                     VINTAGE ACCESS(SM) ANNUITY PROSPECTUS:

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

This Prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.- CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All
     Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap
     Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+ MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service Class
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS

Glossary........................................................     3
Summary.........................................................     4
Fee Table.......................................................     7
Condensed Financial Information.................................    13
The Annuity Contract............................................    13
   Contract Owner Inquiries.....................................    14
   Purchase Payments............................................    14
   Accumulation Units...........................................    15
   The Variable Funding Options.................................    15
Charges and Deductions..........................................    21
   General......................................................    21
   Transfer Charge..............................................    22
   Administrative Charges.......................................    22
   Mortality and Expense Risk Charge............................    22
   Guaranteed Minimum Withdrawal Benefit
     Charge.....................................................    23
   Enhanced Stepped-Up Provision Charge.........................    23
   Variable Funding Option Expenses.............................    23
   Premium Tax..................................................    23
   Changes in Taxes Based upon
     Premium or Value...........................................    23
Transfers.......................................................    23
   Market Timing/Excessive Trading..............................    23
   Dollar Cost Averaging........................................    25
Access to Your Money............................................    26
   Guaranteed Minimum Withdrawal Benefit........................    26
   Systematic Withdrawals.......................................    31
Ownership Provisions............................................    32
   Types of Ownership...........................................    32
     Contract Owner.............................................    32
     Beneficiary................................................    32
     Annuitant..................................................    32
Death Benefit...................................................    33
   Death Proceeds before the Maturity Date......................    33
   Enhanced Stepped-Up Provision................................    35
   Payment of Proceeds..........................................    36
   Spousal Contract Continuance.................................    37
   Beneficiary Contract Continuance.............................    38
   Death Proceeds after the Maturity Date.......................    38
The Annuity Period..............................................    38

   Maturity Date................................................    38
   Allocation of Annuity........................................    39
   Variable Annuity.............................................    39
   Fixed Annuity................................................    39
Payment Options.................................................    40
   Election of Options..........................................    40
   Annuity Options..............................................    40
   Variable Liquidity Benefit ..................................    40
Miscellaneous Contract Provisions...............................    41
   Right to Return..............................................    41
   Termination..................................................    41
   Required Reports.............................................    41
   Suspension of Payments.......................................    41
The Separate Accounts...........................................    41
   Performance Information......................................    42
Federal Tax Considerations......................................    43
   General Taxation of Annuities................................    43
   Types of Contracts: Qualified and Non-qualified..............    43
   Qualified Annuity Contracts..................................    43
     Taxation of Qualified Annuity Contracts....................    44
     Mandatory Distributions for Qualified Plans................    44
   Non-qualified Annuity Contracts..............................    46
     Diversification Requirements for Variable Annuities........    47
     Ownership of the Investments...............................    47
     Taxation of Death Benefit Proceeds.........................    47
   Other Tax Considerations.....................................    47
     Treatment of Charges for Optional Benefits.................    47
     Puerto Rico Tax Considerations.............................    48
     Non-Resident Aliens........................................    48
Other Information...............................................    48
   The Insurance Companies......................................    48
   Financial Statements.........................................    49
   Distribution of Variable Annuity Contracts...................    49
   Conformity with State and Federal Laws.......................    50
   Voting Rights................................................    50
   Restrictions on Financial Transactions.......................    50
   Legal Proceedings............................................    51
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
   Variable Annuity Separate Account 2002.......................   A-1
Appendix B: Condensed Financial Information
   forMetLife Life and Annuity Company of Connecticut
   Variable Annuity Separate Account 2002.......................   B-1
Appendix C: Contents of the
   Statement of Additional Information..........................   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                             VINTAGE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). The MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors TIC Variable Annuity Separate Account 2002. The MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or TLAC Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is available to owners and Annuitants age 80 and under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? Because the contracts described in this Prospectus are newly registered, there is no Accumulation Unit value information available as of the date of this Prospectus.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.................................................     $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................   $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                                             STANDARD DEATH      ENHANCED DEATH
                                                                                                BENEFIT             BENEFIT
                                                                                             --------------      --------------
Mortality and Expense Risk Charge......................................................          1.65%(3)            1.85%(3)
Administrative Expense Charge..........................................................          0.15%               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...............          1.80%               2.00%
Optional E.S.P. Charge.................................................................          0.20%               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED........................          2.00%               2.20%
Optional GMWB I Charge (maximum upon reset)...........................................           1.00%(4)            1.00%(4)
Optional GMWB II Charge (maximum upon reset)...........................................          1.00%(4)            1.00%(4)
Optional GMWB III Charge...............................................................          0.25%               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED........................          2.80%               3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED.......................          2.80%               3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED......................          2.05%               2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..................          3.00%               3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.................          3.00%               3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED................          2.25%               2.45%

----------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                         MINIMUM     MAXIMUM
                                                                                         -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)...............................      0.47%       4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                     DISTRIBUTION                                  CONTRACTUAL FEE      NET TOTAL
                                                        AND/OR                     TOTAL ANNUAL        WAIVER            ANNUAL
UNDERLYING                            MANAGEMENT    SERVICE (12b-1)     OTHER       OPERATING      AND/OR EXPENSE       OPERATING
FUND:                                     FEE            FEES          EXPENSES      EXPENSES       REIMBURSEMENT       EXPENSES**
                                      ----------    ---------------    --------    ------------    ---------------    -------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth
     Fund -- Class 2*.............       0.58%           0.25%           0.04%         0.87%               --           0.87%
   American Funds Growth Fund --
     Class 2*.....................       0.33%           0.25%           0.02%         0.60%               --           0.60%
   American Funds Growth-Income
     Fund -- Class 2*.............       0.28%           0.25%           0.01%         0.54%               --           0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income Securities
     Fund -- Class 2*.............       0.46%           0.25%           0.02%         0.73%               --           0.73%(1)(2)
   Franklin Small-Mid Cap Growth
     Securities Fund -- Class
     2*+..........................       0.48%           0.25%           0.28%         1.01%             0.02%          0.99%(2)(3)
   Templeton Developing Markets
     Securities Fund -- Class 2*..       1.24%           0.25%           0.29%         1.78%               --           1.78%
   Templeton Foreign Securities
     Fund -- Class 2*.............       0.65%           0.25%           0.17%         1.07%             0.05%          1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..............       0.64%           0.25%           0.03%         0.92%               --           0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...................       0.75%           0.25%           0.22%         1.22%               --           1.22%
LEGG MASON PARTNERS INVESTMENT
   SERIES
   Legg Mason Partners Variable
     Dividend Strategy
     Portfolio+++.................       0.65%             --            0.21%         0.86%               --           0.86%
   Legg Mason Partners Variable
     Premier Selections All Cap
     Growth Portfolio+++..........       0.75%             --            0.19%         0.94%               --           0.94%


                                                     DISTRIBUTION                                  CONTRACTUAL FEE      NET TOTAL
                                                        AND/OR                     TOTAL ANNUAL        WAIVER            ANNUAL
UNDERLYING                            MANAGEMENT    SERVICE (12b-1)     OTHER       OPERATING      AND/OR EXPENSE       OPERATING
FUND:                                     FEE            FEES          EXPENSES      EXPENSES       REIMBURSEMENT       EXPENSES**
------------------------------------- ----------    ---------------    --------    ------------    ---------------    -------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable
     All Cap Portfolio --
     Class I+........................    0.75%             --            0.07%         0.82%               --           0.82%
   Legg Mason Partners Variable
     Investors Portfolio - Class I...    0.65%             --            0.06%         0.71%               --           0.71%
   Legg Mason Partners Variable
     Small Cap Growth Portfolio+
     -- Class I......................    0.75%             --            0.22%         0.97%               --           0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
     Appreciation Portfolio..........    0.70%             --            0.02%         0.72%               --           0.72%
   Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+......................    0.65%             --            0.12%         0.77%               --           0.77%
   Legg Mason Partners Variable
     Equity Index Portfolio --
     Class II*.......................    0.31%           0.25%           0.03%         0.59%               --           0.59%
   Legg Mason Partners Variable
     Fundamental Value Portfolio.....    0.75%             --            0.03%         0.78%               --           0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio*++....................    0.55%           0.25%           0.28%         1.08%               --           1.08%(4)
   Legg Mason Partners Variable
     Aggressive Growth Portfolio++...    0.75%             --            0.02%         0.77%               --           0.77%(4)
   Legg Mason Partners Variable
     High Income Portfolio++.........    0.60%             --            0.06%         0.66%               --           0.66%
   Legg Mason Partners Variable
     Large Cap Growth Portfolio++....    0.75%             --            0.04%         0.79%               --           0.79%(4)
   Legg Mason Partners Variable
     Mid Cap Core Portfolio++........    0.75%             --            0.07%         0.82%               --           0.82%
   Legg Mason Partners Variable
     Money Market Portfolio++........    0.45%             --            0.02%         0.47%               --           0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- All Cap Growth
     and Value*......................    0.75%           0.25%           0.06%         1.06%               --           1.06%
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*...........    0.75%           0.25%           0.06%         1.06%               --           1.06%
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Global All Cap
     Growth and Value*...............    0.75%           0.25%           0.15%         1.15%               --           1.15%
   Legg Mason Partners Variable
     Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*...............    0.75%           0.25%           0.24%         1.24%               --           1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable
     Small Cap Growth
     Opportunities Portfolio.........    0.75%             --            0.30%         1.05%               --           1.05%

                                                     DISTRIBUTION                                  CONTRACTUAL FEE      NET TOTAL
                                                        AND/OR                     TOTAL ANNUAL        WAIVER            ANNUAL
UNDERLYING                            MANAGEMENT    SERVICE (12b-1)     OTHER       OPERATING      AND/OR EXPENSE       OPERATING
FUND:                                     FEE            FEES          EXPENSES      EXPENSES       REIMBURSEMENT       EXPENSES**
----------------------------------    ----------    ---------------    --------    ------------    ---------------    -------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC+.......       0.48%             --            0.41%         0.89%               --           0.89%(13)
   Mid-Cap Value Portfolio --
     Class VC+....................       0.74%             --            0.38%         1.12%               --           1.12%(13)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio -- Class A.........       0.83%             --            3.64%         4.47%             3.37%          1.10%(5)
   Harris Oakmark International
     Portfolio -- Class A.........       0.82%             --            0.13%         0.95%               --           0.95%
   Janus Capital Appreciation
     Portfolio -- Class A.........       0.65%             --            0.09%         0.74%               --           0.74%(5)
   Lord Abbett Growth and Income
     Portfolio -- Class B*........       0.50%           0.25%           0.04%         0.79%               --           0.79%(5)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*........       0.68%           0.25%           0.08%         1.01%               --           1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A.........       0.78%             --            0.12%         0.90%               --           0.90%(5)
   Met/AIM Capital Appreciation
     Portfolio -- Class A.........       0.76%             --            0.05%         0.81%               --           0.81%(5)
   Met/AIM Small Cap Growth
     Portfolio -- Class A.........       0.90%             --            0.10%         1.00%               --           1.00%(5)
   MFS(R) Value Portfolio --
     Class A......................       0.73%             --            0.24%         0.97%               --           0.97%(5)
   Neuberger Berman Real Estate
     Portfolio -- Class A.........       0.67%             --            0.03%         0.70%               --           0.70%
   Pioneer Fund Portfolio --
     Class A......................       0.75%             --            0.28%         1.03%             0.03%          1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio -- Class A.........       0.75%             --            2.84%         3.59%             2.59%          1.00%(5)
   Pioneer Strategic Income
     Portfolio -- Class A.........       0.73%             --            0.09%         0.82%               --           0.82%(5)
   Third Avenue Small Cap Value
     Portfolio -- Class B*........       0.75%           0.25%           0.05%         1.05%               --           1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
     Portfolio -- Class D*........       0.73%           0.10%           0.06%         0.89%               --           0.89%
   BlackRock Bond Income
     Portfolio -- Class E*........       0.40%           0.15%           0.07%         0.62%               --           0.62%(6)
   Capital Guardian U.S. Equity
     Portfolio -- Class A.........       0.67%             --            0.06%         0.73%               --           0.73%
   FI Large Cap Portfolio --
     Class A......................       0.80%             --            0.06%         0.86%               --           0.86%(7)
   FI Value Leaders Portfolio --
     Class D*.....................       0.66%           0.10%           0.07%         0.83%               --           0.83%
   MFS(R) Total Return Portfolio
     -- Class F*..................       0.57%           0.20%           0.16%         0.93%               --           0.93%(8)
   Oppenheimer Global Equity
     Portfolio -- Class B*........       0.60%           0.25%           0.33%         1.18%               --           1.18%
   T. Rowe Price Large Cap Growth
     Portfolio --
     Class B*+....................       0.60%           0.25%           0.12%         0.97%               --           0.97%(9)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class.........       0.25%             --            0.41%         0.66%               --           0.66%(10)
   Total Return Portfolio --
     Administrative Class.........       0.25%             --            0.40%         0.65%               --           0.65%

                                                     DISTRIBUTION                                  CONTRACTUAL FEE      NET TOTAL
                                                        AND/OR                     TOTAL ANNUAL        WAIVER            ANNUAL
UNDERLYING                            MANAGEMENT    SERVICE (12b-1)     OTHER       OPERATING      AND/OR EXPENSE       OPERATING
FUND:                                     FEE            FEES          EXPENSES      EXPENSES       REIMBURSEMENT       EXPENSES**
----------------------------------    ----------    ---------------    --------    ------------    ---------------    -------------
PUTNAM VARIABLE TRUST
   Putnam VT International Equity
     Fund -- Class IB*+...........       0.75%           0.25%           0.18%         1.18%               --           1.18%
   Putnam VT Small Cap Value Fund
     -- Class IB*.................       0.76%           0.25%           0.08%         1.09%               --           1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio  --
     Class I+.....................       0.70%             --            0.07%         0.77%               --           0.77%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --
     Service Class*...............       0.57%           0.10%           0.09%         0.76%               --           0.76%
   VIP Mid Cap Portfolio --
     Service Class 2*.............       0.57%           0.25%           0.12%         0.94%               --           0.94%

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                   OPERATING
                                              DISTRIBUTION                                                         EXPENSES
                                                AND/OR                              CONTRACTUAL FEE  NET TOTAL   INCLUDING NET
                                                SERVICE               TOTAL ANNUAL       WAIVER       ANNUAL      EXPENSES OF
UNDERLYING                        MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING    UNDERLYING
FUND:                                FEE         FEES       EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**    PORTFOLIOS
--------------------------------  ----------  ------------  --------  ------------  ---------------  ----------  -------------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio -- Class B*.........     0.10%        0.25%       0.95%       1.30%          0.95%          0.35%    0.98%(11)(12)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class
  B*............................     0.10%        0.25%       0.31%       0.66%          0.31%          0.35%    1.00%(11)(12)
MetLife Moderate Allocation
  Portfolio -- Class B*.........     0.10%        0.25%       0.19%       0.54%          0.19%          0.35%    1.04%(11)(12)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class
  B*............................     0.10%        0.25%       0.24%       0.59%          0.24%          0.35%    1.06%(11)(12)
MetLife Aggressive Allocation
  Portfolio -- Class B*.........     0.10%        0.25%       1.66%       2.01%          1.66%          0.35%    1.07%(11)(12)

----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1)   The Fund administration fee is paid indirectly through the management fee.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                             END OF PERIOD SHOW               ANNUITIZED AT END OF PERIOD SHOWN
                                                     -------------------------------------
FUNDING OPTION                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------   ------   -------   -------   --------   ------   -------   -------   --------
Underlying Fund with Maximum Total Annual
Operating Expenses................................    1331      2746      4001      6636      731       2146     3501       6636
Underlying Fund with Minimum Total Annual
Operating Expenses................................    939       1627      2231      3565      339       1027     1731       3565

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                     MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
     DEATH BENEFIT/OPTIONAL FEATURE                       ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------               -----------------------------------------------
Standard Death Benefit                                                     80
Enhanced Death Benefit                                                     75
Enhanced Stepped-Up Provision (E.S.P.)                                     75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                                INVESTMENT                                        INVESTMENT
             OPTION                                 OBJECTIVE                                     ADVISER/SUBADVISER
-------------------------------------  --------------------------------------------   ---------------------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth        Seeks capital appreciation through stocks.     Capital Research and Management Company
   Fund -- Class 2

   American Funds Growth Fund --       Seeks capital appreciation through stocks.     Capital Research and Management Company
   Class 2

   American Funds Growth-Income        Seeks both capital appreciation and income.    Capital Research and Management Company
   Fund -- Class 2

             FUNDING                                   INVESTMENT                                      INVESTMENT
             OPTION                                    OBJECTIVE                                   ADVISER/SUBADVISER
-------------------------------------  --------------------------------------------   ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

   Franklin Income Securities Fund --  Seeks to maximize income while                 Franklin Advisers, Inc.
    Class 2                            maintaining prospects
                                       for capital appreciation.

   Franklin Small-Mid Cap Growth       Seeks long-term capital growth.                Franklin Advisers, Inc.
    Securities Fund -- Class 2+

   Templeton Developing Markets        Seeks long-term capital appreciation.          Templeton Asset Management Ltd.
     Securities Fund -- Class 2

   Templeton Foreign Securities        Seeks long-term capital growth.                Templeton Investment Counsel, LLC
    Fund -- Class 2                                                                   Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES

   Mid Cap Growth Portfolio --         Seeks long-term growth of capital.             Janus Capital Management LLC
    Service Shares

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap         Seeks long-term capital appreciation.          Lazard Asset Management LLC
    Portfolio

LEGG MASON PARTNERS VARIABLE
  INVESTMENT SERIES*

   Legg Mason Partners Variable        Seeks capital appreciation,  principally       Smith Barney Fund Management LLC
    Dividend Strategy Portfolio+*      through investments in dividend-paying
                                       stocks.

 Legg Mason Partners Variable          Seeks long-term capital growth.                Smith Barney Fund Management LLC
  Premier Selections All Cap
   Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. *

   Legg Mason Partners Variable All    Seeks capital appreciation through             Salomon Brothers Asset Management Inc
    Cap Portfolio -- Class I+*         investments.

   Legg Mason Partners Variable        Seeks long-term growth of capital, with        Salomon Brothers Asset Management Inc
    Investors Portfolio*               growth of current income as a secondary
                                       objective.

   Legg Mason Partners Variable        Seeks long term growth of capital.             Salomon Brothers Asset Management Inc
    Small Cap Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II *

   Legg Mason Partners Variable        Seeks long-term appreciation of capital.       Smith Barney Fund Management LLC
    Appreciation Portfolio *

   Legg Mason Partners Variable        Seeks high current income.                     Smith Barney Fund Management LLC
    Diversified Strategic Income                                                      Subadviser: Citigroup Asset
    Portfolio+*                                                                       Management Ltd.

   Legg Mason Partners Variable        Seeks to correspond to the price and           TIMCO Asset Management, Inc.
     Equity Index Portfolio --         yield performance of the S&P 500 Index.
     Class II *

   Legg Mason Partners Variable        Seeks long-term capital growth. Current        Smith Barney Fund Management LLC
    Fundamental Value Portfolio*       income is a secondary consideration.


LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC. *

   Legg Mason Partners Variable        Seeks to provide high current                  Smith Barney Fund Management LLC
    Adjustable Rate Income Portfolio*  income and to limit the degree of fluctuation of its net asset value
                                       resulting from movements in interest rates.

   Legg Mason Partners Variable        Seeks long-term capital appreciation.          Smith Barney Fund Management LLC
    Aggressive Growth Portfolio *

   Legg Mason Partners Variable        Seeks high current income. Secondarily,        Smith Barney Fund Management LLC
    High Income Portfolio *            seeks capital appreciation.

   Legg Mason Partners Variable        Seeks long term growth of capital.             Smith Barney Fund Management LLC
    Large Cap Growth Portfolio *

   Legg Mason Partners Variable        Seeks long-term growth of capital.             Smith Barney Fund Management LLC
    Mid Cap Core Portfolio *

   Legg Mason Partners Variable        Seeks to maximize current income consistent    Smith Barney Fund Management LLC
    Money Market Portfolio*            with preservation of capital.

             FUNDING                                 INVESTMENT                                        INVESTMENT
             OPTION                                  OBJECTIVE                                     ADVISER/SUBADVISER
-------------------------------------  --------------------------------------------   ---------------------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV *

   Legg Mason Partners Variable        Seeks long-term growth of capital.             Smith Barney Fund Management LLC
    Multiple Discipline Portfolio --
    All Cap Growth and Value *

   Legg Mason Partners Variable        Seeks a balance between                        Smith Barney Fund Management LLC
     Multiple Discipline               long-term growth of capital
     Portfolio -- Balanced All Cap     and principal preservation.
     Growth and Value *

   Legg Mason Partners Variable        Seeks long-term growth of capital.             Smith Barney Fund Management LLC
      Multiple Discipline
      Portfolio -- Global
      All Cap Growth and Value *

   Legg Mason Partners Variable        Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value *

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V *

   Legg Mason Partners Variable        Seeks long-term capital growth.                Smith Barney Fund Management LLC
    Small Cap Growth
    Opportunities Portfolio*

LORD ABBETT SERIES FUND, INC.

   Growth and Income Portfolio --      Seeks long-term growth of capital and          Lord, Abbett & Co. LLC
      Class VC+                        income without excessive fluctuations
                                       in market value.

   Mid-Cap Value Portfolio --          Seeks capital appreciation through             Lord, Abbett & Co. LLC
    Class VC+                          investments, primarily in equity securities,
                                       which are believed to be undervalued
                                       in the marketplace.
MET INVESTORS SERIES TRUST *

   Dreman Small-Cap Value Portfolio    Seeks capital appreciation.                    Met Investors Advisory, LLC
    -- Class A *                                                                      Subadviser: Dreman Value Management L.L.C.

   Harris Oakmark International        Seeks long-term capital appreciation.          Met Investors Advisory, LLC
    Portfolio -- Class A *                                                            Subadviser: Harris Associates L.P.

   Janus Capital Appreciation          Seeks capital appreciation.                    Met Investors Advisory, LLC
    Portfolio -- Class A *                                                            Subadviser: Janus Capital Management LLC

   Lord Abbett Growth and Income       Seeks growth of capital and current            Met Investors Advisory, LLC
   Portfolio -- Class B *              income without excessive fluctuations          Subadviser: Lord, Abbett & Co. LLC
                                       in the market value.

   Lord Abbett Mid-Cap Value           Seeks capital appreciation through             Met Investors Advisory, LLC
    Portfolio -- Class B *             investment, primarily in equity securities     Subadviser: Lord, Abbett & Co. LLC
                                       which are believed to be undervalued in
                                       the marketplace.

   Mercury Large-Cap Core              Seeks long-term capital growth.                Met Investors Advisory, LLC
    Portfolio -- Class A *                                                            Subadviser: Merrill Lynch Investment
                                                                                      Managers, L.P.

   Met/AIM Capital Appreciation        Seeks capital appreciation.                    Met Investors Advisory, LLC
    Portfolio -- Class A *                                                            Subadviser:  AIM Capital Management, Inc.

   Met/AIM Small Cap Growth            Seeks long-term growth of capital.             Met Investors Advisory, LLC
    Portfolio -- Class A *                                                            Subadviser:  AIM Capital Management, Inc.

   MFS(R) Value Portfolio -- Class A*  Seeks capital appreciation and reasonable      Met Investors Advisory, LLC
                                       income.                                        Subadviser: Massachusetts Financial Services
                                                                                      Company

   Neuberger Berman Real Estate        Seeks to provide total return                  Met Investors Advisory, LLC
    Portfolio -- Class  A *            through investment in  real estate             Subadviser: Neuberger Berman
                                       securities, emphasizing both capital           Management, Inc.
                                       appreciation and current income

Pioneer Fund Portfolio -- Class A*  Seeks reasonable income and capital growth.    Met Investors Advisory, LLC
                                                                                   Subadviser: Pioneer Investment
                                                                                   Management, Inc.

Pioneer Mid-Cap Value Portfolio --  Seeks capital appreciation.                    Met Investors Advisory, LLC
  Class A *                                                                        Subadviser: Pioneer Investment
                                                                                   Management, Inc.

Pioneer Strategic Income            Seeks a high level of current income.          Met Investors Advisory, LLC
  Portfolio -- Class A *                                                           Subadviser: Pioneer Investment
                                                                                   Management, Inc.

Third Avenue Small Cap Value        Seeks long-term capital appreciation.          Met Investors Advisory, LLC
    Portfolio -- Class B *                                                            Subadviser: Third Avenue Management LLC


           FUNDING                                  INVESTMENT                                        INVESTMENT
           OPTION                                   OBJECTIVE                                      ADVISER/SUBADVISER
-------------------------------------  --------------------------------------------   ---------------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth         Seeks maximum capital appreciation.            MetLife Advisers, LLC
    Portfolio -- Class D *                                                            Subadviser: BlackRock Advisors, Inc.

   BlackRock Bond Income               Seeks competitive total return primarily       MetLife Advisers, LLC
    Portfolio -- Class E *             from investing in fixed-income securities.     Subadviser: BlackRock Advisors, Inc.

   Capital Guardian U.S. Equity        Seeks long-term growth of capital.             MetLife Advisers, LLC
   Portfolio -- Class A *                                                             Subadviser: Capital Guardian Trust Company

   FI Large Cap Portfolio -- Class A*  Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management & Research
                                                                                      Company

   FI Value Leaders Portfolio --       Seeks long-term growth of capital.             MetLife Advisers, LLC
    Class D *                                                                         Subadviser: Fidelity Management & Research
                                                                                      Company

   MetLife Aggressive Allocation       Seeks growth of capital.                       MetLife Advisers, LLC
    Portfolio -- Class B *

   MetLife Conservative Allocation     Seeks a high level of current income,          MetLife Advisers, LLC
    Portfolio -- Class B *             with growth of  capital as a secondary
                                       objective.

   MetLife Conservative to Moderate    Seeks high total return in the                 MetLife Advisers, LLC
    Allocation Portfolio               form of income and  growth of
     -- Class B *                      capital, with a greater emphasis on income.

   MetLife Moderate Allocation         Seeks a balance between a                      MetLife Advisers, LLC
    Portfolio -- Class B *             high level of current income
                                       and growth of capital, with a
                                       greater emphasis on growth of capital.

   MetLife Moderate to Aggressive      Seeks growth of capital.                       MetLife Advisers, LLC
    Allocation Portfolio -- Class B *

   MFS(R) Total Return Portfolio --    Seeks a favorable total return through         MetLife Advisers, LLC
      Class F *                        investment in a diversified portfolio.         Subadviser: Massachusetts Financial Services
                                                                                      Company

   Oppenheimer Global Equity           Seeks capital appreciation.                    MetLife Advisers, LLC
    Portfolio -- Class B *                                                            Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth      Seeks long-term growth of capital              MetLife Advisers, LLC
    Portfolio -- Class B+*             and, secondarily, dividend income.             Subadviser: T. Rowe Price Associates Inc.

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --            Seeks maximum total return, consistent with    Pacific Investment Management Company LLC
    Administrative Class               preservation of  capital and prudent
                                       investment management.

   Total Return Portfolio --           Seeks maximum total return, consistent with    Pacific Investment Management Company LLC
    Administrative Class               preservation of capital and prudent
                                       investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity      Seeks capital appreciation.                    Putnam Investment Management, LLC
    Fund -- Class IB+

   Putnam VT Small Cap Value Fund      Seeks capital appreciation.                    Putnam Investment Management, LLC
    -- Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio --        Seeks capital appreciation.                    Van Kampen Asset Management
    Class I+

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio         Seeks long-term capital appreciation.          Fidelity Management & Research Company
    -- Service Class

   VIP Mid Cap Portfolio -- Service    Seeks long-term growth of capital.             Fidelity Management & Research Company
      Class 2

-----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                  FORMER NAME                                                          NEW NAME
-----------------------------------------------------------   ----------------------------------------------------------------------
GREENWICH STREET SERIES FUND                                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                        Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                        Legg Mason Partners Variable Diversified Strategic
                                                                    Income Portfolio
   Equity Index Portfolio                                        Legg Mason Partners Variable Equity Index Portfolio Value Portfolio
   Fundamental Value Portfolio                                   Legg Mason Partners Variable
SALOMON BROTHERS VARIABLE SERIES FUND INC                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                  Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                         Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                      Legg Mason Partners Variable Dividend Strategy Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio      Legg Mason Partners Variable Premier Selections All Cap Growth
                                                                    Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and  Value       Legg Mason Partners Variable Multiple Discipline Portfolio
                                                                    -- All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap                Legg Mason Partners Variable Multiple Discipline Portfolio
     Growth and Value                                               -- Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap                  Legg Mason Partners Variable Multiple Discipline Portfolio
     Growth and Value                                               -- Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap                       Legg Mason Partners Variable Multiple Discipline Portfolio
     Growth and Value                                               -- Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                           Legg Mason Partners Variable Adjustable Rate Income Portfolio
   Smith Barney Aggressive Growth Portfolio                      Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                            Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio            Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Mid Cap Core Portfolio                           Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                           Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio         Legg Mason Partners Variable Small Cap Growth Opportunities
                                                                    Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

               FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
-----------------------------------------------------------   ------------------------------------------------------
 --                                                           MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                        Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                        MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                            MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                       FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                           FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio               MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio             MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative           MetLife Conservative to Moderate Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio      MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                 MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                        MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                              Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                               BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                        METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                   MFS(R) Total Return Portfolio

           FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
-------------------------------------------------              -----------------------------------------
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                         MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                         Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                         Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                             Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                     FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                 MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Value Portfolio                  Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
   Travelers Managed Income Portfolio                             BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
   Van Kampen Enterprise Portfolio                                Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

           FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
-------------------------------------------------              -----------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND               MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                  Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND               METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                  T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                             MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                       Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                 METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                            Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                 MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                            Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                   MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                  Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                   METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                               Oppenheimer Global Equity Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your registered representative, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the

Standard Death Benefit, the M&E charge is equal to1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                   GMWB I                                  GMWB II                     GMWB III
-------------------    ------------------------------              ----------------------        ----------------------
ALSO CALLED:                    Principal                               Principal                    Principal
                                Guarantee                               Guarantee                 Guarantee Value

AVAILABILITY:               Not available for                      Available on or after         Available on or after
                          purchase on or after                       March 28, 2005 if             March 28, 2005 if
                       March 28, 2005, unless GMWB II              approved in your state        approved in your state
                       is not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                   GMWB I               GMWB II              GMWB III
                                                                ----------             ----------            ---------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:.......................      5% of RBB              5% of RBB            5% of RBB
If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:.......................     10% of RBB             10% of RBB            5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                            ASSUMES 10% GAIN ON INVESTMENT          ASSUMES 10% LOSS ON INVESTMENT
                   -----------------------------------------------------------    -----------------------------------------------
                   CONTRACT                                           CONTRACT
                    VALUE            RBB               AWB (5%)        VALUE               RBB                  AWB (5%)
                   --------    ------------------  ----------------   --------    -------------------   -------------------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $100,000         $100,000            $5,000        $100,000          $100,000                $5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL         $110,000         $100,000            $5,000        $ 90,000          $100,000                $5,000

PARTIAL
WITHDRAWAL           N/A            (100,000         [5,000 x (1-        N/A            (100,000               [5,000 x
REDUCTION (PWR)                x 10,000/110,000)=  90,000/100,000)]=               x 10,000/90,000)=    (1-88,889/100,000)]= $556
                                     9,091               500                            $11,111

GREATER OF
PWR OR THE                        $10,000                                             $11,111
DOLLAR AMOUNT
OF THE
WITHDRAWAL                       (10,000>9,091)                                     (11,111>10,000)

CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)         $ 10,000         $10,000             $500          $ 10,000          $11,111                  $556

VALUE
IMMEDIATELY
AFTER
WITHDRAWAL         $100,000         $90,000             $4,500        $ 80,000          $88,889                 $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                             ASSUMES 10% GAIN ON INVESTMENT                         ASSUMES 10% LOSS ON INVESTMENT
                   -------------------------------------------------    -----------------------------------------------------
                   CONTRACT                                             CONTRACT
                    VALUE             RBB                AWB (5%)       VALUE              RBB                   AWB (5%)
                   --------    -------------------  ----------------    --------     ----------------       -----------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $100,000          $100,000           $5,000          $100,000          $100,000                $5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL         $110,000          $100,000           $5,000          $90,000           $100,000                $5,000

IMMEDIATELY
AFTER
WITHDRAWAL         $100,000          $90,909            $4,545          $80,000           $88,889                 $4,444

                               [100,000 - (100,000       [(5,000                         [100,000 -         [5,000 x (88,889/
                               x10,000/110,000)]    x90,909/100,000)]                    (100,000x               100,000)]
                                                                                      10,000/90,000)]
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)         $10,000          $9,091                $455          $10,000           $11,111                  $556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                               GMWB I                    GMWB II                 GMWB III
                                                               ------                    -------                 --------
Current Annual Charge................................          0.40%                     0.50%                    0.25%
Maximum Annual Charge After a Reset..................          1.00%                     1.00%                     N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                                GMWB I                              GMWB II                    GMWB III
                                         ---------------------        ------------------------           ----------------------
AWB                                       5% of RBB if first            5% of RBB if first                     5% of RBB
                                         withdrawal before 3rd        withdrawal before 3rd
                                              anniversary                 anniversary
                                          10% of RBB if first           10% of RBB if first
                                          withdrawal after 3rd         withdrawal after 3rd
                                             anniversary                   anniversary

ANNUAL CHARGE                                   0.40%                         0.50%                             0.25%

RESET                                            Yes                          Yes                                 No

CAN I CANCEL MY GMWB?                            No                       Yes, after the                 Yes, after the 5th
                                                                       5th anniversary of GMWB              anniversary of GMWB
                                                                             purchase                         purchase
INVESTMENT
RESTRICTIONS                                     No                            Yes                              Yes

WAIVER OF
RECALCULATION
OF AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED
PLANS                                            No                            Yes                              Yes

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date;

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments andminus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

        50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

        50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 -- 16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                                                                                         MANDATORY
       BEFORE THE MATURITY DATE,                 THE COMPANY WILL                                                       PAYOUT RULES
         UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:                        UNLESS. . .                     APPLY*
----------------------------------------   -----------------------------  -------------------------------------------   ------------
OWNER (WHO IS NOT THE ANNUITANT) (WITH     The beneficiary (ies), or      Unless the beneficiary elects to continue          Yes
NO JOINT OWNER)                            if none, to the Contract       the Contract rather than receive the
                                           Owner's estate.                distribution.

OWNER (WHO IS THE ANNUITANT) (WITH NO      The beneficiary (ies), or      Unless the beneficiary elects to continue          Yes
JOINT OWNER)                               if none, to the Contract       the Contract rather than receive the
                                           Owner's estate.                distribution.

NON-SPOUSAL JOINT OWNER (WHO IS NOT THE    The surviving joint owner.                                                        Yes
ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies), or,     Unless the beneficiary elects to continue          Yes
ANNUITANT)                                 if none, to the surviving      the Contract rather than receive a
                                           joint owner.                   distribution.

SPOUSAL JOINT OWNER (WHO IS NOT THE        The surviving joint owner.     Unless the spousal joint owner elects to           Yes
ANNUITANT)                                                                continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE            The beneficiary (ies), or,     Unless the spouse elects to continue the           Yes
ANNUITANT)                                 if none, to the surviving      Contract.
                                           joint owner.
                                                                          A spouse who is not the beneficiary may
                                                                          decline to continue the Contract and
                                                                          instruct the Company to pay the
                                                                          beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT         The beneficiary (ies), or      Unless the beneficiary elects to continue          Yes
OWNER)                                     if none, to the Contract       the Contract rather than receive the
                                           Owner.  If the Contract        distribution.
                                           Owner is not living, then
                                           to the joint owner.  If        But, if there is a Contingent Annuitant,
                                           none, then to the Contract     then the Contingent Annuitant becomes the
                                           Owner's estate.                Annuitant and the Contract continues in
                                                                          effect (generally using the original
                                                                          Maturity Date). The proceeds will then be
                                                                          paid upon the death of the Contingent
                                                                          Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT OWNER)      See death of "owner who is                                                        Yes
                                           the Annuitant" above.

                                                                                                            MANDATORY
       BEFORE THE MATURITY DATE,                    THE COMPANY WILL                                       PAYOUT RULES
         UPON THE DEATH OF THE                    PAY THE PROCEEDS TO:          UNLESS. . .                   APPLY*
-----------------------------------------     ----------------------------      --------------       -------------------------
ANNUITANT (WHERE OWNER IS A NON-NATURAL       The beneficiary (ies), or                              Yes (Death of Annuitant
ENTITY/TRUST)                                 if none, to the owner.                                 is treated as death of
                                                                                                     the owner in these
                                                                                                     circumstances.)

CONTINGENT ANNUITANT (ASSUMING                No death proceeds are                                  N/A
ANNUITANT IS STILL ALIVE)                     payable; Contract continues.

BENEFICIARY                                   No death proceeds are                                  N/A
                                              payable; Contract continues.

CONTINGENT BENEFICIARY                        No death proceeds are                                  N/A
                                              payable; Contract continues.

                              QUALIFIED CONTRACTS

                                                                                                                     MANDATORY
BEFORE THE MATURITY DATE, UPON THE   THE COMPANY WILL PAY THE                                                       PAYOUT RULES
DEATH OF THE                         PROCEEDS TO:                      UNLESS. . .                                     APPLY *
----------------------------------   ----------------------------      -----------------------------------------    ------------
OWNER / ANNUITANT                    The beneficiary (ies), or         Unless the beneficiary elects to continue       Yes
                                     if none, to the Contract          the Contract rather than receive a
                                     Owner's estate.                   distribution.

BENEFICIARY                          No death proceeds are                                                             N/A
                                     payable; Contract continues.

CONTINGENT BENEFICIARY               No death proceeds are                                                             N/A
                                     payable; Contract continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the

Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of the separate accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth

IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage Access is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for each Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of

Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION

  METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
                    SEPARATE ACCOUNT 2002
            ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

               SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (3/03).........................   2005        1.455           1.689                  31,926
                                                               2004        1.239           1.455                      --
                                                               2003        1.000           1.239                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.435           1.474                  13,259
                                                               2004        1.313           1.435                      --
                                                               2003        1.000           1.313                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.272           1.435                      --
                                                               2004        1.195           1.272                      --
                                                               2003        1.000           1.195                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.530           1.715                 126,514
                                                               2004        1.373           1.530                  74,543
                                                               2003        1.000           1.373                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.492           1.703                 477,055
                                                               2004        1.350           1.492                 205,142
                                                               2003        1.000           1.350                  24,218

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.432           1.489                 494,459
                                                               2004        1.321           1.432                 229,220
                                                               2003        1.000           1.321                  35,637

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.679           1.767                  20,631
                                                               2004        1.301           1.679                      --
                                                               2003        1.000           1.301                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                  41,203
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        1.000           1.031                 263,063

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.530           1.575                  22,174
                                                               2004        1.398           1.530                  16,786
                                                               2003        1.000           1.398                   2,000

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.398           1.518                 181,951
                                                               2004        1.264           1.398                  40,445
                                                               2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                  21,391
                                                               2004        1.444           1.769                  10,655
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.638           1.773                 143,783
                                                               2004        1.407           1.638                  44,199
                                                               2003        1.000           1.407                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2005        1.575           1.684                  79,380
                                                               2004        1.382           1.575                   6,457
                                                               2003        1.000           1.382                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.308           1.340                 126,696
                                                               2004        1.224           1.308                  25,456
                                                               2003        1.000           1.224                  15,635

   Diversified Strategic Income Portfolio (3/03)............   2005        1.129           1.138                  57,517
                                                               2004        1.077           1.129                  33,476
                                                               2003        1.000           1.077                   1,000

   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.369           1.401                  30,537
                                                               2004        1.264           1.369                  25,069
                                                               2003        1.000           1.264                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.498           1.542                  97,170
                                                               2004        1.410           1.498                  60,356
                                                               2003        1.000           1.410                   2,008

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.559           1.716                      --
                                                               2004        1.318           1.559                   2,007
                                                               2003        1.000           1.318                   2,007

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                   6,768
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  72,663
                                                               2004        1.241           1.373                  15,864
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                  67,831
                                                               2004        1.256           1.531                  22,640
                                                               2003        1.000           1.256                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                 402,925
                                                               2004        1.045           1.118                 210,200
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.053           1.060                 344,396
                                                               2004        1.022           1.053                 136,536
                                                               2003        1.000           1.022                   6,058

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.574           1.735                      --
                                                               2004        1.379           1.574                      --
                                                               2003        1.000           1.379                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2005        1.916           2.015                      --
                                                               2004        1.546           1.916                      --
                                                               2003        1.000           1.546                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.496           1.529                  22,408
                                                               2004        1.406           1.496                  22,411
                                                               2003        1.000           1.406                      --

   Investors Fund -- Class I (3/03).........................   2005        1.440           1.507                  69,486
                                                               2004        1.328           1.440                  41,184
                                                               2003        1.000           1.328                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.732           1.785                   5,301
                                                               2004        1.532           1.732                   5,756
                                                               2003        1.000           1.532                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.235           1.210                   7,236
                                                               2004        1.216           1.235                   8,236
                                                               2003        1.000           1.216                   1,000

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.331           1.390                      --
                                                               2004        1.317           1.331                   1,000
                                                               2003        1.000           1.317                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.347           1.393                 343,429
                                                               2004        1.286           1.347                 153,628
                                                               2003        1.000           1.286                  28,399

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.229           1.258                 948,369
                                                               2004        1.191           1.229                 817,319
                                                               2003        1.000           1.191                 171,664

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.418           1.484                 357,728
                                                               2004        1.310           1.418                 358,686
                                                               2003        1.000           1.310                   7,252

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.330           1.353                  21,364
                                                               2004        1.269           1.330                  23,370
                                                               2003        1.000           1.269                   2,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.319           1.408                      --
                                                               2004        1.261           1.319                      --
                                                               2003        1.000           1.261                      --

   Equity Income Portfolio (3/03)...........................   2005        1.426           1.464                  97,576
                                                               2004        1.322           1.426                  44,350
                                                               2003        1.000           1.322                      --

   Large Cap Portfolio (3/03)...............................   2005        1.283           1.369                   7,856
                                                               2004        1.226           1.283                      --
                                                               2003        1.000           1.226                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.027                      --

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006           1.009                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Managed Allocation Series: Moderate-Aggressive Portfolio    2005        1.000           1.051                      --
   (6/05)...................................................

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.024                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.383           1.523                   5,703
                                                               2004        1.215           1.383                   4,058
                                                               2003        1.000           1.215                   5,450

   MFS(R) Emerging Growth Portfolio (3/03)..................   2005        1.384           1.342                      --
                                                               2004        1.250           1.384                  13,181
                                                               2003        1.000           1.250                  13,181

   MFS(R) Mid Cap Growth Portfolio (3/03)...................   2005        1.479           1.498                  28,625
                                                               2004        1.320           1.479                      --
                                                               2003        1.000           1.320                      --

   MFS(R) Total Return Portfolio (3/03).....................   2005        1.281           1.296                 240,148
                                                               2004        1.170           1.281                  95,126
                                                               2003        1.000           1.170                      --

   MFS(R) Value Portfolio (5/04)............................   2005        1.119           1.170                  20,909
                                                               2004        1.000           1.119                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.508           1.622                 110,871
                                                               2004        1.326           1.508                  53,602
                                                               2003        1.000           1.326                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                 175,808
                                                               2004        1.214           1.325                  56,561
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.002                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.093           1.113                  91,666
                                                               2004        1.000           1.093                  13,243

   Strategic Equity Portfolio (3/03)........................   2005        1.377           1.380                   5,234
                                                               2004        1.272           1.377                      --
                                                               2003        1.000           1.272                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.072                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.981                  11,080

   Travelers Managed Income Portfolio (3/03)................   2005        1.054           1.050                 242,801
                                                               2004        1.044           1.054                 116,855
                                                               2003        1.000           1.044                   1,994

   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.254           1.328                  67,707
                                                               2004        1.229           1.254                   1,000
                                                               2003        1.000           1.229                   1,000

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                 106,311
                                                               2004        0.998           0.992                 162,467
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.406           1.542                 181,681
                                                               2004        1.302           1.406                  78,678
                                                               2003        1.000           1.302                  12,641

   Smith Barney High Income Portfolio (3/03)................   2005        1.286           1.296                 195,440
                                                               2004        1.186           1.286                  51,934
                                                               2003        1.000           1.186                   1,000

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.364           1.410                  70,058
                                                               2004        1.384           1.364                  26,136
                                                               2003        1.000           1.384                  14,848

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.409           1.499                  13,366
                                                               2004        1.299           1.409                  17,630
                                                               2003        1.000           1.299                   1,014

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.982           0.991                 298,751
                                                               2004        0.991           0.982                 326,129
                                                               2003        1.000           0.991                  29,412

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.278           1.354                   5,883
                                                               2004        1.215           1.278                   7,883
                                                               2003        1.000           1.215                   2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.634           1.683                  12,861
                                                               2004        1.439           1.634                   1,000
                                                               2003        1.000           1.439                   1,000

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (3/03)............  2005        1.460           1.676                  97,502
                                                               2004        1.289           1.460                  37,549
                                                               2003        1.000           1.289                   2,003

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.766           2.047                  43,707
                                                               2004        1.442           1.766                  30,239
                                                               2003        1.000           1.442                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (3/03).........................   2005        1.000           1.161                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.000           1.004                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.000           1.151                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.000           1.139                  94,596

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.000           1.035                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.000           1.080                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.000           1.072                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.099                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05).   2005        1.000           1.025                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.000           1.047                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.000           1.075                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.203                  18,009

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.000           1.067                  92,200

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2005        1.000           1.058                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.000           1.009                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.000           0.991                      --

   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.000           1.022                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.000           1.035                  25,432

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.000           1.099                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.025                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.020                  40,260

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.986                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.000           0.994                  24,590

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.000           1.091                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/03).   2005        1.000           1.049                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.000           1.029                      --

   Investors Fund -- Class I (3/03).........................   2005        1.000           1.041                  33,806

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.000           1.070                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.000           0.975                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.000           1.038                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.000           1.039                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.000           1.024                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.000           1.049                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.000           1.013                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.000           1.075                      --

   Equity Income Portfolio (3/03)...........................   2005        1.000           1.024                      --

   Large Cap Portfolio (3/03)...............................   2005        1.000           1.070                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.024                      --

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.003           1.005                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.993           1.033                 296,135

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.046                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.020                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.000           1.085                  37,866

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS(R) Emerging Growth Portfolio (3/03)..................   2005        1.000           0.998                      --

   MFS(R) Mid Cap Growth Portfolio (3/03)...................   2005        1.000           1.041                      --

   MFS(R) Total Return Portfolio (3/03).....................   2005        1.000           1.004                      --

   MFS(R) Value Portfolio (5/04)............................   2005        1.000           1.031                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.000           1.063                  25,692

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.039                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.998                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.000           1.002                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.000           1.039                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.067                  14,740

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.977                  15,825

   Travelers Managed Income Portfolio (3/03)................   2005        1.000           0.984                      --

   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.000           1.066                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.000           1.103                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.000           0.993                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.000           1.050                  38,455

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.000           1.065                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        1.000           1.002                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.000           1.069                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.000           1.071                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (3/03)...........   2005        1.000           1.128                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.000           1.134                  42,187

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (6/03).........................   2005        1.455           1.689                      --
                                                               2004        1.239           1.455                      --
                                                               2003        1.089           1.239                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (4/03)...................................................   2005        1.435           1.474                  46,477
                                                               2004        1.313           1.435                  64,752
                                                               2003        1.000           1.313                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.272           1.435                  10,418
                                                               2004        1.195           1.272                  10,418
                                                               2003        1.000           1.195                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2005        1.530           1.715                 447,397
                                                               2004        1.373           1.530                 472,583
                                                               2003        1.000           1.373                 299,589

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.492           1.703                 634,620
                                                               2004        1.350           1.492                 617,857
                                                               2003        1.000           1.350                 504,328

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.432           1.489                 786,780
                                                               2004        1.321           1.432                 772,045
                                                               2003        1.000           1.321                 625,264

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.679           1.767                      --
                                                               2004        1.301           1.679                      --
                                                               2003        1.088           1.301                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (12/03).   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.203           1.301                   7,445
                                                               2004        1.067           1.203                   7,445
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (6/05).   2005        1.043           1.031                  11,521

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/03)............................................   2005        1.530           1.575                 121,401
                                                               2004        1.398           1.530                 108,563
                                                               2003        1.000           1.398                  76,045

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2005        1.398           1.518                  34,836
                                                               2004        1.264           1.398                  33,858
                                                               2003        1.000           1.264                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                 127,498
                                                               2004        1.444           1.769                 127,618
                                                               2003        1.000           1.444                  90,090

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/03)...................................................   2005        1.638           1.773                 204,747
                                                               2004        1.407           1.638                 217,612
                                                               2003        1.000           1.407                 121,178

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2005        1.575           1.684                  30,498
                                                               2004        1.382           1.575                  55,235
                                                               2003        1.115           1.382                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2005        1.308           1.340                 210,823
                                                               2004        1.224           1.308                 184,877
                                                               2003        1.000           1.224                  71,023

   Diversified Strategic Income Portfolio (4/03)............   2005        1.129           1.138                 216,920
                                                               2004        1.077           1.129                 330,579
                                                               2003        1.000           1.077                 664,067

   Equity Index Portfolio -- Class II Shares (5/03).........   2005        1.369           1.401                  87,641
                                                               2004        1.264           1.369                  89,785
                                                               2003        1.000           1.264                  40,091

   Fundamental Value Portfolio (3/03).......................   2005        1.498           1.542                 175,780
                                                               2004        1.410           1.498                 198,293
                                                               2003        1.000           1.410                 196,716

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.559           1.716                  65,959
                                                               2004        1.318           1.559                  67,939
                                                               2003        1.000           1.318                  70,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                  13,845
                                                               2004        1.332           1.503                  14,330
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  98,781
                                                               2004        1.241           1.373                  34,126
                                                               2003        1.000           1.241                   4,911

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                 218,787
                                                               2004        1.256           1.531                 240,790
                                                               2003        1.000           1.256                 166,385

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                 348,223
                                                               2004        1.045           1.118                 801,442
                                                               2003        1.000           1.045                 548,984

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.053           1.060                 419,118
                                                               2004        1.022           1.053                 529,869
                                                               2003        1.000           1.022                 395,456

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.574           1.735                  20,044
                                                               2004        1.379           1.574                  54,517
                                                               2003        1.000           1.379                  11,655

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2005        1.916           2.015                  42,427
                                                               2004        1.546           1.916                  28,652
                                                               2003        1.000           1.546                  29,737

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.496           1.529                   9,776
                                                               2004        1.406           1.496                   9,776
                                                               2003        1.000           1.406                   9,776

   Investors Fund -- Class I (3/03).........................   2005        1.440           1.507                   6,688
                                                               2004        1.328           1.440                   7,083
                                                               2003        1.000           1.328                  16,418

   Small Cap Growth Fund -- Class I (5/03)..................   2005        1.732           1.785                      --
                                                               2004        1.532           1.732                      --
                                                               2003        1.000           1.532                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)..........   2005        1.235           1.210                  71,641
                                                               2004        1.216           1.235                   7,507
                                                               2003        1.000           1.216                   7,907

   Smith Barney Premier Selections All Cap Growth Portfolio
   (7/03)...................................................   2005        1.331           1.390                      --
                                                               2004        1.317           1.331                      --
                                                               2003        1.000           1.317                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.347           1.393                 451,523
                                                               2004        1.286           1.347                 513,197
                                                               2003        1.000           1.286                 774,888

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03).........................................   2005        1.229           1.258                 643,073
                                                               2004        1.191           1.229                 641,413
                                                               2003        1.000           1.191                 170,815

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.418           1.484                  52,198
                                                               2004        1.310           1.418                 147,882
                                                               2003        1.000           1.310                  85,272

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2005        1.330           1.353                 244,504
                                                               2004        1.269           1.330                 247,232
                                                               2003        1.000           1.269                  28,462

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)................   2005        1.319           1.408                  32,017
                                                               2004        1.261           1.319                  44,476
                                                               2003        1.000           1.261                  32,017

   Equity Income Portfolio (3/03)...........................   2005        1.426           1.464                  53,201
                                                               2004        1.322           1.426                  48,484
                                                               2003        1.000           1.322                  47,301

   Large Cap Portfolio (7/03)...............................   2005        1.283           1.369                   8,644
                                                               2004        1.226           1.283                   7,293
                                                               2003        1.000           1.226                      --

   Managed Allocation Series: Aggressive Portfolio (10/05)..   2005        0.976           1.027                      --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.000           1.009                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.000           1.038                 193,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.013           1.024                      --

   Mercury Large Cap Core Portfolio (4/03)..................   2005        1.383           1.523                      --
                                                               2004        1.215           1.383                      --
                                                               2003        1.000           1.215                      --

   MFS(R) Emerging Growth Portfolio (6/03)..................   2005        1.384           1.342                      --
                                                               2004        1.250           1.384                  41,785
                                                               2003        1.000           1.250                  30,710

   MFS(R) Mid Cap Growth Portfolio (6/03)...................   2005        1.479           1.498                  27,402
                                                               2004        1.320           1.479                      --
                                                               2003        1.163           1.320                      --

   MFS(R) Total Return Portfolio (3/03).....................   2005        1.281           1.296                 763,485
                                                               2004        1.170           1.281                 652,341
                                                               2003        1.000           1.170                 586,917

   MFS(R) Value Portfolio (7/04)............................   2005        1.119           1.170                      --
                                                               2004        0.996           1.119                      --

   Mondrian International Stock Portfolio (5/03)............   2005        1.508           1.622                  40,983
                                                               2004        1.326           1.508                  24,926
                                                               2003        1.000           1.326                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                               2004        1.214           1.325                   4,848
                                                               2003        1.000           1.214                      --

   Pioneer Strategic Income Portfolio (7/04)................   2005        1.093           1.113               4,979,752
                                                               2004        1.016           1.093                      --

   Strategic Equity Portfolio (5/03)........................   2005        1.377           1.380                   7,004
                                                               2004        1.272           1.377                  32,100
                                                               2003        1.000           1.272                  32,496

   Travelers Managed Income Portfolio (3/03)................   2005        1.054           1.050                  93,368
                                                               2004        1.044           1.054                 198,224
                                                               2003        1.000           1.044                 148,736

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Van Kampen Enterprise Portfolio (7/03)...................   2005        1.254           1.328                  32,411
                                                               2004        1.229           1.254                  32,411
                                                               2003        1.000           1.229                  32,411

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                 127,989
                                                               2004        0.998           0.992                 135,129
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (4/03)..........   2005        1.406           1.542                 376,756
                                                               2004        1.302           1.406                 371,365
                                                               2003        1.000           1.302                 337,891

   Smith Barney High Income Portfolio (3/03)................   2005        1.286           1.296                 616,619
                                                               2004        1.186           1.286                 723,470
                                                               2003        1.000           1.186               1,457,539

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2005        1.364           1.410                  97,486
                                                               2004        1.384           1.364                  97,491
                                                               2003        1.000           1.384                  96,688

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.409           1.499                      --
                                                               2004        1.299           1.409                  12,127
                                                               2003        1.000           1.299                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.982           0.991                 694,902
                                                               2004        0.991           0.982                 832,915
                                                               2003        1.000           0.991                 295,928

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03).......   2005        1.278           1.354                  63,911
                                                               2004        1.215           1.278                  64,629
                                                               2003        1.000           1.215                  65,600

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (8/03)...................................................   2005        1.634           1.683                   3,841
                                                               2004        1.439           1.634                   3,841
                                                               2003        1.000           1.439                   3,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (3/03)...........   2005        1.460           1.676                  40,544
                                                               2004        1.289           1.460                  50,909
                                                               2003        1.000           1.289                  27,047

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.766           2.047                  86,255
                                                               2004        1.442           1.766                  66,196
                                                               2003        1.000           1.442                  30,351

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (6/03).........................   2005        1.000           1.161                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (4/03)...................................................   2005        1.000           1.004                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.000           1.151                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2005        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.000           1.139                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.000           1.035                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.000           1.080                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (12/03).   2005        1.000           1.072                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.000           1.099                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (6/05).   2005        1.042           1.025                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/03)............................................   2005        1.000           1.047                      --

   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2005        1.000           1.075                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.203                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/03)...................................................   2005        1.000           1.067                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2005        1.000           1.058                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)............................   2005        1.000           1.009                      --

   Diversified Strategic Income Portfolio (4/03)............   2005        1.000           0.991                      --

   Equity Index Portfolio -- Class II Shares (5/03).........   2005        1.000           1.022                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.000           1.035                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.000           1.099                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.025                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.020                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.986                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.000           0.994                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.000           1.091                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (4/03).   2005        1.000           1.049                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.000           1.029                      --

   Investors Fund -- Class I (3/03).........................   2005        1.000           1.041                      --

   Small Cap Growth Fund -- Class I (5/03)..................   2005        1.000           1.070                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)..........   2005        1.000           0.975                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (7/03)...................................................   2005        1.000           1.038                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.000           1.039                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (4/03).........................................   2005        1.000           1.024                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.000           1.049                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (4/03).............................................   2005        1.000           1.013                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)................   2005        1.000           1.075                      --

   Equity Income Portfolio (3/03)...........................   2005        1.000           1.024                      --

   Large Cap Portfolio (7/03)...............................   2005        1.000           1.070                      --

   Managed Allocation Series: Aggressive Portfolio (10/05)..   2005        0.975           1.024                      --

   Managed Allocation Series: Conservative Portfolio (7/05).   2005        1.000           1.005                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.000           1.033                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05).........................................   2005        1.012           1.020                      --

   Mercury Large Cap Core Portfolio (4/03)..................   2005        1.000           1.085                      --

   MFS(R) Emerging Growth Portfolio (6/03)..................   2005        1.000           0.998                      --

   MFS(R) Mid Cap Growth Portfolio (6/03)...................   2005        1.000           1.041                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS(R) Total Return Portfolio (3/03).....................   2005        1.000           1.004                      --

   MFS(R) Value Portfolio (7/04)............................   2005        1.000           1.031                      --

   Mondrian International Stock Portfolio (5/03)............   2005        1.000           1.063                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.039                      --

   Pioneer Strategic Income Portfolio (7/04)................   2005        1.000           1.002                      --

   Strategic Equity Portfolio (5/03)........................   2005        1.000           1.039                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.000           0.984                      --

   Van Kampen Enterprise Portfolio (7/03)...................   2005        1.000           1.066                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (4/03)..........   2005        1.000           1.103                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.000           0.993                      --

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2005        1.000           1.050                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.000           1.065                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        1.000           1.002                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (5/03).......   2005        1.000           1.069                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (8/03)...................................................   2005        1.000           1.071                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (3/03)...........   2005        1.000           1.128                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.000           1.134                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Condensed Financial Information
                            Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

CHECK BOX:

[   ]  MIC-Book-67-68-77-89

[   ]  MLAC-Book-67-68-77-89

Book 67                                                              May 1, 2006

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
            METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE
                         ANNUITY SEPARATE ACCOUNT 2002

This Prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2                         Lord Abbett Mid-Cap Value Portfolio -- Class B+
   American Funds Global Growth Fund                                  Mercury Large-Cap Core Portfolio -- Class A+
   American Funds Growth Fund                                         Met/AIM Capital Appreciation Portfolio -- Class A+
   American Funds Growth-Income Fund                                  Met/AIM Small Cap Growth Portfolio -- Class A+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES                    MFS(R) Value Portfolio -- Class A+
   Dreyfus Variable Investment Fund -- Appreciation Portfolio         Neuberger Berman Real Estate Portfolio -- Class A+
   Dreyfus Variable Investment Fund -- Developing Leaders+            Pioneer Fund Portfolio -- Class A+
     Portfolio                                                        Pioneer Mid-Cap Value Portfolio -- Class A+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2       Pioneer Strategic Income Portfolio -- Class A+
   Templeton Developing Markets Securities Fund                       Third Avenue Small Cap Value Portfolio -- Class B+
   Templeton Foreign Securities Fund                               METROPOLITAN SERIES FUND, INC.
JANUS ASPEN SERIES -- SERVICE SHARES                                  BlackRock Aggressive Growth Portfolio -- Class D+
   Global Technology Portfolio                                        BlackRock Bond Income Portfolio -- Class A+
LAZARD RETIREMENT SERIES, INC.                                        BlackRock Money Market Portfolio -- Class A+
   Lazard Retirement Small Cap Portfolio                              FI Large Cap Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+           FI Value Leaders Portfolio -- Class D+
   Legg Mason Partners Variable All Cap Portfolio+                    MFS(R) Total Return Portfolio -- Class F+
   Legg Mason Partners Variable Investors Portfolio+                  Oppenheimer Global Equity Portfolio -- Class B+
   Legg Mason Partners Variable Large Cap Growth Portfolio+           Western Asset Management High Yield Bond Portfolio --
                                                                      Class A+
   Legg Mason Partners Variable Small Cap Growth Portfolio+           Western Asset Management U.S. Government Portfolio -- Class
                                                                      A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                        PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Legg Mason Partners Variable Aggressive Growth Portfolio --        Real Return Portfolio
     Class I+                                                         Total Return Portfolio
   Legg Mason Partners Variable Equity Index Portfolio -- Class     PUTNAM VARIABLE TRUST -- CLASS IB
     II+
   Legg Mason Partners Variable Growth and Income Portfolio --        Putnam VT Small Cap Value Fund
     Class I+                                                      VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                    Comstock Portfolio
   Legg Mason Partners Variable Adjustable Rate Income             VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock                VIP Contrafund(R) PortfoliO
     Portfolio+
MET INVESTORS SERIES TRUST                                            VIP Mid Cap Portfolio
   Batterymarch Mid-Cap Stock Portfolio -- Class A+                METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS --
   Dreman Small-Cap Value Portfolio -- Class A+                       CLASS B
   Federated High Yield Portfolio -- Class A+                         MetLife Conservative Allocation Portfolio+
   Harris Oakmark International Portfolio -- Class A+                 MetLife Conservative to Moderate Allocation Portfolio+
   Janus Capital Appreciation Portfolio -- Class A+                   MetLife Moderate Allocation Portfolio+
   Legg Mason Partners Managed Assets Portfolio+                      MetLife Moderate to Aggressive Allocation Portfolio+
   Lord Abbett Bond Debenture Portfolio -- Class A+                   MetLife Aggressive Allocation Portfolio+
   Lord Abbett Growth and Income Portfolio -- Class B+

--------------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2006

                                TABLE OF CONTENTS

Glossary...................................................     3
Summary....................................................     4
Fee Table..................................................     7
Condensed Financial Information............................    14
The Annuity Contract.......................................    14
   Contract Owner Inquiries................................    15
   Purchase Payments.......................................    15
   Accumulation Units......................................    16
   The Variable Funding Options............................    16
Charges and Deductions.....................................    22
   General.................................................    22
   Transfer Charge.........................................    23
   Administrative Charges..................................    23
   Mortality and Expense Risk Charge.......................    23
   Guaranteed Minimum Withdrawal Benefit Charge............    23
   Enhanced Stepped-Up Provision Charge....................    24
   Variable Funding Option Expenses........................    24
   Premium Tax.............................................    24
   Changes in Taxes Based upon Premium or Value............    24
Transfers..................................................    24
   Market Timing/Excessive Trading.........................    24
   Dollar Cost Averaging...................................    26
Access to Your Money.......................................    26
   Guaranteed Minimum Withdrawal Benefit...................    27
   Systematic Withdrawals..................................    32
Ownership Provisions.......................................    33
   Types of Ownership......................................    33
     Contract Owner........................................    33
     Beneficiary...........................................    33
     Annuitant.............................................    33
Death Benefit..............................................    34
   Death Proceeds before the Maturity Date.................    34
   Enhanced Stepped-Up Provision...........................    36
   Payment of Proceeds.....................................    36
   Spousal Contract Continuance............................    38
   Beneficiary Contract Continuance........................    39
   Death Proceeds after the Maturity Date..................    39
The Annuity Period.........................................    39
   Maturity Date...........................................    39
   Allocation of Annuity...................................    40
   Variable Annuity........................................    40
   Fixed Annuity...........................................    40
Payment Options............................................    40
   Election of Options.....................................    40
   Annuity Options.........................................    41
   Variable Liquidity Benefit .............................    41
Miscellaneous Contract Provisions..........................    42
   Right to Return.........................................    42
   Termination.............................................    42
   Required Reports........................................    42
   Suspension of Payments..................................    42
The Separate Accounts......................................    42
   Performance Information.................................    43
Federal Tax Considerations.................................    43
   General Taxation of Annuities...........................    44
   Types of Contracts: Qualified and Non-qualified.........    44
   Qualified Annuity Contracts.............................    44
     Taxation of Qualified Annuity Contracts...............    45
     Mandatory Distributions for Qualified Plans...........    45
   Non-qualified Annuity Contracts.........................    46
     Diversification Requirements for Variable Annuities...    48
     Ownership of the Investments..........................    48
     Taxation of Death Benefit Proceeds....................    48
   Other Tax Considerations................................    48
     Treatment of Charges for Optional Benefits............    48
     Puerto Rico Tax Considerations........................    49
     Non-Resident Aliens...................................    49
Other Information..........................................    49
   The Insurance Companies.................................    49
   Financial Statements....................................    50
   Distribution of Variable Annuity Contracts..............    50
   Conformity with State and Federal Laws..................    52
   Voting Rights...........................................    52
   Restrictions on Financial Transactions..................    52
   Legal Proceedings.......................................    52
Appendix A: Condensed Financial Information for
   MetLife Insurance Company of Connecticut
   Variable Annuity Separate Account 2002..................   A-1
Appendix B: Condensed Financial Information for
   MetLife Life and Annuity Company of Connecticut
   Variable Annuity Separate Account 2002..................   B-1
Appendix C: Contents of the Statement of
   Additional Information..................................   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                       PORTFOLIO ARCHITECT ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of ConnecticutVariable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program")

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE...........................................   $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

--------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                              STANDARD DEATH       ENHANCED DEATH
                                                                  BENEFIT             BENEFIT
                                                              --------------       --------------
Mortality and Expense Risk Charge........................           1.55%(3)           1.75%(3)
Administrative Expense Charge............................           0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED........................................           1.70%              1.90%
Optional E.S.P. Charge...................................           0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.................................................           1.90%              2.10%
Optional GMWB I Charge (maximum upon reset)..............           1.00%(4)           1.00%(4)
Optional GMWB II Charge (maximum upon reset).............           1.00%(4)           1.00%(4)
Optional GMWB III Charge.................................           0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.................................................           2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.................................................           2.70%              2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.................................................           1.95%              2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..........................................           2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.........................................           2.90%              3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED........................................           2.15%              2.35%

--------------
(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.59% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money--Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                 MINIMUM           MAXIMUM
                                                                 -------           -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....        0.42%             4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                    FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------               ----------    ---------------  --------   ------------  ---------------     ----------
AMERICAN FUNDS INSURANCE
SERIES -- CLASS 2
   American Funds Global
     Growth Fund*.............     0.58%           0.25%         0.04%        0.87%            --             0.87%
   American Funds Growth
     Fund*....................     0.33%           0.25%         0.02%        0.60%            --             0.60%
   American Funds
     Growth-Income Fund*......     0.28%           0.25%         0.01%        0.54%            --             0.54%
DREYFUS VARIABLE INVESTMENT
   FUND -- INITIAL SHARES
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio...     0.75%             --          0.05%        0.80%            --             0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio................     0.75%             --          0.06%        0.81%            --             0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   - CLASS 2
   Templeton Developing
     Markets Securities Fund*      1.24%           0.25%         0.29%        1.78%            --             1.78%
   Templeton Foreign
     Securities Fund*.........     0.65%           0.25%         0.17%        1.07%          0.05%            1.02%(1)
JANUS ASPEN SERIES -- SERVICE
   SHARES
   Global Life Sciences
     Portfolio*+..............     0.64%           0.25%         0.31%        1.20%            --             1.20%
   Global Technology
     Portfolio*...............     0.64%           0.25%         0.09%        0.98%            --             0.98%
   Worldwide Growth
     Portfolio*+..............     0.60%           0.25%         0.01%        0.86%            --             0.86%(2)
   LAZARD RETIREMENT SERIES,
     INC.
   Lazard Retirement Small
     Cap Portfolio*...........     0.75%           0.25%         0.22%        1.22%            --             1.22%
   LEGG MASON PARTNERS
     VARIABLE PORTFOLIOS I,
     INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I.....     0.75%             --          0.07%        0.82%            --             0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I......     0.65%             --          0.06%        0.71%            --             0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I..................     0.75%             --          0.72%        1.47%            --             1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I..................     0.75%             --          0.22%        0.97%            --             0.97%
   LEGG MASON PARTNERS
     VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I..................     0.75%             --          0.18%        0.93%            --             0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*...     0.31%           0.25%         0.03%        0.59%            --             0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio --
     Class I..................     0.65%             --          0.52%        1.17%            --             1.17%



                                                     DISTRIBUTION                              CONTRACTUAL FEE     NET TOTAL
                                                        AND/OR                   TOTAL ANNUAL      WAIVER           ANNUAL
                                       MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                          FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
------------------                     ----------   ---------------   --------   ------------  ---------------     ----------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++....         0.55%           0.25%         0.28%        1.08%             --            1.08%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++.................         0.71%             --          0.04%        0.75%             --            0.75%(5)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC+......         0.48%             --          0.41%        0.89%             --            0.89%(15)
   Mid Cap Value Portfolio --
     Class VC+...................         0.74%             --          0.38%        1.12%             --            1.12%(15)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -- Class
     A...........................         0.70%             --          0.10%        0.80%             --            0.80%(6)
   Dreman Small-Cap Value
     Portfolio -- Class A........         0.83%             --          3.64%        4.47%           3.37%           1.10%(6)
   Federated High Yield
     Portfolio -- Class A........         0.60%             --          0.21%        0.81%             --            0.81%(6)
   Harris Oakmark
     International Portfolio
     -- Class A..................         0.82%             --          0.13%        0.95%             --            0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..................         0.65%             --          0.09%        0.74%             --            0.74%(6)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A.........         0.50%             --          0.09%        0.59%             --            0.59%(6)
   Lord Abbett Bond
     Debenture Portfolio --
     Class A.....................         0.51%             --          0.05%        0.56%             --            0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*....................         0.50%           0.25%         0.04%        0.79%             --            0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*.......         0.68%           0.25%         0.08%        1.01%             --            1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A........         0.78%             --          0.12%        0.90%             --            0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..................         0.76%             --          0.05%        0.81%             --            0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio -- Class A........         0.90%             --          0.10%        1.00%             --            1.00%(6)
   MFS(R) Value Portfolio --
     Class A.....................         0.73%             --          0.24%        0.97%             --            0.97%(6)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.....................         0.67%             --          0.03%        0.70%             --            0.70%
   Pioneer Fund Portfolio --
     Class A.....................         0.75%             --          0.28%        1.03%           0.03%           1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio -- Class A........         0.75%             --          2.84%        3.59%           2.59%           1.00%(6)
   Pioneer Strategic Income
     Portfolio -- Class A........         0.73%             --          0.09%        0.82%             --            0.82%(6)
   Third Avenue Small Cap
     Value Portfolio -- Class
     B*..........................         0.75%           0.25%         0.05%        1.05%             --            1.05%

                                               DISTRIBUTION                             CONTRACTUAL FEE      NET TOTAL
                                                  AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                MANAGEMENT   SERVICE (12B-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES**
------------------              ----------   ---------------   --------   ------------  ---------------     ----------
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*.................     0.73%           0.10%         0.06%        0.89%             --           0.89%
   BlackRock Bond Income
     Portfolio -- Class A.....     0.40%             --          0.07%        0.47%             --           0.47%(7)
   BlackRock Money Market
     Portfolio -- Class A.....     0.35%             --          0.07%        0.42%           0.01%          0.41%(8)
   FI Large Cap Portfolio --
     Class A..................     0.80%             --          0.06%        0.86%             --           0.86%(9)
   FI Value Leaders
     Portfolio -- Class D*....     0.66%           0.10%         0.07%        0.83%             --           0.83%
   MFS(R) Total Return
     Portfolio -- Class F*....     0.57%           0.20%         0.16%        0.93%             --           0.93%(10)
   Oppenheimer Global Equity
     Portfolio -- Class B*....     0.60%           0.25%         0.33%        1.18%             --           1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+................     0.60%           0.25%         0.12%        0.97%             --           0.97%(11)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A.....     0.48%             --          0.12%        0.60%             --           0.60%(9)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A.....     0.54%             --          0.07%        0.61%             --           0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class.....     0.25%             --          0.41%        0.66%             --           0.66%(12)
   Total Return Portfolio --
     Administrative Class.....     0.25%             --          0.40%        0.65%             --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB*+     0.75%           0.25%         0.18%        1.18%             --           1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*........     0.76%           0.25%         0.08%        1.09%             --           1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*......................     0.56%           0.25%         0.03%        0.84%             --           0.84%
   Enterprise Portfolio
     Class II*+...............     0.50%           0.25%         0.18%        0.93%             --           0.93%
VARIABLE INSURANCE PRODUCTS
   FUND -- SERVICE CLASS 2
   VIP Contrafund(R) Portfolio*    0.57%           0.25%         0.09%        0.91%             --           0.91%
   VIP Dynamic Capital
     Appreciation Portfolio*+      0.57%           0.25%         0.36%        1.18%             --           1.18%
   VIP Mid Cap Portfolio*.....     0.57%           0.25%         0.12%        0.94%             --           0.94%

                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                          CONTRACTUAL                   INCLUDING
                                               AND/OR                  TOTAL          FEE         NET TOTAL   NET EXPENSES
                                              SERVICE                  ANNUAL       WAIVER         ANNUAL          OF
                                MANAGEMENT    (12b-1)       OTHER    OPERATING  AND/OR EXPENSE    OPERATING    UNDERLYING
UNDERLYING FUND:                   FEE          FEES      EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES**    PORTFOLIOS
------------------              ----------  ------------  --------   ---------  ---------------  ----------   ------------
  METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%        0.95%      1.30%         0.95%          0.35%     0.98%(13)(14)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.31%      0.66%         0.31%          0.35%     1.00%(13)(14)
  MetLife Moderate Allocation
   Portfolio -- Class B*......    0.10%        0.25%        0.19%      0.54%         0.19%          0.35%     1.04%(13)(14)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio--Class B*........    0.10%        0.25%        0.24%      0.59%         0.24%          0.35%     1.06%(13)(14)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*...................    0.10%        0.25%        1.66%      2.01%         1.66%          0.35%     1.07%(13)(14)

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expenses section of the Janus Aspen Series Prospectus with further description in the Portfolio's Statement of Additional Information.

(3) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on October 1, 2005.

(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on December 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

10) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.

(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(13) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(14) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(15) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------     -------------------------  ----------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------                          ------    -------   -------  --------     ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses..............     754      2211      3598      6783        754       2211     3598       6783
Underlying Fund with Minimum Total
Annual Operating Expenses..............     358      1085      1826      3749        358       1085     1826       3749

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                ANNUITANT ON THE CONTRACT /RIDERDATE
-------------------------------------       -----------------------------------------------
Standard Death Benefit                                             80
Enhanced Death Benefit                                             75
Enhanced Stepped-Up Provision (E.S.P)                              75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc.

(Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                FUNDING                                 INVESTMENT                           INVESTMENT
                OPTION                                   OBJECTIVE                       ADVISER/SUBADVISER
----------------------------------------   -----------------------------------    -------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund --    Seeks capital appreciation through     Capital Research and Management
     Class 2                               stocks.                                Company
   American Funds Growth Fund -- Class 2   Seeks capital appreciation through     Capital Research and Management
                                           stocks.                                Company
   American Funds Growth-Income Fund --    Seeks both capital appreciation and    Capital Research and Management
     Class 2                               income.                                Company

                FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                     OBJECTIVE                            ADVISER/SUBADVISER
----------------------------------------   ----------------------------------------     ---------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                capital, with growth of current income
                                           as a secondary objective
   Dreyfus Variable Investment Fund --     Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund --    Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES
   Global Life Sciences Portfolio --       Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --          Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --           Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares+                       manner consistent with the preservation
                                           of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I              investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio -- Class I        growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                    Inc
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                    Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II,
   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                     Inc
     Class I,
   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II,          expenses correspond to the price and
                                           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio -- Class I       growth.                                      Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable Social     Seeks long term capital appreciation and     Smith Barney Fund Management LLC
     Awareness Stock Portfolio             retention of net investment income.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Por+folio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations in
                                           market value.

   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Batterymarch Financial
                                                                                        Management, Inc.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   ----------------------------------------     ------------------------------------
   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value Management
                                                                                        L.L.C.
   Federated High Yield Portfolio --       Seeks high current income.                   Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Federated Investment
                                                                                        Management Company
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                        Management LLC
   Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Legg Mason Capital
                                                                                        Management, Inc.
   Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
     Portfolio -- Class A                  opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                           produce a high total return.
   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio -- Class B                  income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     -- Class B                            investments primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser:  AIM Capital
                                                                                        Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser:  AIM Capital
                                                                                        Management, Inc.
   MFS(R) Value Portfolio -- Class A,      Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts Financial
                                                                                        Services Company
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio -- Class A                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.
                                                                                        Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                                               Subadviser: Third Avenue Management
                                                                                        LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                               Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --      Seeks competitive total return primarily     MetLife Advisers, LLC
     Class A                               from investing in fixed-income               Subadviser: BlackRock Advisors, Inc.
                                           securities.
   BlackRock Money Market Portfolio --     Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

                FUNDING                                   INVESTMENT                                 INVESTMENT
                OPTION                                     OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   ----------------------------------------     -----------------------------------
   FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                  with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B,                 current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B,
   MFS(R) Total Return Portfolio -- Class  Seeks a favorable total return through       MetLife Advisers, LLC
     F,                                    investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B                                                                         Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,       MetLife Advisers
     Portfolio -- Class B+*                secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio -- Class A                                                          Subadviser: Western Asset
                                                                                        Management Company
   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio -- Class A       consistent with preservation of capital      Subadviser: Western Asset
                                           and maintenance of liquidity.                Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent investment management.
   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+
   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II             Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.
   Enterprise Portfolio Class II+          Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for capital
                                           appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.        Fidelity Management & Research
     Class 2                                                                            Company
   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio -- Service Class 2+                                                      Company
   VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company

--------------

+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                    FORMER NAME                                                    NEW NAME
---------------------------------------------------       ---------------------------------------------------------
GREENWICH STREET SERIES FUND                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                   Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth & Income Fund           Legg Mason Partners Variable Growth and Income
                                                            Portfolio
   Salomon Brothers Variable Aggressive Growth Fund         Legg Mason Partners Variable Aggressive Growth
                                                            Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                             Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                           Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                    Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                    Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                       Legg Mason Partners Variable Adjustable Rate Income
                                                               Portfolio
   Social Awareness Stock Portfolio                          Legg Mason Partners Variable Social Awareness Stock
                                                               Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

                  FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
--------------------------------------------------------    --------------------------------------------------------
--                                                          MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                     Janus Capital Appreciation Portfolio
--                                                          METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                         Western Asset Management High Yield Bond Portfolio
--                                                          MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                          Legg Mason Partners Managed Assets Portfolio
--                                                          METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                        BlackRock Money Market Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                       MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Convertible Securities Portfolio                         Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio                       Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                  FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Federated High Yield Portfolio                           Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Federated Stock Portfolio                                Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                      FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio        MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate -- Conservative      MetLife Conservative to Moderate Allocation Portfolio
       Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio            MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate -- Aggressive        MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio          MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                         Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                          BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                      METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                            MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                   MFS(R) Value PortfoLIO
TRAVELERS SERIES TRUST                                      MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                   Harris Oakmark International Portfolio

               FORMER UNDERLYING FUND                                   NEW UNDERLYING FUND
---------------------------------------------------     ----------------------------------------------------
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                               Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                      Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                   Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                           FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio       MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                  MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio        Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
     Travelers Quality Bond Portfolio                     BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                  METROPOLITAN SERIES FUND, INC.
     U.S. Government Securities Portfolio                 Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

             FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
------------------------------------------------      -----------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio          T. Rowe Price Large Cap Growth
DELAWARE VIP TRUST                                    MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                              Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                        METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation V.I. Portfolio              Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                        MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                          MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                         Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                          METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                      Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                    METROPOLITAN SERIES FUND, INC.
   Janus Aspen Balanced Portfolio                        MFS(R) Total Return Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    MET INVESTORS SERIES TRUST
   Oppenheimer Main Street Fund/VA                       Lord Abbett Growth and Income Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Global Technology Portfolio, Janus Aspen Series -- Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is show below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                GMWB I                           GMWB II                         GMWB III
--------------   -------------------------------    ----------------------------     ----------------------------
                            Principal                         Principal                        Principal
ALSO CALLED:                Guarantee                         Guarantee                     Guarantee Value
--------------   -------------------------------    ----------------------------     ----------------------------
AVAILABILITY:     Not available for purchase on      Available on or after March      Available on or after March
                 or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                 GMWB II is not approved in your                state                            state
                              state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I        GMWB II        GMWB III
                                                                   ----------     ----------     ---------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:........................        5% of RBB      5% of RBB     5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:....................................       10% of RBB     10% of RBB     5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ---------------------------------------------------   ---------------------------------------------------
                      CONTRACT                                              CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE             RBB              AWB (5%)
                      ---------    ------------------   -----------------   --------   -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $ 100,000    $          100,000   $           5,000   $100,000   $         100,000   $              5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $ 110,000    $          100,000   $           5,000   $ 90,000   $         100,000   $              5,000

PARTIAL WITHDRAWAL       N/A            (100,000          [5,000 x (1-         N/A         (100,000               [5,000 x
REDUCTION (PWR)                     x 10,000/110,000)=   90,000/100,000)]=              x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                 500                     $          11,111   $                556

GREATER OF PWR OR
THE DOLLAR AMOUNT                  $           10,000                                  $          11,111
OF THE WITHDRAWAL                    (10,000>9,091)                                     (11,111>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $  10,000    $           10,000   $             500   $ 10,000   $          11,111   $                556

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $ 100,000    $           90,000   $           4,500   $ 80,000   $          88,889   $              4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)         VALUE            RBB               AWB (5%)
                      --------   --------------------   ------------------   --------   ------------------   ------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000   $            100,000   $            5,000   $100,000   $          100,000   $            5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000   $            100,000   $            5,000   $ 90,000   $          100,000   $            5,000

IMMEDIATELY AFTER
WITHDRAWAL            $100,000   $             90,909   $            4,545   $ 80,000   $           88,889   $            4,444
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                  x 10,000/110,000)]    x 90,909/100,000)]                    (100,000        (88,889/100,000)]
                                                                                         x 10,000/90,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000   $              9,091   $              455   $ 10,000   $           11,111   $              556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                         GMWB I          GMWB II         GMWB III
                                                         ------          -------         --------
Current Annual Charge...........................          0.40%           0.50%           0.25%
Maximum Annual Charge After a Reset.............          1.00%           1.00%            N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    -----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS                 No                              Yes                             Yes

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b) any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

      50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

      50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                              MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                     PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                       UNLESS                        APPLY*
--------------------------------    -------------------------    ------------------------------------     -----------------
OWNER (WHO IS NOT THE               The beneficiary (ies),       Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT           or if none, to the           continue the Contract rather than
OWNER)                              Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),       Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)               or if none, to the           continue the Contract rather than
                                    Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO        The surviving joint                                                   Yes
IS NOT THE ANNUITANT)               owner.

NON-SPOUSAL JOINT OWNER (WHO        The beneficiary (ies),       Unless the beneficiary elects to         Yes
IS THE ANNUITANT)                   or if none, to the           continue the Contract rather than
                                    surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS         The surviving joint          Unless the spouse elects to continue     Yes
NOT THE ANNUITANT)                  owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS         The beneficiary (ies),       Unless the spouse elects to continue     Yes
THE ANNUITANT)                      or if none, to the           the Contract.
                                    surviving joint owner.
                                                                 A spouse who is not the beneficiary
                                                                 may decline to continue the Contract
                                                                 and instruct the Company to pay the
                                                                 beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),       Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the           continue the Contract rather than
                                    Contract Owner.              receive the distribution.

                                                                 But, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant and
                                                                 the Contract continues in effect
                                                                 (generally using the original
                                                                 Maturity Date). The proceeds will
                                                                 then be paid upon the death of the
                                                                 Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "Owner who                                               Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                                Yes (Death of
NON-NATURAL PERSON/TRUST)           or if none, to the                                                    Annuitant is
                                    owner.                                                                treated as death
                                                                                                          of the owner in
                                                                                                          these
                                                                                                          circumstances.)

                                                                                                          MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                 PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                     UNLESS                       APPLY*
------------------------------      ----------------------    --------------------------------------     ------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                                     N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                                     N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                                     N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS

                                                                                                  MANDATORY
   BEFORE THE MATURITY DATE,        THE COMPANY WILL                                             PAYOUT RULES
     UPON THE DEATH OF THE        PAY THE PROCEEDS TO:                   UNLESS                     APPLY*
----------------------------    ------------------------   ----------------------------------    ------------
OWNER / ANNUITANT               The beneficiary (ies),     Unless the beneficiary elects to           Yes
                                or if none, to the         continue the Contract rather than
                                Contract Owner's estate.   receive a distribution.

BENEFICIARY                     No death proceeds are                                                 N/A
                                payable; Contract
                                continues.

CONTINGENT BENEFICIARY          No death proceeds are                                                 N/A
                                payable; Contract
                                continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be change by us). (For Contracts issued in

Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable

Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of TIC Variable Annuity Separate Account 2002 and TLAC Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a

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death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required

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amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution

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rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

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Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The

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Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

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PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

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DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

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

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

            METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.457           1.693                 251,484
                                                               2004        1.240           1.457                  84,254
                                                               2003        1.000           1.240                   5,000

   High Yield Bond Trust (5/04).............................   2005        1.068           1.064                  66,166
                                                               2004        1.000           1.068                  32,368

   Managed Assets Trust (5/04)..............................   2005        1.076           1.099                  82,353
                                                               2004        1.000           1.076                  73,762

   Money Market Portfolio (3/03)............................   2005        0.986           0.997                 583,043
                                                               2004        0.992           0.986                 253,645
                                                               2003        1.000           0.992                 251,474

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.274           1.439                  21,094
                                                               2004        1.196           1.274                  23,193
                                                               2003        1.000           1.196                   2,000

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.533           1.720                 217,320
                                                               2004        1.374           1.533                 161,675
                                                               2003        1.000           1.374                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.495           1.708                 443,685
                                                               2004        1.352           1.495                 308,855
                                                               2003        1.000           1.352                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.435           1.493                 409,651
                                                               2004        1.322           1.435                 246,724
                                                               2003        1.000           1.322                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.681           1.772                 160,949
                                                               2004        1.302           1.681                 117,977
                                                               2003        1.000           1.302                   2,000

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.253           1.286                  22,828
                                                               2004        1.213           1.253                   6,813
                                                               2003        1.000           1.213                   3,000

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.455           1.514                  82,966
                                                               2004        1.329           1.455                  88,422
                                                               2003        1.000           1.329                   3,000

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.306                 158,145
                                                               2004        1.074           1.206                 128,750
                                                               2003        1.000           1.074                   1,000

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.304                 113,935
                                                               2004        1.067           1.204                  87,484
                                                               2003        1.000           1.067                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.400           1.522                  96,369
                                                               2004        1.265           1.400                  42,052
                                                               2003        1.000           1.265                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.772           2.220                 188,492
                                                               2004        1.445           1.772                  72,179
                                                               2003        1.000           1.445                   1,000

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.641           1.778                  52,829
                                                               2004        1.408           1.641                  29,598
                                                               2003        1.000           1.408                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.578           1.689                 256,644
                                                               2004        1.383           1.578                 102,140
                                                               2003        1.000           1.383                   1,000

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.371           1.405                 429,296
                                                               2004        1.265           1.371                 221,268
                                                               2003        1.000           1.265                  22,369

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.437           1.552                  38,828
                                                               2004        1.339           1.437                  59,070
                                                               2003        1.000           1.339                   2,000

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.373           1.399                   8,618
                                                               2004        1.288           1.373                   3,086
                                                               2003        1.000           1.288                   1,000

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.196           1.266                      --
                                                               2004        1.123           1.196                   3,000
                                                               2003        1.000           1.123                   3,000

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.352           1.493                      --
                                                               2004        1.204           1.352                   1,000
                                                               2003        1.000           1.204                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.412           1.548                  12,975
                                                               2004        1.428           1.412                  23,120
                                                               2003        1.000           1.428                   1,000

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.327           1.377                      --
                                                               2004        1.291           1.327                   2,000
                                                               2003        1.000           1.291                   2,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                  52,538
                                                               2004        1.333           1.506                  28,794
                                                               2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396                 136,704
                                                               2004        1.242           1.376                  87,047
                                                               2003        1.000           1.242                   2,000

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631                 143,379
                                                               2004        1.257           1.533                  83,158
                                                               2003        1.000           1.257                   2,000

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.072           1.114                  47,269
                                                               2004        1.000           1.072                  27,182

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.120           1.124                 520,553
                                                               2004        1.046           1.120                 246,186
                                                               2003        1.000           1.046                   2,000

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.055           1.063               1,156,728
                                                               2004        1.023           1.055                 681,309
                                                               2003        1.000           1.023                   2,005

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.577           1.740                   9,119
                                                               2004        1.380           1.577                  11,658
                                                               2003        1.000           1.380                     986

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.920           2.020                 215,516
                                                               2004        1.547           1.920                 121,177
                                                               2003        1.000           1.547                  10,196

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.499           1.533                  17,889
                                                               2004        1.407           1.499                  43,615
                                                               2003        1.000           1.407                      --

   Investors Fund -- Class I (3/03).........................   2005        1.443           1.511                  26,301
                                                               2004        1.329           1.443                  22,578
                                                               2003        1.000           1.329                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.372           1.419                  42,695
                                                               2004        1.388           1.372                  21,474
                                                               2003        1.000           1.388                   1,000

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.735           1.790                  19,709
                                                               2004        1.533           1.735                  19,127
                                                               2003        1.000           1.533                   1,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.321           1.412                  31,712
                                                               2004        1.262           1.321                  19,554
                                                               2003        1.000           1.262                   1,000

   Convertible Securities Portfolio (3/03)..................   2005        1.252           1.235                   8,965
                                                               2004        1.198           1.252                   8,685
                                                               2003        1.000           1.198                  16,073

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.547           1.710                 125,438
                                                               2004        1.351           1.547                  58,776
                                                               2003        1.000           1.351                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (3/03)..............................   2005        1.429           1.468                 106,840
                                                               2004        1.323           1.429                  91,847
                                                               2003        1.000           1.323                   2,000

Federated High Yield Portfolio (3/03).......................   2005        1.258           1.269                 100,789
                                                               2004        1.159           1.258                  52,574
                                                               2003        1.000           1.159                   1,000

Federated Stock Portfolio (3/03)............................   2005        1.408           1.457                   1,886
                                                               2004        1.295           1.408                   2,000
                                                               2003        1.000           1.295                   2,000

Large Cap Portfolio (3/03)..................................   2005        1.285           1.373                  27,621
                                                               2004        1.227           1.285                   2,000
                                                               2003        1.000           1.227                   2,000

Managed Allocation Series: Aggressive Portfolio (9/05)......   2005        1.000           1.027                   8,364

Managed Allocation Series: Conservative Portfolio (12/05)...   2005        1.007           1.009                  14,893

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        0.994           1.039                 136,717

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)......................................................   2005        1.000           1.052                  52,827

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)............................................   2005        1.000           1.025                  43,857

Mercury Large Cap Core Portfolio (3/03).....................   2005        1.386           1.527                 221,339
                                                               2004        1.216           1.386                  67,332
                                                               2003        1.000           1.216                   1,000

MFS(R) Emerging Growth Portfolio (3/03).....................   2005        1.386           1.344                      --
                                                               2004        1.251           1.386                  18,775
                                                               2003        1.000           1.251                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
MFS(R) Mid Cap Growth Portfolio (3/03)......................   2005        1.482           1.502                  16,505
                                                               2004        1.321           1.482                  17,506
                                                               2003        1.000           1.321                   1,000

MFS(R) Total Return Portfolio (3/03)........................   2005        1.284           1.299                 379,761
                                                               2004        1.171           1.284                 206,138
                                                               2003        1.000           1.171                   2,006

MFS(R) Value Portfolio (5/04)...............................   2005        1.120           1.172                  17,372
                                                               2004        1.000           1.120                   2,000

Mondrian International Stock Portfolio (3/03)...............   2005        1.511           1.627                  63,891
                                                               2004        1.327           1.511                  37,363
                                                               2003        1.000           1.327                   1,000

Pioneer Fund Portfolio (5/03)...............................   2005        1.327           1.383                  44,434
                                                               2004        1.214           1.327                   9,113
                                                               2003        1.000           1.214                   1,000

Pioneer Mid Cap Value Portfolio (7/05)......................   2005        1.000           1.003                   2,617

Pioneer Strategic Income Portfolio (5/04)...................   2005        1.093           1.114                 303,971
                                                               2004        1.000           1.093                  55,577

Strategic Equity Portfolio (3/03)...........................   2005        1.379           1.384                     984
                                                               2004        1.273           1.379                  20,770
                                                               2003        1.000           1.273                   2,000

Style Focus Series: Small Cap Growth Portfolio (6/05).......   2005        1.000           1.073                      --

Style Focus Series: Small Cap Value Portfolio (7/05)........   2005        1.000           0.981                      --

Travelers Quality Bond Portfolio (3/03).....................   2005        1.049           1.048                 120,078
                                                               2004        1.033           1.049                  62,607
                                                               2003        1.000           1.033                  24,619

U.S. Government Securities Portfolio (5/04).................   2005        1.050           1.077                 213,793
                                                               2004        1.000           1.050                 146,578

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.993           0.999                 121,214
                                                               2004        0.998           0.993                  78,287
                                                               2003        1.000           0.998                   1,000

   Social Awareness Stock Portfolio (5/04)..................   2005        1.081           1.109                  63,863
                                                               2004        1.000           1.081                  39,987

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.518           1.554                 198,608
                                                               2004        1.315           1.518                  97,186
                                                               2003        1.000           1.315                  19,791

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.255           1.331                      --
                                                               2004        1.230           1.255                   2,000
                                                               2003        1.000           1.230                   2,000

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.447           1.660                 195,109
                                                               2004        1.278           1.447                  54,344
                                                               2003        1.000           1.278                  16,154

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.248           1.480                  37,664
                                                               2004        1.253           1.248                   4,047
                                                               2003        1.000           1.253                   1,000

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.769           2.053                 183,765
                                                               2004        1.444           1.769                  49,698
                                                               2003        1.000           1.444                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.434           1.652                      --
                                                               2004        1.231           1.434                      --
                                                               2003        1.000           1.231                      --

   High Yield Bond Trust (5/04).............................   2005        1.061           1.048                      --
                                                               2004        1.000           1.061                      --

   Managed Assets Trust (5/04)..............................   2005        1.070           1.082                      --
                                                               2004        1.000           1.070                      --

   Money Market Portfolio (3/03)............................   2005        0.970           0.972                      --
                                                               2004        0.986           0.970                      --
                                                               2003        1.000           0.986                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.254           1.403                      --
                                                               2004        1.188           1.254                      --
                                                               2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.509           1.677                      --
                                                               2004        1.365           1.509                   3,419
                                                               2003        1.000           1.365                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.471           1.666                  89,047
                                                               2004        1.342           1.471                  12,735
                                                               2003        1.000           1.342                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.412           1.456                  44,746
                                                               2004        1.313           1.412                   9,353
                                                               2003        1.007           1.313                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.655           1.728                      --
                                                               2004        1.293           1.655                      --
                                                               2003        1.000           1.293                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.233           1.254                      --
                                                               2004        1.205           1.233                      --
                                                               2003        1.000           1.205                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.432           1.476                      --
                                                               2004        1.320           1.432                      --
                                                               2003        1.000           1.320                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.282                      --
                                                               2004        1.073           1.194                      --
                                                               2003        1.000           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.192           1.279                      --
                                                               2004        1.066           1.192                      --
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.378           1.485                      --
                                                               2004        1.256           1.378                      --
                                                               2003        1.000           1.256                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.745           2.167                      --
                                                               2004        1.436           1.745                      --
                                                               2003        1.000           1.436                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.615           1.734                  20,795
                                                               2004        1.398           1.615                   1,035
                                                               2003        1.000           1.398                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.553           1.647                      --
                                                               2004        1.374           1.553                      --
                                                               2003        1.000           1.374                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.349           1.371                      --
                                                               2004        1.256           1.349                      --
                                                               2003        1.000           1.256                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.414           1.514                      --
                                                               2004        1.330           1.414                      --
                                                               2003        1.000           1.330                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.351           1.364                      --
                                                               2004        1.280           1.351                      --
                                                               2003        1.000           1.280                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.177           1.235                      --
                                                               2004        1.115           1.177                      --
                                                               2003        1.000           1.115                      --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.330           1.456                      --
                                                               2004        1.195           1.330                      --
                                                               2003        1.000           1.195                      --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.390           1.510                      --
                                                               2004        1.418           1.390                      --
                                                               2003        1.000           1.418                      --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.306           1.343                      --
                                                               2004        1.282           1.306                      --
                                                               2003        1.000           1.282                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.483           1.503                   4,230
                                                               2004        1.325           1.483                      --
                                                               2003        1.000           1.325                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.355           1.363                  74,229
                                                               2004        1.235           1.355                      --
                                                               2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.510           1.593                   1,119
                                                               2004        1.250           1.510                   1,121
                                                               2003        1.000           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.065           1.098                      --
                                                               2004        1.000           1.065                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.103           1.097                   4,280
                                                               2004        1.039           1.103                   4,712
                                                               2003        1.000           1.039                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.038           1.036                   4,355
                                                               2004        1.016           1.038                   4,363
                                                               2003        0.998           1.016                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.552           1.697                      --
                                                               2004        1.371           1.552                      --
                                                               2003        1.018           1.371                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.890           1.971                      --
                                                               2004        1.536           1.890                      --
                                                               2003        1.000           1.536                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.475           1.495                      --
                                                               2004        1.398           1.475                      --
                                                               2003        1.000           1.398                      --

   Investors Fund -- Class I (3/03).........................   2005        1.420           1.474                      --
                                                               2004        1.320           1.420                      --
                                                               2003        1.000           1.320                      --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.350           1.384                      --
                                                               2004        1.379           1.350                      --
                                                               2003        1.000           1.379                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.708           1.746                      --
                                                               2004        1.523           1.708                      --
                                                               2003        1.000           1.523                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.300           1.378                      --
                                                               2004        1.253           1.300                      --
                                                               2003        1.000           1.253                      --

   Convertible Securities Portfolio (3/03)..................   2005        1.232           1.205                      --
                                                               2004        1.190           1.232                      --
                                                               2003        1.000           1.190                      --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.523           1.668                      --
                                                               2004        1.342           1.523                      --
                                                               2003        1.000           1.342                      --

   Equity Income Portfolio (3/03)...........................   2005        1.406           1.432                  23,192
                                                               2004        1.314           1.406                      --
                                                               2003        1.000           1.314                      --

   Federated High Yield Portfolio (3/03)....................   2005        1.238           1.237                      --
                                                               2004        1.151           1.238                      --
                                                               2003        1.000           1.151                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Federated Stock Portfolio (3/03)............................   2005        1.385           1.422                      --
                                                               2004        1.286           1.385                      --
                                                               2003        1.000           1.286                      --

Large Cap Portfolio (3/03)..................................   2005        1.265           1.339                      --
                                                               2004        1.219           1.265                      --
                                                               2003        1.000           1.219                      --

Managed Allocation Series: Aggressive Portfolio (9/05)......   2005        1.000           1.024                      --

Managed Allocation Series: Conservative Portfolio (12/05)...   2005        1.003           1.005                      --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        0.994           1.034                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)......................................................   2005        1.000           1.047                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)............................................   2005        1.000           1.020                      --

Mercury Large Cap Core Portfolio (3/03).....................   2005        1.364           1.489                  28,836
                                                               2004        1.208           1.364                      --
                                                               2003        1.000           1.208                      --

MFS(R) Emerging Growth Portfolio (3/03).....................   2005        1.364           1.321                      --
                                                               2004        1.242           1.364                      --
                                                               2003        1.000           1.242                      --

MFS(R) Mid Cap Growth Portfolio (3/03)......................   2005        1.459           1.465                      --
                                                               2004        1.312           1.459                      --
                                                               2003        1.000           1.312                      --

MFS(R) Total Return Portfolio (3/03)........................   2005        1.263           1.267                  11,292
                                                               2004        1.163           1.263                  12,431
                                                               2003        1.003           1.163                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   MFS(R) Value Portfolio (5/04)............................   2005        1.113           1.155                      --
                                                               2004        1.000           1.113                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.487           1.587                  36,157
                                                               2004        1.318           1.487                      --
                                                               2003        1.000           1.318                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.307           1.350                      --
                                                               2004        1.207           1.307                      --
                                                               2003        1.000           1.207                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.998                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.087           1.098                      --
                                                               2004        1.000           1.087                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.357           1.350                      --
                                                               2004        1.264           1.357                      --
                                                               2003        1.000           1.264                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.068                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.977                      --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.032           1.022                      --
                                                               2004        1.025           1.032                      --
                                                               2003        1.000           1.025                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.044           1.061                      --
                                                               2004        1.000           1.044                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.982           0.979                   7,592
                                                               2004        0.996           0.982                   7,607
                                                               2003        1.000           0.996                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.075           1.093                      --
                                                               2004        1.000           1.075                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.494           1.516                      --
                                                               2004        1.306           1.494                      --
                                                               2003        1.000           1.306                      --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.235           1.298                      --
                                                               2004        1.221           1.235                      --
                                                               2003        1.000           1.221                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.424           1.619                      --
                                                               2004        1.269           1.424                      --
                                                               2003        1.000           1.269                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.228           1.444                      --
                                                               2004        1.244           1.228                      --
                                                               2003        1.000           1.244                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.741           2.003                      --
                                                               2004        1.434           1.741                      --
                                                               2003        1.000           1.434                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (6/03).........................   2005        1.457           1.693                 169,222
                                                               2004        1.240           1.457                  69,578
                                                               2003        1.000           1.240                  53,081

   High Yield Bond Trust (7/04).............................   2005        1.068           1.064                 293,673
                                                               2004        1.007           1.068                  61,377

   Managed Assets Trust (5/04)..............................   2005        1.076           1.099                  18,751
                                                               2004        0.995           1.076                  19,502

   Money Market Portfolio (5/03)............................   2005        0.986           0.997                 106,698
                                                               2004        0.992           0.986                 250,103
                                                               2003        1.000           0.992               1,000,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.274           1.439                  45,774
                                                               2004        1.196           1.274                  45,774
                                                               2003        1.000           1.196                  34,080

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2005        1.533           1.720                 425,031
                                                               2004        1.374           1.533                 319,049
                                                               2003        1.000           1.374                 180,398

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.495           1.708                 917,616
                                                               2004        1.352           1.495                 915,371
                                                               2003        1.000           1.352                 459,044

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.435           1.493                 816,341
                                                               2004        1.322           1.435                 789,816
                                                               2003        1.000           1.322                 346,672

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.681           1.772                 225,422
                                                               2004        1.302           1.681                 138,370
                                                               2003        1.000           1.302                  91,347

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (6/03)...................................................   2005        1.253           1.286                 111,003
                                                               2004        1.213           1.253                 100,863
                                                               2003        1.000           1.213                  77,766

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2005        1.455           1.514                 236,289
                                                               2004        1.329           1.455                 376,598
                                                               2003        1.000           1.329                 252,902

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (12/03)..................................................   2005        1.206           1.306                 137,059
                                                               2004        1.074           1.206                  92,325
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.204           1.304                  12,146
                                                               2004        1.067           1.204                  57,605
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2005        1.400           1.522                 440,508
                                                               2004        1.265           1.400                 430,489
                                                               2003        1.000           1.265                 251,429

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.772           2.220                  98,036
                                                               2004        1.445           1.772                  64,724
                                                               2003        1.000           1.445                  22,958

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/03)...................................................   2005        1.641           1.778                 239,107
                                                               2004        1.408           1.641                  90,637
                                                               2003        1.108           1.408                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/03)...................................................   2005        1.578           1.689                 453,166
                                                               2004        1.383           1.578                 569,927
                                                               2003        1.000           1.383                 543,306

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2005        1.371           1.405                 174,275
                                                               2004        1.265           1.371                  65,202
                                                               2003        1.000           1.265                 248,020

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)....................................   2005        1.437           1.552                 139,776
                                                               2004        1.339           1.437                 134,769
                                                               2003        1.000           1.339                  84,927

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (7/03)..........................................   2005        1.373           1.399                  12,120
                                                               2004        1.288           1.373                  20,811
                                                               2003        1.000           1.288                     609

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.196           1.266                  59,062
                                                               2004        1.123           1.196                  64,108
                                                               2003        1.000           1.123                  60,106

   Global Life Sciences Portfolio -- Service Shares
   (8/03)...................................................   2005        1.352           1.493                   3,309
                                                               2004        1.204           1.352                      --
                                                               2003        1.000           1.204                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Global Technology Portfolio -- Service Shares (8/03).....   2005        1.412           1.548                  13,742
                                                               2004        1.428           1.412                  18,801
                                                               2003        1.000           1.428                  13,742

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2005        1.327           1.377                   6,989
                                                               2004        1.291           1.327                   6,997
                                                               2003        1.000           1.291                 244,549

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.506           1.540                 181,128
                                                               2004        1.333           1.506                  12,433
                                                               2003        1.000           1.333                   1,622

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.376           1.396                 133,511
                                                               2004        1.242           1.376                 225,570
                                                               2003        1.000           1.242                 185,002

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.533           1.631                 246,782
                                                               2004        1.257           1.533                 310,271
                                                               2003        1.000           1.257                 197,186

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.072           1.114                  18,095
                                                               2004        0.994           1.072                   6,988

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)        2005        1.120           1.124                 642,079
                                                               2004        1.046           1.120                 698,051
                                                               2003        1.000           1.046                 169,597

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.055           1.063               1,071,978
                                                               2004        1.023           1.055                 997,023
                                                               2003        1.000           1.023                 512,238

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.577           1.740                   1,081
                                                               2004        1.380           1.577                   1,082
                                                               2003        1.000           1.380                   1,083

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (4/03)...................................................   2005        1.920           2.020                 305,198
                                                               2004        1.547           1.920                 248,510
                                                               2003        1.000           1.547                 147,642

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.499           1.533                  11,445
                                                               2004        1.407           1.499                  85,512
                                                               2003        1.000           1.407                  74,066

   Investors Fund -- Class I (3/03).........................   2005        1.443           1.511                  33,378
                                                               2004        1.329           1.443                  65,165
                                                               2003        1.000           1.329                  34,630

   Large Cap Growth Fund -- Class I (6/03)..................   2005        1.372           1.419                  80,330
                                                               2004        1.388           1.372                  88,200
                                                               2003        1.000           1.388                  70,004

   Small Cap Growth Fund -- Class I (5/03)..................   2005        1.735           1.790                  15,816
                                                               2004        1.533           1.735                  48,078
                                                               2003        1.000           1.533                  54,333

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)................   2005        1.321           1.412                  90,620
                                                               2004        1.262           1.321                   7,188
                                                               2003        1.000           1.262                      --

   Convertible Securities Portfolio (6/03)..................   2005        1.252           1.235                 106,365
                                                               2004        1.198           1.252                 134,693
                                                               2003        1.000           1.198                  49,694

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2005        1.547           1.710                 110,370
                                                               2004        1.351           1.547                  90,318
                                                               2003        1.000           1.351                  70,945

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (3/03)..............................   2005        1.429           1.468                 146,538
                                                               2004        1.323           1.429                 108,451
                                                               2003        1.000           1.323                  51,756

Federated High Yield Portfolio (3/03).......................   2005        1.258           1.269                 317,034
                                                               2004        1.159           1.258                 410,146
                                                               2003        1.000           1.159                 312,994

Federated Stock Portfolio (11/03)...........................   2005        1.408           1.457                   8,300
                                                               2004        1.295           1.408                  11,753
                                                               2003        1.000           1.295                  12,153

Large Cap Portfolio (7/03)..................................   2005        1.285           1.373                  14,928
                                                               2004        1.227           1.285                  26,954
                                                               2003        1.000           1.227                  15,745

Managed Allocation Series: Aggressive Portfolio (10/05).....   2005        0.976           1.027                  40,085

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.000           1.009                  62,967

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.000           1.039                  19,960

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)............................................   2005        1.014           1.025                  11,307

Mercury Large Cap Core Portfolio (4/03).....................   2005        1.386           1.527                  53,878
                                                               2004        1.216           1.386                  65,822
                                                               2003        1.000           1.216                      --

MFS(R) Emerging Growth Portfolio (6/03).....................   2005        1.386           1.344                      --
                                                               2004        1.251           1.386                 161,246
                                                               2003        1.000           1.251                 153,166

MFS(R) Mid Cap Growth Portfolio (6/03)......................   2005        1.482           1.502                 216,633
                                                               2004        1.321           1.482                  53,348
                                                               2003        1.000           1.321                  36,767

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   MFS(R) Total Return Portfolio (3/03).....................   2005        1.284           1.299               1,158,282
                                                               2004        1.171           1.284                 870,918
                                                               2003        1.000           1.171                 486,922

   MFS(R) Value Portfolio (7/04)............................   2005        1.120           1.172                  81,938
                                                               2004        0.996           1.120                  22,357

   Mondrian International Stock Portfolio (5/03)............   2005        1.511           1.627                 109,565
                                                               2004        1.327           1.511                  48,725
                                                               2003        1.000           1.327                  14,338

   Pioneer Fund Portfolio (5/03)............................   2005        1.327           1.383                  36,208
                                                               2004        1.214           1.327                  78,670
                                                               2003        1.000           1.214                  85,786

   Pioneer Strategic Income Portfolio (7/04)................   2005        1.093           1.114                 201,980
                                                               2004        1.016           1.093                  47,649

   Strategic Equity Portfolio (5/03)........................   2005        1.379           1.384                   8,961
                                                               2004        1.273           1.379                   1,791
                                                               2003        1.000           1.273                   3,187

   Travelers Quality Bond Portfolio (5/03)..................   2005        1.049           1.048                 414,246
                                                               2004        1.033           1.049                 438,031
                                                               2003        1.000           1.033                 338,852

   U.S. Government Securities Portfolio (7/04)..............   2005        1.050           1.077                  41,586
                                                               2004        1.009           1.050                   5,549

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.993           0.999                  93,434
                                                               2004        0.998           0.993                 207,025
                                                               2003        1.000           0.998                 175,840

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.518           1.554                 426,317
                                                               2004        1.315           1.518                 384,884
                                                               2003        1.000           1.315                 196,030

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Enterprise Portfolio -- Class II Shares (7/03)...........   2005        1.255           1.331                      --
                                                               2004        1.230           1.255                      --
                                                               2003        1.000           1.230                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2005        1.447           1.660                 207,109
                                                               2004        1.278           1.447                 134,234
                                                               2003        1.000           1.278                  52,719

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (10/03)................................................   2005        1.248           1.480                  41,032
                                                               2004        1.253           1.248                  41,384
                                                               2003        1.000           1.253                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.769           2.053                 274,315
                                                               2004        1.444           1.769                 252,103
                                                               2003        1.000           1.444                 129,969

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (6/03).........................   2005        1.434           1.652                      --
                                                               2004        1.231           1.434                      --
                                                               2003        1.087           1.231                      --

   High Yield Bond Trust (7/04).............................   2005        1.061           1.048                      --
                                                               2004        1.005           1.061                      --

   Managed Assets Trust (5/04)..............................   2005        1.070           1.082                      --
                                                               2004        0.994           1.070                      --

   Money Market Portfolio (5/03)............................   2005        0.970           0.972                      --
                                                               2004        0.986           0.970                      --
                                                               2003        0.998           0.986                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.254           1.403                      --
                                                               2004        1.188           1.254                      --
                                                               2003        1.099           1.188                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (4/03)..............   2005        1.509           1.677                  38,073
                                                               2004        1.365           1.509                  56,327
                                                               2003        1.002           1.365                  28,454

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.471           1.666                 305,426
                                                               2004        1.342           1.471                 324,238
                                                               2003        1.012           1.342                 213,259

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.412           1.456                 373,111
                                                               2004        1.313           1.412                 361,056
                                                               2003        1.000           1.313                 284,259

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/03)........   2005        1.655           1.728                      --
                                                               2004        1.293           1.655                      --
                                                               2003        1.087           1.293                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (6/03)...................................................   2005        1.233           1.254                      --
                                                               2004        1.205           1.233                      --
                                                               2003        1.087           1.205                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (6/03)............................................   2005        1.432           1.476                      --
                                                               2004        1.320           1.432                      --
                                                               2003        1.136           1.320                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (12/03)..................................................   2005        1.194           1.282                      --
                                                               2004        1.073           1.194                      --
                                                               2003        1.049           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.192           1.279                      --
                                                               2004        1.066           1.192                      --
                                                               2003        1.056           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (4/03)...   2005        1.378           1.485                  41,167
                                                               2004        1.256           1.378                  38,643
                                                               2003        1.044           1.256                  46,060

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.745           2.167                   7,607
                                                               2004        1.436           1.745                   7,614
                                                               2003        1.036           1.436                   7,622

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/03)...................................................   2005        1.615           1.734                 282,181
                                                               2004        1.398           1.615                 239,597
                                                               2003        1.106           1.398                 103,046

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/03)   2005        1.553           1.647                      --
                                                               2004        1.374           1.553                      --
                                                               2003        1.113           1.374                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/03).........   2005        1.349           1.371                      --
                                                               2004        1.256           1.349                      --
                                                               2003        1.051           1.256                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/03)....................................   2005        1.414           1.514                      --
                                                               2004        1.330           1.414                      --
                                                               2003        1.146           1.330                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (7/03)..........................................   2005        1.351           1.364                      --
                                                               2004        1.280           1.351                      --
                                                               2003        1.165           1.280                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.177           1.235                      --
                                                               2004        1.115           1.177                      --
                                                               2003        0.991           1.115                      --

   Global Life Sciences Portfolio -- Service Shares
   (8/03)...................................................   2005        1.330           1.456                      --
                                                               2004        1.195           1.330                      --
                                                               2003        1.073           1.195                      --

   Global Technology Portfolio -- Service Shares (8/03).....   2005        1.390           1.510                      --
                                                               2004        1.418           1.390                      --
                                                               2003        1.185           1.418                      --

   Worldwide Growth Portfolio -- Service Shares (6/03)......   2005        1.306           1.343                      --
                                                               2004        1.282           1.306                      --
                                                               2003        1.146           1.282                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.483           1.503                      --
                                                               2004        1.325           1.483                      --
                                                               2003        1.055           1.325                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.355           1.363                      --
                                                               2004        1.235           1.355                      --
                                                               2003        1.026           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.510           1.593                      --
                                                               2004        1.250           1.510                      --
                                                               2003        1.055           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.065           1.098                      --
                                                               2004        0.994           1.065                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.103           1.097                      --
                                                               2004        1.039           1.103                      --
                                                               2003        1.019           1.039                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.038           1.036                 222,995
                                                               2004        1.016           1.038                 210,042
                                                               2003        1.000           1.016                 211,805

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.552           1.697                   4,657
                                                               2004        1.371           1.552                   4,754
                                                               2003        1.000           1.371                   4,592

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (4/03)...................................................   2005        1.890           1.971                      --
                                                               2004        1.536           1.890                      --
                                                               2003        1.013           1.536                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.475           1.495                   7,535
                                                               2004        1.398           1.475                   7,535
                                                               2003        1.013           1.398                   7,535

   Investors Fund -- Class I (3/03).........................   2005        1.420           1.474                  11,934
                                                               2004        1.320           1.420                   4,716
                                                               2003        0.970           1.320                   4,204

   Large Cap Growth Fund -- Class I (6/03)..................   2005        1.350           1.384                      --
                                                               2004        1.379           1.350                      --
                                                               2003        1.182           1.379                      --

   Small Cap Growth Fund -- Class I (5/03)..................   2005        1.708           1.746                      --
                                                               2004        1.523           1.708                  48,483
                                                               2003        1.137           1.523                   5,421

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)................   2005        1.300           1.378                      --
                                                               2004        1.253           1.300                      --
                                                               2003        1.063           1.253                      --

   Convertible Securities Portfolio (6/03)..................   2005        1.232           1.205                      --
                                                               2004        1.190           1.232                      --
                                                               2003        1.101           1.190                      --

   Disciplined Mid Cap Stock Portfolio (6/03)...............   2005        1.523           1.668                      --
                                                               2004        1.342           1.523                      --
                                                               2003        1.131           1.342                      --

   Equity Income Portfolio (3/03)...........................   2005        1.406           1.432                  83,746
                                                               2004        1.314           1.406                  83,752
                                                               2003        0.968           1.314                   4,973

   Federated High Yield Portfolio (3/03)....................   2005        1.238           1.237                      --
                                                               2004        1.151           1.238                      --
                                                               2003        1.007           1.151                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Federated Stock Portfolio (11/03)...........................   2005        1.385           1.422                      --
                                                               2004        1.286           1.385                      --
                                                               2003        1.197           1.286                      --

Large Cap Portfolio (7/03)..................................   2005        1.265           1.339                  12,957
                                                               2004        1.219           1.265                  12,957
                                                               2003        1.118           1.219                  25,838

Managed Allocation Series: Aggressive Portfolio (10/05).....   2005        0.975           1.024                      --

Managed Allocation Series: Conservative Portfolio (7/05)....   2005        1.000           1.005                      --

Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.000           1.034                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)............................................   2005        1.012           1.020                      --

Mercury Large Cap Core Portfolio (4/03).....................   2005        1.364           1.489                      --
                                                               2004        1.208           1.364                      --
                                                               2003        1.006           1.208                      --

MFS(R) Emerging Growth Portfolio (6/03).....................   2005        1.364           1.321                      --
                                                               2004        1.242           1.364                  11,712
                                                               2003        1.139           1.242                  10,551

MFS(R) Mid Cap Growth Portfolio (6/03)......................   2005        1.459           1.465                  11,157
                                                               2004        1.312           1.459                      --
                                                               2003        1.161           1.312                      --

MFS(R) Total Return Portfolio (3/03)........................   2005        1.263           1.267                  21,180
                                                               2004        1.163           1.263                  13,242
                                                               2003        1.000           1.163                   8,981

MFS(R) Value Portfolio (7/04)...............................   2005        1.113           1.155                      --
                                                               2004        0.994           1.113                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mondrian International Stock Portfolio (5/03)............   2005        1.487           1.587                   6,192
                                                               2004        1.318           1.487                   6,192
                                                               2003        1.085           1.318                  12,320

   Pioneer Fund Portfolio (5/03)............................   2005        1.307           1.350                      --
                                                               2004        1.207           1.307                  43,393
                                                               2003        1.051           1.207                      --

   Pioneer Strategic Income Portfolio (7/04)................   2005        1.087           1.098                      --
                                                               2004        1.014           1.087                  28,951

   Strategic Equity Portfolio (5/03)........................   2005        1.357           1.350                      --
                                                               2004        1.264           1.357                      --
                                                               2003        1.071           1.264                      --

   Travelers Quality Bond Portfolio (5/03)..................   2005        1.032           1.022                      --
                                                               2004        1.025           1.032                      --
                                                               2003        1.026           1.025                      --

   U.S. Government Securities Portfolio (7/04)..............   2005        1.044           1.061                      --
                                                               2004        1.007           1.044                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.982           0.979                      --
                                                               2004        0.996           0.982                      --
                                                               2003        0.999           0.996                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2005        1.494           1.516                      --
                                                               2004        1.306           1.494                      --
                                                               2003        1.114           1.306                      --

   Enterprise Portfolio -- Class II Shares (7/03)...........   2005        1.235           1.298                      --
                                                               2004        1.221           1.235                      --
                                                               2003        1.129           1.221                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2005        1.424           1.619                      --
                                                               2004        1.269           1.424                      --
                                                               2003        1.082           1.269                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (10/03)................................................   2005        1.228           1.444                      --
                                                               2004        1.244           1.228                      --
                                                               2003        1.161           1.244                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.741           2.003                  37,911
                                                               2004        1.434           1.741                  84,851
                                                               2003        0.999           1.434                  15,148

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

               The Insurance Company
               Principal Underwriter
               Distribution and Principal Underwriting Agreement
               Valuation of Assets
               Federal Tax Considerations
               Independent Registered Public Accounting Firm
               Condensed Financial Information
               Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.

Name: _______________________________________

Address: ____________________________________

CHECK BOX:

[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

Book 68                                                              May 1, 2006

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:
METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

This prospectus describes Scudder Advocate Advisor Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE        DWS Dreman High Return Equity VIP+
   SHARES                                                        DWS Dreman Small Cap Value VIP+
AIM VARIABLE INSURANCE FUNDS -- SERIES I                         DWS Global Thematic VIP+
   AIM V.I. Utilities Fund                                       DWS Government & Agency Securities VIP+
CREDIT SUISSE TRUST                                              DWS Growth Allocation VIP+
   Credit Suisse Trust Emerging Markets Portfolio                DWS High Income VIP+
   Credit Suisse Trust Global Small Cap Portfolio                DWS Income Allocation VIP+
DREYFUS INVESTMENT PORTFOLIO -- SERVICE SHARES                   DWS International Select Equity VIP+
   Dreyfus MidCap Stock Portfolio                                DWS Janus Growth & Income VIP+
DWS INVESTMENTS VIT FUNDS+                                       DWS Janus Growth Opportunities VIP+
   DWS Equity 500 Index VIP -- Class B2+                         DWS Large Cap Value VIP+
   DWS RREEF Real Estate Securities VIP -- Class B+              DWS Legg Mason Aggressive Growth VIP+
DWS VARIABLE SERIES I -- CLASS B+                                DWS Mercury Large Cap Core VIP+
   DWS Bond VIP+                                                 DWS MFS(R) Strategic Value VIP+
   DWS Capital Growth VIP+                                       DWS Mid Cap Growth VIP+
   DWS Global Opportunities VIP+                                 DWS Moderate Allocation VIP+
   DWS Growth & Income VIP+                                      DWS Money Market VIP+
   DWS Health Care VIP+                                          DWS Oak Strategic Equity VIP+
   DWS International VIP+                                        DWS Small Cap Growth VIP+
DWS VARIABLE SERIES II -- CLASS B+                               DWS Strategic Income VIP+
   DWS Balanced VIP+                                             DWS Technology VIP+
   DWS Blue Chip VIP+                                            DWS Templeton Foreign Value VIP+
   DWS Conservative Allocation VIP+                              DWS Turner Mid Cap Growth VIP+
   DWS Core Fixed Income VIP+                                 METROPOLITAN SERIES FUND, INC. -- CLASS B
   DWS Davis Venture Value VIP+                                  MFS(R) Total Return Portfolio+
   DWS Dreman Financial Services VIP+                         THE ALGER AMERICAN FUND -- CLASS S
                                                                 Alger American Leveraged AllCap Portfolio

----------
(+) This Variable Funding Option has been subject to a substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.............................................     3
Summary..............................................     5
Fee Table............................................     8
Condensed Financial Information......................    12
The Annuity Contract.................................    12
   Contract Owner Inquiries..........................    13
   Purchase Payments.................................    13
   Accumulation Units................................    13
   The Variable Funding Options......................    14
Charges and Deductions...............................    19
   General...........................................    19
   Transfer Charge...................................    19
   Administrative Charges............................    19
   Mortality and Expense Risk Charge.................    20
   Guaranteed Minimum Withdrawal Benefit Charge......    20
   Enhanced Stepped-Up Provision Charge..............    20
   Variable Funding Option Expenses..................    20
   Premium Tax.......................................    20
   Changes in Taxes Based upon Premium or Value......    20
Transfers............................................    20
   Market Timing/Excessive Trading...................    21
   Dollar Cost Averaging.............................    22
Access to Your Money.................................    23
   Guaranteed Minimum Withdrawal Benefit.............    23
     Investment Restrictions.........................    27
   Systematic Withdrawals............................    28
Ownership Provisions.................................    29
   Types of Ownership................................    29
     Contract Owner..................................    29
     Beneficiary.....................................    29
     Annuitant.......................................    29
Death Benefit........................................    30
   Death Proceeds before the Maturity Date...........    30
     Standard Death Benefit..........................    30
     Enhanced Death Benefit..........................    30
     Partial Surrender Reduction.....................    31
   Enhanced Stepped-Up Provision.....................    32
   Payment of Proceeds...............................    33
   Spousal Contract Continuance......................    34
   Beneficiary Contract Continuance..................    35
   Death Proceeds after the Maturity Date............    35
The Annuity Period...................................    35
   Maturity Date.....................................    35
   Allocation of Annuity.............................    36
   Variable Annuity..................................    36
   Fixed Annuity.....................................    36
Payment Options......................................    37
   Election of Options...............................    37
   Annuity Options...................................    37
   Variable Liquidity Benefit .......................    37
Miscellaneous Contract Provisions....................    38
   Right to Return...................................    38
   Termination.......................................    38
   Required Reports..................................    38
   Suspension of Payments............................    38
The Separate Accounts................................    38
   Performance Information...........................    39
Federal Tax Considerations...........................    40
   General Taxation of Annuities.....................    40
   Types of Contracts: Qualified and Non-qualified...    40
   Qualified Annuity Contracts.......................    40
   Taxation of Qualified Annuity Contracts...........    41
   Hurricane Relief..................................    41
   Mandatory Distributions for Qualified Plans.......    41
   Individual Retirement Annuities...................    42
   Roth IRAs.........................................    42
   Non-qualified Annuity Contracts...................    43
   Diversification Requirements for Variable
     Annuities.......................................    44
   Ownership of the Investments......................    44
   Taxation of Death Benefit Proceeds................    44
   Other Tax Considerations..........................    44
   Treatment of Charges for Optional Benefits........    44
   Puerto Rico Tax Considerations....................    45
   Non-Resident Aliens...............................    45
Other Information....................................    45
   The Insurance Companies...........................    45
   Financial Statements..............................    46
   Distribution of Variable Annuity Contracts........    46
   Conformity with State and Federal Laws............    48
   Voting Rights.....................................    48
   Restrictions on Financial Transactions............    48
   Legal Proceedings ................................    48
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
   Separate Account 2002.............................   A-1
Appendix B: Condensed Financial Information
   for MetLife Life and Annuity Company of
   Connecticut Separate Account 2002.................   B-1
Appendix C: Contents of the Statement of
   Additional Information............................   C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        SCUDDER ADVOCATE ADVISOR ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options., the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and

GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE..........................................   $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH   ENHANCED DEATH
                                                                        BENEFIT          BENEFIT
                                                                     --------------   --------------
Mortality and Expense Risk Charge.................................      1.55%            1.75%
Administrative Expense Charge.....................................      0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED..............................................      1.70%            1.90%
Optional E.S.P. Charge............................................      0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...      1.90%            2.10%
Optional GMWB I Charge (maximum upon reset).......................      1.00%(3)         1.00%(3)
Optional GMWB II Charge (maximum upon reset)......................      1.00%(3)         1.00%(3)
Optional GMWB III Charge..........................................      0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...      2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
   SELECTED.......................................................      2.70%            2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
   SELECTED.......................................................      1.95%            2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
   SELECTED.......................................................      2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
   SELECTED.......................................................      2.90%            3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
   SELECTED.......................................................      2.15%            2.35%

----------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....     0.65%      7.01%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                                SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                 MANAGEMENT     (12b-1)       OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                     FEE          FEES       EXPENSES    EXPENSES       REIMBURSEMENT    EXPENSES**
----------------------------     ----------   ------------   --------   ------------   ---------------   ----------
DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND,
INC. -- SERVICE SHARES*.......      0.75%        0.25%        0.06%        1.06%             --           1.06%
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund
     -- Series I..............      0.60%          --         0.36%        0.96%           0.03%          0.93%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio................      1.25%          --         0.44%        1.69%             --           1.69%
   Credit Suisse Trust
     Global Small Cap
     Portfolio................      1.25%          --         0.32%        1.57%             --           1.57%
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus Mid Cap Stock
     Portfolio -- Service
     Shares*..................      0.75%        0.25%        0.04%        1.04%             --           1.04%
DWS INVESTMENTS VIT FUNDS
   DWS Equity 500 Index VIP
     -- Class B2*.............      0.19%        0.25%        0.22%        0.66%           0.03%          0.63%(2)
   DWS RREEF Real Estate
     Securities VIP --
     Class B*.................      0.90%        0.25%        0.68%        1.83%             --           1.83%(3)
DWS VARIABLE SERIES I
   DWS Bond VIP -- Class B*...      0.48%        0.25%        0.31%        1.04%             --           1.04%
   DWS Capital Growth VIP
     -- Class B*..............      0.45%        0.25%        0.19%        0.89%           0.03%          0.86%(4)
   DWS Global Opportunities
     VIP -- Class B*..........      0.98%        0.25%        0.31%        1.54%             --           1.54%
   DWS Growth & Income VIP
     -- Class B*..............      0.47%        0.25%        0.23%        0.95%           0.06%          0.89%(4)
   DWS Health Care VIP --
     Class B*.................      0.75%        0.25%        0.27%        1.27%             --           1.27%
   DWS International VIP --
     Class B*.................      0.86%        0.25%        0.30%        1.41%             --           1.41%

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT     (12b-1)       OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                      FEE          FEES       EXPENSES    EXPENSES       REIMBURSEMENT    EXPENSES**
----------------------------      ----------   ------------   --------   ------------   ---------------   ----------
DWS VARIABLE SERIES II
   DWS Balanced VIP -- Class
     B*........................      0.45%        0.25%        0.21%        0.91%           0.02%         0.89%(5)(6)
   DWS Blue Chip VIP --
     Class B*..................      0.65%        0.25%        0.19%        1.09%             --          1.09%
   DWS Conservative
     Allocation VIP -- Class
     B*........................      0.15%        0.25%        0.54%        0.94%             --          0.94%(11)
   DWS Core Fixed Income VIP
     -- Class B*...............      0.60%        0.25%        0.22%        1.07%             --          1.07%
   DWS Davis Venture Value
     VIP -- Class B*...........      0.94%        0.25%        0.22%        1.41%             --          1.41%
   DWS Dreman Financial
     Services VIP -- Class B*..      0.75%        0.25%        0.29%        1.29%             --          1.29%
   DWS Dreman High Return
     Equity VIP -- Class B*....      0.73%        0.25%        0.19%        1.17%             --          1.17%
   DWS Dreman Small Cap
     Value VIP -- Class B*.....      0.75%        0.25%        0.19%        1.19%             --          1.19%
   DWS Global Thematic VIP
     -- Class B*...............      1.00%        0.25%        0.54%        1.79%             --          1.79%
   DWS Government & Agency
     Securities VIP -- Class
     B*........................      0.55%        0.25%        0.22%        1.02%             --          1.02%
   DWS Growth Allocation VIP
     -- Class B*...............      0.15%        0.25%        0.25%        0.65%             --          0.65%(9)
   DWS High Income VIP --
     Class B*..................      0.60%        0.25%        0.25%        1.10%             --          1.10%
   DWS Income Allocation VIP
     -- Class B*...............      0.15%        0.25%        1.13%        1.53%             --          1.53%(9)
   DWS International Select
     Equity VIP -- Class B*....      0.75%        0.25%        0.26%        1.26%             --          1.26%
   DWS Janus Growth & Income
     VIP -- Class B*...........      0.75%        0.25%        0.26%        1.26%             --          1.26%
   DWS Janus Growth
     Opportunities VIP --
     Class B*..................      0.75%        0.25%        0.25%        1.25%             --          1.25%
   DWS Large Cap Value VIP
     -- Class B*...............      0.75%        0.25%        0.21%        1.21%             --          1.21%
   DWS Legg Mason Aggressive
     Growth VIP -- Class B*....      0.80%        0.25%        0.68%        1.73%             --          1.73%(7)
   DWS Mercury Large Cap
     Core VIP -- Class B*......      0.90%        0.25%        5.86%        7.01%             --          7.01%
   DWS MFS(R) Strategic
     Value VIP -- Class B*.....      0.95%        0.25%        0.45%        1.65%             --          1.65%
   DWS Mid Cap Growth VIP --
     Class B*..................      0.75%        0.25%        0.40%        1.40%             --          1.40%
   DWS Moderate Allocation
     VIP -- Class B*...........      0.15%        0.25%        0.26%        0.66%             --          0.66%(9)
   DWS Money Market VIP --
     Class B*..................      0.46%        0.25%        0.18%        0.89%             --          0.89%
   DWS Oak Strategic Equity
     VIP -- Class B*...........      0.75%        0.25%        0.35%        1.35%             --          1.35%(8)
   DWS Small Cap Growth VIP
     -- Class B*...............      0.65%        0.25%        0.22%        1.12%           0.03%         1.09%(5)
   DWS Strategic Income VIP
     -- Class B*...............      0.65%        0.25%        0.35%        1.25%             --          1.25%
   DWS Technology VIP --
     Class B*..................      0.75%        0.25%        0.26%        1.26%             --          1.26%
   DWS Templeton Foreign
     Value VIP -- Class B*.....      0.95%        0.25%        1.97%        3.17%             --          3.17%
   DWS Turner Mid Cap Growth
     VIP -- Class B*...........      0.80%        0.25%        0.31%        1.36%             --          1.36%(8)

                                            DISTRIBUTION
                                               AND/OR                                CONTRACTUAL FEE   NET TOTAL
                                              SERVICE                 TOTAL ANNUAL       WAIVER          ANNUAL
                               MANAGEMENT     (12b-1)       OTHER      OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                   FEE          FEES       EXPENSES    EXPENSES       REIMBURSEMENT    EXPENSES**
----------------------------   ----------   ------------   --------   ------------   ---------------   ----------
METROPOLITAN SERIES FUND
   MFS(R) Total Return
     Portfolio -- Class B*..      0.57%        0.25%         0.16%       0.98%             --           0.98%(10)
THE ALGER AMERICAN FUND
   Alger American Leveraged
     AllCap Portfolio --
     Class S*...............      0.85%        0.25%         0.06%       1.16%             --           1.16%

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This limitation agreement is in effect through April 30, 2007.

(2) Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.

(3) The Management Fee in the table has been restated to reflect a new fee schedule that will become effective on or about June 1, 2006.

(4) Pursuant to an agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.

(5) Pursuant to an agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.

(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 2, 2005.

(7) The Management Fee in the table has been restated to reflect a new fee schedule that became effective August 1, 2005.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective October 1, 2005.

(9) The expenses in the table are the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.

(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                               IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             -------------------------------------   -------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------  ------   -------   -------   --------   ------   -------   -------   --------
Underlying Fund with Minimum Total Annual
    Operating Expenses.....................    500      1499      2498      4996       500      1499      2498      4996
Underlying Fund with Maximum Total Annual
    Operating Expenses.....................    381      1156      1951      4023       381      1156      1951      4023

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                              INVESTMENT
               OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH       Seeks capital growth with current            The Dreyfus Corporation
   FUND, INC. -- SERVICE SHARES           income as a secondary objective.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund -- Series I    Seeks capital growth and current income.     A I M Advisors, Inc.
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Markets Portfolio                                                                 LLC
                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)
   Credit Suisse Trust Global Small       Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Cap Portfolio                                                                     LLC
                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)
DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index.

               FUNDING                                   INVESTMENT                              INVESTMENT
               OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP -- Class      Seeks to replicate, as closely as            Deutsche Asset Management, Inc.
     B2                                   possible, before the deduction of            Subadviser: Northern Trust
                                          expenses, the performance of the             Investments, N.A.
                                          Standard & Poor's 500 Composite Stock
                                          Price Index, which emphasizes stocks of
                                          large U.S. companies.
   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     VIP -- Class B                       and current income through investments       Subadviser: RREEF America LLC
                                          in real estate securities.
DWS VARIABLE SERIES I
   DWS Bond VIP -- Class B                Seeks to maximize total return               Deutsche Investment Management
                                          consistent with preservation of capital      Americas Inc.
                                          and prudent investment management, by        Subadviser: Aberdeen Asset
                                          investing for both current income and        Management Inc.
                                          capital appreciation.
   DWS Capital Growth VIP -- Class B      Seeks to maximize long-term capital          Deutsche Investment Management
                                          growth through a broad and flexible          Americas Inc.
                                          investment program.
   DWS Global Opportunities VIP --        Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long-term.             Americas Inc.
   DWS Growth & Income VIP -- Class B     Seeks long-term growth of capital,           Deutsche Investment Management
                                          current income and growth of income.         Americas Inc.
   DWS Health Care VIP -- Class B         Seeks long-term growth of capital by         Deutsche Investment Management
                                          investing at least 80% of total assets,      Americas Inc.
                                          plus the amount of any borrowings for
                                          investment purposes in common stocks in
                                          the health care sector.
   DWS International VIP -- Class B       Seeks long-term growth of capital.           Deutsche Investment Management
                                                                                       Americas Inc.
DWS VARIABLE SERIES II
   DWS Balanced VIP -- Class B            Seeks a high total return, a                 Deutsche Investment Management
                                          combination of income and capital            Americas Inc.
                                          appreciation.
   DWS Blue Chip VIP -- Class B           Seeks growth of capital and income.          Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Conservative Allocation VIP --     Seeks a balance of current income and        Deutsche Investment Management
     Class B                              long-term growth of capital with an          Americas Inc.
                                          emphasis on current income.
   DWS Core Fixed Income VIP --           Seeks high current income.                   Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Aberdeen Asset
                                                                                       Management Inc.
   DWS Davis Venture Value VIP --         Seeks growth of capital.                     Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Davis Selected
                                                                                       Advisers, L.P.
   DWS Dreman Financial Services VIP      Seeks to provide long-term capital           Deutsche Investment Management
     -- Class B                           appreciation.                                Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.
   DWS Dreman High Return Equity VIP      Seeks a high rate of return.                 Deutsche Investment Management
     -- Class B                                                                        Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.
   DWS Dreman Small Cap Value VIP --      Seeks long-term capital appreciation.        Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.
   DWS Global Thematic VIP -- Class B     Seeks long-term capital growth.              Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Government & Agency Securities     Seeks high current income consistent         Deutsche Investment Management
     VIP -- Class B                       with preservation of capital.                Americas Inc.
   DWS Growth Allocation VIP --           Seeks long-term growth of capital.           Deutsche Investment Management
     Class B                                                                           Americas Inc.

               FUNDING                                   INVESTMENT                              INVESTMENT
               OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
   DWS High Income VIP -- Class B         Seeks to provide a high level of             Deutsche Investment Management
                                          current income.                              Americas Inc.
   DWS Income Allocation VIP --           Seeks current income and secondarily         Deutsche Investment Management
     Class B                              long-term growth of capital.                 Americas Inc.
   DWS International Select Equity        Seeks capital appreciation.                  Deutsche Investment Management
     VIP -- Class B                                                                    Americas Inc.
   DWS Janus Growth & Income VIP --       Seeks long-term capital growth and           Deutsche Investment Management
     Class B                              current income.                              Americas Inc.
                                                                                       Subadviser: Janus Capital
                                                                                       Management LLC
   DWS Janus Growth Opportunities VIP     Seeks long-term growth of capital in a       Deutsche Investment Management
     -- Class B                           manner consistent with the preservation      Americas Inc.
                                          of capital.                                  Subadviser: Janus Capital
                                                                                       Management LLC
   DWS Large Cap Value VIP -- Class B     Seeks a high rate of total return.           Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Legg Mason Aggressive Growth       Seeks capital appreciation.                  Deutsche Investment Management
     VIP -- Class B                                                                    Americas Inc.
                                                                                       Subadviser: Salomon Brothers
                                                                                       Asset Management Inc
   DWS Mercury Large Cap Core VIP --      Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Fund Asset Management
                                                                                       L.P.
   DWS MFS(R) Strategic Value VIP --      Seeks to provide capital appreciation.       Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Massachusetts
                                                                                       Financial Services Company
   DWS Mid Cap Growth VIP -- Class B      Seeks long-term capital growth.              Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Moderate Allocation VIP --         Seeks a balance of long-term growth of       Deutsche Investment Management
     Class B                              capital and current income with an           Americas Inc.
                                          emphasis on growth of capital.
   DWS Money Market VIP -- Class B        Seeks maximum current income to the          Deutsche Investment Management
                                          extent consistent with stability of          Americas Inc.
                                          principal.
   DWS Oak Strategic Equity VIP --        Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Oak Associates, Ltd.
   DWS Small Cap Growth VIP -- Class B    Seeks maximum appreciation of                Deutsche Investment Management
                                          investors' capital.                          Americas Inc.
   DWS Strategic Income VIP -- Class B    Seeks high current income.                   Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Technology VIP -- Class B          Seeks growth of capital.                     Deutsche Investment Management
                                                                                       Americas Inc.
   DWS Templeton Foreign Value VIP --     Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Templeton Investment
                                                                                       Counsel L.L.C.
   DWS Turner Mid Cap Growth VIP --       Seeks capital appreciation.                  Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Turner Investment
                                                                                       Partners, Inc.
METROPOLITAN SERIES FUND
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through       MetLife Advisers LLC
     Class B                              investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                       Financial Services Company
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                  FORMER NAME                                          NEW NAME
---------------------------------------------------    -----------------------------------------
SCUDDER INVESTMENTS VIT FUNDS                          DWS INVESTMENTS VIT FUNDS
   Scudder Real Estate Securities Portfolio               DWS RREEF Real Estate Securities VIP
   Scudder VIT Equity 500 Index Fund                      DWS Equity 500 Index VIP
SCUDDER VARIABLE SERIES I                              DWS VARIABLE SERIES I
   Bond Portfolio                                         DWS Bond VIP
   Growth & Income Portfolio                              DWS Growth & Income VIP
   Capital Growth Portfolio                               DWS Capital Growth VIP
   Global Discovery Portfolio                             DWS Global Opportunities VIP
   International Portfolio                                DWS International VIP
   Health Sciences Portfolio                              DWS Health Care VIP
SCUDDER VARIABLE SERIES II                             DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                            DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio         DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                         DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                     DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio       DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio             DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                      DWS Growth Allocation VIP
   Scudder High Income Portfolio                          DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio             DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio          DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                      DWS Large Cap Value VIP
   Scudder Mercury Large Cap Core Portfolio               DWS Mercury Large Cap Core VIP
   Scudder Mid Cap Growth Portfolio                       DWS Mid Cap Growth VIP
   Scudder Money Market Portfolio                         DWS Money Market VIP
   Scudder Salomon Aggressive Growth Portfolio            DWS Legg Mason Aggressive Growth VIP
   Scudder Small Cap Growth Portfolio                     DWS Small Cap Growth VIP
   Scudder Strategic Income Portfolio                     DWS Strategic Income VIP
   Scudder Technology Growth Portfolio                    DWS Technology VIP
   Scudder Templeton Foreign Value Portfolio              DWS Templeton Foreign Value VIP
   Scudder Total Return Portfolio                         DWS Balanced VIP
   SVS Davis Venture Value Portfolio                      DWS Davis Venture Value VIP
   SVS Dreman Financial Services Portfolio                DWS Dreman Financial Services VIP
   SVS Dreman High Return Equity Portfolio                DWS Dreman High Return Equity VIP
   SVS Dreman Small Cap Value Portfolio                   DWS Dreman Small Cap Value VIP
   SVS Janus Growth And Income Portfolio                  DWS Janus Growth & Income VIP
   SVS Janus Growth Opportunities Portfolio               DWS Janus Growth Opportunities VIP
   SVS MFS(R) Strategic Value Portfolio                   DWS MFS(R) Strategic Value VIP
   SVS Oak Strategic Equity Portfolio                     DWS Oak Strategic Equity VIP
   SVS Turner Mid Cap Growth Portfolio                    DWS Turner Mid Cap Growth VIP

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

              FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
---------------------------------------------------    -----------------------------------------
THE ALGER AMERICAN FUND                                METROPOLITAN SERIES FUND, INC.
   Alger American Balanced Portfolio                      MFS(R) Total Return Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Credit Suisse Trust -- Emerging Market Portfolio, Credit Suisse Trust -- Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Templeton Foreign Value VIP -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                GMWB I                           GMWB II                       GMWB III

ALSO CALLED:                Guaranteed                       Guaranteed             Guaranteed Income Solution
                         Income Solution                   Income Solution                     Value

AVAILABILITY:     Not available for purchase on      Available on or after March    Available on or after March
                 or after March 21, 2005, unless    21, 2005 if approved in your   21, 2005 if approved in your
                 GMWB II is not approved in your                state                          state
                              state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                GMWB I       GMWB II     GMWB III
                                                               ----------   ----------   ---------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:.................................    5% of RBB    5% of RBB   5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:.................................   10% of RBB   10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE              RBB                AWB (5%)           VALUE            RBB                AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                  500                           $11,111              $556

GREATER OF PWR OR                       $ 10,000                                              $11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $ 10,000              $  500          $10,000         $11,111              $  556

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000          $ 90,000              $4,500          $80,000         $88,889              $4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000          $100,000              $5,000          $ 90,000        $100,000             $5,000

IMMEDIATELY AFTER     $100,000          $ 90,909              $4,545          $ 80,000        $ 88,889             $4,444
WITHDRAWAL
                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                   (100,000         (88,889/100,000)]
                                                                                          x10,000/90,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $  9,091              $  455          $ 10,000        $ 11,111             $  556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                                  GMWB I               GMWB II            GMWB III
                                                                  ------               -------            --------
Current Annual Charge.....................................         0.40%                0.50%               0.25%
Maximum Annual Charge After a Reset.......................         1.00%                1.00%                 N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request termination of your rider in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------   -----------------------------    ----------------------------
AWB                           5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary

ANNUAL CHARGE                             0.40%                           0.50%                           0.25%

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------   -----------------------------    ----------------------------
RESET                                      Yes                             Yes                              No

CAN I CANCEL MY GMWB?                      No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                    No                              Yes                             Yes

WAIVER OF RECALCULATION                    No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS

FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

--------------
* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

       50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
--------------------------------      ------------------------     ---------------------------------       ---------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or, if none, to the          continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                        owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),       Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the          continue the Contract.
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   receive the proceeds or to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner.              receive the distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid
                                                                   upon the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A           The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                                                                                           treated as death
                                                                                                           of the owner in
                                                                                                           these circumstances.)

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
--------------------------------      ------------------------     ---------------------------------       ---------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

                               QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,         THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:         UNLESS. . .                                   APPLY*
--------------------------------      ------------------------     ---------------------------------       ---------------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of the Separate Accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

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Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any

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other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008.

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

Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity

Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

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The tax law treats all non-qualified deferred annuities issued after October 21,
1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

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

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other

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financial services to individual and institutional customers. The Company's Home
Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to

1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, ask your registered representative (see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc.Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)...........................   2005        1.297           1.490                   1,754
                                                               2004        1.068           1.297                  10,619
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)....   2005        1.623           2.041                   1,789
                                                               2004        1.321           1.623                   2,092
                                                               2003        1.000           1.321                      --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)....   2005        1.438           1.642                      --
                                                               2004        1.240           1.438                      --
                                                               2003        1.000           1.240                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2005        1.318           1.411                  17,640
                                                               2004        1.173           1.318                  14,896
                                                               2003        1.000           1.173                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03)....................................   2005        1.174           1.193                      --
                                                               2004        1.127           1.174                      --
                                                               2003        1.000           1.127                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (6/03)...................................................   2005        1.498           1.640                  48,068
                                                               2004        1.165           1.498                  30,144
                                                               2003        1.000           1.165                   3,070

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.007                  27,580

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)..........   2005        1.228           1.119                      --
                                                               2004        1.129           1.228                   4,660
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio -- Class B (6/03)...............   2005        1.181           1.260                  35,387
                                                               2004        1.117           1.181                      --
                                                               2003        1.000           1.117                      --

   Global Discovery Portfolio -- Class B (6/03).............   2005        1.519           1.764                  29,387
                                                               2004        1.255           1.519                   5,780
                                                               2003        1.000           1.255                   1,444

   Growth and Income Portfolio -- Class B (6/03)............   2005        1.219           1.267                  29,117
                                                               2004        1.129           1.219                  17,169
                                                               2003        1.000           1.129                   3,187

   Health Sciences Portfolio -- Class B (6/03)..............   2005        1.207           1.282                 190,680
                                                               2004        1.125           1.207                  21,844
                                                               2003        1.000           1.125                      --

   International Portfolio -- Class B (6/03)................   2005        1.356           1.543                  39,384
                                                               2004        1.186           1.356                  10,335
                                                               2003        1.000           1.186                   4,604

   SVS I Scudder Bond Portfolio -- Class B (7/05)...........   2005        1.000           0.996                      --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)............   2005        1.315           1.418                  40,257
                                                               2004        1.157           1.315                  25,112
                                                               2003        1.000           1.157                  16,144

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Conservative Income Strategy Portfolio -- Class
   B (8/04).................................................   2005        1.042           1.061                  47,606
                                                               2004        1.000           1.042                   1,000

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2005        1.013           1.014                 226,462
                                                               2004        0.990           1.013                 230,267
                                                               2003        1.000           0.990                 120,178

   Scudder Global Blue Chip Portfolio -- Class B (6/03).....   2005        1.328           1.600                      --
                                                               2004        1.182           1.328                      --
                                                               2003        1.000           1.182                      --

   Scudder Government & Agency Securities Portfolio --
   Class B (6/03)...........................................   2005        1.013           1.018                   3,695
                                                               2004        0.997           1.013                   2,590
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.077           1.113                 182,071
                                                               2004        1.000           1.077                   1,000

   Scudder Growth Portfolio -- Class B (6/03)...............   2005        1.143           1.100                      --
                                                               2004        1.110           1.143                  15,156
                                                               2003        1.000           1.110                  15,061

   Scudder Growth Strategy Portfolio -- Class B (8/04)......   2005        1.096           1.142                      --
                                                               2004        1.000           1.096                   1,000

   Scudder High Income Portfolio -- Class B (6/03)..........   2005        1.205           1.225                  66,303
                                                               2004        1.093           1.205                  50,327
                                                               2003        1.000           1.093                  14,993

   Scudder Income & Growth Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.059           1.087                  22,736
                                                               2004        1.000           1.059                   1,000

   Scudder International Select Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.403           1.573                 154,401
                                                               2004        1.211           1.403                   6,969
                                                               2003        1.000           1.211                   1,499

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Mercury Large Cap Core Portfolio (3/05)..........   2005        1.037           1.151                  50,432

   Scudder Mid-Cap Growth Portfolio -- Class B (6/03).......   2005        1.188           1.339                     593
                                                               2004        1.166           1.188                      --
                                                               2003        1.000           1.166                      --

   Scudder Money Market Portfolio -- Class B (6/03).........   2005        0.980           0.987                  87,533
                                                               2004        0.992           0.980                  37,780
                                                               2003        1.000           0.992                      --

   Scudder Salomon Aggressive Growth Portfolio (6/03).......   2005        1.290           1.436                      --
                                                               2004        1.177           1.290                      --
                                                               2003        1.000           1.177                      --

   Scudder Small Cap Growth Portfolio -- Class B (6/03).....   2005        1.233           1.293                  13,130
                                                               2004        1.134           1.233                   8,702
                                                               2003        1.000           1.134                   1,591

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2005        1.050           1.052                  76,487
                                                               2004        0.986           1.050                  56,474
                                                               2003        1.000           0.986                  16,555

   Scudder Technology Growth Portfolio -- Class B (6/03)....   2005        1.215           1.233                   1,715
                                                               2004        1.217           1.215                   1,663
                                                               2003        1.000           1.217                      --

   Scudder Templeton Foreign Value Portfolio (3/05).........   2005        1.054           1.133                  34,826

   Scudder Total Return Portfolio -- Class B (6/03).........   2005        1.113           1.137                  10,451
                                                               2004        1.065           1.113                   1,926
                                                               2003        1.000           1.065                      --

   SVS Davis Venture Value Portfolio -- Class B (6/03)......   2005        1.270           1.364                 108,093
                                                               2004        1.160           1.270                  66,607
                                                               2003        1.000           1.160                   7,313

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Dreman Financial Services Portfolio -- Class B
   (6/03)...................................................   2005        1.240           1.213                  58,934
                                                               2004        1.131           1.240                   7,135
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.301           1.375                 278,246
                                                               2004        1.164           1.301                  81,517
                                                               2003        1.000           1.164                  13,919

   SVS Dreman Small Cap Value Portfolio -- Class B (6/03)...   2005        1.538           1.660                  31,234
                                                               2004        1.246           1.538                  21,154
                                                               2003        1.000           1.246                   1,443

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.117           1.021                      --
                                                               2004        1.120           1.117                  34,030
                                                               2003        1.000           1.120                   4,838

   SVS Focus Value & Growth Portfolio -- Class B (6/03).....   2005        1.264           1.181                      --
                                                               2004        1.159           1.264                   8,451
                                                               2003        1.000           1.159                      --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (6/03)...................................................   2005        1.255           1.253                  63,485
                                                               2004        1.164           1.255                  49,380
                                                               2003        1.000           1.164                   1,556

   SVS Index 500 Portfolio -- Class B (6/03)................   2005        1.226           1.248                      --
                                                               2004        1.134           1.226                  10,865
                                                               2003        1.000           1.134                   6,711

   SVS Janus Growth And Income Portfolio -- Class B (6/03)..   2005        1.224           1.345                   4,231
                                                               2004        1.121           1.224                   4,736
                                                               2003        1.000           1.121                   4,828

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Janus Growth Opportunities Portfolio -- Class B
   (6/03)...................................................   2005        1.226           1.292                   2,004
                                                               2004        1.112           1.226                      --
                                                               2003        1.000           1.112                      --

   SVS MFS(R) Strategic Value Portfolio -- Class B (6/03)...   2005        1.297           1.267                  54,165
                                                               2004        1.124           1.297                  41,830
                                                               2003        1.000           1.124                   4,838

   SVS Oak Strategic Equity Portfolio -- Class B (6/03).....   2005        1.185           1.113                   2,957
                                                               2004        1.195           1.185                   3,041
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03)....   2005        1.321           1.445                   3,623
                                                               2004        1.214           1.321                  21,088
                                                               2003        1.000           1.214                      --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (6/03)...................................................   2005        1.091           1.160                  48,803
                                                               2004        1.064           1.091                  93,454
                                                               2003        1.000           1.064                  55,895

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2005        1.191           1.337                      --
                                                               2004        1.123           1.191                      --
                                                               2003        1.000           1.123                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)...........................   2005        1.279           1.456                     --
                                                               2004        1.063           1.279                     --
                                                               2003        1.000           1.063                     --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)....   2005        1.600           1.995                     --
                                                               2004        1.315           1.600                     --
                                                               2003        1.000           1.315                     --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)....   2005        1.418           1.605                     --
                                                               2004        1.234           1.418                     --
                                                               2003        1.000           1.234                     --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)..   2005        1.299           1.379                     --
                                                               2004        1.167           1.299                     --
                                                               2003        1.000           1.167                     --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03)....................................   2005        1.158           1.166                     --
                                                               2004        1.121           1.158                     --
                                                               2003        1.000           1.121                     --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (6/03)...................................................   2005        1.477           1.602                     --
                                                               2004        1.160           1.477                     --
                                                               2003        1.000           1.160                     --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.004                     --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)..........   2005        1.211           1.100                     --
                                                               2004        1.124           1.211                     --
                                                               2003        1.000           1.124                     --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Capital Growth Portfolio -- Class B (6/03)...............   2005        1.164           1.231                    --
                                                               2004        1.111           1.164                    --
                                                               2003        1.000           1.111                    --

   Global Discovery Portfolio -- Class B (6/03).............   2005        1.498           1.723                    --
                                                               2004        1.249           1.498                    --
                                                               2003        1.000           1.249                    --

   Growth and Income Portfolio -- Class B (6/03)............   2005        1.202           1.238                    --
                                                               2004        1.123           1.202                    --
                                                               2003        1.000           1.123                    --

   Health Sciences Portfolio -- Class B (6/03)..............   2005        1.190           1.253                    --
                                                               2004        1.119           1.190                    --
                                                               2003        1.000           1.119                    --

   International Portfolio -- Class B (6/03)................   2005        1.337           1.507                    --
                                                               2004        1.180           1.337                    --
                                                               2003        1.000           1.180                    --

   SVS I Scudder Bond Portfolio -- Class B (7/05)...........   2005        1.000           0.992                    --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)............   2005        1.296           1.386                    --
                                                               2004        1.151           1.296                    --
                                                               2003        1.000           1.151                    --

   Scudder Conservative Income Strategy Portfolio -- Class
   B (8/04).................................................   2005        1.039           1.048                    --
                                                               2004        1.000           1.039                    --

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2005        0.999           0.991                    --
                                                               2004        0.985           0.999                    --
                                                               2003        1.000           0.985                    --

   Scudder Global Blue Chip Portfolio -- Class B (6/03).....   2005        1.310           1.564                    --
                                                               2004        1.176           1.310                    --
                                                               2003        1.000           1.176                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (6/03)...........................................   2005        0.999           0.995                    --
                                                               2004        0.992           0.999                    --
                                                               2003        1.000           0.992                    --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.074           1.099                    --
                                                               2004        1.000           1.074                    --

   Scudder Growth Portfolio -- Class B (6/03)...............   2005        1.127           1.081                    --
                                                               2004        1.104           1.127                    --
                                                               2003        1.000           1.104                    --

   Scudder Growth Strategy Portfolio -- Class B (8/04)......   2005        1.092           1.128                    --
                                                               2004        1.000           1.092                    --

   Scudder High Income Portfolio -- Class B (6/03)..........   2005        1.188           1.197                    --
                                                               2004        1.088           1.188                    --
                                                               2003        1.000           1.088                    --

   Scudder Income & Growth Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.056           1.074                    --
                                                               2004        1.000           1.056                    --

   Scudder International Select Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.384           1.537                    --
                                                               2004        1.205           1.384                    --
                                                               2003        1.000           1.205                    --

   Scudder Mercury Large Cap Core Portfolio (3/05)..........   2005        1.061           1.140                    --

   Scudder Mid-Cap Growth Portfolio -- Class B (6/03).......   2005        1.172           1.309                    --
                                                               2004        1.161           1.172                    --
                                                               2003        1.000           1.161                    --

   Scudder Money Market Portfolio -- Class B (6/03).........   2005        0.966           0.964                    --
                                                               2004        0.987           0.966                    --
                                                               2003        1.000           0.987                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Salomon Aggressive Growth Portfolio (6/03).......   2005        1.272           1.403                    --
                                                               2004        1.171           1.272                    --
                                                               2003        1.000           1.171                    --

   Scudder Small Cap Growth Portfolio -- Class B (6/03).....   2005        1.215           1.264                    --
                                                               2004        1.128           1.215                    --
                                                               2003        1.000           1.128                    --

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2005        1.035           1.028                    --
                                                               2004        0.981           1.035                    --
                                                               2003        1.000           0.981                    --

   Scudder Technology Growth Portfolio -- Class B (6/03)....   2005        1.198           1.205                    --
                                                               2004        1.211           1.198                    --
                                                               2003        1.000           1.211                    --

   Scudder Templeton Foreign Value Portfolio (3/05).........   2005        1.077           1.122                    --

   Scudder Total Return Portfolio -- Class B (6/03).........   2005        1.098           1.111                    --
                                                               2004        1.059           1.098                    --
                                                               2003        1.000           1.059                    --

   SVS Davis Venture Value Portfolio -- Class B (6/03)......   2005        1.252           1.333                    --
                                                               2004        1.154           1.252                    --
                                                               2003        1.000           1.154                    --

   SVS Dreman Financial Services Portfolio -- Class B
   (6/03)...................................................   2005        1.223           1.186                    --
                                                               2004        1.125           1.223                    --
                                                               2003        1.000           1.125                    --

   SVS Dreman High Return Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.282           1.344                    --
                                                               2004        1.158           1.282                    --
                                                               2003        1.000           1.158                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Dreman Small Cap Value Portfolio -- Class B (6/03)...   2005        1.517           1.622                   --
                                                               2004        1.240           1.517                   --
                                                               2003        1.000           1.240                   --

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.102           1.004                   --
                                                               2004        1.114           1.102                   --
                                                               2003        1.000           1.114                   --

   SVS Focus Value & Growth Portfolio -- Class B (6/03).....   2005        1.246           1.162                   --
                                                               2004        1.153           1.246                   --
                                                               2003        1.000           1.153                   --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (6/03)...................................................   2005        1.237           1.225                   --
                                                               2004        1.158           1.237                   --
                                                               2003        1.000           1.158                   --

   SVS Index 500 Portfolio -- Class B (6/03)................   2005        1.209           1.223                   --
                                                               2004        1.128           1.209                   --
                                                               2003        1.000           1.128                   --

   SVS Janus Growth And Income Portfolio -- Class B (6/03)..   2005        1.207           1.314                   --
                                                               2004        1.115           1.207                   --
                                                               2003        1.000           1.115                   --

   SVS Janus Growth Opportunities Portfolio -- Class B
   (6/03)...................................................   2005        1.209           1.262                   --
                                                               2004        1.106           1.209                   --
                                                               2003        1.000           1.106                   --

   SVS MFS(R) Strategic Value Portfolio -- Class B (6/03)...   2005        1.279           1.239                   --
                                                               2004        1.118           1.279                   --
                                                               2003        1.000           1.118                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Oak Strategic Equity Portfolio -- Class B (6/03).....   2005        1.169           1.088                    --
                                                               2004        1.189           1.169                    --
                                                               2003        1.000           1.189                    --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03)....   2005        1.303           1.412                    --
                                                               2004        1.208           1.303                    --
                                                               2003        1.000           1.208                    --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (6/03)...................................................   2005        1.075           1.133                    --
                                                               2004        1.059           1.075                    --
                                                               2003        1.000           1.059                    --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2005        1.174           1.306                    --
                                                               2004        1.117           1.174                    --
                                                               2003        1.000           1.117                    --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B, and is no longer available as a funding option.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.297           1.490                   3,598
                                                               2004        1.068           1.297                  94,811
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.623           2.041                  37,960
                                                               2004        1.321           1.623                  50,211
                                                               2003        1.000           1.321                   8,699

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.438           1.642                      --
                                                               2004        1.240           1.438                      --
                                                               2003        1.000           1.240                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)..   2005        1.318           1.411                  61,297
                                                               2004        1.173           1.318                  89,205
                                                               2003        1.000           1.173                  18,930

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03)...................................   2005        1.174           1.193                      --
                                                               2004        1.127           1.174                      --
                                                               2003        1.000           1.127                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.498           1.640                 108,941
                                                               2004        1.165           1.498                 160,129
                                                               2003        1.000           1.165                  24,895

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.007                  54,226

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.228           1.119                      --
                                                               2004        1.129           1.228                   5,166
                                                               2003        1.000           1.129                   5,447

   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.181           1.260                 106,453
                                                               2004        1.117           1.181                  69,503
                                                               2003        1.000           1.117                  43,222

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.519           1.764                  84,628
                                                               2004        1.255           1.519                  32,968
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.219           1.267                  37,703
                                                               2004        1.129           1.219                  41,930
                                                               2003        1.000           1.129                   8,395

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.207           1.282                  44,953
                                                               2004        1.125           1.207                  50,381
                                                               2003        1.000           1.125                     979

   International Portfolio -- Class B (7/03)................   2005        1.356           1.543                  59,640
                                                               2004        1.186           1.356                  65,534
                                                               2003        1.000           1.186                   9,693

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.996                      --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.315           1.418                 146,995
                                                               2004        1.157           1.315                  84,360
                                                               2003        1.000           1.157                  43,123

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.042           1.061                  13,816
                                                               2004        1.018           1.042                  13,511

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        1.013           1.014                 309,909
                                                               2004        0.990           1.013                 381,073
                                                               2003        1.000           0.990                 201,066

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.328           1.600                  25,135
                                                               2004        1.182           1.328                  18,735
                                                               2003        1.000           1.182                      --

   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        1.013           1.018                 176,925
                                                               2004        0.997           1.013                 183,439
                                                               2003        1.000           0.997                 127,781

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.077           1.113                  13,310
                                                               2004        1.020           1.077                  13,392

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.143           1.100                      --
                                                               2004        1.110           1.143                   2,340
                                                               2003        1.000           1.110                  23,052

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.096           1.142                  13,024
                                                               2004        1.033           1.096                  13,315

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.205           1.225                 372,453
                                                               2004        1.093           1.205                 636,604
                                                               2003        1.000           1.093               1,510,883

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.059           1.087                 177,563
                                                               2004        1.021           1.059                  53,007

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.403           1.573                 103,087
                                                               2004        1.211           1.403                  97,924
                                                               2003        1.000           1.211                  70,201

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.037           1.151                      --
                                                               2004        1.000           1.037                   1,000

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.188           1.339                   4,613
                                                               2004        1.166           1.188                   5,292
                                                               2003        1.000           1.166                   5,251

   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.980           0.987              12,145,122
                                                               2004        0.992           0.980              11,905,182
                                                               2003        1.000           0.992              12,034,682

   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.290           1.436                   1,989
                                                               2004        1.177           1.290                   1,931
                                                               2003        1.000           1.177                   1,830

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.233           1.293                  30,796
                                                               2004        1.134           1.233                  26,687
                                                               2003        1.000           1.134                  96,300

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.050           1.052                  68,395
                                                               2004        0.986           1.050                  75,038
                                                               2003        1.000           0.986                  13,436

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.215           1.233                 102,153
                                                               2004        1.217           1.215                  62,184
                                                               2003        1.000           1.217                  73,874

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.054           1.133                   3,252
                                                               2004        1.000           1.054                   1,000

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.113           1.137                  40,371
                                                               2004        1.065           1.113                  44,382
                                                               2003        1.000           1.065                  21,045

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.270           1.364                 187,198
                                                               2004        1.160           1.270                 115,984
                                                               2003        1.000           1.160                  33,080

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.240           1.213                  63,695
                                                               2004        1.131           1.240                  74,749
                                                               2003        1.000           1.131                     980

   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.301           1.375                 409,130
                                                               2004        1.164           1.301                 325,736
                                                               2003        1.000           1.164                 154,871

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.538           1.660                 219,940
                                                               2004        1.246           1.538                 212,641
                                                               2003        1.000           1.246                  75,127

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.117           1.021                      --
                                                               2004        1.120           1.117                  34,417
                                                               2003        1.000           1.120                   3,372

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.264           1.181                      --
                                                               2004        1.159           1.264                      --
                                                               2003        1.000           1.159                      --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.255           1.253                 152,247
                                                               2004        1.164           1.255                 200,685
                                                               2003        1.000           1.164                  26,676

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.226           1.248                      --
                                                               2004        1.134           1.226                  63,446
                                                               2003        1.000           1.134                  20,870

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Janus Growth And Income Portfolio -- Class B
   (7/03)...................................................   2005        1.224           1.345                  51,788
                                                               2004        1.121           1.224                  34,614
                                                               2003        1.000           1.121                  25,012

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.226           1.292                  22,096
                                                               2004        1.112           1.226                      --
                                                               2003        1.000           1.112                      --

   SVS MFS(R) Strategic Value Portfolio -- Class B (7/03)...   2005        1.297           1.267                  21,301
                                                               2004        1.124           1.297                  21,665
                                                               2003        1.000           1.124                   3,423

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.185           1.113                  86,474
                                                               2004        1.195           1.185                  93,406
                                                               2003        1.000           1.195                   7,067

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.321           1.445                  96,725
                                                               2004        1.214           1.321                  89,683
                                                               2003        1.000           1.214                  19,703

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.091           1.160                  58,749
                                                               2004        1.064           1.091                  85,199
                                                               2003        1.000           1.064                  31,739

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.191           1.337                  40,201
                                                               2004        1.123           1.191                  35,593
                                                               2003        1.000           1.123                  28,086

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.279           1.456                    --
                                                               2004        1.063           1.279                    --
                                                               2003        0.974           1.063                    --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.600           1.995                    --
                                                               2004        1.315           1.600                    --
                                                               2003        1.187           1.315                    --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.418           1.605                    --
                                                               2004        1.234           1.418                    --
                                                               2003        1.157           1.234                    --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (7/03)...................................................   2005        1.299           1.379                    --
                                                               2004        1.167           1.299                    --
                                                               2003        1.045           1.167                    --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03)...................................   2005        1.158           1.166                    --
                                                               2004        1.121           1.158                    --
                                                               2003        1.100           1.121                    --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.477           1.602                    --
                                                               2004        1.160           1.477                    --
                                                               2003        1.013           1.160                    --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.004                    --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.211           1.100                    --
                                                               2004        1.124           1.211                    --
                                                               2003        1.067           1.124                    --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.164           1.231                   --
                                                               2004        1.111           1.164                   --
                                                               2003        1.014           1.111                   --

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.498           1.723                   --
                                                               2004        1.249           1.498                   --
                                                               2003        1.023           1.249                   --

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.202           1.238                   --
                                                               2004        1.123           1.202                   --
                                                               2003        1.017           1.123                   --

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.190           1.253                   --
                                                               2004        1.119           1.190                   --
                                                               2003        1.016           1.119                   --

   International Portfolio -- Class B (7/03)................   2005        1.337           1.507                   --
                                                               2004        1.180           1.337                   --
                                                               2003        0.988           1.180                   --

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.992                   --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.296           1.386                   --
                                                               2004        1.151           1.296                   --
                                                               2003        1.014           1.151                   --

   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.039           1.048                   --
                                                               2004        1.016           1.039                   --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        0.999           0.991                   --
                                                               2004        0.985           0.999                   --
                                                               2003        0.993           0.985                   --

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.310           1.564                   --
                                                               2004        1.176           1.310                   --
                                                               2003        1.030           1.176                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        0.999           0.995                   --
                                                               2004        0.992           0.999                   --
                                                               2003        0.997           0.992                   --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.074           1.099                   --
                                                               2004        1.019           1.074                   --

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.127           1.081                   --
                                                               2004        1.104           1.127                   --
                                                               2003        1.062           1.104                   --

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.092           1.128                   --
                                                               2004        1.031           1.092                   --

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.188           1.197                   --
                                                               2004        1.088           1.188                   --
                                                               2003        1.010           1.088                   --

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.056           1.074                   --
                                                               2004        1.019           1.056                   --

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.384           1.537                   --
                                                               2004        1.205           1.384                   --
                                                               2003        0.994           1.205                   --

   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.036           1.140                   --
                                                               2004        1.000           1.036                   --

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.172           1.309                   --
                                                               2004        1.161           1.172                   --
                                                               2003        1.033           1.161                   --

   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.966           0.964                   --
                                                               2004        0.987           0.966                   --
                                                               2003        0.997           0.987                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.272           1.403                   --
                                                               2004        1.171           1.272                   --
                                                               2003        1.070           1.171                   --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.215           1.264                   --
                                                               2004        1.128           1.215                   --
                                                               2003        1.015           1.128                   --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.035           1.028                   --
                                                               2004        0.981           1.035                   --
                                                               2003        0.984           0.981                   --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.198           1.205                   --
                                                               2004        1.211           1.198                   --
                                                               2003        1.007           1.211                   --

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.053           1.122                   --
                                                               2004        1.000           1.053                   --

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.098           1.111                   --
                                                               2004        1.059           1.098                   --
                                                               2003        0.997           1.059                   --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.252           1.333                   --
                                                               2004        1.154           1.252                   --
                                                               2003        1.004           1.154                   --

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.223           1.186                   --
                                                               2004        1.125           1.223                   --
                                                               2003        1.025           1.125                   --

   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.282           1.344                   --
                                                               2004        1.158           1.282                   --
                                                               2003        1.031           1.158                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.517           1.622                   --
                                                               2004        1.240           1.517                   --
                                                               2003        1.038           1.240                   --

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.102           1.004                   --
                                                               2004        1.114           1.102                   --
                                                               2003        1.010           1.114                   --

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.246           1.162                   --
                                                               2004        1.177           1.246                   --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.237           1.225                   --
                                                               2004        1.158           1.237                   --
                                                               2003        1.013           1.158                   --

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.209           1.223                   --
                                                               2004        1.128           1.209                   --
                                                               2003        1.059           1.128                   --

   SVS Janus Growth And Income Portfolio -- Class B (7/03)..   2005        1.207           1.314                   --
                                                               2004        1.115           1.207                   --
                                                               2003        1.001           1.115                   --

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.209           1.262                   --
                                                               2004        1.106           1.209                   --
                                                               2003        1.058           1.106                   --

   SVS MFS(R) Strategic Value Portfolio -- Class B (7/03)...   2005        1.279           1.239                   --
                                                               2004        1.118           1.279                   --
                                                               2003        1.024           1.118                   --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.169           1.088                   --
                                                               2004        1.189           1.169                   --
                                                               2003        1.008           1.189                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR          END OF YEAR           END OF YEAR
------------------------------------------------------------   ----   ---------------  ---------------       ---------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.303           1.412                   --
                                                               2004        1.208           1.303                   --
                                                               2003        1.026           1.208                   --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.075           1.133                   --
                                                               2004        1.059           1.075                   --
                                                               2003        1.010           1.059                   --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.174           1.306                   --
                                                               2004        1.117           1.174                   --
                                                               2003        1.069           1.117                   --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B, and is no longer available as a funding option.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Registered Public Accounting Firm Financial Statements


Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.

Name: _______________________________________________

Address: ____________________________________________

CHECK BOX:

[ ]  MIC-Book-67-68-77-89

[ ]  MLAC-Book-67-68-77-89

Book 77                                                              May 1, 2006

          SCUDDER ADVOCATE ADVISOR -- ST1 VARIABLE ANNUITY PROSPECTUS:
METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002

This prospectus describes Scudder Advocate Advisor -- ST1 Variable Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES
AIM VARIABLE INSURANCE FUNDS -- SERIES I
   AIM V.I. Utilities Fund
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging Markets Portfolio
   Credit Suisse Trust Global Small Cap Portfolio
DREYFUS INVESTMENT PORTFOLIO -- SERVICE SHARES
   Dreyfus MidCap Stock Portfolio
DWS INVESTMENTS VIT FUNDS+
   DWS Equity 500 Index VIP -- Class B2+
   DWS RREEF Real Estate Securities VIP -- Class B+
DWS VARIABLE SERIES I -- CLASS B+
   DWS Bond VIP+
   DWS Capital Growth VIP+
   DWS Global Opportunities VIP+
   DWS Growth & Income VIP+
   DWS Health Care VIP+
   DWS International VIP+
DWS VARIABLE SERIES II -- CLASS B+
   DWS Balanced VIP+
   DWS Blue Chip VIP+
   DWS Conservative Allocation VIP+
   DWS Core Fixed Income VIP+
   DWS Davis Venture Value VIP+
   DWS Dreman Financial Services VIP+
   DWS Dreman High Return Equity VIP+
   DWS Dreman Small Cap Value VIP+
   DWS Global Thematic VIP+
   DWS Government & Agency Securities VIP+
   DWS Growth Allocation VIP+
   DWS High Income VIP+
   DWS Income Allocation VIP+
   DWS International Select Equity VIP+
   DWS Janus Growth & Income VIP+
   DWS Janus Growth Opportunities VIP+
   DWS Large Cap Value VIP+
   DWS Legg Mason Aggressive Growth VIP+
   DWS Mercury Large Cap Core VIP+
   DWS MFS(R) Strategic Value VIP+
   DWS Mid Cap Growth VIP+
   DWS Moderate Allocation VIP+
   DWS Money Market VIP+
   DWS Oak Strategic Equity VIP+
   DWS Small Cap Growth VIP+
   DWS Strategic Income VIP+
   DWS Technology VIP+
   DWS Templeton Foreign Value VIP+
   DWS Turner Mid Cap Growth VIP+
METROPOLITAN SERIES FUND, INC. -- CLASS B
   MFS(R) Total Return Portfolio+
THE ALGER AMERICAN FUND -- CLASS S
   Alger American Leveraged AllCap Portfolio

--------------
(+) This Variable Funding Option has been subject to a substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.................................................                 3
Summary..................................................                 5
Fee Table................................................                 8
Condensed Financial Information..........................                12
The Annuity Contract.....................................                12
   Contract Owner Inquiries..............................                13
   Purchase Payments.....................................                13
   Accumulation Units....................................                13
   The Variable Funding Options..........................                14
Charges and Deductions...................................                19
   General...............................................                19
   Transfer Charge.......................................                19
   Administrative Charges................................                19
   Mortality and Expense Risk Charge.....................                20
   Guaranteed Minimum Withdrawal Benefit
    Charge...............................................                20
   Enhanced Stepped-Up Provision Charge..................                20
   Variable Funding Option Expenses......................                20
   Premium Tax...........................................                20
   Changes in Taxes Based upon Premium or Value..........                20
Transfers................................................                20
   Market Timing/Excessive Trading.......................                21
   Dollar Cost Averaging.................................                22
Access to Your Money.....................................                23
   Guaranteed Minimum Withdrawal Benefit.................                23
   Systematic Withdrawals................................                28
Ownership Provisions.....................................                29
   Types of Ownership....................................                29
     Contract Owner......................................                29
     Beneficiary.........................................                29
     Annuitant...........................................                29
Death Benefit............................................                30
   Death Proceeds before the Maturity Date...............                30
   Enhanced Stepped-Up Provision.........................                32
   Payment of Proceeds...................................                33
   Spousal Contract Continuance..........................                34
   Beneficiary Contract Continuance......................                35
   Death Proceeds after the Maturity Date................                35
The Annuity Period.......................................                35
   Maturity Date.........................................                35
   Allocation of Annuity.................................                36
   Variable Annuity......................................                36
   Fixed Annuity.........................................                36
Payment Options..........................................                36
   Election of Options...................................                36
   Annuity Options.......................................                37
   Variable Liquidity Benefit ...........................                37
Miscellaneous Contract Provisions........................                38
   Right to Return.......................................                38
   Termination...........................................                38
   Required Reports......................................                38
   Suspension of Payments................................                38
The Separate Accounts....................................                38
   Performance Information...............................                39
Federal Tax Considerations...............................                39
   General Taxation of Annuities.........................                40
   Types of Contracts: Qualified and Non-qualified.......                40
   Qualified Annuity Contracts...........................                40
     Taxation of Qualified Annuity Contracts.............                41
     Mandatory Distributions for Qualified Plans.........                41
     Non-qualified Annuity Contracts.....................                42
     Diversification Requirements for Variable
       Annuities.........................................                44
     Ownership of the Investments........................                44
     Taxation of Death Benefit Proceeds..................                44
   Other Tax Considerations..............................                44
     Treatment of Charges for Optional Death
       Benefits..........................................                44
     Puerto Rico Tax Considerations......................                45
     Non-Resident Aliens.................................                45
Other Information........................................                45
   The Insurance Companies...............................                45
   Financial Statements..................................                45
   Distribution of Variable Annuity Contracts............                46
   Conformity with State and Federal Laws................                47
   Voting Rights.........................................                48
   Restrictions on Financial Transactions................                48
   Legal Proceedings ....................................                48
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
   Separate Account 2002.................................               A-1
Appendix B: Condensed Financial Information
   for  MetLife Life and Annuity Company of
   Connecticut Separate Account 2002.....................               B-1
Appendix C: Contents of the Statement of
   Additional Information................................               C-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                SCUDDER ADVOCATE ADVISOR -- ST1 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options., the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.

We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE.............................................     $10(1)
(assessed on transfers that exceed 12 per year)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......................     $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                         STANDARD DEATH              ENHANCED DEATH
                                                                             BENEFIT                     BENEFIT
                                                                         --------------              --------------
Mortality and Expense Risk Charge..............................              1.65%                        1.85%
Administrative Expense Charge..................................              0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED...........................................              1.80%                        2.00%
Optional E.S.P. Charge.........................................              0.20%                        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
   ONLY SELECTED...............................................              2.00%                        2.20%
Optional GMWB I Charge (maximum upon reset)....................              1.00%(3)                     1.00%(3)
Optional GMWB II Charge (maximum upon reset)...................              1.00%(3)                     1.00%(3)
Optional GMWB III Charge.......................................              0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
   GMWB I ONLY SELECTED........................................              2.80%                        3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
   SELECTED....................................................              2.80%                        3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
   SELECTED....................................................              2.05%                        2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
   SELECTED....................................................              3.00%                        3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
   SELECTED....................................................              3.00%                        3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
   GMWB III SELECTED...........................................              2.25%                        2.45%

--------------
(1)   We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....                0.65%                          7.01%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                    AND/OR                   TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES**
-------------------------------   ----------    ---------------  --------    ------------   ---------------     ----------
DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. -- SERVICE
SHARES*........................     0.75%            0.25%         0.06%        1.06%              --              1.06%

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Utilities Fund --
     Series I..................     0.60%              --          0.36%        0.96%            0.03%             0.93%(1)

CREDIT SUISSE TRUST

   Credit Suisse Trust
     Emerging Markets
     Portfolio.................     1.25%              --          0.44%        1.69%              --              1.69%
   Credit Suisse Trust Global
     Small Cap Portfolio.......     1.25%              --          0.32%        1.57%              --              1.57%

DREYFUS INVESTMENT PORTFOLIO

   Dreyfus MidCap Stock
     Portfolio -- Service
     Shares *..................     0.75%            0.25%         0.04%        1.04%              --              1.04%

DWS INVESTMENTS VIT FUNDS

   DWS Equity 500 Index VIP --
     Class B2*.................     0.19%            0.25%         0.22%        0.66%            0.03%             0.63%(2)
   DWS RREEF Real Estate
     Securities VIP --
     Class B*..................     0.90%            0.25%         0.68%        1.83%              --              1.83%(3)

DWS VARIABLE SERIES I

   DWS Bond VIP -- Class B*....     0.48%            0.25%         0.31%        1.04%              --              1.04%
   DWS Capital Growth VIP --
     Class B*..................     0.45%            0.25%         0.19%        0.89%            0.03%             0.86%(4)
   DWS Global Opportunities
     VIP -- Class B*...........     0.98%            0.25%         0.31%        1.54%              --              1.54%
   DWS Growth & Income VIP --
     Class B*..................     0.47%            0.25%         0.23%        0.95%            0.06%             0.89%(4)
   DWS Health Care VIP --
     Class B*..................     0.75%            0.25%         0.27%        1.27%              --              1.27%
   DWS International VIP --
     Class B*..................     0.86%            0.25%         0.30%        1.41%              --              1.41%

                                                 DISTRIBUTION                               CONTRACTUAL FEE     NET TOTAL
                                                    AND/OR                   TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES**
-------------------------------   ----------    ---------------  --------    ------------   ---------------     ----------
DWS VARIABLE SERIES II

   DWS Balanced VIP --
     Class B*..................     0.45%            0.25%         0.21%        0.91%            0.02%             0.89%(5)(6)
   DWS Blue Chip VIP --
     Class B*..................     0.65%            0.25%         0.19%        1.09%              --              1.09%
   DWS Conservative Allocation
     VIP -- Class B*...........     0.15%            0.25%         0.54%        0.94%              --              0.94%(9)

                                                  DISTRIBUTION                              CONTRACTUAL FEE     NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)   OTHER       OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE              FEES       EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES**
----------------------------      ----------    ---------------  --------    ------------   ---------------     ----------
DWS Core Fixed Income VIP
  -- Class B*...............        0.60%            0.25%         0.22%        1.07%              --              1.07%
DWS Davis Venture Value VIP
  -- Class B*...............        0.94%            0.25%         0.22%        1.41%              --              1.41%
DWS Dreman Financial
  Services VIP -- Class
  B*........................        0.75%            0.25%         0.29%        1.29%              --              1.29%
DWS Dreman High Return
  Equity VIP -- Class B*....        0.73%            0.25%         0.19%        1.17%              --              1.17%
DWS Dreman Small Cap Value
  VIP -- Class B*...........        0.75%            0.25%         0.19%        1.19%              --              1.19%
DWS Global Thematic VIP --
  Class B*..................        1.00%            0.25%         0.54%        1.79%              --              1.79%
DWS Government & Agency
  Securities VIP --
  Class B*..................        0.55%            0.25%         0.22%        1.02%              --              1.02%
DWS Growth Allocation VIP
  -- Class B*...............        0.15%            0.25%         0.25%        0.65%              --              0.65%(9)
DWS High Income VIP --
  Class B*..................        0.60%            0.25%         0.25%        1.10%              --              1.10%
DWS Income Allocation VIP
  -- Class B*...............        0.15%            0.25%         1.13%        1.53%              --              1.53%(9)
DWS International Select
  Equity VIP -- Class B*....        0.75%            0.25%         0.26%        1.26%              --              1.26%
DWS Janus Growth & Income
  VIP -- Class B*...........        0.75%            0.25%         0.26%        1.26%              --              1.26%
DWS Janus Growth
  Opportunities VIP --
  Class B*..................        0.75%            0.25%         0.25%        1.25%              --              1.25%
DWS Large Cap Value VIP --
  Class B*..................        0.75%            0.25%         0.21%        1.21%              --              1.21%
DWS Legg Mason Aggressive
  Growth VIP -- Class B*....        0.80%            0.25%         0.68%        1.73%              --              1.73%(8)
DWS Mercury Large Cap Core
  VIP -- Class B*...........        0.90%            0.25%         5.86%        7.01%              --              7.01%
DWS MFS(R) Strategic Value
  VIP -- Class B*...........        0.95%            0.25%         0.45%        1.65%              --              1.65%
DWS Mid Cap Growth VIP --
  Class B*..................        0.75%            0.25%         0.40%        1.40%              --              1.40%
DWS Moderate Allocation VIP
  -- Class B*...............        0.15%            0.25%         0.26%        0.66%              --              0.66%(9)
DWS Money Market VIP --
  Class B*..................        0.46%            0.25%         0.18%        0.89%              --              0.89%
DWS Oak Strategic Equity
  VIP -- Class B*...........        0.75%            0.25%         0.35%        1.35%              --              1.35%(7)
DWS Small Cap Growth VIP --
  Class B*..................        0.65%            0.25%         0.22%        1.12%            0.03%             1.09%(5)
DWS Strategic Income VIP --
  Class B*..................        0.65%            0.25%         0.35%        1.25%              --              1.25%

                                                  DISTRIBUTION                              CONTRACTUAL FEE     NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                                  MANAGEMENT    SERVICE (12b-1)   OTHER       OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE              FEES       EXPENSES      EXPENSES      REIMBURSEMENT      EXPENSES**
-------------------------------   ----------    ---------------  --------    ------------   ---------------     ----------
   DWS Technology VIP --
     Class B*..................     0.75%            0.25%         0.26%        1.26%              --              1.26%
   DWS Templeton Foreign Value
     VIP -- Class B*...........     0.95%            0.25%         1.97%        3.17%              --              3.17%
   DWS Turner Mid Cap Growth
     VIP -- Class B*...........     0.80%            0.25%         0.31%        1.36%              --              1.36%(8)
METROPOLITAN SERIES FUND
   MFS(R) Total Return
     Portfolio -- Class B*.....     0.57%            0.25%         0.16%        0.98%              --              0.98%(10)
THE ALGER AMERICAN FUND
   Alger American Leveraged
     AllCap Portfolio -- Class
     S*........................     0.85%            0.25%         0.06%        1.16%              --              1.16%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

NOTES

(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. This limitation agreement is in effect through April 30, 2007.

(2) Effective September 19, 2005, the Advisor contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.

(3) The Management Fee in the table has been restated to reflect a new fee schedule that will become effective on or about June 1, 2006.

(4) Pursuant to an agreement with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.

(5) Pursuant to an agreement with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.

(6) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 2, 2005.

(7) The Management Fee in the table has been restated to reflect a new fee schedule that became effective August 1, 2005.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective October 1, 2005.

(9) The expenses in the table are the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.

(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective May 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                             IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN              ANNUITIZED AT END OF PERIOD SHOWN
                                           ------------------------------------    --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
-----------------------------------------  ------   -------   -------  --------    ------   -------    -------   --------
Underlying Fund with Minimum Total
    Annual Operating Expenses............    509      1526      2541      5071       509      1526       2541      5071
Underlying Fund with Maximum Total
    Annual Operating Expenses............    391      1185      1997      4109       391      1185       1997      4109

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Scudder Advocate Advisor -- ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH       Seeks capital growth with current            The Dreyfus Corporation
FUND, INC. -- SERVICE SHARES              income as a secondary objective.
AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Utilities Fund -- Series I    Seeks capital growth and current income.     A I M Advisors, Inc.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Market Portfolio                                                                  LLC
                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
   Credit Suisse Trust Global Small       Seeks long-term growth of capital.           Credit Suisse Asset Management,
     Cap Portfolio                                                                     LLC
                                                                                       Subadviser: Credit Suisse Asset
                                                                                       Management Limited (U.K.),
                                                                                       (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio --      Seeks investment results that are            The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
DWS INVESTMENT VIT FUNDS
   DWS Equity 500 Index VIP -- Class      Seeks to replicate, as closely as            Deutsche Asset Management, Inc.
     B2                                   possible, before the deduction of            Subadviser: Northern Trust
                                          expenses, the performance of the             Investments, N.A.
                                          Standard &Poor's 500 Composite Stock
                                          Price Index, which emphasizes stocks of
                                          large U.S. companies.

   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation         Deutsche Asset Management, Inc.
     VIP -- Class B                       and current income through investments       Subadviser: RREEF America LLC
                                          in real estate securities.
DWS VARIABLE SERIES I
   DWS Bond VIP -- Class B                Seeks to maximize total return               Deutsche Investment Management
                                          consistent with preservation of capital      Americas Inc.
                                          and prudent investment management, by        Subadviser: Aberdeen Asset
                                          investing for both current income and        Management Inc.
                                          capital appreciation.

   DWS Capital Growth VIP -- Class B      Seeks to maximize long-term capital          Deutsche Investment Management
                                          growth through a broad and flexible          Americas Inc.
                                          investment program.

   DWS Global Opportunities VIP --        Seeks above-average capital                  Deutsche Investment Management
     Class B                              appreciation over the long-term.             Americas Inc.

   DWS Growth & Income VIP -- Class B     Seeks long-term growth of capital,           Deutsche Investment Management
                                          current income and growth of income.         Americas Inc.

   DWS Health Care VIP -- Class B         Seeks long-term growth of capital by         Deutsche Investment Management
                                          investing at least 80% of total assets,      Americas Inc.
                                          plus the amount of any borrowings for
                                          investment purposes in common stocks in
                                          the health care sector.

   DWS International VIP -- Class B       Seeks long-term growth of capital.           Deutsche Investment Management
                                                                                       Americas Inc.

DWS VARIABLE SERIES II

   DWS Balanced VIP -- Class B            Seeks a high total return, a                 Deutsche Investment Management
                                          combination of income and capital            Americas Inc.
                                          appreciation.

   DWS Blue Chip VIP -- Class B           Seeks growth of capital and income.          Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Conservative Allocation VIP --     Seeks a balance of current income and        Deutsche Investment Management
      Class B                             long-term growth of capital with an          Americas Inc.
                                          emphasis on current income.

   DWS Core Fixed Income VIP -- Class     Seeks high current income.                   Deutsche Investment Management
     B                                                                                 Americas Inc.
                                                                                       Subadviser: Aberdeen Asset
                                                                                       Management Inc.

   DWS Davis Venture Value VIP --         Seeks growth of capital.                     Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Davis Selected
                                                                                       Advisers, L.P.

   DWS Dreman Financial Services VIP      Seeks to provide long-term capital           Deutsche Investment Management
     -- Class B                           appreciation.                                Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.

   DWS Dreman High Return Equity VIP      Seeks a high rate of return.                 Deutsche Investment Management
     -- Class B                                                                        Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.

   DWS Dreman Small Cap Value VIP --      Seeks long-term capital appreciation.        Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Dreman Value
                                                                                       Management L.L.C.

   DWS Global Thematic VIP -- Class B     Seeks long-term capital growth.              Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Government & Agency Securities     Seeks high current income consistent         Deutsche Investment Management
     VIP -- Class B                       with preservation of capital.                Americas Inc.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------     -------------------------------
   DWS Growth Allocation VIP -- Class     Seeks long-term growth of capital.           Deutsche Investment Management
     B                                                                                 Americas Inc.

   DWS High Income VIP -- Class B         Seeks to provide a high level of             Deutsche Investment Management
                                          current income.                              Americas Inc.

   DWS Income Allocation VIP -- Class     Seeks current income and secondarily         Deutsche Investment Management
     B                                    long-term growth of capital.                 Americas Inc.

   DWS International Select Equity        Seeks capital appreciation.                  Deutsche Investment Management
     VIP -- Class B                                                                    Americas Inc.

   DWS Janus Growth & Income VIP --       Seeks long-term capital growth and           Deutsche Investment Management
     Class B                              current income.                              Americas Inc.
                                                                                       Subadviser: Janus Capital
                                                                                       Management LLC

   DWS Janus Growth Opportunities VIP     Seeks long-term growth of capital in a       Deutsche Investment Management
      -- Class B                          manner consistent with the                   Americas Inc.
                                          preservation of capital.                     Subadviser: Janus Capital
                                                                                       Management LLC

   DWS Large Cap Value VIP -- Class B     Seeks a high rate of total return.           Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Legg Mason Aggressive Growth       Seeks capital appreciation.                  Deutsche Investment Management
     VIP -- Class B                                                                    Americas Inc.
                                                                                       Subadviser: Salomon Brothers
                                                                                       Asset Management Inc

   DWS Mercury Large Cap Core VIP --      Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Fund Asset Management
                                                                                       L.P.

   DWS MFS(R) Strategic Value VIP --      Seeks to provide capital appreciation.       Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Massachusetts
                                                                                       Financial Services Company

   DWS Mid Cap Growth VIP -- Class B      Seeks long-term capital growth.              Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Moderate Allocation VIP --         Seeks a balance of long-term growth of       Deutsche Investment Management
      Class B                             capital and current income with an           Americas Inc.
                                          emphasis on growth of capital.

   DWS Money Market VIP -- Class B        Seeks maximum current income to the          Deutsche Investment Management
                                          extent consistent with stability of          Americas Inc.
                                          principal.

   DWS Oak Strategic Equity VIP --        Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Oak Associates, Ltd.

   DWS Small Cap Growth VIP -- Class B    Seeks maximum appreciation of                Deutsche Investment Management
                                          investors' capital.                          Americas Inc.

   DWS Strategic Income VIP -- Class B    Seeks high current income.                   Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Technology VIP -- Class B          Seeks growth of capital.                     Deutsche Investment Management
                                                                                       Americas Inc.

   DWS Templeton Foreign Value VIP --     Seeks long-term capital growth.              Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Templeton Investment
                                                                                       Counsel L.L.C.

   DWS Turner Mid Cap Growth VIP --       Seeks capital appreciation.                  Deutsche Investment Management
     Class B                                                                           Americas Inc.
                                                                                       Subadviser: Turner Investment
                                                                                       Partners, Inc.

METROPOLITAN SERIES FUND

   MFS(R) Total Return Portfolio --       Seeks a favorable total return through       MetLife Advisers LLC
      Class B                             investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                       Financial Services Company

THE ALGER AMERICAN FUND

   Alger American Leveraged AllCap        Seeks long-term capital appreciation.        Fred Alger Management, Inc.
     Portfolio -- Class S

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                 FORMER NAME                                                         NEW NAME
---------------------------------------------------                -----------------------------------------
SCUDDER INVESTMENTS VIT FUNDS                                      DWS INVESTMENTS VIT FUNDS
   Scudder Real Estate Securities Portfolio                           DWS RREEF Real Estate Securities VIP
   Scudder VIT Equity 500 Index Fund                                  DWS Equity 500 Index VIP
SCUDDER VARIABLE SERIES I                                          DWS VARIABLE SERIES I
   Bond Portfolio                                                     DWS Bond VIP
   Growth & Income Portfolio                                          DWS Growth & Income VIP
   Capital Growth Portfolio                                           DWS Capital Growth VIP
   Global Discovery Portfolio                                         DWS Global Opportunities VIP
   International Portfolio                                            DWS International VIP
   Health Sciences Portfolio                                          DWS Health Care VIP
SCUDDER VARIABLE SERIES II                                         DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                                        DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio                     DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                                     DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                                 DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio                   DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio                         DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                                  DWS Growth Allocation VIP
   Scudder High Income Portfolio                                      DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio                         DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio                      DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                                  DWS Large Cap Value VIP
   Scudder Mercury Large Cap Core Portfolio                           DWS Mercury Large Cap Core VIP
   Scudder Mid Cap Growth Portfolio                                   DWS Mid Cap Growth VIP
   Scudder Money Market Portfolio                                     DWS Money Market VIP
   Scudder Salomon Aggressive Growth Portfolio                        DWS Legg Mason Aggressive Growth VIP
   Scudder Small Cap Growth Portfolio                                 DWS Small Cap Growth VIP
   Scudder Strategic Income Portfolio                                 DWS Strategic Income VIP
   Scudder Technology Growth Portfolio                                DWS Technology VIP
   Scudder Templeton Foreign Value Portfolio                          DWS Templeton Foreign Value VIP
   Scudder Total Return Portfolio                                     DWS Balanced VIP
   SVS Davis Venture Value Portfolio                                  DWS Davis Venture Value VIP
   SVS Dreman Financial Services Portfolio                            DWS Dreman Financial Services VIP
   SVS Dreman High Return Equity Portfolio                            DWS Dreman High Return Equity VIP
   SVS Dreman Small Cap Value Portfolio                               DWS Dreman Small Cap Value VIP
   SVS Janus Growth And Income Portfolio                              DWS Janus Growth & Income VIP
   SVS Janus Growth Opportunities Portfolio                           DWS Janus Growth Opportunities VIP
   SVS MFS(R) Strategic Value Portfolio                               DWS MFS(R) Strategic Value VIP
   SVS Oak Strategic Equity Portfolio                                 DWS Oak Strategic Equity VIP
   SVS Turner Mid Cap Growth Portfolio                                DWS Turner Mid Cap Growth VIP

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

       FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
------------------------------------                               ---------------------------------
THE ALGER AMERICAN FUND                                            METROPOLITAN SERIES FUND, INC.
   Alger American Balanced Portfolio                                  MFS(R) Total Return Portfolio

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, asset allocation and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your sales agent, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Credit Suisse Trust -- Emerging Market Portfolio, Credit Suisse Trust -- Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and DWS Templeton Foreign Value VIP -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              -------------------------------       ----------------------         --------------------------
ALSO CALLED:                           Guaranteed                       Guaranteed               Guaranteed Income Solution
                                    Income Solution                   Income Solution                       Value

AVAILABILITY:                Not available for purchase on         Available on or after            Available on or after
                            or after March 21, 2005, unless          March 21, 2005 if                March 21, 2005 if
                            GMWB II is not approved in your       approved in your state           approved in your state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                                   ----------          ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:.................................        5% of RBB           5% of RBB           5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:.................................       10% of RBB          10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                   ASSUMES 10% GAIN ON INVESTMENT                          ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                 AWB (5%)          VALUE            RBB                AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000     $     100,000         $   5,000            $100,000    $     100,000       $     5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000     $     100,000         $   5,000            $ 90,000    $     100,000       $     5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-          N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/110,000)=    90,000/100,000)]=                x 10,000/90,000)=   (1-88,889/100,000)]=
                                         9,091                 500                        $      11,111       $       556

GREATER OF PWR OR                  $      10,000                                          $      11,111
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>9,091)                                        (11,111>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000     $      10,000         $     500            $ 10,000    $      11,111       $       556

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $100,000     $      90,000         $   4,500            $ 80,000    $      88,889       $     4,444

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                  ASSUMES 10% GAIN ON INVESTMENT                           ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000     $     100,000         $   5,000            $100,000    $     100,000       $     5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $110,000     $     100,000         $   5,000            $ 90,000    $     100,000       $     5,000

IMMEDIATELY AFTER     $100,000     $      90,909         $   4,545            $ 80,000    $      88,889       $     4,444
WITHDRAWAL

                                  [100,000 - (100,000         [(5,000                        [100,000 -             [5,000 x
                                   x10,000/110,000)]     x90,909/100,000)]                    (100,000          (88,889/100,000)]
                                                                                          x10,000/90,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000     $       9,091         $     455            $ 10,000    $      11,111       $       556

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution

            Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                                  GMWB I              GMWB II            GMWB III
                                                                  ------              -------            --------
Current Annual Charge.....................................         0.40%                0.50%               0.25%
Maximum Annual Charge After a Reset.......................         1.00%                1.00%                 N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request termination of your rider in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                ---------------------           ---------------------            -------------------
AWB                              5% of RBB if first               5% of RBB if first                  5% of RBB
                                withdrawal before 3rd           withdrawal before 3rd
                                     anniversary                     anniversary
                                 10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd             withdrawal after 3rd
                                     anniversary                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                                 anniversary of GMWB             anniversary of GMWB
                                                                       purchase                        purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

                                       GMWB I                          GMWB II                         GMWB III
                                ---------------------           ---------------------            -------------------
WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d)    the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

      a)    the Contract Value on the Death Report Date

      b)    the Adjusted Purchase Payment (as described below)*

      c)    the Step-Up Value (if any, as described below)

      d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

--------------
* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

      (b)   any Purchase Payments made during the previous Contract Year

      (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

      (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

      (b) any Purchase Payments made since the previous Contract Date anniversary

      (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

      50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

      50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                          THE COMPANY WILL                                               MANDATORY
    BEFORE THE MATURITY DATE,             PAY THE PROCEEDS                                              PAYOUT RULES
      UPON THE DEATH OF THE                      TO:                           UNLESS. . .                 APPLY*
--------------------------------      ------------------------     ---------------------------------    ------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or, if none, to the          continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT       The surviving joint          Unless the spouse elects to             Yes
THE ANNUITANT)                        owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),       Unless the spouse elects to             Yes
ANNUITANT)                            or, if none, to the          continue the Contract.
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to receive
                                                                   the proceeds or to continue the
                                                                   Contract and instruct the Company
                                                                   to pay the beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner.              receive the distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A           The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                      owner.                                                               treated as
                                                                                                           death of
                                                                                                           the owner
                                                                                                           in these
                                                                                                           circumstances.)

                                         THE COMPANY WILL                                                MANDATORY
    BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                               PAYOUT RULES
      UPON THE DEATH OF THE              TO:                       UNLESS. . .                             APPLY*
--------------------------------      ------------------------     ---------------------------------    ------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

                              QUALIFIED CONTRACTS

                                          THE COMPANY WILL                                               MANDATORY
    BEFORE THE MATURITY DATE,             PAY THE PROCEEDS                                              PAYOUT RULES
      UPON THE DEATH OF THE               TO:                      UNLESS. . .                             APPLY*
--------------------------------      ------------------------     ---------------------------------    ------------
OWNER / ANNUITANT                     The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options, as described above. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

The MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of the Separate Accounts for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994

Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square

Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, ask your registered representative (see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc., Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

       METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03).....................................    2005        1.295          1.486             --
                                                                          2004        1.067          1.295             --
                                                                          2003        1.000          1.067             --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)..............    2005        1.620          2.036             --
                                                                          2004        1.321          1.620             --
                                                                          2003        1.000          1.321             --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)..............    2005        1.436          1.638             --
                                                                          2004        1.239          1.436             --
                                                                          2003        1.000          1.239             --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)............    2005        1.316          1.408             --
                                                                          2004        1.173          1.316             --
                                                                          2003        1.000          1.173             --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --  Service Shares
   (6/03).............................................................    2005        1.172          1.190             --
                                                                          2004        1.126          1.172             --
                                                                          2003        1.000          1.126             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03).........    2005        1.496          1.635              --
                                                                          2004        1.165          1.496              --
                                                                          2003        1.000          1.165              --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)...............    2005        1.000          1.006              --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)....................    2005        1.226          1.117              --
                                                                          2004        1.129          1.226              --
                                                                          2003        1.000          1.129              --

   Capital Growth Portfolio -- Class B (6/03).........................    2005        1.179          1.257              --
                                                                          2004        1.116          1.179              --
                                                                          2003        1.000          1.116              --

   Global Discovery Portfolio -- Class B (6/03).......................    2005        1.517          1.759           6,563
                                                                          2004        1.254          1.517           3,123
                                                                          2003        1.000          1.254              --

   Growth and Income Portfolio -- Class B (6/03)......................    2005        1.217          1.264              --
                                                                          2004        1.129          1.217              --
                                                                          2003        1.000          1.129              --

   Health Sciences Portfolio -- Class B (6/03)........................    2005        1.205          1.279              --
                                                                          2004        1.124          1.205              --
                                                                          2003        1.000          1.124              --

   International Portfolio -- Class B (6/03)..........................    2005        1.354          1.539              --
                                                                          2004        1.186          1.354              --
                                                                          2003        1.000          1.186              --

   SVS I Scudder Bond Portfolio -- Class B (7/05).....................    2005        1.000          0.996              --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)......................    2005        1.313          1.414              --
                                                                          2004        1.157          1.313              --
                                                                          2003        1.000          1.157              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio -- Class B (8/04)......    2005        1.042          1.060             --
                                                                          2004        1.000          1.042             --

Scudder Fixed Income Portfolio -- Class B (6/03)......................    2005        1.011          1.012             --
                                                                          2004        0.989          1.011             --
                                                                          2003        1.000          0.989             --

Scudder Global Blue Chip Portfolio -- Class B (6/03)..................    2005        1.326          1.596             --
                                                                          2004        1.181          1.326             --
                                                                          2003        1.000          1.181             --

Scudder Government & Agency Securities Portfolio -- Class B (6/03)....    2005        1.011          1.016             --
                                                                          2004        0.996          1.011             --
                                                                          2003        1.000          0.996             --

Scudder Growth & Income Strategy Portfolio -- Class B (8/04)..........    2005        1.077          1.111             --
                                                                          2004        1.000          1.077             --

Scudder Growth Portfolio -- Class B (6/03)............................    2005        1.141          1.098             --
                                                                          2004        1.109          1.141             --
                                                                          2003        1.000          1.109             --

Scudder Growth Strategy Portfolio -- Class B (8/04)...................    2005        1.096          1.141             --
                                                                          2004        1.000          1.096             --

Scudder High Income Portfolio -- Class B (6/03).......................    2005        1.203          1.222             --
                                                                          2004        1.093          1.203             --
                                                                          2003        1.000          1.093             --

Scudder Income & Growth Strategy Portfolio -- Class B (8/04)..........    2005        1.059          1.086             --
                                                                          2004        1.000          1.059             --

Scudder International Select Equity Portfolio -- Class B (6/03).......    2005        1.401          1.569          3,824
                                                                          2004        1.211          1.401             --
                                                                          2003        1.000          1.211             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Scudder Mercury Large Cap Core Portfolio (3/05).......................    2005        1.037          1.150              --

Scudder Mid-Cap Growth Portfolio -- Class B (6/03)....................    2005        1.186          1.336              --
                                                                          2004        1.166          1.186              --
                                                                          2003        1.000          1.166              --

Scudder Money Market Portfolio -- Class B (6/03)......................    2005        0.978          0.984              --
                                                                          2004        0.991          0.978              --
                                                                          2003        1.000          0.991              --

Scudder Salomon Aggressive Growth Portfolio (6/03)....................    2005        1.288          1.432              --
                                                                          2004        1.176          1.288              --
                                                                          2003        1.000          1.176              --

Scudder Small Cap Growth Portfolio -- Class B (6/03)..................    2005        1.231          1.290              --
                                                                          2004        1.134          1.231              --
                                                                          2003        1.000          1.134              --

Scudder Strategic Income Portfolio -- Class B (6/03)..................    2005        1.048          1.049              --
                                                                          2004        0.986          1.048              --
                                                                          2003        1.000          0.986              --

Scudder Technology Growth Portfolio -- Class B (6/03).................    2005        1.213          1.230              --
                                                                          2004        1.217          1.213              --
                                                                          2003        1.000          1.217              --

Scudder Templeton Foreign Value Portfolio (3/05)......................    2005        1.054          1.132              --

Scudder Total Return Portfolio -- Class B (6/03)......................    2005        1.112          1.134              --
                                                                          2004        1.064          1.112              --
                                                                          2003        1.000          1.064              --

SVS Davis Venture Value Portfolio -- Class B (6/03)...................    2005        1.268          1.361           3,381
                                                                          2004        1.159          1.268           3,385
                                                                          2003        1.000          1.159              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                              UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                      BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                   YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------    ----   -------------  -------------  ---------------
SVS Dreman Financial Services Portfolio -- Class B (6/03)..........    2005        1.238          1.210           3,530
                                                                       2004        1.130          1.238           3,534
                                                                       2003        1.000          1.130              --

SVS Dreman High Return Equity Portfolio -- Class B (6/03)..........    2005        1.299          1.371           8,506
                                                                       2004        1.164          1.299              --
                                                                       2003        1.000          1.164              --

SVS Dreman Small Cap Value Portfolio -- Class B (6/03).............    2005        1.536          1.656              --
                                                                       2004        1.246          1.536              --
                                                                       2003        1.000          1.246              --

SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03).....    2005        1.116          1.019              --
                                                                       2004        1.119          1.116              --
                                                                       2003        1.000          1.119              --

SVS Focus Value & Growth Portfolio -- Class B (6/03)...............    2005        1.262          1.179              --
                                                                       2004        1.158          1.262              --
                                                                       2003        1.000          1.158              --

SVS II Scudder Large Cap Value Portfolio -- Class B (6/03).........    2005        1.253          1.250           3,420
                                                                       2004        1.163          1.253           3,425
                                                                       2003        1.000          1.163              --

SVS Index 500 Portfolio -- Class B (6/03)..........................    2005        1.224          1.245              --
                                                                       2004        1.133          1.224              --
                                                                       2003        1.000          1.133              --

SVS Janus Growth And Income Portfolio -- Class B (6/03)............    2005        1.223          1.341           4,446
                                                                       2004        1.121          1.223              --
                                                                       2003        1.000          1.121              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   SVS Janus Growth Opportunities Portfolio -- Class B (6/03).........    2005        1.225          1.288             --
                                                                          2004        1.111          1.225             --
                                                                          2003        1.000          1.111             --

   SVS MFS(R) Strategic Value Portfolio -- Class B (6/03).............    2005        1.295          1.264             --
                                                                          2004        1.123          1.295             --
                                                                          2003        1.000          1.123             --

   SVS Oak Strategic Equity Portfolio -- Class B (6/03)...............    2005        1.184          1.110             --
                                                                          2004        1.195          1.184             --
                                                                          2003        1.000          1.195             --

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03)..............    2005        1.319          1.441             --
                                                                          2004        1.214          1.319             --
                                                                          2003        1.000          1.214             --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (6/03).........    2005        1.089          1.157          3,827
                                                                          2004        1.063          1.089          3,832
                                                                          2003        1.000          1.063             --

   Alger American Leveraged AllCap Portfolio -- Class S Shares (6/03).    2005        1.189          1.333             --
                                                                          2004        1.122          1.189             --
                                                                          2003        1.000          1.122             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03).....................................    2005        1.000          1.107           --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)..............    2005        1.000          1.214           --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)..............    2005        1.000          1.118           --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)............    2005        1.000          1.068           --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
   (6/03).............................................................    2005        1.000          1.021           --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (6/03).........    2005        1.000          1.130           --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)...............    2005        1.000          1.004           --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)....................    2005        1.000          0.906           --

   Capital Growth Portfolio -- Class B (6/03).........................    2005        1.000          1.063           --

   Global Discovery Portfolio -- Class B (6/03).......................    2005        1.000          1.130           --

   Growth and Income Portfolio -- Class B (6/03)......................    2005        1.000          1.033           --

   Health Sciences Portfolio -- Class B (6/03)........................    2005        1.000          1.075           --

   International Portfolio -- Class B (6/03)..........................    2005        1.000          1.129           --

   SVS I Scudder Bond Portfolio -- Class B (7/05).....................    2005        1.000          0.992           --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)......................    2005        1.000          1.070           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio -- Class B (8/04)...       2005        1.000          1.004           --

Scudder Fixed Income Portfolio -- Class B (6/03)...................       2005        1.000          0.983           --

Scudder Global Blue Chip Portfolio -- Class B (6/03)...............       2005        1.000          1.179           --

Scudder Government & Agency Securities Portfolio --
Class B (6/03).....................................................       2005        1.000          0.991           --

Scudder Growth & Income Strategy Portfolio -- Class B (8/04).......       2005        1.000          1.023           --

Scudder Growth Portfolio -- Class B (6/03).........................       2005        1.000          0.966           --

Scudder Growth Strategy Portfolio -- Class B (8/04)................       2005        1.000          1.035           --

Scudder High Income Portfolio -- Class B (6/03)....................       2005        1.000          0.995           --

Scudder Income & Growth Strategy Portfolio -- Class B (8/04).......       2005        1.000          1.014           --

Scudder International Select Equity Portfolio -- Class B (6/03)....       2005        1.000          1.117           --

Scudder Mercury Large Cap Core Portfolio (3/05)....................       2005        1.018          1.092           --

Scudder Mid-Cap Growth Portfolio -- Class B (6/03).................       2005        1.000          1.107           --

Scudder Money Market Portfolio -- Class B (6/03)...................       2005        1.000          0.998           --

Scudder Salomon Aggressive Growth Portfolio (6/03).................       2005        1.000          1.111           --

Scudder Small Cap Growth Portfolio -- Class B (6/03)...............       2005        1.000          1.036           --

Scudder Strategic Income Portfolio -- Class B (6/03)...............       2005        1.000          0.984           --

Scudder Technology Growth Portfolio -- Class B (6/03)..............       2005        1.000          1.049           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Templeton Foreign Value Portfolio (3/05)...................       2005        1.017          1.058           --

Scudder Total Return Portfolio -- Class B (6/03)...................       2005        1.000          1.011           --

SVS Davis Venture Value Portfolio -- Class B (6/03)................       2005        1.000          1.052           --

SVS Dreman Financial Services Portfolio -- Class B (6/03)..........       2005        1.000          0.985           --

SVS Dreman High Return Equity Portfolio -- Class B (6/03)..........       2005        1.000          1.035           --

SVS Dreman Small Cap Value Portfolio -- Class B (6/03).............       2005        1.000          1.073           --

SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03).....       2005        1.000          0.933           --

SVS Focus Value & Growth Portfolio -- Class B (6/03)...............       2005        1.000          0.955           --

SVS II Scudder Large Cap Value Portfolio -- Class B (6/03).........       2005        1.000          0.983           --

SVS Index 500 Portfolio -- Class B (6/03)..........................       2005        1.000          1.017           --

SVS Janus Growth And Income Portfolio -- Class B (6/03)............       2005        1.000          1.093           --

SVS Janus Growth Opportunities Portfolio -- Class B (6/03).........       2005        1.000          1.066           --

SVS MFS(R) Strategic Value Portfolio -- Class B (6/03).............       2005        1.000          0.993           --

SVS Oak Strategic Equity Portfolio -- Class B (6/03)...............       2005        1.000          0.978           --

SVS Turner Mid Cap Growth Portfolio -- Class B (6/03)..............       2005        1.000          1.087           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (6/03).........    2005        1.000          1.070           --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)......................................................    2005        1.000          1.136           --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio -- Class B changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio -- Class B.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

        METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03).....................................    2005        1.295          1.486           --
                                                                          2004        1.067          1.295           --
                                                                          2003        1.000          1.067           --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)..............    2005        1.620          2.036           --
                                                                          2004        1.321          1.620           --
                                                                          2003        1.000          1.321           --

   Credit Suisse Trust Global Small Cap Portfolio (11/03).............    2005        1.436          1.638           --
                                                                          2004        1.239          1.436           --
                                                                          2003        1.000          1.239           --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)............    2005        1.316          1.408           --
                                                                          2004        1.173          1.316           --
                                                                          2003        1.000          1.173           --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
   (12/03)............................................................    2005        1.172          1.190           --
                                                                          2004        1.126          1.172           --
                                                                          2003        1.000          1.126           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03).........    2005        1.496          1.635          13,472
                                                                          2004        1.165          1.496          14,206
                                                                          2003        1.000          1.165              --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)...............    2005        1.000          1.006              --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)....................    2005        1.226          1.117              --
                                                                          2004        1.129          1.226              --
                                                                          2003        1.000          1.129              --

   Capital Growth Portfolio -- Class B (7/03).........................    2005        1.179          1.257              --
                                                                          2004        1.116          1.179              --
                                                                          2003        1.000          1.116              --

   Global Discovery Portfolio -- Class B (7/03).......................    2005        1.517          1.759              --
                                                                          2004        1.254          1.517              --
                                                                          2003        1.000          1.254              --

   Growth and Income Portfolio -- Class B (8/03)......................    2005        1.217          1.264              --
                                                                          2004        1.129          1.217              --
                                                                          2003        1.000          1.129              --

   Health Sciences Portfolio -- Class B (7/03)........................    2005        1.205          1.279              --
                                                                          2004        1.124          1.205              --
                                                                          2003        1.000          1.124              --

   International Portfolio -- Class B (7/03)..........................    2005        1.354          1.539              --
                                                                          2004        1.186          1.354              --
                                                                          2003        1.000          1.186              --

   SVS I Scudder Bond Portfolio -- Class B (7/05).....................    2005        1.000          0.996              --

                                                                          2004        1.157          1.313              --
                                                                          2003        1.000          1.157              --

   Scudder Conservative Income Strategy Portfolio -- Class B
   (10/04)............................................................    2005        1.042          1.060              --
                                                                          2004        1.018          1.042              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Fixed Income Portfolio -- Class B (7/03)...................       2005        1.011          1.012         25,497
                                                                          2004        0.989          1.011         27,046
                                                                          2003        1.000          0.989             --

Scudder Global Blue Chip Portfolio -- Class B (8/03)...............       2005        1.326          1.596             --
                                                                          2004        1.181          1.326             --
                                                                          2003        1.000          1.181             --

Scudder Government & Agency Securities Portfolio -- Class B
(7/03).............................................................       2005        1.011          1.016             --
                                                                          2004        0.996          1.011             --
                                                                          2003        1.000          0.996             --

Scudder Growth & Income Strategy Portfolio -- Class B (9/04).......       2005        1.077          1.111             --
                                                                          2004        1.020          1.077             --

Scudder Growth Portfolio -- Class B (9/03).........................       2005        1.141          1.098             --
                                                                          2004        1.109          1.141             --
                                                                          2003        1.000          1.109             --

Scudder Growth Strategy Portfolio -- Class B (10/04)...............       2005        1.096          1.141             --
                                                                          2004        1.033          1.096             --

Scudder High Income Portfolio -- Class B (7/03)....................       2005        1.203          1.222         21,104
                                                                          2004        1.093          1.203         22,294
                                                                          2003        1.000          1.093             --

Scudder Income & Growth Strategy Portfolio -- Class B (10/04)......       2005        1.059          1.086             --
                                                                          2004        1.021          1.059             --

Scudder International Select Equity Portfolio -- Class B (7/03)....       2005        1.401          1.569             --
                                                                          2004        1.211          1.401             --
                                                                          2003        1.000          1.211             --

Scudder Mercury Large Cap Core Portfolio (11/04)...................       2005        1.037          1.150             --
                                                                          2004        1.000          1.037             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Mid-Cap Growth Portfolio -- Class B (7/03).................       2005        1.186          1.336             --
                                                                          2004        1.166          1.186             --
                                                                          2003        1.000          1.166             --

Scudder Money Market Portfolio -- Class B (7/03)...................       2005        0.978          0.984             --
                                                                          2004        0.991          0.978             --
                                                                          2003        1.000          0.991             --

Scudder Salomon Aggressive Growth Portfolio (9/03).................       2005        1.288          1.432          3,935
                                                                          2004        1.176          1.288          4,074
                                                                          2003        1.000          1.176             --

Scudder Small Cap Growth Portfolio -- Class B (7/03)...............       2005        1.231          1.290             --
                                                                          2004        1.134          1.231             --
                                                                          2003        1.000          1.134             --

Scudder Strategic Income Portfolio -- Class B (7/03)...............       2005        1.048          1.049             --
                                                                          2004        0.986          1.048             --
                                                                          2003        1.000          0.986             --

Scudder Technology Growth Portfolio -- Class B (7/03)..............       2005        1.213          1.230             --
                                                                          2004        1.217          1.213             --
                                                                          2003        1.000          1.217             --

Scudder Templeton Foreign Value Portfolio (11/04)..................       2005        1.054          1.132             --
                                                                          2004        1.000          1.054             --

Scudder Total Return Portfolio -- Class B (7/03)...................       2005        1.112          1.134             --
                                                                          2004        1.064          1.112             --
                                                                          2003        1.000          1.064             --

SVS Davis Venture Value Portfolio -- Class B (7/03)................       2005        1.268          1.361             --
                                                                          2004        1.159          1.268             --
                                                                          2003        1.000          1.159             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
SVS Dreman Financial Services Portfolio -- Class B (9/03)..........       2005        1.238          1.210           7,955
                                                                          2004        1.130          1.238           8,519
                                                                          2003        1.000          1.130              --

SVS Dreman High Return Equity Portfolio -- Class B (7/03)..........       2005        1.299          1.371              --
                                                                          2004        1.164          1.299              --
                                                                          2003        1.000          1.164              --

SVS Dreman Small Cap Value Portfolio -- Class B (7/03).............       2005        1.536          1.656              --
                                                                          2004        1.246          1.536              --
                                                                          2003        1.000          1.246              --

SVS Eagle Focused Large Cap Growth Portfolio -- Class B (7/03).....       2005        1.116          1.019              --
                                                                          2004        1.119          1.116              --
                                                                          2003        1.000          1.119              --

SVS Focus Value & Growth Portfolio -- Class B (1/04)...............       2005        1.262          1.179              --
                                                                          2004        1.158          1.262              --
                                                                          2003        1.000          1.158              --

SVS II Scudder Large Cap Value Portfolio -- Class B (7/03).........       2005        1.253          1.250          25,864
                                                                          2004        1.163          1.253          27,488
                                                                          2003        1.000          1.163              --

SVS Index 500 Portfolio -- Class B (10/03).........................       2005        1.224          1.245              --
                                                                          2004        1.133          1.224              --
                                                                          2003        1.000          1.133              --

SVS Janus Growth And Income Portfolio -- Class B (7/03)............       2005        1.223          1.341              --
                                                                          2004        1.121          1.223              --
                                                                          2003        1.000          1.121              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   SVS Janus Growth Opportunities Portfolio -- Class B (10/03)........    2005        1.225          1.288             --
                                                                          2004        1.111          1.225             --
                                                                          2003        1.000          1.111             --

   SVS MFS(R) Strategic Value Portfolio -- Class B (7/03).............    2005        1.295          1.264         24,351
                                                                          2004        1.123          1.295         25,794
                                                                          2003        1.000          1.123             --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03)...............    2005        1.184          1.110          2,035
                                                                          2004        1.195          1.184          2,107
                                                                          2003        1.000          1.195             --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)..............    2005        1.319          1.441             --
                                                                          2004        1.214          1.319             --
                                                                          2003        1.000          1.214             --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03).........    2005        1.089          1.157             --
                                                                          2004        1.063          1.089             --
                                                                          2003        1.000          1.063             --

   Alger American Leveraged AllCap Portfolio -- Class S Shares
   (9/03).............................................................    2005        1.189          1.333             --
                                                                          2004        1.122          1.189             --
                                                                          2003        1.000          1.122             --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03).....................................    2005        1.000          1.107           --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)..............    2005        1.000          1.214           --

   Credit Suisse Trust Global Small Cap Portfolio (11/03).............    2005        1.000          1.118           --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares (7/03)............    2005        1.000          1.068           --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --  Service Shares
   (12/03)............................................................    2005        1.000          1.021           --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B (7/03).........    2005        1.000          1.130           --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)...............    2005        1.000          1.004           --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)....................    2005        1.000          0.906           --

   Capital Growth Portfolio -- Class B (7/03).........................    2005        1.000          1.063           --

   Global Discovery Portfolio -- Class B (7/03).......................    2005        1.000          1.130           --

   Growth and Income Portfolio -- Class B (8/03)......................    2005        1.000          1.033           --

   Health Sciences Portfolio -- Class B (7/03)........................    2005        1.000          1.075           --

   International Portfolio -- Class B (7/03)..........................    2005        1.000          1.129           --

   SVS I Scudder Bond Portfolio -- Class B (7/05).....................    2005        1.000          0.992           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Conservative Income Strategy Portfolio -- Class B
(10/04)............................................................       2005        1.000          1.004           --

Scudder Fixed Income Portfolio -- Class B (7/03)...................       2005        1.000          0.983           --

Scudder Global Blue Chip Portfolio -- Class B (8/03)...............       2005        1.000          1.179           --

Scudder Government & Agency Securities Portfolio -- Class B
(7/03).............................................................       2005        1.000          0.991           --

Scudder Growth & Income Strategy Portfolio -- Class B (9/04).......       2005        1.000          1.023           --

Scudder Growth Portfolio -- Class B (9/03).........................       2005        1.000          0.966           --

Scudder Growth Strategy Portfolio -- Class B (10/04)...............       2005        1.000          1.035           --

Scudder High Income Portfolio -- Class B (7/03)....................       2005        1.000          0.995           --

Scudder Income & Growth Strategy Portfolio -- Class B (10/04)......       2005        1.000          1.014           --

Scudder International Select Equity Portfolio -- Class B (7/03)....       2005        1.000          1.117           --

Scudder Mercury Large Cap Core Portfolio (11/04)...................       2005        1.000          1.092           --

Scudder Mid-Cap Growth Portfolio -- Class B (7/03).................       2005        1.000          1.107           --

Scudder Money Market Portfolio -- Class B (7/03)...................       2005        1.000          0.998           --

Scudder Salomon Aggressive Growth Portfolio (9/03).................       2005        1.000          1.111           --

Scudder Small Cap Growth Portfolio -- Class B (7/03)...............       2005        1.000          1.036           --

Scudder Strategic Income Portfolio -- Class B (7/03)...............       2005        1.000          0.984           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------       ----   -------------  -------------  ---------------
Scudder Technology Growth Portfolio -- Class B (7/03)..............       2005        1.000          1.049           --

Scudder Templeton Foreign Value Portfolio (11/04)..................       2005        1.000          1.058           --

Scudder Total Return Portfolio -- Class B (7/03)...................       2005        1.000          1.011           --

SVS Davis Venture Value Portfolio -- Class B (7/03)................       2005        1.000          1.052           --

SVS Dreman Financial Services Portfolio -- Class B (9/03)..........       2005        1.000          0.985           --

SVS Dreman High Return Equity Portfolio -- Class B (7/03)..........       2005        1.000          1.035           --

SVS Dreman Small Cap Value Portfolio -- Class B (7/03).............       2005        1.000          1.073           --

SVS Eagle Focused Large Cap Growth Portfolio -- Class B (7/03).....       2005        1.000          0.933           --

SVS Focus Value & Growth Portfolio -- Class B (1/04)...............       2005        1.000          0.955           --

SVS II Scudder Large Cap Value Portfolio -- Class B (7/03).........       2005        1.000          0.983           --

SVS Index 500 Portfolio -- Class B (10/03).........................       2005        1.000          1.017           --

SVS Janus Growth And Income Portfolio -- Class B (7/03)............       2005        1.000          1.093           --

SVS Janus Growth Opportunities Portfolio -- Class B (10/03)........       2005        1.000          1.066           --

SVS MFS(R) Strategic Value Portfolio -- Class B (7/03).............       2005        1.000          0.993           --

SVS Oak Strategic Equity Portfolio -- Class B (7/03)...............       2005        1.000          0.978           --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                 UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
NAME                                                                      YEAR       YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------------------    ----   -------------  -------------  ---------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)..............    2005        1.000          1.087           --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares (7/03).........    2005        1.000          1.070           --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)......................................................    2005        1.000          1.136           --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B, and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B, and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio -- Class B changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio -- Class B.

                                   APPENDIX C

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                  The Insurance Company
                  Principal Underwriter
                  Distribution and Principal Underwriting Agreement Valuation of Assets
                  Federal Tax Considerations
                  Independent Registered Public Accounting Firm
                  Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.

Name: ____________________________________________

Address: _________________________________________

CHECK BOX:

[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

Book 89                                                              May 1, 2006

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 1, 2006

                                       FOR

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...........................................................................................          2
PRINCIPAL UNDERWRITER...........................................................................................          2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................................................          2
VALUATION OF ASSETS.............................................................................................          4
FEDERAL TAX CONSIDERATIONS......................................................................................          5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................................................          9
CONDENSED FINANCIAL INFORMATION.................................................................................         10
FINANCIAL STATEMENTS............................................................................................          1

* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 (formerly known as TIC Variable Annuity Separate Account
2002) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and TLAC, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC UNDERWRITING COMMISSIONS

                            UNDERWRITING COMMISSIONS

                                                  PAID TO MLIDLLC BY THE              AMOUNT OF UNDERWRITING COMMISSIONS
                  YEAR                                    COMPANY                             RETAINED BY MLIDLLC
-------------------------------------             ----------------------              -----------------------------------
2005................................                   $132,588,671                                   $0

2004.................................                  $132,410,000                                   $0

2003.................................                  $ 73,233,000                                   $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously, which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of The TIC Variable Annuity Separate Account 2002 as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business

Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The TIC Variable Annuity Separate Account 2002 for the year or lesser periods ended December 31, 2004, and financial highlights for March 24, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                 VINTAGE ACCESS

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.449           1.679                  28,114
                                                               2004        1.237           1.449                      --
                                                               2003        1.000           1.237                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.429           1.466                   3,836
                                                               2004        1.311           1.429                   3,836
                                                               2003        1.000           1.311                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.267           1.427                      --
                                                               2004        1.193           1.267                      --
                                                               2003        1.000           1.193                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.525           1.705                 258,401
                                                               2004        1.371           1.525                   7,782
                                                               2003        1.000           1.371                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.487           1.694                 102,769
                                                               2004        1.348           1.487                  32,876
                                                               2003        1.000           1.348                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.427           1.481                 166,803
                                                               2004        1.319           1.427                  20,001
                                                               2003        1.000           1.319                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.673           1.757                      --
                                                               2004        1.299           1.673                      --
                                                               2003        1.000           1.299                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                  90,175
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.030                  38,034

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.525           1.566                  21,102
                                                               2004        1.396           1.525                      --
                                                               2003        1.000           1.396                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.393           1.510                  18,573
                                                               2004        1.262           1.393                  18,577
                                                               2003        1.000           1.262                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                   2,459
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.632           1.763                  33,733
                                                               2004        1.405           1.632                  12,561
                                                               2003        1.000           1.405                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.569           1.675                      --
                                                               2004        1.380           1.569                      --
                                                               2003        1.000           1.380                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.304           1.333                  29,808
                                                               2004        1.222           1.304                  29,808
                                                               2003        1.000           1.222                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.125           1.131                  15,237
                                                               2004        1.076           1.125                  31,835
                                                               2003        1.000           1.076                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.364           1.394                 330,306
                                                               2004        1.262           1.364                      --
                                                               2003        1.000           1.262                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.493           1.533                   3,670
                                                               2004        1.407           1.493                   3,670
                                                               2003        1.000           1.407                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.554           1.706                      --
                                                               2004        1.316           1.554                      --
                                                               2003        1.000           1.316                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                  17,037
                                                               2004        1.330           1.498                  10,908
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                  23,797
                                                               2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  65,704
                                                               2004        1.255           1.525                  65,704
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                   7,181
                                                               2004        1.044           1.114                   7,181
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.049           1.054                  56,931
                                                               2004        1.021           1.049                 127,566
                                                               2003        1.000           1.021                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.568           1.725                      --
                                                               2004        1.377           1.568                      --
                                                               2003        1.000           1.377                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.910           2.004                      --
                                                               2004        1.544           1.910                      --
                                                               2003        1.000           1.544                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.491           1.520                      --
                                                               2004        1.404           1.491                      --
                                                               2003        1.000           1.404                      --

   Investors Fund -- Class I (3/03).........................   2005        1.435           1.499                   3,754
                                                               2004        1.326           1.435                   3,758
                                                               2003        1.000           1.326                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.726           1.775                      --
                                                               2004        1.530           1.726                      --
                                                               2003        1.000           1.530                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.230           1.204                      --
                                                               2004        1.214           1.230                      --
                                                               2003        1.000           1.214                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.326           1.382                      --
                                                               2004        1.315           1.326                      --
                                                               2003        1.000           1.315                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.342           1.385                 442,194
                                                               2004        1.284           1.342                 321,369
                                                               2003        1.000           1.284                  29,347

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.224           1.251                  22,620
                                                               2004        1.189           1.224                  22,620
                                                               2003        1.000           1.189                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.413           1.476                 297,947
                                                               2004        1.308           1.413                 183,240
                                                               2003        1.000           1.308                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.326           1.345                      --
                                                               2004        1.267           1.326                      --
                                                               2003        1.000           1.267                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.314           1.401                      --
                                                               2004        1.259           1.314                      --
                                                               2003        1.000           1.259                      --

   Equity Income Portfolio (3/03)...........................   2005        1.421           1.456                  33,092
                                                               2004        1.320           1.421                   3,849
                                                               2003        1.000           1.320                      --

   Large Cap Portfolio (3/03)...............................   2005        1.278           1.362                   6,853
                                                               2004        1.224           1.278                      --
                                                               2003        1.000           1.224                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.026                      --

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.006           1.008                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.037                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio

   (6/05)...................................................   2005        1.000           1.050                      --

   Managed Allocation Series: Moderate-Conservative

   Portfolio (6/05).........................................   2005        1.000           1.023                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.379           1.514                   2,019
                                                               2004        1.214           1.379                      --
                                                               2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.379           1.337                      --
                                                               2004        1.248           1.379                      --
                                                               2003        1.000           1.248                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.474           1.489                   2,088
                                                               2004        1.318           1.474                      --
                                                               2003        1.000           1.318                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.277           1.288                 112,890
                                                               2004        1.168           1.277                  32,407
                                                               2003        1.000           1.168                      --

   MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                      --
                                                               2004        1.000           1.118                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.503           1.613                  37,665
                                                               2004        1.324           1.503                      --
                                                               2003        1.000           1.324                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                  53,324
                                                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.001                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.109                      --
                                                               2004        1.000           1.091                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.372           1.372                   4,408
                                                               2004        1.270           1.372                      --
                                                               2003        1.000           1.270                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.071                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.980                   9,317

   Travelers Managed Income Portfolio (3/03)................   2005        1.050           1.044                   2,785
                                                               2004        1.042           1.050                      --
                                                               2003        1.000           1.042                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.250           1.321                  37,389
                                                               2004        1.228           1.250                      --
                                                               2003        1.000           1.228                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.401           1.533                  14,893
                                                               2004        1.300           1.401                  14,893
                                                               2003        1.000           1.300                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.282           1.289                  96,818
                                                               2004        1.184           1.282                  96,818
                                                               2003        1.000           1.184                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.360           1.402                      --
                                                               2004        1.382           1.360                      --
                                                               2003        1.000           1.382                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.404           1.490                      --
                                                               2004        1.297           1.404                      --
                                                               2003        1.000           1.297                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.978           0.986                      --
                                                               2004        0.989           0.978                 325,340
                                                               2003        1.000           0.989                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.273           1.347                      --
                                                               2004        1.213           1.273                      --
                                                               2003        1.000           1.213                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.628           1.674                      --
                                                               2004        1.437           1.628                      --
                                                               2003        1.000           1.437                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.455           1.667                 100,893
                                                               2004        1.287           1.455                  72,462
                                                               2003        1.000           1.287                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.760           2.036                 102,912
                                                               2004        1.440           1.760                      --
                                                               2003        1.000           1.440                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.239           1.435                      --
                                                               2004        1.058           1.239                      --
                                                               2003        1.000           1.058                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.172           1.201                      --
                                                               2004        1.076           1.172                      --
                                                               2003        1.000           1.076                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.096           1.234                      --
                                                               2004        1.033           1.096                      --
                                                               2003        1.000           1.033                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.184           1.323                  35,940
                                                               2004        1.065           1.184                      --
                                                               2003        1.000           1.065                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.150           1.310                  73,074
                                                               2004        1.044           1.150                      --
                                                               2003        1.000           1.044                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.148           1.191                  82,451
                                                               2004        1.062           1.148                      --
                                                               2003        1.000           1.062                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.355           1.423                      --
                                                               2004        1.053           1.355                      --
                                                               2003        1.000           1.053                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                      --
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                      --
                                                               2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.030                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.127           1.157                      --
                                                               2004        1.031           1.127                      --
                                                               2003        1.000           1.031                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.164           1.260                      --
                                                               2004        1.055           1.164                      --
                                                               2003        1.000           1.055                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.323           1.652                      --
                                                               2004        1.083           1.323                      --
                                                               2003        1.000           1.083                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.238           1.336                      --
                                                               2004        1.066           1.238                      --
                                                               2003        1.000           1.066                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.226           1.307                      --
                                                               2004        1.078           1.226                      --
                                                               2003        1.000           1.078                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.129           1.154                      --
                                                               2004        1.059           1.129                      --
                                                               2003        1.000           1.059                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.070           1.075                      --
                                                               2004        1.023           1.070                      --
                                                               2003        1.000           1.023                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.145           1.170                      --
                                                               2004        1.061           1.145                      --
                                                               2003        1.000           1.061                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.132           1.163                      --
                                                               2004        1.068           1.132                      --
                                                               2003        1.000           1.068                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.223           1.342                      --
                                                               2004        1.036           1.223                      --
                                                               2003        1.000           1.036                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.180           1.202                      --
                                                               2004        1.048           1.180                      --
                                                               2003        1.000           1.048                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.188           1.201                      --
                                                               2004        1.076           1.188                      --
                                                               2003        1.000           1.076                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.311           1.390                   3,423
                                                               2004        1.079           1.311                      --
                                                               2003        1.000           1.079                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.083           1.083                      --
                                                               2004        1.015           1.083                      --
                                                               2003        1.000           1.015                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.043           1.047                   9,418
                                                               2004        1.015           1.043                      --
                                                               2003        1.000           1.015                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.246           1.369                      --
                                                               2004        1.094           1.246                      --
                                                               2003        1.000           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.334           1.399                      --
                                                               2004        1.079           1.334                      --
                                                               2003        1.000           1.079                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.132           1.154                      --
                                                               2004        1.067           1.132                      --
                                                               2003        1.000           1.067                      --

   Investors Fund -- Class I (3/03).........................   2005        1.158           1.209                      --
                                                               2004        1.071           1.158                      --
                                                               2003        1.000           1.071                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.186           1.219                      --
                                                               2004        1.051           1.186                      --
                                                               2003        1.000           1.051                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.059           1.036                      --
                                                               2004        1.046           1.059                      --
                                                               2003        1.000           1.046                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.034           1.077                      --
                                                               2004        1.026           1.034                      --
                                                               2003        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.112           1.147                      --
                                                               2004        1.065           1.112                      --
                                                               2003        1.000           1.065                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.077           1.100                   6,388
                                                               2004        1.047           1.077                      --
                                                               2003        1.000           1.047                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.156           1.207                      --
                                                               2004        1.070           1.156                      --
                                                               2003        1.000           1.070                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.110           1.126                      --
                                                               2004        1.061           1.110                      --
                                                               2003        1.000           1.061                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.085           1.156                      --
                                                               2004        1.040           1.085                      --
                                                               2003        1.000           1.040                      --

   Equity Income Portfolio (3/03)...........................   2005        1.141           1.168                      --
                                                               2004        1.060           1.141                      --
                                                               2003        1.000           1.060                      --

   Large Cap Portfolio (3/03)...............................   2005        1.099           1.171                      --
                                                               2004        1.053           1.099                      --
                                                               2003        1.000           1.053                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.026                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.005           1.008                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.037                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.050                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.023                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.180           1.295                      --
                                                               2004        1.039           1.180                      --
                                                               2003        1.000           1.039                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.129           1.095                      --
                                                               2004        1.022           1.129                      --
                                                               2003        1.000           1.022                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.140           1.151                      --
                                                               2004        1.019           1.140                      --
                                                               2003        1.000           1.019                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.149           1.159                      --
                                                               2004        1.052           1.149                      --
                                                               2003        1.000           1.052                      --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                      --
                                                               2004        1.000           1.117                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.225           1.314                      --
                                                               2004        1.080           1.225                      --
                                                               2003        1.000           1.080                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.154           1.198                      --
                                                               2004        1.060           1.154                      --
                                                               2003        1.000           1.060                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.001                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.108                      --
                                                               2004        1.000           1.091                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.153           1.152                      --
                                                               2004        1.067           1.153                      --
                                                               2003        1.000           1.067                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.071                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.023           1.016                  41,879
                                                               2004        1.015           1.023                      --
                                                               2003        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.053           1.112                      --
                                                               2004        1.035           1.053                      --
                                                               2003        1.000           1.035                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.993                      --
                                                               2004        1.000           0.991                      --
                                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.158           1.267                  27,451
                                                               2004        1.075           1.158                      --
                                                               2003        1.000           1.075                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.120           1.126                      --
                                                               2004        1.035           1.120                      --
                                                               2003        1.000           1.035                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.025           1.056                      --
                                                               2004        1.042           1.025                      --
                                                               2003        1.000           1.042                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.120           1.189                      --
                                                               2004        1.036           1.120                      --
                                                               2003        1.000           1.036                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.986           0.993                      --
                                                               2004        0.998           0.986                      --
                                                               2003        1.000           0.998                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.058           1.119                      --
                                                               2004        1.009           1.058                      --
                                                               2003        1.000           1.009                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.190           1.223                      --
                                                               2004        1.050           1.190                      --
                                                               2003        1.000           1.050                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.184           1.355                      --
                                                               2004        1.048           1.184                      --
                                                               2003        1.000           1.048                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.319           1.525                      --
                                                               2004        1.080           1.319                      --
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.444           1.670                  44,279
                                                               2004        1.235           1.444                      --
                                                               2003        1.000           1.235                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.424           1.458                  14,622
                                                               2004        1.309           1.424                 239,175
                                                               2003        1.000           1.309                 154,743

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.263           1.419                      --
                                                               2004        1.192           1.263                      --
                                                               2003        1.000           1.192                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.520           1.696                 311,115
                                                               2004        1.369           1.520                 152,636
                                                               2003        1.000           1.369                   7,894

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.482           1.684               1,157,392
                                                               2004        1.346           1.482                 542,670
                                                               2003        1.000           1.346                 119,024

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.422           1.472                 738,222
                                                               2004        1.317           1.422                 433,106
                                                               2003        1.000           1.317                   3,553

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.667           1.748                  20,620
                                                               2004        1.297           1.667                      --
                                                               2003        1.000           1.297                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                 103,561
                                                               2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290                  17,336
                                                               2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.029                      --
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.520           1.558                  66,022
                                                               2004        1.393           1.520                  45,755
                                                               2003        1.000           1.393                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.388           1.501                 195,115
                                                               2004        1.260           1.388                 129,222
                                                               2003        1.000           1.260                  80,498

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.757           2.191                 115,785
                                                               2004        1.440           1.757                  10,803
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.627           1.753                 200,936
                                                               2004        1.403           1.627                  32,716
                                                               2003        1.000           1.403                      --

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2005        1.564           1.666                 281,583
                                                               2004        1.378           1.564                   7,737
                                                               2003        1.000           1.378                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.299           1.325                 222,148
                                                               2004        1.221           1.299                 147,770
                                                               2003        1.000           1.221                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.121           1.125                 213,996
                                                               2004        1.074           1.121                 103,953
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.359           1.386                 140,639
                                                               2004        1.260           1.359                  63,632
                                                               2003        1.000           1.260                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.487           1.525                 152,231
                                                               2004        1.405           1.487                 189,617
                                                               2003        1.000           1.405                   7,465

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.548           1.697                  11,583
                                                               2004        1.314           1.548                   9,204
                                                               2003        1.000           1.314                   7,826

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.493           1.519                  63,025
                                                               2004        1.329           1.493                   1,482
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.364           1.378                 221,399
                                                               2004        1.238           1.364                 143,847
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.520           1.610                 173,155
                                                               2004        1.253           1.520                  38,251
                                                               2003        1.000           1.253                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.109                 208,749
                                                               2004        1.042           1.110                 157,639
                                                               2003        1.000           1.042                   8,555

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.046           1.048                 611,269
                                                               2004        1.019           1.046                 458,318
                                                               2003        1.000           1.019                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.563           1.716                      --
                                                               2004        1.375           1.563                      --
                                                               2003        1.000           1.375                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.903           1.993                  26,730
                                                               2004        1.541           1.903                  13,240
                                                               2003        1.000           1.541                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.485           1.512                   1,675
                                                               2004        1.402           1.485                 104,060
                                                               2003        1.000           1.402                 102,702

   Investors Fund -- Class I (3/03).........................   2005        1.430           1.490                   9,199
                                                               2004        1.324           1.430                   1,406
                                                               2003        1.000           1.324                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.720           1.765                  20,331
                                                               2004        1.527           1.720                  11,011
                                                               2003        1.000           1.527                  11,011

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.226           1.197                  58,139
                                                               2004        1.212           1.226                  27,517
                                                               2003        1.000           1.212                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.321           1.374                      --
                                                               2004        1.313           1.321                      --
                                                               2003        1.000           1.313                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.338           1.377               1,049,838
                                                               2004        1.282           1.338                 978,760
                                                               2003        1.000           1.282                 147,033

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.220           1.244               1,439,374
                                                               2004        1.187           1.220               1,316,949
                                                               2003        1.000           1.187                 201,847

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.408           1.468                 553,251
                                                               2004        1.306           1.408                 338,277
                                                               2003        1.000           1.306                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.321           1.338                  18,193
                                                               2004        1.265           1.321                  18,112
                                                               2003        1.000           1.265                   8,364

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.309           1.393                      --
                                                               2004        1.257           1.309                      --
                                                               2003        1.000           1.257                      --

   Equity Income Portfolio (3/03)...........................   2005        1.416           1.448                 225,054
                                                               2004        1.318           1.416                  83,992
                                                               2003        1.000           1.318                   9,187

   Large Cap Portfolio (3/03)...............................   2005        1.274           1.354                  32,294
                                                               2004        1.222           1.274                   2,890
                                                               2003        1.000           1.222                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                      --

   Managed Allocation Series: Conservative Portfolio (12/05)   2005        1.005           1.007                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036                 247,822

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.049                 249,318

   Managed Allocation Series: Moderate-Conservative

   Portfolio (6/05).........................................   2005        1.000           1.022                 110,895

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.374           1.506                  79,498
                                                               2004        1.212           1.374                      --
                                                               2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.374           1.331                      --
                                                               2004        1.246           1.374                      --
                                                               2003        1.000           1.246                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.469           1.481                      --
                                                               2004        1.316           1.469                      --
                                                               2003        1.000           1.316                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.272           1.281                 687,194
                                                               2004        1.167           1.272                 170,874
                                                               2003        1.000           1.167                  12,195

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.163                 359,684
                                                               2004        1.000           1.116                  44,093

   Mondrian International Stock Portfolio (3/03)............   2005        1.497           1.604                  66,903
                                                               2004        1.322           1.497                  27,609
                                                               2003        1.000           1.322                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.316           1.364                   6,297
                                                               2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.105                 285,343
                                                               2004        1.000           1.090                 123,208

   Strategic Equity Portfolio (3/03)........................   2005        1.367           1.365                   2,341
                                                               2004        1.268           1.367                      --
                                                               2003        1.000           1.268                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.070                   5,294

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.047           1.038                  96,640
                                                               2004        1.040           1.047                  89,889
                                                               2003        1.000           1.040                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.246           1.314                      --
                                                               2004        1.226           1.246                      --
                                                               2003        1.000           1.226                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988                 102,498
                                                               2004        0.997           0.987                 277,373
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.396           1.525                 167,427
                                                               2004        1.298           1.396                 264,720
                                                               2003        1.000           1.298                  77,320

   Smith Barney High Income Portfolio (3/03)................   2005        1.277           1.282                 134,861
                                                               2004        1.182           1.277                 157,571
                                                               2003        1.000           1.182                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.355           1.395                  18,436
                                                               2004        1.380           1.355                  18,411
                                                               2003        1.000           1.380                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.399           1.482                 101,444
                                                               2004        1.295           1.399                 290,824
                                                               2003        1.000           1.295                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.975           0.980                  10,329
                                                               2004        0.988           0.975                 183,524
                                                               2003        1.000           0.988                   6,840

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.269           1.339                  23,362
                                                               2004        1.211           1.269                  11,895
                                                               2003        1.000           1.211                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.622           1.665                      --
                                                               2004        1.434           1.622                      --
                                                               2003        1.000           1.434                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.450           1.657                  41,948
                                                               2004        1.285           1.450                  11,282
                                                               2003        1.000           1.285                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.754           2.025                 143,326
                                                               2004        1.438           1.754                  18,434
                                                               2003        1.000           1.438                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.236           1.429                      --
                                                               2004        1.058           1.236                      --
                                                               2003        1.000           1.058                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.170           1.196                      --
                                                               2004        1.075           1.170                      --
                                                               2003        1.000           1.075                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.094           1.229                      --
                                                               2004        1.033           1.094                      --
                                                               2003        1.000           1.033                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.181           1.318                      --
                                                               2004        1.065           1.181                      --
                                                               2003        1.000           1.065                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.148           1.304                      --
                                                               2004        1.043           1.148                      --
                                                               2003        1.000           1.043                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.146           1.186                      --
                                                               2004        1.062           1.146                      --
                                                               2003        1.000           1.062                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.352           1.417                      --
                                                               2004        1.052           1.352                      --
                                                               2003        1.000           1.052                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.291                      --
                                                               2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289                      --
                                                               2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.028                      --
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.124           1.152                      --
                                                               2004        1.031           1.124                      --
                                                               2003        1.000           1.031                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.161           1.255                      --
                                                               2004        1.054           1.161                      --
                                                               2003        1.000           1.054                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.320           1.645                      --
                                                               2004        1.082           1.320                      --
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.235           1.331                      --
                                                               2004        1.066           1.235                      --
                                                               2003        1.000           1.066                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.223           1.302                      --
                                                               2004        1.078           1.223                      --
                                                               2003        1.000           1.078                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.126           1.149                      --
                                                               2004        1.059           1.126                      --
                                                               2003        1.000           1.059                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.068           1.071                      --
                                                               2004        1.023           1.068                      --
                                                               2003        1.000           1.023                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.143           1.165                      --
                                                               2004        1.060           1.143                      --
                                                               2003        1.000           1.060                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.130           1.158                      --
                                                               2004        1.068           1.130                      --
                                                               2003        1.000           1.068                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.220           1.337                      --
                                                               2004        1.036           1.220                      --
                                                               2003        1.000           1.036                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.177           1.197                      --
                                                               2004        1.048           1.177                      --
                                                               2003        1.000           1.048                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.185           1.196                      --
                                                               2004        1.076           1.185                      --
                                                               2003        1.000           1.076                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.308           1.384                      --
                                                               2004        1.079           1.308                      --
                                                               2003        1.000           1.079                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.080           1.078                      --
                                                               2004        1.014           1.080                      --
                                                               2003        1.000           1.014                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.041           1.043                      --
                                                               2004        1.015           1.041                      --
                                                               2003        1.000           1.015                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.243           1.364                      --
                                                               2004        1.094           1.243                      --
                                                               2003        1.000           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.331           1.393                      --
                                                               2004        1.078           1.331                      --
                                                               2003        1.000           1.078                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.129           1.149                      --
                                                               2004        1.066           1.129                      --
                                                               2003        1.000           1.066                      --

   Investors Fund -- Class I (3/03).........................   2005        1.156           1.204                      --
                                                               2004        1.071           1.156                      --
                                                               2003        1.000           1.071                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.183           1.213                      --
                                                               2004        1.051           1.183                      --
                                                               2003        1.000           1.051                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.057           1.031                      --
                                                               2004        1.045           1.057                      --
                                                               2003        1.000           1.045                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.032           1.072                      --
                                                               2004        1.026           1.032                      --
                                                               2003        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.110           1.142                      --
                                                               2004        1.064           1.110                      --
                                                               2003        1.000           1.064                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.074           1.095                      --
                                                               2004        1.046           1.074                      --
                                                               2003        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.154           1.202                      --
                                                               2004        1.070           1.154                      --
                                                               2003        1.000           1.070                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.107           1.121                      --
                                                               2004        1.061           1.107                      --
                                                               2003        1.000           1.061                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.082           1.151                      --
                                                               2004        1.039           1.082                      --
                                                               2003        1.000           1.039                      --

   Equity Income Portfolio (3/03)...........................   2005        1.139           1.163                      --
                                                               2004        1.060           1.139                      --
                                                               2003        1.000           1.060                      --

   Large Cap Portfolio (3/03)...............................   2005        1.097           1.166                      --
                                                               2004        1.053           1.097                      --
                                                               2003        1.000           1.053                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.005           1.007                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.049                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.022                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.177           1.289                      --
                                                               2004        1.039           1.177                      --
                                                               2003        1.000           1.039                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.126           1.092                      --
                                                               2004        1.022           1.126                      --
                                                               2003        1.000           1.022                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.137           1.146                      --
                                                               2004        1.019           1.137                      --
                                                               2003        1.000           1.019                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.146           1.154                      --
                                                               2004        1.051           1.146                      --
                                                               2003        1.000           1.051                      --

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.162                      --
                                                               2004        1.000           1.116                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.222           1.309                      --
                                                               2004        1.080           1.222                      --
                                                               2003        1.000           1.080                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.151           1.193                      --
                                                               2004        1.060           1.151                      --
                                                               2003        1.000           1.060                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.104                      --
                                                               2004        1.000           1.089                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.150           1.147                      --
                                                               2004        1.067           1.150                      --
                                                               2003        1.000           1.067                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.070                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.021           1.012                      --
                                                               2004        1.015           1.021                      --
                                                               2003        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.051           1.107                      --
                                                               2004        1.034           1.051                      --
                                                               2003        1.000           1.034                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.989                      --
                                                               2004        0.999           0.988                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.155           1.261                      --
                                                               2004        1.075           1.155                      --
                                                               2003        1.000           1.075                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.117           1.121                      --
                                                               2004        1.035           1.117                      --
                                                               2003        1.000           1.035                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.022           1.052                      --
                                                               2004        1.042           1.022                      --
                                                               2003        1.000           1.042                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.118           1.184                      --
                                                               2004        1.035           1.118                      --
                                                               2003        1.000           1.035                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.984           0.989                      --
                                                               2004        0.998           0.984                      --
                                                               2003        1.000           0.998                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.056           1.114                      --
                                                               2004        1.009           1.056                      --
                                                               2003        1.000           1.009                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.187           1.217                      --
                                                               2004        1.050           1.187                      --
                                                               2003        1.000           1.050                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.181           1.350                      --
                                                               2004        1.047           1.181                      --
                                                               2003        1.000           1.047                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.316           1.518                      --
                                                               2004        1.079           1.316                      --
                                                               2003        1.000           1.079                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.442           1.665                  12,726
                                                               2004        1.234           1.442                      --
                                                               2003        1.000           1.234                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.422           1.454                      --
                                                               2004        1.308           1.422                      --
                                                               2003        1.000           1.308                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.261           1.415                      --
                                                               2004        1.191           1.261                      --
                                                               2003        1.000           1.191                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.517           1.691                   2,644
                                                               2004        1.368           1.517                   4,344
                                                               2003        1.000           1.368                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.479           1.680                 244,595
                                                               2004        1.345           1.479                 250,691
                                                               2003        1.000           1.345                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.420           1.468                 149,489
                                                               2004        1.316           1.420                 176,539
                                                               2003        1.007           1.316                   2,830

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.664           1.743                  39,879
                                                               2004        1.296           1.664                  39,497
                                                               2003        1.000           1.296                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.290                   4,463
                                                               2004        1.073           1.198                   2,121
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.287                  49,669
                                                               2004        1.067           1.196                  51,868
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.028                  33,738
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.517           1.553                      --
                                                               2004        1.392           1.517                      --
                                                               2003        1.000           1.392                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.386           1.497                   9,287
                                                               2004        1.259           1.386                   4,690
                                                               2003        1.000           1.259                   2,907

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.754           2.185                  50,633
                                                               2004        1.439           1.754                  33,018
                                                               2003        1.000           1.439                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.624           1.748                  22,827
                                                               2004        1.402           1.624                  29,189
                                                               2003        1.000           1.402                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.561           1.661                  17,999
                                                               2004        1.377           1.561                   3,426
                                                               2003        1.000           1.377                   2,800

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.297           1.322                  15,245
                                                               2004        1.220           1.297                      --
                                                               2003        1.000           1.220                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.119           1.122                      --
                                                               2004        1.073           1.119                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.357           1.382                 192,293
                                                               2004        1.259           1.357                 190,445
                                                               2003        1.000           1.259                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.485           1.521                  13,265
                                                               2004        1.404           1.485                      --
                                                               2003        1.005           1.404                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.545           1.692                      --
                                                               2004        1.313           1.545                      --
                                                               2003        1.009           1.313                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.491           1.515                  10,166
                                                               2004        1.328           1.491                      --
                                                               2003        1.000           1.328                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.362           1.374                 148,679
                                                               2004        1.237           1.362                 133,090
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.518           1.605                  88,457
                                                               2004        1.252           1.518                  39,363
                                                               2003        1.000           1.252                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.109           1.106                   5,273
                                                               2004        1.042           1.109                   5,008
                                                               2003        1.000           1.042                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.044           1.045                  59,464
                                                               2004        1.018           1.044                  51,269
                                                               2003        0.998           1.018                   3,200

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.560           1.711                      --
                                                               2004        1.374           1.560                      --
                                                               2003        1.018           1.374                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.900           1.987                  36,298
                                                               2004        1.540           1.900                  32,258
                                                               2003        1.000           1.540                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.483           1.508                  43,863
                                                               2004        1.401           1.483                  41,099
                                                               2003        1.000           1.401                      --

   Investors Fund -- Class I (3/03).........................   2005        1.427           1.486                      --
                                                               2004        1.323           1.427                      --
                                                               2003        1.000           1.323                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.717           1.760                      --
                                                               2004        1.526           1.717                      --
                                                               2003        1.000           1.526                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.224           1.194                      --
                                                               2004        1.211           1.224                      --
                                                               2003        1.000           1.211                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.319           1.370                      --
                                                               2004        1.312           1.319                      --
                                                               2003        1.000           1.312                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.335           1.374                      --
                                                               2004        1.281           1.335                      --
                                                               2003        1.003           1.281                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.218           1.241                      --
                                                               2004        1.187           1.218                      --
                                                               2003        1.000           1.187                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.406           1.464                      --
                                                               2004        1.305           1.406                      --
                                                               2003        1.000           1.305                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.318           1.334                      --
                                                               2004        1.264           1.318                      --
                                                               2003        1.000           1.264                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.307           1.389                      --
                                                               2004        1.256           1.307                      --
                                                               2003        1.000           1.256                      --

   Equity Income Portfolio (3/03)...........................   2005        1.414           1.444                  35,658
                                                               2004        1.317           1.414                   9,822
                                                               2003        1.000           1.317                      --

   Large Cap Portfolio (3/03)...............................   2005        1.271           1.351                   4,855
                                                               2004        1.221           1.271                      --
                                                               2003        1.000           1.221                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                   6,807

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048                  19,861

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.022                  20,233

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.371           1.502                  22,526
                                                               2004        1.211           1.371                      --
                                                               2003        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.371           1.329                      --
                                                               2004        1.245           1.371                      --
                                                               2003        1.000           1.245                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.466           1.477                      45
                                                               2004        1.315           1.466                      --
                                                               2003        1.000           1.315                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.270           1.278                  59,136
                                                               2004        1.166           1.270                  16,985
                                                               2003        1.003           1.166                   2,981

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.161                  10,394
                                                               2004        1.000           1.115                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.495           1.600                  32,896
                                                               2004        1.321           1.495                  12,686
                                                               2003        1.000           1.321                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.314           1.361                      --
                                                               2004        1.210           1.314                      --
                                                               2003        1.000           1.210                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.103                  20,359
                                                               2004        1.000           1.089                  13,032

   Strategic Equity Portfolio (3/03)........................   2005        1.365           1.361                      --
                                                               2004        1.267           1.365                      --
                                                               2003        1.000           1.267                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.045           1.035                      --
                                                               2004        1.039           1.045                      --
                                                               2003        1.003           1.039                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.243           1.310                      --
                                                               2004        1.225           1.243                      --
                                                               2003        1.000           1.225                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.986                 664,366
                                                               2004        0.997           0.985                 809,141
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.394           1.521                  32,597
                                                               2004        1.297           1.394                      --
                                                               2003        1.000           1.297                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.275           1.278                      --
                                                               2004        1.181           1.275                      --
                                                               2003        1.000           1.181                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.352           1.391                  31,367
                                                               2004        1.379           1.352                      --
                                                               2003        1.000           1.379                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.396           1.478                      --
                                                               2004        1.294           1.396                      --
                                                               2003        0.999           1.294                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.973           0.978                  95,506
                                                               2004        0.987           0.973                      --
                                                               2003        1.000           0.987                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.266           1.336                      --
                                                               2004        1.211           1.266                      --
                                                               2003        1.000           1.211                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.619           1.660                      --
                                                               2004        1.433           1.619                      --
                                                               2003        1.000           1.433                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.447           1.653                  20,618
                                                               2004        1.284           1.447                      --
                                                               2003        1.008           1.284                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.751           2.019                  55,392
                                                               2004        1.437           1.751                  57,438
                                                               2003        1.000           1.437                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.439           1.661                  24,733
                                                               2004        1.233           1.439                      --
                                                               2003        1.000           1.233                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.419           1.450                      --
                                                               2004        1.307           1.419                      --
                                                               2003        1.000           1.307                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.258           1.411                      --
                                                               2004        1.190           1.258                      --
                                                               2003        1.000           1.190                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.514           1.687                 118,392
                                                               2004        1.367           1.514                  51,125
                                                               2003        1.000           1.367                  14,765

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.476           1.675                 223,285
                                                               2004        1.344           1.476                  74,657
                                                               2003        1.000           1.344                  27,774

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.417           1.464                 158,736
                                                               2004        1.315           1.417                 129,297
                                                               2003        1.000           1.315                  78,652

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.661           1.738                  57,737
                                                               2004        1.295           1.661                      --
                                                               2003        1.000           1.295                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.287                  29,911
                                                               2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284                  13,269
                                                               2004        1.066           1.195                      --
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.027                  60,361

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.514           1.549                   2,179
                                                               2004        1.391           1.514                      --
                                                               2003        1.000           1.391                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.383           1.493                  15,819
                                                               2004        1.258           1.383                  15,819
                                                               2003        1.000           1.258                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.751           2.179                  63,578
                                                               2004        1.438           1.751                      --
                                                               2003        1.000           1.438                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.621           1.744                  37,369
                                                               2004        1.401           1.621                      --
                                                               2003        1.000           1.401                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.558           1.656                  45,642
                                                               2004        1.376           1.558                      --
                                                               2003        1.000           1.376                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.294           1.318                      --
                                                               2004        1.219           1.294                      --
                                                               2003        1.000           1.219                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.117           1.119                      --
                                                               2004        1.072           1.117                      --
                                                               2003        1.000           1.072                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.354           1.378                   1,977
                                                               2004        1.258           1.354                      --
                                                               2003        1.000           1.258                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.482           1.516                  17,810
                                                               2004        1.403           1.482                  17,810
                                                               2003        1.000           1.403                   2,396

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.543           1.687                   7,146
                                                               2004        1.312           1.543                   7,231
                                                               2003        1.000           1.312                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.488           1.511                   8,071
                                                               2004        1.327           1.488                      --
                                                               2003        1.000           1.327                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.360           1.371                  33,213
                                                               2004        1.236           1.360                      --
                                                               2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.515           1.601                 103,206
                                                               2004        1.251           1.515                  18,863
                                                               2003        1.000           1.251                   9,172

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.107           1.103                   4,167
                                                               2004        1.041           1.107                   5,645
                                                               2003        1.000           1.041                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.042           1.042                  56,281
                                                               2004        1.017           1.042                 139,247
                                                               2003        1.000           1.017                  24,671

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.557           1.706                  14,698
                                                               2004        1.373           1.557                  14,698
                                                               2003        1.000           1.373                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.896           1.982                      --
                                                               2004        1.539           1.896                      --
                                                               2003        1.000           1.539                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.480           1.504                  23,917
                                                               2004        1.400           1.480                  23,917
                                                               2003        1.000           1.400                      --

   Investors Fund -- Class I (3/03).........................   2005        1.425           1.482                      --
                                                               2004        1.322           1.425                      --
                                                               2003        1.000           1.322                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.714           1.755                  57,869
                                                               2004        1.525           1.714                      --
                                                               2003        1.000           1.525                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.222           1.190                   7,988
                                                               2004        1.210           1.222                      --
                                                               2003        1.000           1.210                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.317           1.367                      --
                                                               2004        1.311           1.317                      --
                                                               2003        1.000           1.311                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.333           1.370                 117,994
                                                               2004        1.280           1.333                 163,573
                                                               2003        1.000           1.280                  50,599

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.216           1.237                 569,582
                                                               2004        1.186           1.216                 595,228
                                                               2003        1.000           1.186                 455,867

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.403           1.460                  12,470
                                                               2004        1.304           1.403                  11,173
                                                               2003        1.000           1.304                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.316           1.331                   2,474
                                                               2004        1.263           1.316                      --
                                                               2003        1.000           1.263                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.305           1.385                  23,629
                                                               2004        1.255           1.305                  23,629
                                                               2003        1.000           1.255                      --

   Equity Income Portfolio (3/03)...........................   2005        1.411           1.440                  15,000
                                                               2004        1.316           1.411                   7,550
                                                               2003        1.000           1.316                      --

   Large Cap Portfolio (3/03)...............................   2005        1.269           1.347                      --
                                                               2004        1.220           1.269                      --
                                                               2003        1.000           1.220                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035                   5,148

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048                 118,459

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.369           1.498                      --
                                                               2004        1.210           1.369                      --
                                                               2003        1.000           1.210                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.369           1.326                      --
                                                               2004        1.244           1.369                      --
                                                               2003        1.000           1.244                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.464           1.473                      --
                                                               2004        1.314           1.464                      --
                                                               2003        1.000           1.314                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.268           1.274                  94,291
                                                               2004        1.165           1.268                      --
                                                               2003        1.000           1.165                      --

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.159                  18,333
                                                               2004        1.000           1.115                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.492           1.595                   2,174
                                                               2004        1.320           1.492                      --
                                                               2003        1.000           1.320                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.311           1.357                  11,942
                                                               2004        1.209           1.311                      --
                                                               2003        1.000           1.209                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.088           1.102                  39,186
                                                               2004        1.000           1.088                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.362           1.357                  23,784
                                                               2004        1.266           1.362                  23,784
                                                               2003        1.000           1.266                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.043           1.032                      --
                                                               2004        1.039           1.043                      --
                                                               2003        1.000           1.039                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.241           1.306                  24,555
                                                               2004        1.224           1.241                  24,555
                                                               2003        1.000           1.224                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.984           0.983                      --
                                                               2004        0.996           0.984                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.391           1.517                  28,550
                                                               2004        1.296           1.391                  28,571
                                                               2003        1.000           1.296                   8,279

   Smith Barney High Income Portfolio (3/03)................   2005        1.273           1.275                      --
                                                               2004        1.180           1.273                      --
                                                               2003        1.000           1.180                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.350           1.387                  14,668
                                                               2004        1.378           1.350                  14,668
                                                               2003        1.000           1.378                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.394           1.474                      --
                                                               2004        1.293           1.394                      --
                                                               2003        1.000           1.293                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.971           0.975                  85,370
                                                               2004        0.986           0.971                  85,370
                                                               2003        1.000           0.986                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.264           1.332                   4,528
                                                               2004        1.210           1.264                   4,528
                                                               2003        1.000           1.210                   4,528

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.616           1.656                      --
                                                               2004        1.432           1.616                      --
                                                               2003        1.000           1.432                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.445           1.648                  35,395
                                                               2004        1.283           1.445                      --
                                                               2003        1.000           1.283                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.748           2.014                 110,845
                                                               2004        1.436           1.748                      --
                                                               2003        1.000           1.436                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.234           1.423                      --
                                                               2004        1.058           1.234                      --
                                                               2003        1.000           1.058                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.167           1.191                      --
                                                               2004        1.075           1.167                      --
                                                               2003        1.000           1.075                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.091           1.223                      --
                                                               2004        1.032           1.091                      --
                                                               2003        1.000           1.032                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.179           1.312                      --
                                                               2004        1.064           1.179                      --
                                                               2003        1.000           1.064                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.145           1.298                      --
                                                               2004        1.043           1.145                      --
                                                               2003        1.000           1.043                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.143           1.181                      --
                                                               2004        1.061           1.143                      --
                                                               2003        1.000           1.061                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.349           1.411                      --
                                                               2004        1.052           1.349                      --
                                                               2003        1.000           1.052                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.286                      --
                                                               2004        1.073           1.196                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.283                      --
                                                               2004        1.066           1.194                      --
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.027                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.121           1.147                      --
                                                               2004        1.031           1.121                      --
                                                               2003        1.000           1.031                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.158           1.250                      --
                                                               2004        1.054           1.158                      --
                                                               2003        1.000           1.054                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.317           1.638                      --
                                                               2004        1.082           1.317                      --
                                                               2003        1.000           1.082                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.232           1.325                      --
                                                               2004        1.065           1.232                      --
                                                               2003        1.000           1.065                      --

   Templeton Growth Securities Fund -- Class 2 Shares (3/03)   2005        1.220           1.296                      --
                                                               2004        1.077           1.220                      --
                                                               2003        1.000           1.077                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.124           1.144                      --
                                                               2004        1.059           1.124                      --
                                                               2003        1.000           1.059                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.065           1.066                      --
                                                               2004        1.023           1.065                      --
                                                               2003        1.000           1.023                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.140           1.160                      --
                                                               2004        1.060           1.140                      --
                                                               2003        1.000           1.060                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.127           1.153                      --
                                                               2004        1.067           1.127                      --
                                                               2003        1.000           1.067                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.217           1.331                      --
                                                               2004        1.035           1.217                      --
                                                               2003        1.000           1.035                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.175           1.192                      --
                                                               2004        1.048           1.175                      --
                                                               2003        1.000           1.048                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.182           1.191                      --
                                                               2004        1.075           1.182                      --
                                                               2003        1.000           1.075                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.305           1.379                      --
                                                               2004        1.078           1.305                      --
                                                               2003        1.000           1.078                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.078           1.074                      --
                                                               2004        1.014           1.078                      --
                                                               2003        1.000           1.014                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.038           1.038                      --
                                                               2004        1.015           1.038                      --
                                                               2003        1.000           1.015                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.240           1.358                      --
                                                               2004        1.094           1.240                      --
                                                               2003        1.000           1.094                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.328           1.387                      --
                                                               2004        1.078           1.328                      --
                                                               2003        1.000           1.078                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.127           1.144                      --
                                                               2004        1.066           1.127                      --
                                                               2003        1.000           1.066                      --

   Investors Fund -- Class I (3/03).........................   2005        1.153           1.199                      --
                                                               2004        1.070           1.153                      --
                                                               2003        1.000           1.070                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.180           1.208                      --
                                                               2004        1.051           1.180                      --
                                                               2003        1.000           1.051                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.054           1.027                      --
                                                               2004        1.045           1.054                      --
                                                               2003        1.000           1.045                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.029           1.068                      --
                                                               2004        1.025           1.029                      --
                                                               2003        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.107           1.137                      --
                                                               2004        1.064           1.107                      --
                                                               2003        1.000           1.064                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.072           1.091                      --
                                                               2004        1.046           1.072                      --
                                                               2003        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.151           1.197                      --
                                                               2004        1.070           1.151                      --
                                                               2003        1.000           1.070                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.105           1.117                      --
                                                               2004        1.061           1.105                      --
                                                               2003        1.000           1.061                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.080           1.146                      --
                                                               2004        1.039           1.080                      --
                                                               2003        1.000           1.039                      --

   Equity Income Portfolio (3/03)...........................   2005        1.136           1.158                      --
                                                               2004        1.060           1.136                      --
                                                               2003        1.000           1.060                      --

   Large Cap Portfolio (3/03)...............................   2005        1.094           1.161                      --
                                                               2004        1.053           1.094                      --
                                                               2003        1.000           1.053                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.024                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.174           1.284                      --
                                                               2004        1.038           1.174                      --
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.124           1.089                      --
                                                               2004        1.022           1.124                      --
                                                               2003        1.000           1.022                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.134           1.141                      --
                                                               2004        1.019           1.134                      --
                                                               2003        1.000           1.019                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.143           1.149                      --
                                                               2004        1.051           1.143                      --
                                                               2003        1.000           1.051                      --

   MFS Value Portfolio (5/04)...............................   2005        1.114           1.158                      --
                                                               2004        1.000           1.114                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.219           1.303                      --
                                                               2004        1.080           1.219                      --
                                                               2003        1.000           1.080                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.149           1.188                      --
                                                               2004        1.059           1.149                      --
                                                               2003        1.000           1.059                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.088           1.101                      --
                                                               2004        1.000           1.088                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.147           1.142                      --
                                                               2004        1.067           1.147                      --
                                                               2003        1.000           1.067                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.018           1.007                      --
                                                               2004        1.015           1.018                      --
                                                               2003        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.048           1.103                      --
                                                               2004        1.034           1.048                      --
                                                               2003        1.000           1.034                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.986           0.985                      --
                                                               2004        0.999           0.986                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.153           1.256                      --
                                                               2004        1.074           1.153                      --
                                                               2003        1.000           1.074                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.115           1.116                      --
                                                               2004        1.034           1.115                      --
                                                               2003        1.000           1.034                      --

   Smith Barney Large Capitalization Growth Portfolio (3/03)   2005        1.020           1.047                      --
                                                               2004        1.042           1.020                      --
                                                               2003        1.000           1.042                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.115           1.179                      --
                                                               2004        1.035           1.115                      --
                                                               2003        1.000           1.035                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.982           0.985                      --
                                                               2004        0.997           0.982                      --
                                                               2003        1.000           0.997                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.053           1.110                      --
                                                               2004        1.009           1.053                      --
                                                               2003        1.000           1.009                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.184           1.212                      --
                                                               2004        1.050           1.184                      --
                                                               2003        1.000           1.050                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.178           1.344                      --
                                                               2004        1.047           1.178                      --
                                                               2003        1.000           1.047                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.313           1.512                      --
                                                               2004        1.079           1.313                      --
                                                               2003        1.000           1.079                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.437           1.656                      --
                                                               2004        1.232           1.437                      --
                                                               2003        1.000           1.232                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.417           1.446                      --
                                                               2004        1.306           1.417                      --
                                                               2003        1.000           1.306                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.256           1.407                      --
                                                               2004        1.189           1.256                  19,490
                                                               2003        1.000           1.189                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.512           1.682                  29,473
                                                               2004        1.366           1.512                   9,759
                                                               2003        1.000           1.366                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.474           1.670                  70,719
                                                               2004        1.343           1.474                  30,894
                                                               2003        1.000           1.343                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.414           1.460                  72,259
                                                               2004        1.314           1.414                  45,500
                                                               2003        1.007           1.314                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.658           1.733                   8,725
                                                               2004        1.294           1.658                   6,664
                                                               2003        1.000           1.294                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284                  28,342
                                                               2004        1.073           1.195                  60,770
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.193           1.282                  19,528
                                                               2004        1.066           1.193                  19,916
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.027                      --
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.511           1.545                      --
                                                               2004        1.390           1.511                      --
                                                               2003        1.000           1.390                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.381           1.489                      --
                                                               2004        1.257           1.381                      --
                                                               2003        1.000           1.257                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.748           2.173                  13,780
                                                               2004        1.437           1.748                   3,240
                                                               2003        1.000           1.437                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.618           1.739                  33,803
                                                               2004        1.400           1.618                  14,636
                                                               2003        1.000           1.400                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.556           1.652                  15,124
                                                               2004        1.375           1.556                  15,043
                                                               2003        1.000           1.375                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.292           1.314                      --
                                                               2004        1.218           1.292                      --
                                                               2003        1.000           1.218                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.115           1.116                      --
                                                               2004        1.071           1.115                      --
                                                               2003        1.000           1.071                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.352           1.374                      --
                                                               2004        1.257           1.352                      --
                                                               2003        1.000           1.257                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.480           1.512                      --
                                                               2004        1.402           1.480                      --
                                                               2003        1.005           1.402                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.540           1.683                      --
                                                               2004        1.311           1.540                      --
                                                               2003        1.009           1.311                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.486           1.507                      --
                                                               2004        1.326           1.486                      --
                                                               2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.357           1.367                  17,620
                                                               2004        1.235           1.357                  17,110
                                                               2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.513           1.597                   3,267
                                                               2004        1.250           1.513                   3,417
                                                               2003        1.000           1.250                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.105           1.100                  20,886
                                                               2004        1.040           1.105                  19,893
                                                               2003        1.000           1.040                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.040           1.039                  19,436
                                                               2004        1.017           1.040                  51,840
                                                               2003        0.998           1.017                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.555           1.701                      --
                                                               2004        1.372           1.555                      --
                                                               2003        1.018           1.372                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.893           1.976                      --
                                                               2004        1.538           1.893                      --
                                                               2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.477           1.499                   9,627
                                                               2004        1.399           1.477                   7,427
                                                               2003        1.000           1.399                      --

   Investors Fund -- Class I (3/03).........................   2005        1.422           1.478                      --
                                                               2004        1.321           1.422                      --
                                                               2003        1.000           1.321                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.711           1.751                      --
                                                               2004        1.524           1.711                      --
                                                               2003        1.000           1.524                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.219           1.187                      --
                                                               2004        1.209           1.219                      --
                                                               2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.314           1.363                      --
                                                               2004        1.310           1.314                      --
                                                               2003        1.000           1.310                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.331           1.366                      --
                                                               2004        1.279           1.331                      --
                                                               2003        1.003           1.279                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.213           1.234                      --
                                                               2004        1.185           1.213                      --
                                                               2003        1.000           1.185                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.401           1.456                      --
                                                               2004        1.303           1.401                      --
                                                               2003        1.000           1.303                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.314           1.327                      --
                                                               2004        1.262           1.314                      --
                                                               2003        1.000           1.262                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.303           1.381                      --
                                                               2004        1.254           1.303                      --
                                                               2003        1.000           1.254                      --

   Equity Income Portfolio (3/03)...........................   2005        1.409           1.436                      --
                                                               2004        1.315           1.409                      --
                                                               2003        1.000           1.315                      --

   Large Cap Portfolio (3/03)...............................   2005        1.267           1.343                      --
                                                               2004        1.219           1.267                      --
                                                               2003        1.000           1.219                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.024                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035                 107,862

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.047                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.366           1.493                  13,868
                                                               2004        1.209           1.366                  33,604
                                                               2003        1.000           1.209                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.366           1.324                      --
                                                               2004        1.243           1.366                      --
                                                               2003        1.000           1.243                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.461           1.469                      --
                                                               2004        1.313           1.461                      --
                                                               2003        1.000           1.313                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.265           1.271                   6,466
                                                               2004        1.164           1.265                   6,466
                                                               2003        1.003           1.164                      --

   MFS Value Portfolio (5/04)...............................   2005        1.114           1.157                  45,265
                                                               2004        1.000           1.114                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.489           1.591                   5,892
                                                               2004        1.319           1.489                   5,892
                                                               2003        1.000           1.319                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.309           1.353                      --
                                                               2004        1.208           1.309                      --
                                                               2003        1.000           1.208                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.088           1.100                      --
                                                               2004        1.000           1.088                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.360           1.353                      --
                                                               2004        1.265           1.360                      --
                                                               2003        1.000           1.265                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.068                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.977                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.041           1.029                      --
                                                               2004        1.038           1.041                      --
                                                               2003        1.003           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.239           1.303                      --
                                                               2004        1.223           1.239                      --
                                                               2003        1.000           1.223                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.981                      --
                                                               2004        0.996           0.983                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.389           1.512                      --
                                                               2004        1.295           1.389                      --
                                                               2003        1.000           1.295                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.270           1.271                      --
                                                               2004        1.179           1.270                      --
                                                               2003        1.000           1.179                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.348           1.383                      --
                                                               2004        1.377           1.348                      --
                                                               2003        1.000           1.377                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.391           1.470                      --
                                                               2004        1.292           1.391                      --
                                                               2003        0.999           1.292                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.970           0.972                      --
                                                               2004        0.985           0.970                      --
                                                               2003        1.000           0.985                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.262           1.328                      --
                                                               2004        1.209           1.262                      --
                                                               2003        1.000           1.209                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.614           1.651                      --
                                                               2004        1.431           1.614                      --
                                                               2003        1.000           1.431                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.442           1.643                      --
                                                               2004        1.282           1.442                      --
                                                               2003        1.008           1.282                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.744           2.008                   2,644
                                                               2004        1.435           1.744                   2,964
                                                               2003        1.000           1.435                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.434           1.652                      --
                                                               2004        1.231           1.434                      --
                                                               2003        1.000           1.231                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (3/03)...................................................   2005        1.414           1.442                      --
                                                               2004        1.305           1.414                      --
                                                               2003        1.000           1.305                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.254           1.403                      --
                                                               2004        1.188           1.254                      --
                                                               2003        1.000           1.188                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.509           1.677                      --
                                                               2004        1.365           1.509                   3,419
                                                               2003        1.000           1.365                      --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.471           1.666                  89,047
                                                               2004        1.342           1.471                  12,735
                                                               2003        1.000           1.342                      --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.412           1.456                  44,746
                                                               2004        1.313           1.412                   9,353
                                                               2003        1.000           1.313                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.655           1.728                      --
                                                               2004        1.293           1.655                      --
                                                               2003        1.000           1.293                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.194           1.282                      --
                                                               2004        1.073           1.194                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.192           1.279                      --
                                                               2004        1.066           1.192                      --
                                                               2003        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares (5/05)   2005        1.000           1.026                      --
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (3/03)............................................   2005        1.509           1.541                  53,371
                                                               2004        1.389           1.509                   3,463
                                                               2003        1.000           1.389                      --

   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.378           1.485                      --
                                                               2004        1.256           1.378                      --
                                                               2003        1.000           1.256                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.745           2.167                      --
                                                               2004        1.436           1.745                      --
                                                               2003        1.000           1.436                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.615           1.734                  20,795
                                                               2004        1.398           1.615                   1,035
                                                               2003        1.000           1.398                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.553           1.647                      --
                                                               2004        1.374           1.553                      --
                                                               2003        1.000           1.374                      --

Greenwich Street Series Fund
   Appreciation Portfolio (3/03)............................   2005        1.290           1.311                  49,576
                                                               2004        1.217           1.290                   4,064
                                                               2003        1.000           1.217                      --

   Diversified Strategic Income Portfolio (3/03)............   2005        1.113           1.113                      --
                                                               2004        1.071           1.113                      --
                                                               2003        1.000           1.071                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.349           1.371                      --
                                                               2004        1.256           1.349                      --
                                                               2003        1.000           1.256                      --

   Fundamental Value Portfolio (3/03).......................   2005        1.477           1.508                 103,947
                                                               2004        1.401           1.477                      --
                                                               2003        1.000           1.401                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (3/03)........   2005        1.537           1.678                   3,143
                                                               2004        1.309           1.537                   3,460
                                                               2003        1.000           1.309                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.483           1.503                   4,230
                                                               2004        1.325           1.483                      --
                                                               2003        1.000           1.325                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.355           1.363                  74,229
                                                               2004        1.235           1.355                      --
                                                               2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.510           1.593                   1,119
                                                               2004        1.250           1.510                   1,121
                                                               2003        1.000           1.250                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.103           1.097                   4,280
                                                               2004        1.039           1.103                   4,712
                                                               2003        1.000           1.039                      --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.038           1.036                   4,355
                                                               2004        1.016           1.038                   4,363
                                                               2003        1.000           1.016                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.552           1.697                      --
                                                               2004        1.371           1.552                      --
                                                               2003        1.000           1.371                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.890           1.971                      --
                                                               2004        1.536           1.890                      --
                                                               2003        1.000           1.536                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.475           1.495                      --
                                                               2004        1.398           1.475                      --
                                                               2003        1.000           1.398                      --

   Investors Fund -- Class I (3/03).........................   2005        1.420           1.474                      --
                                                               2004        1.320           1.420                      --
                                                               2003        1.000           1.320                      --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.708           1.746                      --
                                                               2004        1.523           1.708                      --
                                                               2003        1.000           1.523                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (3/03)..........   2005        1.217           1.184                      --
                                                               2004        1.209           1.217                      --
                                                               2003        1.000           1.209                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (3/03)...................................................   2005        1.312           1.359                      --
                                                               2004        1.309           1.312                      --
                                                               2003        1.000           1.309                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (3/03).............................................   2005        1.328           1.362                  20,361
                                                               2004        1.278           1.328                  20,384
                                                               2003        1.000           1.278                  20,408

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (3/03).........................................   2005        1.211           1.230                 127,542
                                                               2004        1.184           1.211                 270,651
                                                               2003        1.000           1.184                 294,612

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (3/03).........................................   2005        1.398           1.452                      --
                                                               2004        1.302           1.398                      --
                                                               2003        1.000           1.302                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (3/03).............................................   2005        1.312           1.323                      --
                                                               2004        1.261           1.312                      --
                                                               2003        1.000           1.261                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.300           1.378                      --
                                                               2004        1.253           1.300                      --
                                                               2003        1.000           1.253                      --

   Equity Income Portfolio (3/03)...........................   2005        1.406           1.432                  23,192
                                                               2004        1.314           1.406                      --
                                                               2003        1.000           1.314                      --

   Large Cap Portfolio (3/03)...............................   2005        1.265           1.339                      --
                                                               2004        1.219           1.265                      --
                                                               2003        1.000           1.219                      --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.024                      --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.003           1.005                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.034                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.047                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.020                      --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.364           1.489                  28,836
                                                               2004        1.208           1.364                      --
                                                               2003        1.000           1.208                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   MFS Emerging Growth Portfolio (3/03).....................   2005        1.364           1.321                      --
                                                               2004        1.242           1.364                      --
                                                               2003        1.000           1.242                      --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.459           1.465                      --
                                                               2004        1.312           1.459                      --
                                                               2003        1.000           1.312                      --

   MFS Total Return Portfolio (3/03)........................   2005        1.263           1.267                  11,292
                                                               2004        1.163           1.263                  12,431
                                                               2003        1.000           1.163                      --

   MFS Value Portfolio (5/04)...............................   2005        1.113           1.155                      --
                                                               2004        1.000           1.113                      --

   Mondrian International Stock Portfolio (3/03)............   2005        1.487           1.587                  36,157
                                                               2004        1.318           1.487                      --
                                                               2003        1.000           1.318                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.307           1.350                      --
                                                               2004        1.207           1.307                      --
                                                               2003        1.000           1.207                      --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.998                      --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.087           1.098                      --
                                                               2004        1.000           1.087                      --

   Strategic Equity Portfolio (3/03)........................   2005        1.357           1.350                      --
                                                               2004        1.264           1.357                      --
                                                               2003        1.000           1.264                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.068                      --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.977                      --

   Travelers Managed Income Portfolio (3/03)................   2005        1.039           1.026                      --
                                                               2004        1.037           1.039                      --
                                                               2003        1.000           1.037                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
   Van Kampen Enterprise Portfolio (3/03)...................   2005        1.237           1.299                      --
                                                               2004        1.222           1.237                      --
                                                               2003        1.000           1.222                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.982           0.979                   7,592
                                                               2004        0.996           0.982                   7,607
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/03)..........   2005        1.386           1.508                  81,532
                                                               2004        1.294           1.386                   3,848
                                                               2003        1.000           1.294                      --

   Smith Barney High Income Portfolio (3/03)................   2005        1.268           1.268                      --
                                                               2004        1.178           1.268                      --
                                                               2003        1.000           1.178                      --

   Smith Barney Large Capitalization Growth Portfolio
   (3/03)...................................................   2005        1.345           1.379                  45,432
                                                               2004        1.376           1.345                      --
                                                               2003        1.000           1.376                      --

   Smith Barney Mid Cap Core Portfolio (3/03)...............   2005        1.389           1.466                      --
                                                               2004        1.291           1.389                      --
                                                               2003        1.000           1.291                      --

   Smith Barney Money Market Portfolio (3/03)...............   2005        0.968           0.970                      --
                                                               2004        0.985           0.968                 413,121
                                                               2003        1.000           0.985                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (3/03).......   2005        1.260           1.325                   1,233
                                                               2004        1.208           1.260                   1,236
                                                               2003        1.000           1.208                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (3/03)...................................................   2005        1.611           1.646                      --
                                                               2004        1.430           1.611                      --
                                                               2003        1.000           1.430                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR             END OF YEAR
---------                                                      ----    -------------   -------------          ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (3/03)..........   2005        1.439           1.639                  57,476
                                                               2004        1.281           1.439                   3,645
                                                               2003        1.000           1.281                      --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.741           2.003                      --
                                                               2004        1.434           1.741                      --
                                                               2003        1.000           1.434                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B Shares is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selection All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                           PORTFOLIO ARCHITECT ACCESS

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.452           1.684                  --
                                                               2004        1.238           1.452                  --
                                                               2003        1.000           1.238                  --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.060                  --
                                                               2004        1.000           1.066                  --

   Managed Assets Trust (5/04)..............................   2005        1.075           1.095                  --
                                                               2004        1.000           1.075                  --

   Money Market Portfolio (3/03)............................   2005        0.982           0.991                  --
                                                               2004        0.991           0.982                  --
                                                               2003        1.000           0.991                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.270           1.431                  --
                                                               2004        1.194           1.270                  --
                                                               2003        1.000           1.194                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.528           1.710               2,476
                                                               2004        1.372           1.528               5,556
                                                               2003        1.000           1.372                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.490           1.698              23,244
                                                               2004        1.349           1.490               8,048
                                                               2003        1.000           1.349                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.430           1.485               2,563
                                                               2004        1.320           1.430               7,137
                                                               2003        1.000           1.320                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.676           1.762                  --
                                                               2004        1.300           1.676                  --
                                                               2003        1.000           1.300                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.249           1.279               8,268
                                                               2004        1.211           1.249               8,268
                                                               2003        1.000           1.211                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.450           1.505                  --
                                                               2004        1.327           1.450                  --
                                                               2003        1.000           1.327                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301               1,796
                                                               2004        1.074           1.203                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.298               1,852
                                                               2004        1.067           1.201                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.396           1.514                  --
                                                               2004        1.263           1.396                  --
                                                               2003        1.000           1.263                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.766           2.208               1,001
                                                               2004        1.443           1.766                  --
                                                               2003        1.000           1.443                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.635           1.768               1,808
                                                               2004        1.406           1.635                  --
                                                               2003        1.000           1.406                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.572           1.679                  --
                                                               2004        1.381           1.572                  --
                                                               2003        1.000           1.381                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.366           1.397                  --
                                                               2004        1.263           1.366                  --
                                                               2003        1.000           1.263                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.432           1.544               1,630
                                                               2004        1.337           1.432               1,660
                                                               2003        1.000           1.337                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.368           1.391                  --
                                                               2004        1.286           1.368                  --
                                                               2003        1.000           1.286                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.191           1.259                  --
                                                               2004        1.121           1.191                  --
                                                               2003        1.000           1.121                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.347           1.485                 890
                                                               2004        1.202           1.347                 907
                                                               2003        1.000           1.202                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.407           1.540                  --
                                                               2004        1.426           1.407                  --
                                                               2003        1.000           1.426                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.322           1.369               1,739
                                                               2004        1.289           1.322               1,771
                                                               2003        1.000           1.289                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.501           1.531                  --
                                                               2004        1.331           1.501                  --
                                                               2003        1.000           1.331                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.371           1.389              14,169
                                                               2004        1.240           1.371              14,169
                                                               2003        1.000           1.240                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.528           1.623               5,212
                                                               2004        1.255           1.528               3,770
                                                               2003        1.000           1.255                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.070           1.110                  --
                                                               2004        1.000           1.070                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.118                  --
                                                               2004        1.044           1.116                  --
                                                               2003        1.000           1.044                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.051           1.057              33,159
                                                               2004        1.021           1.051                  --
                                                               2003        1.000           1.021                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.571           1.730                  --
                                                               2004        1.378           1.571                  --
                                                               2003        1.000           1.378                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.913           2.009               5,292
                                                               2004        1.545           1.913                  --
                                                               2003        1.000           1.545                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.493           1.525                  --
                                                               2004        1.405           1.493               2,536
                                                               2003        1.000           1.405                  --

   Investors Fund -- Class I (3/03).........................   2005        1.438           1.503                  --
                                                               2004        1.327           1.438                  --
                                                               2003        1.000           1.327                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.367           1.411                  --
                                                               2004        1.386           1.367               3,187
                                                               2003        1.000           1.386                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.729           1.780               1,443
                                                               2004        1.531           1.729               1,470
                                                               2003        1.000           1.531                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.316           1.405              34,595
                                                               2004        1.260           1.316                  --
                                                               2003        1.000           1.260                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.247           1.228                  --
                                                               2004        1.196           1.247                  --
                                                               2003        1.000           1.196                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.541           1.701               1,637
                                                               2004        1.349           1.541               1,668
                                                               2003        1.000           1.349                  --

   Equity Income Portfolio (3/03)...........................   2005        1.424           1.460              31,901
                                                               2004        1.321           1.424                  --
                                                               2003        1.000           1.321                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Federated High Yield Portfolio (3/03)....................      2005        1.254           1.262               4,120
                                                               2004        1.158           1.254                  --
                                                               2003        1.000           1.158                  --

Federated Stock Portfolio (3/03).........................      2005        1.403           1.449                  --
                                                               2004        1.293           1.403                  --
                                                               2003        1.000           1.293                  --

Large Cap Portfolio (3/03)...............................      2005        1.280           1.366                  --
                                                               2004        1.225           1.280                  --
                                                               2003        1.000           1.225                  --

Managed Allocation Series: Aggressive Portfolio (9/05)...      2005        1.000           1.026                  --

Managed Allocation Series: Conservative Portfolio
(12/05)..................................................      2005        1.006           1.008                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        0.994           1.038                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)...................................................      2005        1.000           1.051                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.024              19,524

Mercury Large Cap Core Portfolio (3/03)..................      2005        1.381           1.518                  --
                                                               2004        1.215           1.381                  --
                                                               2003        1.000           1.215                  --

MFS Emerging Growth Portfolio (3/03).....................      2005        1.381           1.339                  --
                                                               2004        1.249           1.381                  --
                                                               2003        1.000           1.249                  --

MFS Mid Cap Growth Portfolio (3/03)......................      2005        1.477           1.493               3,731
                                                               2004        1.319           1.477               3,731
                                                               2003        1.000           1.319                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
MFS Total Return Portfolio (3/03)........................      2005        1.279           1.292              79,114
                                                               2004        1.169           1.279                  --
                                                               2003        1.000           1.169                  --

MFS Value Portfolio (5/04)...............................      2005        1.118           1.168              16,590
                                                               2004        1.000           1.118                  --

Mondrian International Stock Portfolio (3/03)............      2005        1.505           1.618              15,527
                                                               2004        1.325           1.505                  --
                                                               2003        1.000           1.325                  --

Pioneer Fund Portfolio (5/03)............................      2005        1.322           1.375                  --
                                                               2004        1.213           1.322                  --
                                                               2003        1.000           1.213                  --

Pioneer Mid Cap Value Portfolio (7/05)...................      2005        1.000           1.002                  --

Pioneer Strategic Income Portfolio (5/04)................      2005        1.092           1.111              35,176
                                                               2004        1.000           1.092                  --

Strategic Equity Portfolio (3/03)........................      2005        1.374           1.376                  --
                                                               2004        1.271           1.374                  --
                                                               2003        1.000           1.271                  --

Style Focus Series: Small Cap Growth Portfolio (6/05)....      2005        1.000           1.072              10,894

Style Focus Series: Small Cap Value Portfolio (7/05).....      2005        1.000           0.980              11,541

Travelers Quality Bond Portfolio (3/03)..................      2005        1.045           1.042                  --
                                                               2004        1.031           1.045                  --
                                                               2003        1.000           1.031                  --

U.S. Government Securities Portfolio (5/04)..............      2005        1.049           1.074               9,589
                                                               2004        1.000           1.049                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.995              40,075
                                                               2004        0.998           0.990                  --
                                                               2003        1.000           0.998                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.106                  --
                                                               2004        1.000           1.080                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.513           1.545                  --
                                                               2004        1.313           1.513                  --
                                                               2003        1.000           1.313                  --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.251           1.324                  --
                                                               2004        1.228           1.251                  --
                                                               2003        1.000           1.228                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.442           1.650              15,108
                                                               2004        1.276           1.442               2,643
                                                               2003        1.000           1.276                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.243           1.472               1,845
                                                               2004        1.251           1.243               1,879
                                                               2003        1.000           1.251                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.763           2.042               3,342
                                                               2004        1.441           1.763               3,342
                                                               2003        1.000           1.441                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.241           1.438                  --
                                                               2004        1.058           1.241                  --
                                                               2003        1.000           1.058                  --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.059                  --
                                                               2004        1.000           1.066                  --

   Managed Assets Trust (5/04)..............................   2005        1.074           1.094                  --
                                                               2004        1.000           1.074                  --

   Money Market Portfolio (3/03)............................   2005        0.989           0.998                  --
                                                               2004        0.998           0.989                  --
                                                               2003        1.000           0.998                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.098           1.236                  --
                                                               2004        1.033           1.098                  --
                                                               2003        1.000           1.033                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.185           1.326              10,254
                                                               2004        1.065           1.185                  --
                                                               2003        1.000           1.065                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.152           1.312                  --
                                                               2004        1.044           1.152                  --
                                                               2003        1.000           1.044                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.150           1.193                  --
                                                               2004        1.062           1.150                  --
                                                               2003        1.000           1.062                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.357           1.426                  --
                                                               2004        1.053           1.357                  --
                                                               2003        1.000           1.053                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.091           1.117                  --
                                                               2004        1.059           1.091                  --
                                                               2003        1.000           1.059                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.134           1.177                  --
                                                               2004        1.038           1.134                  --
                                                               2003        1.000           1.038                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III \
   (11/03)..................................................   2005        1.203           1.300                  --
                                                               2004        1.074           1.203                  --
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  --
                                                               2004        1.067           1.201                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.165           1.263                  --
                                                               2004        1.055           1.165                  --
                                                               2003        1.000           1.055                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.324           1.655                  --
                                                               2004        1.083           1.324                  --
                                                               2003        1.000           1.083                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.239           1.339               9,977
                                                               2004        1.066           1.239                  --
                                                               2003        1.000           1.066                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.227           1.310              10,032
                                                               2004        1.078           1.227                  --
                                                               2003        1.000           1.078                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.147           1.172                  --
                                                               2004        1.061           1.147                  --
                                                               2003        1.000           1.061                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.143           1.232                  --
                                                               2004        1.069           1.143                  --
                                                               2003        1.000           1.069                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.132           1.151                  --
                                                               2004        1.065           1.132                  --
                                                               2003        1.000           1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.099           1.161                  --
                                                               2004        1.035           1.099                  --
                                                               2003        1.000           1.035                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.226           1.350                  --
                                                               2004        1.094           1.226                  --
                                                               2003        1.000           1.094                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        0.992           1.085                  --
                                                               2004        1.006           0.992                  --
                                                               2003        1.000           1.006                  --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.086           1.125                  --
                                                               2004        1.060           1.086                  --
                                                               2003        1.000           1.060                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.182           1.205                  --
                                                               2004        1.049           1.182                  --
                                                               2003        1.000           1.049                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.189           1.204                  --
                                                               2004        1.076           1.189                  --
                                                               2003        1.000           1.076                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.313           1.393                  --
                                                               2004        1.079           1.313                  --
                                                               2003        1.000           1.079                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.070           1.110                  --
                                                               2004        1.000           1.070                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.084           1.085                  --
                                                               2004        1.015           1.084                  --
                                                               2003        1.000           1.015                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.044           1.049                  --
                                                               2004        1.015           1.044                  --
                                                               2003        1.000           1.015                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.247           1.372                  --
                                                               2004        1.094           1.247                  --
                                                               2003        1.000           1.094                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.335           1.402                  --
                                                               2004        1.079           1.335                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.133           1.156                  --
                                                               2004        1.067           1.133                  --
                                                               2003        1.000           1.067                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Investors Fund -- Class I (3/03).........................   2005        1.159           1.211                  --
                                                               2004        1.071           1.159                  --
                                                               2003        1.000           1.071                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.027           1.060                  --
                                                               2004        1.042           1.027                  --
                                                               2003        1.000           1.042                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.187           1.221                  --
                                                               2004        1.051           1.187                  --
                                                               2003        1.000           1.051                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.086           1.158                  --
                                                               2004        1.040           1.086                  --
                                                               2003        1.000           1.040                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.089           1.072                  --
                                                               2004        1.044           1.089                  --
                                                               2003        1.000           1.044                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.185           1.306                  --
                                                               2004        1.037           1.185                  --
                                                               2003        1.000           1.037                  --

   Equity Income Portfolio (3/03)...........................   2005        1.143           1.171                  --
                                                               2004        1.060           1.143                  --
                                                               2003        1.000           1.060                  --

   Federated High Yield Portfolio (3/03)....................   2005        1.110           1.116                  --
                                                               2004        1.025           1.110                  --
                                                               2003        1.000           1.025                  --

   Federated Stock Portfolio (3/03).........................   2005        1.172           1.210                  --
                                                               2004        1.081           1.172                  --
                                                               2003        1.000           1.081                  --

   Large Cap Portfolio (3/03)...............................   2005        1.101           1.173                  --
                                                               2004        1.054           1.101                  --
                                                               2003        1.000           1.054                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Managed Allocation Series: Aggressive Portfolio (9/05)...      2005        1.000           1.026                  --

Managed Allocation Series: Conservative Portfolio
(12/05)..................................................      2005        1.006           1.008                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        0.994           1.038                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)...................................................      2005        1.000           1.050                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.024                  --

Mercury Large Cap Core Portfolio (3/03)..................      2005        1.181           1.298                  --
                                                               2004        1.039           1.181                  --
                                                               2003        1.000           1.039                  --

MFS Emerging Growth Portfolio (3/03).....................      2005        1.130           1.096                  --
                                                               2004        1.022           1.130                  --
                                                               2003        1.000           1.022                  --

MFS Mid Cap Growth Portfolio (3/03)......................      2005        1.141           1.153                  --
                                                               2004        1.020           1.141                  --
                                                               2003        1.000           1.020                  --

MFS Total Return Portfolio (3/03)........................      2005        1.150           1.161                  --
                                                               2004        1.052           1.150                  --
                                                               2003        1.000           1.052                  --

MFS Value Portfolio (5/04)...............................      2005        1.118           1.167                  --
                                                               2004        1.000           1.118                  --

Mondrian International Stock Portfolio (3/03)............      2005        1.226           1.317              10,151
                                                               2004        1.080           1.226                  --
                                                               2003        1.000           1.080                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.155           1.201                  --
                                                               2004        1.060           1.155                  --
                                                               2003        1.000           1.060                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.001                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.092           1.110                  --
                                                               2004        1.000           1.092                  --

   Strategic Equity Portfolio (3/03)........................   2005        1.154           1.155                  --
                                                               2004        1.067           1.154                  --
                                                               2003        1.000           1.067                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.071                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.980                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.029           1.026                  --
                                                               2004        1.016           1.029                  --
                                                               2003        1.000           1.016                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.049           1.073                  --
                                                               2004        1.000           1.049                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.996                  --
                                                               2004        1.000           0.992                  --
                                                               2003        1.000           1.000                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.079           1.105                  --
                                                               2004        1.000           1.079                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.243           1.269                  --
                                                               2004        1.079           1.243                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.058           1.119                  --
                                                               2004        1.039           1.058                  --
                                                               2003        1.000           1.039                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.183           1.354                  --
                                                               2004        1.048           1.183                  --
                                                               2003        1.000           1.048                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.038           1.228                  --
                                                               2004        1.045           1.038                  --
                                                               2003        1.000           1.045                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.320           1.528                  --
                                                               2004        1.080           1.320                  --
                                                               2003        1.000           1.080                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.447           1.675              45,457
                                                               2004        1.236           1.447              54,593
                                                               2003        1.000           1.236                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057             140,129
                                                               2004        1.000           1.065              35,113

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091              38,276
                                                               2004        1.000           1.073              35,707

   Money Market Portfolio (3/03)............................   2005        0.979           0.986              86,111
                                                               2004        0.989           0.979             465,719
                                                               2003        1.000           0.989                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.265           1.423              39,342
                                                               2004        1.193           1.265              12,302
                                                               2003        1.000           1.193               3,122

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.522           1.701             425,481
                                                               2004        1.370           1.522             234,452
                                                               2003        1.000           1.370              12,737

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.484           1.689           1,231,360
                                                               2004        1.347           1.484             923,187
                                                               2003        1.000           1.347              28,742

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.425           1.476           1,210,005
                                                               2004        1.318           1.425             940,189
                                                               2003        1.000           1.318              26,915

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.670           1.752             174,657
                                                               2004        1.298           1.670             181,465
                                                               2003        1.000           1.298               4,209

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.244           1.272              48,709
                                                               2004        1.210           1.244             112,323
                                                               2003        1.000           1.210               3,166

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.445           1.497             103,403
                                                               2004        1.325           1.445              92,570
                                                               2003        1.000           1.325                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.295             606,389
                                                               2004        1.074           1.201             452,973
                                                               2003        1.000           1.074                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293             264,001
                                                               2004        1.067           1.199             208,937
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.391           1.506             123,452
                                                               2004        1.261           1.391              95,667
                                                               2003        1.000           1.261               4,281

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.760           2.196             477,770
                                                               2004        1.441           1.760             175,212
                                                               2003        1.000           1.441                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.629           1.758             285,759
                                                               2004        1.404           1.629             246,113
                                                               2003        1.000           1.404                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.567           1.670             502,369
                                                               2004        1.379           1.567             284,951
                                                               2003        1.000           1.379               9,394

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.361           1.390             229,159
                                                               2004        1.261           1.361             182,896
                                                               2003        1.000           1.261               1,247

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.427           1.535              75,082
                                                               2004        1.335           1.427              53,354
                                                               2003        1.000           1.335                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.363           1.383              22,414
                                                               2004        1.284           1.363              22,418
                                                               2003        1.000           1.284                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.187           1.252                  --
                                                               2004        1.120           1.187              34,646
                                                               2003        1.000           1.120                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.342           1.476               1,381
                                                               2004        1.200           1.342               1,158
                                                               2003        1.000           1.200                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.402           1.531                  --
                                                               2004        1.424           1.402                  --
                                                               2003        1.000           1.424                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.317           1.362                  --
                                                               2004        1.287           1.317                  --
                                                               2003        1.000           1.287                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.496           1.523             109,468
                                                               2004        1.330           1.496             115,988
                                                               2003        1.000           1.330                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.366           1.382             644,943
                                                               2004        1.239           1.366             440,296
                                                               2003        1.000           1.239              12,045

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.523           1.614             405,956
                                                               2004        1.254           1.523             380,601
                                                               2003        1.000           1.254              14,144

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.107             245,415
                                                               2004        1.000           1.069             164,492

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.112           1.112             384,057
                                                               2004        1.043           1.112             514,310
                                                               2003        1.000           1.043               1,456

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.047           1.051             774,951
                                                               2004        1.020           1.047             519,365
                                                               2003        1.000           1.020              15,475

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.566           1.720              12,364
                                                               2004        1.376           1.566              23,385
                                                               2003        1.000           1.376               2,892

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.906           1.998              49,635
                                                               2004        1.542           1.906              16,112
                                                               2003        1.000           1.542               1,021

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.488           1.516             154,603
                                                               2004        1.403           1.488              66,682
                                                               2003        1.000           1.403               2,793

   Investors Fund -- Class I (3/03).........................   2005        1.433           1.494              19,417
                                                               2004        1.325           1.433              22,710
                                                               2003        1.000           1.325                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.362           1.404              32,630
                                                               2004        1.384           1.362              13,841
                                                               2003        1.000           1.384                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.723           1.770             164,255
                                                               2004        1.529           1.723             104,264
                                                               2003        1.000           1.529                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.312           1.397              81,925
                                                               2004        1.258           1.312              93,031
                                                               2003        1.000           1.258                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.243           1.222           1,216,833
                                                               2004        1.194           1.243           1,516,068
                                                               2003        1.000           1.194              10,500

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.536           1.691              23,485
                                                               2004        1.347           1.536              11,457
                                                               2003        1.000           1.347                  --

   Equity Income Portfolio (3/03)...........................   2005        1.419           1.452             141,616
                                                               2004        1.319           1.419             135,951
                                                               2003        1.000           1.319                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Federated High Yield Portfolio (3/03)....................      2005        1.249           1.255              49,177
                                                               2004        1.156           1.249              31,594
                                                               2003        1.000           1.156               1,648

Federated Stock Portfolio (3/03).........................      2005        1.398           1.441               2,771
                                                               2004        1.291           1.398               2,096
                                                               2003        1.000           1.291                  --

Large Cap Portfolio (3/03)...............................      2005        1.276           1.358              45,736
                                                               2004        1.223           1.276              22,564
                                                               2003        1.000           1.223                  --

Managed Allocation Series: Aggressive Portfolio (9/05)...      2005        1.000           1.026                  --

Managed Allocation Series: Conservative Portfolio
(12/05)..................................................      2005        1.005           1.007                  --

Managed Allocation Series: Moderate Portfolio (6/05).....      2005        0.994           1.037                  --

Managed Allocation Series: Moderate-Aggressive Portfolio
(6/05)...................................................      2005        1.000           1.050                  --

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................      2005        1.000           1.023                  --

Mercury Large Cap Core Portfolio (3/03)..................      2005        1.376           1.510             283,484
                                                               2004        1.213           1.376             206,393
                                                               2003        1.000           1.213              10,307

MFS Emerging Growth Portfolio (3/03).....................      2005        1.376           1.334                  --
                                                               2004        1.247           1.376                  --
                                                               2003        1.000           1.247                  --

MFS Mid Cap Growth Portfolio (3/03)......................      2005        1.472           1.485              23,234
                                                               2004        1.317           1.472              21,906
                                                               2003        1.000           1.317              11,566

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   MFS Total Return Portfolio (3/03)........................   2005        1.274           1.285             431,956
                                                               2004        1.168           1.274             440,081
                                                               2003        1.000           1.168              10,822

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.164              25,085
                                                               2004        1.000           1.117              48,449

   Mondrian International Stock Portfolio (3/03)............   2005        1.500           1.609             252,815
                                                               2004        1.323           1.500              86,451
                                                               2003        1.000           1.323                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.318           1.368              55,947
                                                               2004        1.211           1.318             159,854
                                                               2003        1.000           1.211                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.001               2,433

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.091           1.107             168,079
                                                               2004        1.000           1.091              98,398

   Strategic Equity Portfolio (3/03)........................   2005        1.369           1.368                  --
                                                               2004        1.269           1.369                  --
                                                               2003        1.000           1.269                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.071                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.041           1.036             123,686
                                                               2004        1.029           1.041             252,723
                                                               2003        1.000           1.029              11,845

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.070             166,408
                                                               2004        1.000           1.047               6,600

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990           1,373,996
                                                               2004        0.997           0.988           1,756,766
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.102                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.507           1.537             348,842
                                                               2004        1.311           1.507             292,501
                                                               2003        1.000           1.311                  --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.246           1.316                  --
                                                               2004        1.226           1.246                  --
                                                               2003        1.000           1.226                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.437           1.641             514,208
                                                               2004        1.274           1.437             512,381
                                                               2003        1.000           1.274              25,112

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.239           1.464              26,607
                                                               2004        1.249           1.239              28,672
                                                               2003        1.000           1.249                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.757           2.030             238,521
                                                               2004        1.439           1.757             223,889
                                                               2003        1.000           1.439               3,892

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.238           1.432                  --
                                                               2004        1.058           1.238                  --
                                                               2003        1.000           1.058                  --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.056                  --
                                                               2004        1.000           1.065                  --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.090                  --
                                                               2004        1.000           1.073                  --

   Money Market Portfolio (3/03)............................   2005        0.987           0.993                  --
                                                               2004        0.998           0.987                  --
                                                               2003        1.000           0.998                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.095           1.231                  --
                                                               2004        1.033           1.095                  --
                                                               2003        1.000           1.033                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.183           1.321                  --
                                                               2004        1.065           1.183                  --
                                                               2003        1.000           1.065                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.149           1.307                  --
                                                               2004        1.044           1.149                  --
                                                               2003        1.000           1.044                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.147           1.188                  --
                                                               2004        1.062           1.147                  --
                                                               2003        1.000           1.062                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.354           1.420                  --
                                                               2004        1.053           1.354                  --
                                                               2003        1.000           1.053                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.089           1.112                  --
                                                               2004        1.059           1.089                  --
                                                               2003        1.000           1.059                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.131           1.171                  --
                                                               2004        1.038           1.131                  --
                                                               2003        1.000           1.038                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.294                  --
                                                               2004        1.073           1.200                  --
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.291                  --
                                                               2004        1.067           1.198                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.162           1.258                  --
                                                               2004        1.054           1.162                  --
                                                               2003        1.000           1.054                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.321           1.648                  --
                                                               2004        1.083           1.321                  --
                                                               2003        1.000           1.083                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.236           1.333                  --
                                                               2004        1.066           1.236                  --
                                                               2003        1.000           1.066                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.224           1.304                  --
                                                               2004        1.078           1.224                  --
                                                               2003        1.000           1.078                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.144           1.167                  --
                                                               2004        1.060           1.144                  --
                                                               2003        1.000           1.060                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.141           1.227                  --
                                                               2004        1.068           1.141                  --
                                                               2003        1.000           1.068                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.130           1.146                  --
                                                               2004        1.065           1.130                  --
                                                               2003        1.000           1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.097           1.156                  --
                                                               2004        1.035           1.097                  --
                                                               2003        1.000           1.035                  --

   Global Life Sciences Portfolio -- Service Shares (3/03)..   2005        1.223           1.345                  --
                                                               2004        1.094           1.223                  --
                                                               2003        1.000           1.094                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        0.990           1.081                  --
                                                               2004        1.006           0.990                  --
                                                               2003        1.000           1.006                  --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.084           1.120                  --
                                                               2004        1.060           1.084                  --
                                                               2003        1.000           1.060                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.179           1.200                  --
                                                               2004        1.048           1.179                  --
                                                               2003        1.000           1.048                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.186           1.199                  --
                                                               2004        1.076           1.186                  --
                                                               2003        1.000           1.076                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.310           1.387                  --
                                                               2004        1.079           1.310                  --
                                                               2003        1.000           1.079                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.106                  --
                                                               2004        1.000           1.068                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.081           1.081                  --
                                                               2004        1.015           1.081                  --
                                                               2003        1.000           1.015                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.042           1.045                  --
                                                               2004        1.015           1.042                  --
                                                               2003        1.000           1.015                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.244           1.366                  --
                                                               2004        1.094           1.244                  --
                                                               2003        1.000           1.094                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.332           1.396                  --
                                                               2004        1.079           1.332                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.131           1.151                  --
                                                               2004        1.067           1.131                  --
                                                               2003        1.000           1.067                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Investors Fund -- Class I (3/03).........................   2005        1.157           1.206                  --
                                                               2004        1.071           1.157                  --
                                                               2003        1.000           1.071                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.025           1.055                  --
                                                               2004        1.042           1.025                  --
                                                               2003        1.000           1.042                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.184           1.216                  --
                                                               2004        1.051           1.184                  --
                                                               2003        1.000           1.051                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.083           1.153                  --
                                                               2004        1.039           1.083                  --
                                                               2003        1.000           1.039                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.086           1.067                  --
                                                               2004        1.044           1.086                  --
                                                               2003        1.000           1.044                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.182           1.301                  --
                                                               2004        1.037           1.182                  --
                                                               2003        1.000           1.037                  --

   Equity Income Portfolio (3/03)...........................   2005        1.140           1.166                  --
                                                               2004        1.060           1.140                  --
                                                               2003        1.000           1.060                  --

   Federated High Yield Portfolio (3/03)....................   2005        1.107           1.112                  --
                                                               2004        1.025           1.107                  --
                                                               2003        1.000           1.025                  --

   Federated Stock Portfolio (3/03).........................   2005        1.169           1.205                  --
                                                               2004        1.081           1.169                  --
                                                               2003        1.000           1.081                  --

   Large Cap Portfolio (3/03)...............................   2005        1.098           1.168                  --
                                                               2004        1.053           1.098                  --
                                                               2003        1.000           1.053                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                  --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.005           1.007                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.049                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.023                  --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.178           1.292                  --
                                                               2004        1.039           1.178                  --
                                                               2003        1.000           1.039                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.128           1.093                  --
                                                               2004        1.022           1.128                  --
                                                               2003        1.000           1.022                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.138           1.148                  --
                                                               2004        1.019           1.138                  --
                                                               2003        1.000           1.019                  --

   MFS Total Return Portfolio (3/03)........................   2005        1.147           1.156                  --
                                                               2004        1.052           1.147                  --
                                                               2003        1.000           1.052                  --

   MFS Value Portfolio (5/04)...............................   2005        1.117           1.163                  --
                                                               2004        1.000           1.117                  --

   Mondrian International Stock Portfolio (3/03)............   2005        1.224           1.312                  --
                                                               2004        1.080           1.224                  --
                                                               2003        1.000           1.080                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.153           1.196                  --
                                                               2004        1.060           1.153                  --
                                                               2003        1.000           1.060                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.106                  --
                                                               2004        1.000           1.090                  --

   Strategic Equity Portfolio (3/03)........................   2005        1.151           1.150                  --
                                                               2004        1.067           1.151                  --
                                                               2003        1.000           1.067                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.070                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.027           1.022                  --
                                                               2004        1.016           1.027                  --
                                                               2003        1.000           1.016                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.069                  --
                                                               2004        1.000           1.047                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.991                  --
                                                               2004        0.999           0.990                  --
                                                               2003        1.000           0.999                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.101                  --
                                                               2004        1.000           1.078                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.240           1.263                  --
                                                               2004        1.079           1.240                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.055           1.114                  --
                                                               2004        1.039           1.055                  --
                                                               2003        1.000           1.039                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.180           1.348                  --
                                                               2004        1.047           1.180                  --
                                                               2003        1.000           1.047                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.035           1.223                  --
                                                               2004        1.045           1.035                  --
                                                               2003        1.000           1.045                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.317           1.521                  --
                                                               2004        1.079           1.317                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.444           1.670              44,279
                                                               2004        1.235           1.444                  --
                                                               2003        1.000           1.235                  --

   High Yield Bond Trust (5/04).............................   2005        1.064           1.055              80,782
                                                               2004        1.000           1.064                  --

   Managed Assets Trust (5/04)..............................   2005        1.072           1.089              35,706
                                                               2004        1.000           1.072                  --

   Money Market Portfolio (3/03)............................   2005        0.977           0.983                  --
                                                               2004        0.989           0.977                  --
                                                               2003        1.000           0.989                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.263           1.419                  --
                                                               2004        1.192           1.263                  --
                                                               2003        1.000           1.192                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.520           1.696             311,115
                                                               2004        1.369           1.520             152,636
                                                               2003        1.000           1.369               7,894

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.482           1.684           1,157,392
                                                               2004        1.346           1.482             542,670
                                                               2003        1.000           1.346             119,024

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.422           1.472             738,222
                                                               2004        1.317           1.422             433,106
                                                               2003        1.007           1.317               3,553

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.667           1.748              20,620
                                                               2004        1.297           1.667                  --
                                                               2003        1.000           1.297                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.242           1.268               6,544
                                                               2004        1.209           1.242                  --
                                                               2003        1.000           1.209                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.442           1.493              41,812
                                                               2004        1.324           1.442                  --
                                                               2003        1.000           1.324                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293             103,561
                                                               2004        1.073           1.199                  --
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290              17,336
                                                               2004        1.067           1.197                  --
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.388           1.501             195,115
                                                               2004        1.260           1.388             129,222
                                                               2003        1.000           1.260              80,498

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.757           2.191             115,785
                                                               2004        1.440           1.757              10,803
                                                               2003        1.000           1.440                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.627           1.753             200,936
                                                               2004        1.403           1.627              32,716
                                                               2003        1.000           1.403                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.564           1.666             281,583
                                                               2004        1.378           1.564               7,737
                                                               2003        1.000           1.378                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.359           1.386             140,639
                                                               2004        1.260           1.359              63,632
                                                               2003        1.000           1.260                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.424           1.531               2,152
                                                               2004        1.334           1.424                  --
                                                               2003        1.000           1.334                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.361           1.380                  --
                                                               2004        1.283           1.361                  --
                                                               2003        1.000           1.283                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.185           1.248                  --
                                                               2004        1.119           1.185                  --
                                                               2003        1.000           1.119                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.340           1.472                  --
                                                               2004        1.199           1.340                  --
                                                               2003        1.000           1.199                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.399           1.527                  --
                                                               2004        1.423           1.399                  --
                                                               2003        1.000           1.423                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.315           1.358                  --
                                                               2004        1.286           1.315                  --
                                                               2003        1.000           1.286                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.493           1.519              63,025
                                                               2004        1.329           1.493               1,482
                                                               2003        1.000           1.329                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.364           1.378             221,399
                                                               2004        1.238           1.364             143,847
                                                               2003        1.000           1.238                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.520           1.610             173,155
                                                               2004        1.253           1.520              38,251
                                                               2003        1.000           1.253                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.105                  --
                                                               2004        1.000           1.068                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.109             208,749
                                                               2004        1.042           1.110             157,639
                                                               2003        1.000           1.042               8,555

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.046           1.048             611,269
                                                               2004        1.019           1.046             458,318
                                                               2003        0.998           1.019                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.563           1.716                  --
                                                               2004        1.375           1.563                  --
                                                               2003        1.018           1.375                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.903           1.993              26,730
                                                               2004        1.541           1.903              13,240
                                                               2003        1.000           1.541                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.485           1.512               1,675
                                                               2004        1.402           1.485             104,060
                                                               2003        1.000           1.402             102,702

   Investors Fund -- Class I (3/03).........................   2005        1.430           1.490               9,199
                                                               2004        1.324           1.430               1,406
                                                               2003        1.000           1.324                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.360           1.400               3,608
                                                               2004        1.383           1.360                  --
                                                               2003        1.000           1.383                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.720           1.765              20,331
                                                               2004        1.527           1.720              11,011
                                                               2003        1.000           1.527              11,011

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.309           1.393                  --
                                                               2004        1.257           1.309                  --
                                                               2003        1.000           1.257                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.241           1.218              44,547
                                                               2004        1.193           1.241                  --
                                                               2003        1.000           1.193                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.533           1.686                  --
                                                               2004        1.346           1.533                  --
                                                               2003        1.000           1.346                  --

   Equity Income Portfolio (3/03)...........................   2005        1.416           1.448             225,054
                                                               2004        1.318           1.416              83,992
                                                               2003        1.000           1.318               9,187

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Federated High Yield Portfolio (3/03)....................   2005        1.247           1.251               3,078
                                                               2004        1.155           1.247                  --
                                                               2003        1.000           1.155                  --

   Federated Stock Portfolio (3/03).........................   2005        1.395           1.437                  --
                                                               2004        1.290           1.395                  --
                                                               2003        1.000           1.290                  --

   Large Cap Portfolio (3/03)...............................   2005        1.274           1.354              32,294
                                                               2004        1.222           1.274               2,890
                                                               2003        1.000           1.222                  --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                  --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.005           1.007                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036             247,822

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.049             249,318

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.022             110,895

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.374           1.506              79,498
                                                               2004        1.212           1.374                  --
                                                               2003        1.000           1.212                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.374           1.331                  --
                                                               2004        1.246           1.374                  --
                                                               2003        1.000           1.246                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.469           1.481                  --
                                                               2004        1.316           1.469                  --
                                                               2003        1.000           1.316                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   MFS Total Return Portfolio (3/03)........................   2005        1.272           1.281             687,194
                                                               2004        1.167           1.272             170,874
                                                               2003        1.003           1.167              12,195

   MFS Value Portfolio (5/04)...............................   2005        1.116           1.163             359,684
                                                               2004        1.000           1.116              44,093

   Mondrian International Stock Portfolio (3/03)............   2005        1.497           1.604              66,903
                                                               2004        1.322           1.497              27,609
                                                               2003        1.000           1.322                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.316           1.364               6,297
                                                               2004        1.210           1.316                  --
                                                               2003        1.000           1.210                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.090           1.105             285,343
                                                               2004        1.000           1.090             123,208

   Strategic Equity Portfolio (3/03)........................   2005        1.367           1.365               2,341
                                                               2004        1.268           1.367                  --
                                                               2003        1.000           1.268                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.070               5,294

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.979                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.039           1.033              12,007
                                                               2004        1.029           1.039                  --
                                                               2003        1.000           1.029                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.068              59,199
                                                               2004        1.000           1.047                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988             102,498
                                                               2004        0.997           0.987             277,373
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.100                  --
                                                               2004        1.000           1.077                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.505           1.533             211,606
                                                               2004        1.310           1.505                  --
                                                               2003        1.000           1.310                  --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.244           1.313                  --
                                                               2004        1.225           1.244                  --
                                                               2003        1.000           1.225                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.434           1.637             113,211
                                                               2004        1.273           1.434                  --
                                                               2003        1.000           1.273                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.237           1.460                  --
                                                               2004        1.248           1.237                  --
                                                               2003        1.000           1.248                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.754           2.025             143,326
                                                               2004        1.438           1.754              18,434
                                                               2003        1.000           1.438                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.442           1.665              12,726
                                                               2004        1.234           1.442                  --
                                                               2003        1.000           1.234                  --

   High Yield Bond Trust (5/04).............................   2005        1.063           1.053              10,946
                                                               2004        1.000           1.063              10,946

   Managed Assets Trust (5/04)..............................   2005        1.072           1.088                  --
                                                               2004        1.000           1.072                  --

   Money Market Portfolio (3/03)............................   2005        0.975           0.981                  --
                                                               2004        0.988           0.975                  --
                                                               2003        1.000           0.988                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.261           1.415                  --
                                                               2004        1.191           1.261                  --
                                                               2003        1.000           1.191                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.517           1.691               2,644
                                                               2004        1.368           1.517               4,344
                                                               2003        1.000           1.368                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.479           1.680             244,595
                                                               2004        1.345           1.479             250,691
                                                               2003        1.000           1.345                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.420           1.468             149,489
                                                               2004        1.316           1.420             176,539
                                                               2003        1.000           1.316               2,830

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.664           1.743              39,879
                                                               2004        1.296           1.664              39,497
                                                               2003        1.000           1.296                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.240           1.265                  --
                                                               2004        1.208           1.240                  --
                                                               2003        1.000           1.208                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.440           1.489              16,129
                                                               2004        1.323           1.440                  --
                                                               2003        1.000           1.323                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.198           1.290               4,463
                                                               2004        1.073           1.198               2,121
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.196           1.287              49,669
                                                               2004        1.067           1.196              51,868
                                                               2003        1.000           1.067                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.386           1.497               9,287
                                                               2004        1.259           1.386               4,690
                                                               2003        1.000           1.259               2,907

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.754           2.185              50,633
                                                               2004        1.439           1.754              33,018
                                                               2003        1.000           1.439                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.624           1.748              22,827
                                                               2004        1.402           1.624              29,189
                                                               2003        1.000           1.402                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.561           1.661              17,999
                                                               2004        1.377           1.561               3,426
                                                               2003        1.000           1.377               2,800

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.357           1.382             192,293
                                                               2004        1.259           1.357             190,445
                                                               2003        1.000           1.259                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.422           1.527                  --
                                                               2004        1.333           1.422                  --
                                                               2003        1.000           1.333                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.358           1.376                  --
                                                               2004        1.283           1.358                  --
                                                               2003        1.000           1.283                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.183           1.245                  --
                                                               2004        1.118           1.183                  --
                                                               2003        1.000           1.118                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.338           1.468              75,074
                                                               2004        1.198           1.338              75,074
                                                               2003        1.000           1.198                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.397           1.523              40,595
                                                               2004        1.421           1.397              40,595
                                                               2003        1.000           1.421                  --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.313           1.354                  --
                                                               2004        1.285           1.313                  --
                                                               2003        1.000           1.285                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.491           1.515              10,166
                                                               2004        1.328           1.491                  --
                                                               2003        1.000           1.328                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.362           1.374             148,679
                                                               2004        1.237           1.362             133,090
                                                               2003        1.000           1.237                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.518           1.605              88,457
                                                               2004        1.252           1.518              39,363
                                                               2003        1.000           1.252                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.067           1.103               2,668
                                                               2004        1.000           1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.109           1.106               5,273
                                                               2004        1.042           1.109               5,008
                                                               2003        1.000           1.042                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.044           1.045              59,464
                                                               2004        1.018           1.044              51,269
                                                               2003        1.000           1.018               3,200

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.560           1.711                  --
                                                               2004        1.374           1.560                  --
                                                               2003        1.000           1.374                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.900           1.987              36,298
                                                               2004        1.540           1.900              32,258
                                                               2003        1.000           1.540                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.483           1.508              43,863
                                                               2004        1.401           1.483              41,099
                                                               2003        1.000           1.401                  --

   Investors Fund -- Class I (3/03).........................   2005        1.427           1.486                  --
                                                               2004        1.323           1.427                  --
                                                               2003        1.000           1.323                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.357           1.396                  --
                                                               2004        1.382           1.357                  --
                                                               2003        1.000           1.382                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.717           1.760                  --
                                                               2004        1.526           1.717                  --
                                                               2003        1.000           1.526                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.307           1.389                  --
                                                               2004        1.256           1.307                  --
                                                               2003        1.000           1.256                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.239           1.215             249,052
                                                               2004        1.192           1.239             291,489
                                                               2003        1.000           1.192                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.531           1.682                  --
                                                               2004        1.345           1.531                  --
                                                               2003        1.000           1.345                  --

   Equity Income Portfolio (3/03)...........................   2005        1.414           1.444              35,658
                                                               2004        1.317           1.414               9,822
                                                               2003        1.000           1.317                  --

   Federated High Yield Portfolio (3/03)....................   2005        1.245           1.248              15,787
                                                               2004        1.154           1.245               9,298
                                                               2003        1.000           1.154                  --

   Federated Stock Portfolio (3/03).........................   2005        1.393           1.433               2,334
                                                               2004        1.289           1.393                  --
                                                               2003        1.000           1.289                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Large Cap Portfolio (3/03)...............................   2005        1.271           1.351               4,855
                                                               2004        1.221           1.271                  --
                                                               2003        1.000           1.221                  --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025               6,807

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.036                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048              19,861

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.022              20,233

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.371           1.502              22,526
                                                               2004        1.211           1.371                  --
                                                               2003        1.000           1.211                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.371           1.329                  --
                                                               2004        1.245           1.371                  --
                                                               2003        1.000           1.245                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.466           1.477                  45
                                                               2004        1.315           1.466                  --
                                                               2003        1.000           1.315                  --

   MFS Total Return Portfolio (3/03)........................   2005        1.270           1.278              59,136
                                                               2004        1.166           1.270              16,985
                                                               2003        1.000           1.166               2,981

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.161              10,394
                                                               2004        1.000           1.115                  --

   Mondrian International Stock Portfolio (3/03)............   2005        1.495           1.600              32,896
                                                               2004        1.321           1.495              12,686
                                                               2003        1.000           1.321                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.314           1.361                  --
                                                               2004        1.210           1.314                  --
                                                               2003        1.000           1.210                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           1.000                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.103              20,359
                                                               2004        1.000           1.089              13,032

   Strategic Equity Portfolio (3/03)........................   2005        1.365           1.361                  --
                                                               2004        1.267           1.365                  --
                                                               2003        1.000           1.267                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.037           1.031              22,657
                                                               2004        1.028           1.037              19,691
                                                               2003        1.000           1.028                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.046           1.067              10,803
                                                               2004        1.000           1.046              10,803

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.985           0.986             664,366
                                                               2004        0.997           0.985             809,141
                                                               2003        1.000           0.997                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.098                  --
                                                               2004        1.000           1.077                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.502           1.528               6,013
                                                               2004        1.309           1.502               1,698
                                                               2003        1.000           1.309                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.242           1.309                  --
                                                               2004        1.224           1.242                  --
                                                               2003        1.000           1.224                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.432           1.632              46,080
                                                               2004        1.272           1.432              48,145
                                                               2003        1.000           1.272                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.234           1.456                  --
                                                               2004        1.247           1.234                  --
                                                               2003        1.000           1.247                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.751           2.019              55,392
                                                               2004        1.437           1.751              57,438
                                                               2003        1.000           1.437                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.235           1.426                  --
                                                               2004        1.058           1.235                  --
                                                               2003        1.000           1.058                  --

   High Yield Bond Trust (5/04).............................   2005        1.063           1.052                  --
                                                               2004        1.000           1.063                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.087                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/03)............................   2005        0.984           0.989                  --
                                                               2004        0.998           0.984                  --
                                                               2003        1.000           0.998                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.093           1.226                  --
                                                               2004        1.033           1.093                  --
                                                               2003        1.000           1.033                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.180           1.315                  --
                                                               2004        1.064           1.180                  --
                                                               2003        1.000           1.064                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.146           1.301                  --
                                                               2004        1.043           1.146                  --
                                                               2003        1.000           1.043                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.145           1.183                  --
                                                               2004        1.062           1.145                  --
                                                               2003        1.000           1.062                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.351           1.414                  --
                                                               2004        1.052           1.351                  --
                                                               2003        1.000           1.052                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.086           1.108                  --
                                                               2004        1.059           1.086                  --
                                                               2003        1.000           1.059                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.129           1.167                  --
                                                               2004        1.038           1.129                  --
                                                               2003        1.000           1.038                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.289                  --
                                                               2004        1.073           1.197                  --
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.286                  --
                                                               2004        1.066           1.195                  --
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.160           1.252                  --
                                                               2004        1.054           1.160                  --
                                                               2003        1.000           1.054                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.318           1.641                  --
                                                               2004        1.082           1.318                  --
                                                               2003        1.000           1.082                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.234           1.328                  --
                                                               2004        1.066           1.234                  --
                                                               2003        1.000           1.066                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.221           1.299                  --
                                                               2004        1.078           1.221                  --
                                                               2003        1.000           1.078                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.142           1.162                  --
                                                               2004        1.060           1.142                  --
                                                               2003        1.000           1.060                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.138           1.222                  --
                                                               2004        1.068           1.138                  --
                                                               2003        1.000           1.068                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.127           1.141                  --
                                                               2004        1.065           1.127                  --
                                                               2003        1.000           1.065                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.094           1.151                  --
                                                               2004        1.035           1.094                  --
                                                               2003        1.000           1.035                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.220           1.339                  --
                                                               2004        1.094           1.220                  --
                                                               2003        1.000           1.094                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        0.987           1.076                  --
                                                               2004        1.005           0.987                  --
                                                               2003        1.000           1.005                  --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.082           1.115                  --
                                                               2004        1.059           1.082                  --
                                                               2003        1.000           1.059                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.176           1.195                  --
                                                               2004        1.048           1.176                  --
                                                               2003        1.000           1.048                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.184           1.194                  --
                                                               2004        1.076           1.184                  --
                                                               2003        1.000           1.076                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.307           1.382                  --
                                                               2004        1.079           1.307                  --
                                                               2003        1.000           1.079                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.067           1.102                  --
                                                               2004        1.000           1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.079           1.076                  --
                                                               2004        1.014           1.079                  --
                                                               2003        1.000           1.014                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.040           1.040                  --
                                                               2004        1.015           1.040                  --
                                                               2003        1.000           1.015                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.241           1.361                  --
                                                               2004        1.094           1.241                  --
                                                               2003        1.000           1.094                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.329           1.390                  --
                                                               2004        1.078           1.329                  --
                                                               2003        1.000           1.078                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.128           1.146                  --
                                                               2004        1.066           1.128                  --
                                                               2003        1.000           1.066                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Investors Fund -- Class I (3/03).........................   2005        1.154           1.201                  --
                                                               2004        1.071           1.154                  --
                                                               2003        1.000           1.071                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.022           1.051                  --
                                                               2004        1.041           1.022                  --
                                                               2003        1.000           1.041                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.182           1.211                  --
                                                               2004        1.051           1.182                  --
                                                               2003        1.000           1.051                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.081           1.148                  --
                                                               2004        1.039           1.081                  --
                                                               2003        1.000           1.039                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.084           1.063                  --
                                                               2004        1.044           1.084                  --
                                                               2003        1.000           1.044                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.179           1.295                  --
                                                               2004        1.037           1.179                  --
                                                               2003        1.000           1.037                  --

   Equity Income Portfolio (3/03)...........................   2005        1.137           1.161                  --
                                                               2004        1.060           1.137                  --
                                                               2003        1.000           1.060                  --

   Federated High Yield Portfolio (3/03)....................   2005        1.105           1.107                  --
                                                               2004        1.025           1.105                  --
                                                               2003        1.000           1.025                  --

   Federated Stock Portfolio (3/03).........................   2005        1.167           1.200                  --
                                                               2004        1.080           1.167                  --
                                                               2003        1.000           1.080                  --

   Large Cap Portfolio (3/03)...............................   2005        1.096           1.163                  --
                                                               2004        1.053           1.096                  --
                                                               2003        1.000           1.053                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                  --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035                  --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                  --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.176           1.287                  --
                                                               2004        1.039           1.176                  --
                                                               2003        1.000           1.039                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.125           1.090                  --
                                                               2004        1.022           1.125                  --
                                                               2003        1.000           1.022                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.136           1.143                  --
                                                               2004        1.019           1.136                  --
                                                               2003        1.000           1.019                  --

   MFS Total Return Portfolio (3/03)........................   2005        1.145           1.151                  --
                                                               2004        1.051           1.145                  --
                                                               2003        1.000           1.051                  --

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.160                  --
                                                               2004        1.000           1.115                  --

   Mondrian International Stock Portfolio (3/03)............   2005        1.221           1.306                  --
                                                               2004        1.080           1.221                  --
                                                               2003        1.000           1.080                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.150           1.191                  --
                                                               2004        1.059           1.150                  --
                                                               2003        1.000           1.059                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.089           1.102                  --
                                                               2004        1.000           1.089                  --

   Strategic Equity Portfolio (3/03)........................   2005        1.149           1.145                  --
                                                               2004        1.067           1.149                  --
                                                               2003        1.000           1.067                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.025           1.017                  --
                                                               2004        1.016           1.025                  --
                                                               2003        1.000           1.016                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.046           1.066                  --
                                                               2004        1.000           1.046                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.987                  --
                                                               2004        0.999           0.987                  --
                                                               2003        1.000           0.999                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.098                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.237           1.258                  --
                                                               2004        1.078           1.237                  --
                                                               2003        1.000           1.078                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.053           1.110                  --
                                                               2004        1.039           1.053                  --
                                                               2003        1.000           1.039                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.178           1.342                  --
                                                               2004        1.047           1.178                  --
                                                               2003        1.000           1.047                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.033           1.218                  --
                                                               2004        1.044           1.033                  --
                                                               2003        1.000           1.044                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.314           1.515                  --
                                                               2004        1.079           1.314                  --
                                                               2003        1.000           1.079                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.439           1.661              24,733
                                                               2004        1.233           1.439                  --
                                                               2003        1.000           1.233                  --

   High Yield Bond Trust (5/04).............................   2005        1.063           1.051                  --
                                                               2004        1.000           1.063                  --

   Managed Assets Trust (5/04)..............................   2005        1.071           1.086                  --
                                                               2004        1.000           1.071                  --

   Money Market Portfolio (3/03)............................   2005        0.973           0.978                  --
                                                               2004        0.987           0.973                  --
                                                               2003        1.000           0.987                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.258           1.411                  --
                                                               2004        1.190           1.258                  --
                                                               2003        1.000           1.190                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.514           1.687             118,392
                                                               2004        1.367           1.514              51,125
                                                               2003        1.000           1.367              14,765

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.476           1.675             223,285
                                                               2004        1.344           1.476              74,657
                                                               2003        1.000           1.344              27,774

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.417           1.464             158,736
                                                               2004        1.315           1.417             129,297
                                                               2003        1.007           1.315              78,652

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.661           1.738              57,737
                                                               2004        1.295           1.661                  --
                                                               2003        1.000           1.295                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.238           1.261                  --
                                                               2004        1.207           1.238                  --
                                                               2003        1.000           1.207                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.437           1.485                  --
                                                               2004        1.322           1.437                  --
                                                               2003        1.000           1.322                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.287              29,911
                                                               2004        1.073           1.197                  --
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284              13,269
                                                               2004        1.066           1.195                  --
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.383           1.493              15,819
                                                               2004        1.258           1.383              15,819
                                                               2003        1.000           1.258                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.751           2.179              63,578
                                                               2004        1.438           1.751                  --
                                                               2003        1.000           1.438                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.621           1.744              37,369
                                                               2004        1.401           1.621                  --
                                                               2003        1.000           1.401                  --

   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.558           1.656              45,642
                                                               2004        1.376           1.558                  --
                                                               2003        1.000           1.376                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.354           1.378               1,977
                                                               2004        1.258           1.354                  --
                                                               2003        1.000           1.258                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.419           1.523              22,017
                                                               2004        1.332           1.419                  --
                                                               2003        1.000           1.332                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.356           1.372                  --
                                                               2004        1.282           1.356                  --
                                                               2003        1.000           1.282                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.181           1.241                  --
                                                               2004        1.117           1.181                  --
                                                               2003        1.000           1.117                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.335           1.464                  --
                                                               2004        1.197           1.335                  --
                                                               2003        1.000           1.197                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.395           1.519                  --
                                                               2004        1.420           1.395                  --
                                                               2003        1.000           1.420                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.310           1.351                  --
                                                               2004        1.284           1.310                  --
                                                               2003        1.000           1.284                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.488           1.511               8,071
                                                               2004        1.327           1.488                  --
                                                               2003        1.000           1.327                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.360           1.371              33,213
                                                               2004        1.236           1.360                  --
                                                               2003        1.000           1.236                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.515           1.601             103,206
                                                               2004        1.251           1.515              18,863
                                                               2003        1.000           1.251               9,172

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.067           1.101                  --
                                                               2004        1.000           1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.107           1.103               4,167
                                                               2004        1.041           1.107               5,645
                                                               2003        1.000           1.041                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.042           1.042              56,281
                                                               2004        1.017           1.042             139,247
                                                               2003        0.998           1.017              24,671

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.557           1.706              14,698
                                                               2004        1.373           1.557              14,698
                                                               2003        1.018           1.373                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.896           1.982                  --
                                                               2004        1.539           1.896                  --
                                                               2003        1.000           1.539                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.480           1.504              23,917
                                                               2004        1.400           1.480              23,917
                                                               2003        1.000           1.400                  --

   Investors Fund -- Class I (3/03).........................   2005        1.425           1.482                  --
                                                               2004        1.322           1.425                  --
                                                               2003        1.000           1.322                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.355           1.392                  --
                                                               2004        1.381           1.355                  --
                                                               2003        1.000           1.381                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.714           1.755              57,869
                                                               2004        1.525           1.714                  --
                                                               2003        1.000           1.525                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.305           1.385              23,629
                                                               2004        1.255           1.305              23,629
                                                               2003        1.000           1.255                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.236           1.212                  --
                                                               2004        1.191           1.236                  --
                                                               2003        1.000           1.191                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.528           1.677                  --
                                                               2004        1.344           1.528                  --
                                                               2003        1.000           1.344                  --

   Equity Income Portfolio (3/03)...........................   2005        1.411           1.440              15,000
                                                               2004        1.316           1.411               7,550
                                                               2003        1.000           1.316                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Federated High Yield Portfolio (3/03)....................   2005        1.243           1.244                  --
                                                               2004        1.153           1.243                  --
                                                               2003        1.000           1.153                  --

   Federated Stock Portfolio (3/03).........................   2005        1.390           1.430                  --
                                                               2004        1.288           1.390                  --
                                                               2003        1.000           1.288                  --

   Large Cap Portfolio (3/03)...............................   2005        1.269           1.347                  --
                                                               2004        1.220           1.269                  --
                                                               2003        1.000           1.220                  --

   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.025                  --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035               5,148

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.048             118,459

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                  --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.369           1.498                  --
                                                               2004        1.210           1.369                  --
                                                               2003        1.000           1.210                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.369           1.326                  --
                                                               2004        1.244           1.369                  --
                                                               2003        1.000           1.244                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.464           1.473                  --
                                                               2004        1.314           1.464                  --
                                                               2003        1.000           1.314                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   MFS Total Return Portfolio (3/03)........................   2005        1.268           1.274              94,291
                                                               2004        1.165           1.268                  --
                                                               2003        1.003           1.165                  --

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.159              18,333
                                                               2004        1.000           1.115                  --

   Mondrian International Stock Portfolio (3/03)............   2005        1.492           1.595               2,174
                                                               2004        1.320           1.492                  --
                                                               2003        1.000           1.320                  --

   Pioneer Fund Portfolio (5/03)............................   2005        1.311           1.357              11,942
                                                               2004        1.209           1.311                  --
                                                               2003        1.000           1.209                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.088           1.102              39,186
                                                               2004        1.000           1.088                  --

   Strategic Equity Portfolio (3/03)........................   2005        1.362           1.357              23,784
                                                               2004        1.266           1.362              23,784
                                                               2003        1.000           1.266                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.069                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.978                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.036           1.028              31,316
                                                               2004        1.027           1.036                  --
                                                               2003        1.000           1.027                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.045           1.065              23,406
                                                               2004        1.000           1.045                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.984           0.983                  --
                                                               2004        0.996           0.984                  --
                                                               2003        1.000           0.996                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.097                  --
                                                               2004        1.000           1.076                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.499           1.524              68,000
                                                               2004        1.308           1.499                  --
                                                               2003        1.000           1.308                  --

   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.240           1.306                  --
                                                               2004        1.223           1.240                  --
                                                               2003        1.000           1.223                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.429           1.628             187,097
                                                               2004        1.271           1.429                  --
                                                               2003        1.000           1.271                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.232           1.452                  --
                                                               2004        1.246           1.232                  --
                                                               2003        1.000           1.246                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.748           2.014             110,845
                                                               2004        1.436           1.748                  --
                                                               2003        1.000           1.436                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/03).........................   2005        1.437           1.656                  --
                                                               2004        1.232           1.437                  --
                                                               2003        1.000           1.232                  --

   High Yield Bond Trust (5/04).............................   2005        1.062           1.050                  --
                                                               2004        1.000           1.062                  --

   Managed Assets Trust (5/04)..............................   2005        1.070           1.084                  --
                                                               2004        1.000           1.070                  --

   Money Market Portfolio (3/03)............................   2005        0.972           0.975                  --
                                                               2004        0.986           0.972             186,454
                                                               2003        1.000           0.986                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (3/03)...................................................   2005        1.256           1.407                  --
                                                               2004        1.189           1.256              19,490
                                                               2003        1.000           1.189                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (3/03)..............   2005        1.512           1.682              29,473
                                                               2004        1.366           1.512               9,759
                                                               2003        1.000           1.366                  --

   Growth Fund -- Class 2 Shares (3/03).....................   2005        1.474           1.670              70,719
                                                               2004        1.343           1.474              30,894
                                                               2003        1.000           1.343                  --

   Growth-Income Fund -- Class 2 Shares (3/03)..............   2005        1.414           1.460              72,259
                                                               2004        1.314           1.414              45,500
                                                               2003        1.000           1.314                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/03)........   2005        1.658           1.733               8,725
                                                               2004        1.294           1.658               6,664
                                                               2003        1.000           1.294                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (3/03)...................................................   2005        1.235           1.258                  --
                                                               2004        1.206           1.235                  --
                                                               2003        1.000           1.206                  --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (3/03)............................................   2005        1.435           1.481              14,879
                                                               2004        1.321           1.435              11,502
                                                               2003        1.000           1.321                  --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284              28,342
                                                               2004        1.073           1.195              60,770
                                                               2003        1.000           1.073                  --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.193           1.282              19,528
                                                               2004        1.066           1.193              19,916
                                                               2003        1.000           1.066                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (3/03)...   2005        1.381           1.489                  --
                                                               2004        1.257           1.381                  --
                                                               2003        1.000           1.257                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.748           2.173              13,780
                                                               2004        1.437           1.748               3,240
                                                               2003        1.000           1.437                  --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.618           1.739              33,803
                                                               2004        1.400           1.618              14,636
                                                               2003        1.000           1.400                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (3/03)...................................................   2005        1.556           1.652              15,124
                                                               2004        1.375           1.556              15,043
                                                               2003        1.000           1.375                  --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/03).........   2005        1.352           1.374                  --
                                                               2004        1.257           1.352                  --
                                                               2003        1.000           1.257                  --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (3/03)....................................   2005        1.417           1.518              20,207
                                                               2004        1.331           1.417              18,249
                                                               2003        1.000           1.331                  --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (3/03)..........................................   2005        1.354           1.368                  --
                                                               2004        1.281           1.354                  --
                                                               2003        1.000           1.281                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/03)..............   2005        1.179           1.238                  --
                                                               2004        1.116           1.179                  --
                                                               2003        1.000           1.116                  --

   Global Life Sciences Portfolio -- Service Shares
   (3/03)...................................................   2005        1.333           1.460                  --
                                                               2004        1.196           1.333                  --
                                                               2003        1.000           1.196                  --

   Global Technology Portfolio -- Service Shares (3/03).....   2005        1.392           1.515                  --
                                                               2004        1.419           1.392                  --
                                                               2003        1.000           1.419                  --

   Worldwide Growth Portfolio -- Service Shares (3/03)......   2005        1.308           1.347                  --
                                                               2004        1.283           1.308                  --
                                                               2003        1.000           1.283                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.486           1.507                  --
                                                               2004        1.326           1.486                  --
                                                               2003        1.000           1.326                  --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.357           1.367              17,620
                                                               2004        1.235           1.357              17,110
                                                               2003        1.000           1.235                  --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.513           1.597               3,267
                                                               2004        1.250           1.513               3,417
                                                               2003        1.000           1.250                  --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.066           1.099               7,810
                                                               2004        1.000           1.066               7,810

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.105           1.100              20,886
                                                               2004        1.040           1.105              19,893
                                                               2003        1.000           1.040                  --

   Total Return Portfolio -- Administrative Class (3/03)....   2005        1.040           1.039              19,436
                                                               2004        1.017           1.040              51,840
                                                               2003        1.000           1.017                  --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (3/03)...................................................   2005        1.555           1.701                  --
                                                               2004        1.372           1.555                  --
                                                               2003        1.000           1.372                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (3/03)...................................................   2005        1.893           1.976                  --
                                                               2004        1.538           1.893                  --
                                                               2003        1.000           1.538                  --
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/03)...........................   2005        1.477           1.499               9,627
                                                               2004        1.399           1.477               7,427
                                                               2003        1.000           1.399                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Investors Fund -- Class I (3/03).........................   2005        1.422           1.478                  --
                                                               2004        1.321           1.422                  --
                                                               2003        1.000           1.321                  --

   Large Cap Growth Fund -- Class I (3/03)..................   2005        1.353           1.388                  --
                                                               2004        1.380           1.353                  --
                                                               2003        1.000           1.380                  --

   Small Cap Growth Fund -- Class I (3/03)..................   2005        1.711           1.751                  --
                                                               2004        1.524           1.711                  --
                                                               2003        1.000           1.524                  --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (3/03)................   2005        1.303           1.381                  --
                                                               2004        1.254           1.303                  --
                                                               2003        1.000           1.254                  --

   Convertible Securities Portfolio (3/03)..................   2005        1.234           1.208                  --
                                                               2004        1.191           1.234                  --
                                                               2003        1.000           1.191                  --

   Disciplined Mid Cap Stock Portfolio (3/03)...............   2005        1.525           1.673                  --
                                                               2004        1.343           1.525                  --
                                                               2003        1.000           1.343                  --

   Equity Income Portfolio (3/03)...........................   2005        1.409           1.436                  --
                                                               2004        1.315           1.409                  --
                                                               2003        1.000           1.315                  --

   Federated High Yield Portfolio (3/03)....................   2005        1.240           1.241               8,596
                                                               2004        1.152           1.240               8,596
                                                               2003        1.000           1.152                  --

   Federated Stock Portfolio (3/03).........................   2005        1.388           1.426               7,268
                                                               2004        1.287           1.388               7,137
                                                               2003        1.000           1.287                  --

   Large Cap Portfolio (3/03)...............................   2005        1.267           1.343                  --
                                                               2004        1.219           1.267                  --
                                                               2003        1.000           1.219                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Managed Allocation Series: Aggressive Portfolio (9/05)...   2005        1.000           1.024                  --

   Managed Allocation Series: Conservative Portfolio
   (12/05)..................................................   2005        1.004           1.006                  --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        0.994           1.035             107,862

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (6/05)...................................................   2005        1.000           1.047                  --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.000           1.021                  --

   Mercury Large Cap Core Portfolio (3/03)..................   2005        1.366           1.493              13,868
                                                               2004        1.209           1.366              33,604
                                                               2003        1.000           1.209                  --

   MFS Emerging Growth Portfolio (3/03).....................   2005        1.366           1.324                  --
                                                               2004        1.243           1.366                  --
                                                               2003        1.000           1.243                  --

   MFS Mid Cap Growth Portfolio (3/03)......................   2005        1.461           1.469                  --
                                                               2004        1.313           1.461                  --
                                                               2003        1.000           1.313                  --

   MFS Total Return Portfolio (3/03)........................   2005        1.265           1.271               6,466
                                                               2004        1.164           1.265               6,466
                                                               2003        1.000           1.164                  --

   MFS Value Portfolio (5/04)...............................   2005        1.114           1.157              45,265
                                                               2004        1.000           1.114                  --

   Mondrian International Stock Portfolio (3/03)............   2005        1.489           1.591               5,892
                                                               2004        1.319           1.489               5,892
                                                               2003        1.000           1.319                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.309           1.353                  --
                                                               2004        1.208           1.309                  --
                                                               2003        1.000           1.208                  --

   Pioneer Mid Cap Value Portfolio (7/05)...................   2005        1.000           0.999                  --

   Pioneer Strategic Income Portfolio (5/04)................   2005        1.088           1.100                  --
                                                               2004        1.000           1.088                  --

   Strategic Equity Portfolio (3/03)........................   2005        1.360           1.353                  --
                                                               2004        1.265           1.360                  --
                                                               2003        1.000           1.265                  --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.000           1.068                  --

   Style Focus Series: Small Cap Value Portfolio (7/05).....   2005        1.000           0.977                  --

   Travelers Quality Bond Portfolio (3/03)..................   2005        1.034           1.025                  --
                                                               2004        1.026           1.034                  --
                                                               2003        1.000           1.026                  --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.045           1.063                  --
                                                               2004        1.000           1.045                  --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.983           0.981                  --
                                                               2004        0.996           0.983                  --
                                                               2003        1.000           0.996                  --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.075           1.095                  --
                                                               2004        1.000           1.075                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/03).............   2005        1.497           1.520                  --
                                                               2004        1.307           1.497                  --
                                                               2003        1.000           1.307                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Enterprise Portfolio -- Class II Shares (3/03)...........   2005        1.237           1.302                  --
                                                               2004        1.222           1.237                  --
                                                               2003        1.000           1.222                  --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class 2 (3/03)........   2005        1.427           1.623               9,828
                                                               2004        1.270           1.427               7,742
                                                               2003        1.000           1.270                  --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (3/03).................................................   2005        1.230           1.448                  --
                                                               2004        1.245           1.230                  --
                                                               2003        1.000           1.245                  --

   Mid Cap Portfolio -- Service Class 2 (3/03)..............   2005        1.744           2.008               2,644
                                                               2004        1.435           1.744               2,964
                                                               2003        1.000           1.435                  --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Series Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

                            SCUDDER ADVOCATE ADVISOR

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.293           1.483                  --
                                                               2004        1.067           1.293                  --
                                                               2003        1.000           1.067                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.618           2.031               4,712
                                                               2004        1.320           1.618               4,712
                                                               2003        1.000           1.320                  --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.434           1.634                  --
                                                               2004        1.238           1.434                  --
                                                               2003        1.000           1.238                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (7/03)...................................................   2005        1.314           1.404                  --
                                                               2004        1.172           1.314                  --
                                                               2003        1.000           1.172                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03)...................................   2005        1.170           1.187                  --
                                                               2004        1.126           1.170                  --
                                                               2003        1.000           1.126                  --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.493           1.631               6,643
                                                               2004        1.164           1.493              46,068
                                                               2003        1.000           1.164              46,232

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.006             139,444

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.224           1.115                  --
                                                               2004        1.128           1.224                  --
                                                               2003        1.000           1.128                  --

   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.177           1.253                  --
                                                               2004        1.115           1.177                  --
                                                               2003        1.000           1.115                  --

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.515           1.755                 487
                                                               2004        1.254           1.515                 542
                                                               2003        1.000           1.254                  --

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.215           1.260                  --
                                                               2004        1.128           1.215              95,096
                                                               2003        1.000           1.128              95,096

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.203           1.276               1,295
                                                               2004        1.123           1.203               1,695
                                                               2003        1.000           1.123               1,621

   International Portfolio -- Class B (7/03)................   2005        1.352           1.535              13,588
                                                               2004        1.185           1.352              14,038
                                                               2003        1.000           1.185               1,571

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.996                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.311           1.411              60,519
                                                               2004        1.156           1.311              61,107
                                                               2003        1.000           1.156               2,385

   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.042           1.058              76,790
                                                               2004        1.017           1.042                  --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        1.010           1.009              27,604
                                                               2004        0.989           1.010              28,039
                                                               2003        1.000           0.989               3,028

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.324           1.592               1,046
                                                               2004        1.180           1.324               1,558
                                                               2003        1.000           1.180               1,577

   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        1.010           1.013              10,181
                                                               2004        0.996           1.010             110,795
                                                               2003        1.000           0.996             110,795

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.076           1.110                  --
                                                               2004        1.020           1.076                  --

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.140           1.096                  --
                                                               2004        1.108           1.140                  --
                                                               2003        1.000           1.108                  --

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.095           1.139                  --
                                                               2004        1.032           1.095                  --

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.201           1.219              19,195
                                                               2004        1.092           1.201              19,740
                                                               2003        1.000           1.092               2,759

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.058           1.084                  --
                                                               2004        1.020           1.058                  --

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.399           1.565                 710
                                                               2004        1.210           1.399                 988
                                                               2003        1.000           1.210               1,023

   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.037           1.149                  --
                                                               2004        1.000           1.037                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.184           1.333                  --
                                                               2004        1.165           1.184                  --
                                                               2003        1.000           1.165                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.977           0.982              10,891
                                                               2004        0.990           0.977              10,891
                                                               2003        1.000           0.990                  --

   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.286           1.428                  --
                                                               2004        1.176           1.286                  --
                                                               2003        1.000           1.176                  --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.229           1.287              15,274
                                                               2004        1.133           1.229              15,300
                                                               2003        1.000           1.133                  --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.047           1.047              13,330
                                                               2004        0.985           1.047              13,609
                                                               2003        1.000           0.985              11,988

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.211           1.227               1,318
                                                               2004        1.216           1.211               1,665
                                                               2003        1.000           1.216               1,512

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.053           1.131                  --
                                                               2004        1.000           1.053                  --

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.110           1.131              26,386
                                                               2004        1.063           1.110             269,943
                                                               2003        1.000           1.063             243,527

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.266           1.357              83,330
                                                               2004        1.158           1.266              83,330
                                                               2003        1.000           1.158              35,354

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.236           1.207               1,820
                                                               2004        1.130           1.236               2,210
                                                               2003        1.000           1.130               2,181

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.297           1.368              29,969
                                                               2004        1.163           1.297              27,371
                                                               2003        1.000           1.163              27,378

   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.533           1.652              20,492
                                                               2004        1.245           1.533              18,429
                                                               2003        1.000           1.245              11,804

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.114           1.017                  --
                                                               2004        1.118           1.114                  --
                                                               2003        1.000           1.118              26,098

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.260           1.177                  --
                                                               2004        1.158           1.260                  --
                                                               2003        1.000           1.158                  --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.251           1.247              14,924
                                                               2004        1.163           1.251              12,063
                                                               2003        1.000           1.163              12,013

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.222           1.242                  --
                                                               2004        1.132           1.222             112,290
                                                               2003        1.000           1.132                  --

   SVS Janus Growth And Income Portfolio -- Class B
   (7/03)...................................................   2005        1.221           1.338                  --
                                                               2004        1.120           1.221                  --
                                                               2003        1.000           1.120                  --

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.223           1.285                  --
                                                               2004        1.110           1.223                  --
                                                               2003        1.000           1.110                  --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)......   2005        1.293           1.261                  --
                                                               2004        1.122           1.293             241,423
                                                               2003        1.000           1.122             241,423

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.182           1.107                  --
                                                               2004        1.194           1.182                  --
                                                               2003        1.000           1.194                  --

   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.317           1.438                  --
                                                               2004        1.213           1.317                  --
                                                               2003        1.000           1.213                  --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.087           1.154              26,846
                                                               2004        1.063           1.087             271,504
                                                               2003        1.000           1.063             271,504

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.187           1.330                  --
                                                               2004        1.121           1.187                  --
                                                               2003        1.000           1.121                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.300           1.489                  --
                                                               2004        1.073           1.300                  --
                                                               2003        1.000           1.073                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.278           1.604                  --
                                                               2004        1.043           1.278                  --
                                                               2003        1.000           1.043                  --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.194           1.361                  --
                                                               2004        1.032           1.194                  --
                                                               2003        0.968           1.032                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (7/03)...................................................   2005        1.153           1.232                  --
                                                               2004        1.029           1.153                  --
                                                               2003        1.000           1.029                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --

   Service Shares (12/03)...................................   2005        1.085           1.100                  --
                                                               2004        1.044           1.085                  --
                                                               2003        1.024           1.044                  --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.339           1.462                  --
                                                               2004        1.045           1.339                  --
                                                               2003        1.000           1.045                  --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.006                  --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.091           0.993                  --
                                                               2004        1.006           1.091                  --
                                                               2003        1.000           1.006                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.100           1.171                  --
                                                               2004        1.043           1.100                  --
                                                               2003        1.000           1.043                  --

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.293           1.497                  --
                                                               2004        1.070           1.293                  --
                                                               2003        1.000           1.070                  --

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.137           1.179                  --
                                                               2004        1.056           1.137                  --
                                                               2003        1.000           1.056                  --

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.167           1.237                  --
                                                               2004        1.090           1.167                  --
                                                               2003        1.000           1.090                  --

   International Portfolio -- Class B (7/03)................   2005        1.239           1.406                  --
                                                               2004        1.087           1.239                  --
                                                               2003        1.000           1.087                  --

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.995                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.200           1.291                  --
                                                               2004        1.059           1.200                  --
                                                               2003        1.000           1.059                  --

   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.041           1.057                  --
                                                               2004        1.017           1.041                  --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        1.038           1.037                  --
                                                               2004        1.017           1.038                  --
                                                               2003        1.000           1.017                  --

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.209           1.453                  --
                                                               2004        1.078           1.209                  --
                                                               2003        1.000           1.078                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        1.023           1.026                  --
                                                               2004        1.009           1.023                  --
                                                               2003        1.000           1.009                  --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.076           1.109                  --
                                                               2004        1.020           1.076                  --

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.062           1.021                  --
                                                               2004        1.034           1.062                  --
                                                               2003        1.000           1.034                  --

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.095           1.139              87,255
                                                               2004        1.032           1.095                  --

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.138           1.154                  --
                                                               2004        1.035           1.138                  --
                                                               2003        1.000           1.035                  --

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.058           1.083              58,475
                                                               2004        1.020           1.058                  --

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.258           1.406                  --
                                                               2004        1.088           1.258                  --
                                                               2003        1.000           1.088                  --

   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.036           1.148                  --
                                                               2004        1.000           1.036                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.035           1.164                  --
                                                               2004        1.019           1.035                  --
                                                               2003        1.000           1.019                  --

   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.983           0.988                  --
                                                               2004        0.998           0.983                  --
                                                               2003        1.000           0.998                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.124           1.248                  --
                                                               2004        1.029           1.124                  --
                                                               2003        1.000           1.029                  --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.093           1.144                  --
                                                               2004        1.008           1.093                  --
                                                               2003        1.000           1.008                  --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.096           1.096                  --
                                                               2004        1.032           1.096                  --
                                                               2003        1.000           1.032                  --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.016           1.029                  --
                                                               2004        1.020           1.016                  --
                                                               2003        1.000           1.020                  --

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.053           1.130                  --
                                                               2004        1.000           1.053                  --

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.077           1.097                  --
                                                               2004        1.032           1.077                  --
                                                               2003        1.000           1.032                  --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.163           1.246                  --
                                                               2004        1.065           1.163                  --
                                                               2003        1.000           1.065                  --

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.132           1.105                  --
                                                               2004        1.035           1.132                  --
                                                               2003        1.000           1.035                  --

   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.191           1.255                  --
                                                               2004        1.068           1.191                  --
                                                               2003        1.000           1.068                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.305           1.405                  --
                                                               2004        1.060           1.305                  --
                                                               2003        1.000           1.060                  --

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.049           0.958                  --
                                                               2004        1.054           1.049                  --
                                                               2003        1.000           1.054                  --

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.143           1.067                  --
                                                               2004        1.073           1.143                  --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.148           1.144                  --
                                                               2004        1.068           1.148                  --
                                                               2003        1.000           1.068                  --

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.143           1.161                  --
                                                               2004        1.060           1.143                  --
                                                               2003        1.000           1.060                  --

   SVS Janus Growth And Income Portfolio -- Class B
   (7/03)...................................................   2005        1.152           1.262                  --
                                                               2004        1.057           1.152                  --
                                                               2003        1.000           1.057                  --

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.149           1.207                  --
                                                               2004        1.044           1.149                  --
                                                               2003        1.000           1.044                  --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)......   2005        1.231           1.200                  --
                                                               2004        1.070           1.231                  --
                                                               2003        1.000           1.070                  --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.012           0.948                  --
                                                               2004        1.023           1.012                  --
                                                               2003        1.000           1.023                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.102           1.202                  --
                                                               2004        1.016           1.102                  --
                                                               2003        1.000           1.016                  --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.058           1.122                  --
                                                               2004        1.035           1.058                  --
                                                               2003        1.000           1.035                  --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.079           1.208                  --
                                                               2004        1.020           1.079                  --
                                                               2003        1.000           1.020                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.289           1.475              21,128
                                                               2004        1.065           1.289              78,952
                                                               2003        1.000           1.065               7,327

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.613           2.021              29,439
                                                               2004        1.318           1.613              28,620
                                                               2003        1.000           1.318              11,233

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.429           1.626              14,529
                                                               2004        1.237           1.429              20,239
                                                               2003        1.000           1.237                 652

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (7/03)...................................................   2005        1.310           1.397             295,563
                                                               2004        1.171           1.310             280,493
                                                               2003        1.000           1.171             163,248

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03)...................................   2005        1.167           1.181               2,340
                                                               2004        1.125           1.167              17,882
                                                               2003        1.000           1.125               5,180

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.489           1.623             150,254
                                                               2004        1.163           1.489             110,568
                                                               2003        1.000           1.163              64,713

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.006             225,518

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.220           1.111                  --
                                                               2004        1.127           1.220              15,278
                                                               2003        1.000           1.127              11,829

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.173           1.247             273,711
                                                               2004        1.114           1.173             148,523
                                                               2003        1.000           1.114              56,423

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.510           1.746              56,088
                                                               2004        1.252           1.510              47,110
                                                               2003        1.000           1.252              59,113

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.211           1.254             107,482
                                                               2004        1.127           1.211             101,747
                                                               2003        1.000           1.127              35,200

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.199           1.269             123,303
                                                               2004        1.122           1.199              64,405
                                                               2003        1.000           1.122              40,984

   International Portfolio -- Class B (7/03)................   2005        1.347           1.527             167,982
                                                               2004        1.184           1.347             166,578
                                                               2003        1.000           1.184              60,176

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.995                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.307           1.403             166,234
                                                               2004        1.155           1.307             143,034
                                                               2003        1.000           1.155              30,813

   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.041           1.055                  --
                                                               2004        1.017           1.041                  --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        1.007           1.004             356,994
                                                               2004        0.987           1.007             337,585
                                                               2003        1.000           0.987             178,152

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.320           1.584             154,149
                                                               2004        1.179           1.320              86,464
                                                               2003        1.000           1.179              58,321

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        1.007           1.008             215,469
                                                               2004        0.995           1.007             161,499
                                                               2003        1.000           0.995             174,841

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.076           1.107             272,006
                                                               2004        1.019           1.076             169,604

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.136           1.092                  --
                                                               2004        1.107           1.136              66,997
                                                               2003        1.000           1.107              10,271

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.094           1.136             176,460
                                                               2004        1.032           1.094              50,599

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.197           1.212             339,081
                                                               2004        1.091           1.197             286,269
                                                               2003        1.000           1.091             124,753

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.058           1.081                  --
                                                               2004        1.020           1.058                  --

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.395           1.557              93,216
                                                               2004        1.209           1.395              88,865
                                                               2003        1.000           1.209              57,768

   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.036           1.146                  --
                                                               2004        1.000           1.036                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.181           1.326               4,253
                                                               2004        1.164           1.181               4,421
                                                               2003        1.000           1.164               4,229

   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.974           0.977             105,461
                                                               2004        0.989           0.974             273,100
                                                               2003        1.000           0.989             166,112

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.281           1.421              15,024
                                                               2004        1.174           1.281              15,024
                                                               2003        1.000           1.174              15,024

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.225           1.280             133,625
                                                               2004        1.132           1.225             124,543
                                                               2003        1.000           1.132              96,514

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.043           1.041             122,789
                                                               2004        0.984           1.043             112,454
                                                               2003        1.000           0.984              94,273

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.207           1.221              66,639
                                                               2004        1.215           1.207              61,268
                                                               2003        1.000           1.215              83,635

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.053           1.128               6,156
                                                               2004        1.000           1.053                  --

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.106           1.126             191,986
                                                               2004        1.062           1.106             124,091
                                                               2003        1.000           1.062              58,992

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.262           1.350             603,392
                                                               2004        1.157           1.262             443,156
                                                               2003        1.000           1.157             233,927

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.232           1.201             124,997
                                                               2004        1.129           1.232              78,588
                                                               2003        1.000           1.129              14,576

   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.293           1.361             409,263
                                                               2004        1.162           1.293             417,030
                                                               2003        1.000           1.162             261,532

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.529           1.643             327,339
                                                               2004        1.244           1.529             365,773
                                                               2003        1.000           1.244             179,035

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.110           1.013                  --
                                                               2004        1.117           1.110             139,084
                                                               2003        1.000           1.117              84,944

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.256           1.173                  --
                                                               2004        1.157           1.256              22,095
                                                               2003        1.000           1.157                  --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.247           1.241             212,974
                                                               2004        1.162           1.247             253,551
                                                               2003        1.000           1.162              94,473

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.218           1.236                  --
                                                               2004        1.131           1.218             190,513
                                                               2003        1.000           1.131              61,019

   SVS Janus Growth And Income Portfolio -- Class B
   (7/03)...................................................   2005        1.217           1.331             207,434
                                                               2004        1.119           1.217             117,168
                                                               2003        1.000           1.119             127,223

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.219           1.279              35,407
                                                               2004        1.109           1.219              13,157
                                                               2003        1.000           1.109               2,499

   SVS MFS Strategic Value Portfolio -- Class B (7/03)......   2005        1.289           1.255              61,345
                                                               2004        1.121           1.289             137,459
                                                               2003        1.000           1.121              71,235

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.178           1.102             168,724
                                                               2004        1.193           1.178              85,197
                                                               2003        1.000           1.193              15,411

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.313           1.430             174,767
                                                               2004        1.212           1.313             153,236
                                                               2003        1.000           1.212              69,207

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.084           1.148             167,388
                                                               2004        1.061           1.084             163,658
                                                               2003        1.000           1.061             150,572

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.184           1.323              72,410
                                                               2004        1.120           1.184              26,757
                                                               2003        1.000           1.120              27,683

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (9/03)...........................   2005        1.297           1.483                  --
                                                               2004        1.072           1.297                  --
                                                               2003        1.000           1.072                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)....   2005        1.276           1.597                  --
                                                               2004        1.043           1.276                  --
                                                               2003        1.000           1.043                  --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)...   2005        1.192           1.355                  --
                                                               2004        1.032           1.192                  --
                                                               2003        0.968           1.032                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (7/03)...................................................   2005        1.151           1.227                  --
                                                               2004        1.029           1.151                  --
                                                               2003        1.000           1.029                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (12/03)...................................   2005        1.083           1.095                  --
                                                               2004        1.044           1.083                  --
                                                               2003        1.024           1.044                  --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (7/03)...................................................   2005        1.336           1.456                  --
                                                               2004        1.044           1.336                  --
                                                               2003        1.000           1.044                  --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.005                  --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (9/03)..........   2005        1.088           0.990                  --
                                                               2004        1.006           1.088                  --
                                                               2003        1.000           1.006                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Growth Portfolio -- Class B (7/03)...............   2005        1.098           1.166                  --
                                                               2004        1.043           1.098                  --
                                                               2003        1.000           1.043                  --

   Global Discovery Portfolio -- Class B (7/03).............   2005        1.290           1.490                  --
                                                               2004        1.070           1.290                  --
                                                               2003        1.000           1.070                  --

   Growth and Income Portfolio -- Class B (8/03)............   2005        1.134           1.174                  --
                                                               2004        1.056           1.134                  --
                                                               2003        1.000           1.056                  --

   Health Sciences Portfolio -- Class B (7/03)..............   2005        1.165           1.232                  --
                                                               2004        1.090           1.165                  --
                                                               2003        1.000           1.090                  --

   International Portfolio -- Class B (7/03)................   2005        1.236           1.400                  --
                                                               2004        1.087           1.236                  --
                                                               2003        1.000           1.087                  --

   SVS I Scudder Bond Portfolio -- Class B (1/70)...........   2005        1.000           0.994                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (7/03)............   2005        1.198           1.286                  --
                                                               2004        1.059           1.198                  --
                                                               2003        1.000           1.059                  --

   Scudder Conservative Income Strategy Portfolio -- Class
   B (10/04)................................................   2005        1.041           1.054                  --
                                                               2004        1.017           1.041                  --

   Scudder Fixed Income Portfolio -- Class B (7/03).........   2005        1.035           1.032                  --
                                                               2004        1.016           1.035                  --
                                                               2003        1.000           1.016                  --

   Scudder Global Blue Chip Portfolio -- Class B (8/03).....   2005        1.206           1.447                  --
                                                               2004        1.078           1.206                  --
                                                               2003        1.000           1.078                  --


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (7/03)...........................................   2005        1.021           1.022                  --
                                                               2004        1.009           1.021                  --
                                                               2003        1.000           1.009                  --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (9/04)...................................................   2005        1.075           1.106                  --
                                                               2004        1.019           1.075                  --

   Scudder Growth Portfolio -- Class B (9/03)...............   2005        1.060           1.018                  --
                                                               2004        1.033           1.060                  --
                                                               2003        1.000           1.033                  --

   Scudder Growth Strategy Portfolio -- Class B (10/04).....   2005        1.094           1.135                  --
                                                               2004        1.032           1.094                  --

   Scudder High Income Portfolio -- Class B (7/03)..........   2005        1.136           1.149                  --
                                                               2004        1.035           1.136                  --
                                                               2003        1.000           1.035                  --

   Scudder Income & Growth Strategy Portfolio -- Class B
   (10/04)..................................................   2005        1.057           1.080                  --
                                                               2004        1.020           1.057                  --

   Scudder International Select Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.255           1.400                  --
                                                               2004        1.088           1.255                  --
                                                               2003        1.000           1.088                  --

   Scudder Mercury Large Cap Core Portfolio (11/04).........   2005        1.036           1.145                  --
                                                               2004        1.000           1.036                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (7/03).......   2005        1.033           1.159                  --
                                                               2004        1.019           1.033                  --
                                                               2003        1.000           1.019                  --

   Scudder Money Market Portfolio -- Class B (7/03).........   2005        0.981           0.984                  --
                                                               2004        0.997           0.981                  --
                                                               2003        1.000           0.997                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Salomon Aggressive Growth Portfolio (9/03).......   2005        1.122           1.243                  --
                                                               2004        1.028           1.122                  --
                                                               2003        1.000           1.028                  --

   Scudder Small Cap Growth Portfolio -- Class B (7/03).....   2005        1.090           1.139                  --
                                                               2004        1.008           1.090                  --
                                                               2003        1.000           1.008                  --

   Scudder Strategic Income Portfolio -- Class B (7/03).....   2005        1.094           1.091                  --
                                                               2004        1.032           1.094                  --
                                                               2003        1.000           1.032                  --

   Scudder Technology Growth Portfolio -- Class B (7/03)....   2005        1.013           1.024                  --
                                                               2004        1.020           1.013                  --
                                                               2003        1.000           1.020                  --

   Scudder Templeton Foreign Value Portfolio (11/04)........   2005        1.053           1.128                  --
                                                               2004        1.000           1.053                  --

   Scudder Total Return Portfolio -- Class B (7/03).........   2005        1.074           1.093                  --
                                                               2004        1.032           1.074                  --
                                                               2003        1.000           1.032                  --

   SVS Davis Venture Value Portfolio -- Class B (7/03)......   2005        1.161           1.241                  --
                                                               2004        1.064           1.161                  --
                                                               2003        1.000           1.064                  --

   SVS Dreman Financial Services Portfolio -- Class B
   (9/03)...................................................   2005        1.129           1.100                  --
                                                               2004        1.035           1.129                  --
                                                               2003        1.000           1.035                  --

   SVS Dreman High Return Equity Portfolio -- Class B
   (7/03)...................................................   2005        1.188           1.250                  --
                                                               2004        1.068           1.188                  --
                                                               2003        1.000           1.068                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Dreman Small Cap Value Portfolio -- Class B (7/03)...   2005        1.302           1.399                  --
                                                               2004        1.060           1.302                  --
                                                               2003        1.000           1.060                  --

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (7/03)...................................................   2005        1.047           0.955                  --
                                                               2004        1.053           1.047                  --
                                                               2003        1.000           1.053                  --

   SVS Focus Value & Growth Portfolio -- Class B (1/04).....   2005        1.140           1.064                  --
                                                               2004        1.072           1.140                  --

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (7/03)...................................................   2005        1.146           1.139                  --
                                                               2004        1.067           1.146                  --
                                                               2003        1.000           1.067                  --

   SVS Index 500 Portfolio -- Class B (10/03)...............   2005        1.140           1.157                  --
                                                               2004        1.059           1.140                  --
                                                               2003        1.000           1.059                  --

   SVS Janus Growth And Income Portfolio -- Class B
   (7/03)...................................................   2005        1.149           1.256                  --
                                                               2004        1.057           1.149                  --
                                                               2003        1.000           1.057                  --

   SVS Janus Growth Opportunities Portfolio -- Class B
   (10/03)..................................................   2005        1.147           1.202                  --
                                                               2004        1.044           1.147                  --
                                                               2003        1.000           1.044                  --

   SVS MFS Strategic Value Portfolio -- Class B (7/03)......   2005        1.229           1.195                  --
                                                               2004        1.069           1.229                  --
                                                               2003        1.000           1.069                  --

   SVS Oak Strategic Equity Portfolio -- Class B (7/03).....   2005        1.009           0.944                  --
                                                               2004        1.022           1.009                  --
                                                               2003        1.000           1.022                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio -- Class B (7/03)....   2005        1.099           1.197                  --
                                                               2004        1.015           1.099                  --
                                                               2003        1.000           1.015                  --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (7/03)...................................................   2005        1.055           1.117                  --
                                                               2004        1.034           1.055                  --
                                                               2003        1.000           1.034                  --

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (9/03)............................................   2005        1.077           1.203                  --
                                                               2004        1.020           1.077                  --
                                                               2003        1.000           1.020                  --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)...........................   2005        1.289           1.475              71,733
                                                               2004        1.065           1.289              80,508
                                                               2003        1.000           1.065              23,169

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)....   2005        1.613           2.021              32,241
                                                               2004        1.318           1.613              30,799
                                                               2003        1.000           1.318                  --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)....   2005        1.429           1.626              21,765
                                                               2004        1.237           1.429              23,616
                                                               2003        1.000           1.237                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (6/03)...................................................   2005        1.310           1.397              92,361
                                                               2004        1.171           1.310              54,532
                                                               2003        1.000           1.171               6,041

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03)....................................   2005        1.167           1.181             240,288
                                                               2004        1.125           1.167              91,272
                                                               2003        1.000           1.125                  --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (6/03)...................................................   2005        1.489           1.623             130,088
                                                               2004        1.163           1.489             116,465
                                                               2003        1.000           1.163              42,304

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.006              62,174

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)..........   2005        1.220           1.111                  --
                                                               2004        1.127           1.220                  --
                                                               2003        1.000           1.127                  --

   Capital Growth Portfolio -- Class B (6/03)...............   2005        1.173           1.247              95,681
                                                               2004        1.114           1.173              35,094
                                                               2003        1.000           1.114              16,814

   Global Discovery Portfolio -- Class B (6/03).............   2005        1.510           1.746              20,146
                                                               2004        1.252           1.510               4,980
                                                               2003        1.000           1.252               1,636

   Growth and Income Portfolio -- Class B (6/03)............   2005        1.211           1.254              36,583
                                                               2004        1.127           1.211              83,795
                                                               2003        1.000           1.127              76,571

   Health Sciences Portfolio -- Class B (6/03)..............   2005        1.199           1.269              73,837
                                                               2004        1.122           1.199              85,867
                                                               2003        1.000           1.122              17,824

   International Portfolio -- Class B (6/03)................   2005        1.347           1.527              34,309
                                                               2004        1.184           1.347              53,946
                                                               2003        1.000           1.184              26,340

   SVS I Scudder Bond Portfolio -- Class B (7/05)...........   2005        1.000           0.995                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)............   2005        1.307           1.403              69,793
                                                               2004        1.155           1.307              51,187
                                                               2003        1.000           1.155               9,539

   Scudder Conservative Income Strategy Portfolio -- Class
   B (8/04).................................................   2005        1.041           1.055             264,657
                                                               2004        1.000           1.041             144,681

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2005        1.007           1.004             261,185
                                                               2004        0.987           1.007             162,963
                                                               2003        1.000           0.987              76,583

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Global Blue Chip Portfolio -- Class B (6/03).....   2005        1.320           1.584               9,451
                                                               2004        1.179           1.320              18,141
                                                               2003        1.000           1.179              17,388

   Scudder Government & Agency Securities Portfolio --
   Class B (6/03)...........................................   2005        1.007           1.008              51,818
                                                               2004        0.995           1.007              46,794
                                                               2003        1.000           0.995              41,725

   Scudder Growth & Income Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.076           1.107             325,169
                                                               2004        1.000           1.076                  --

   Scudder Growth Portfolio -- Class B (6/03)...............   2005        1.136           1.092                  --
                                                               2004        1.107           1.136              10,815
                                                               2003        1.000           1.107               2,748

   Scudder Growth Strategy Portfolio -- Class B (8/04)......   2005        1.094           1.136             139,912
                                                               2004        1.000           1.094              26,227

   Scudder High Income Portfolio -- Class B (6/03)..........   2005        1.197           1.212              76,445
                                                               2004        1.091           1.197              95,056
                                                               2003        1.000           1.091              79,425

   Scudder Income & Growth Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.058           1.081             112,831
                                                               2004        1.000           1.058                  --

   Scudder International Select Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.395           1.557             138,265
                                                               2004        1.209           1.395              83,770
                                                               2003        1.000           1.209              39,252

   Scudder Mercury Large Cap Core Portfolio (3/05)..........   2005        1.036           1.146                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (6/03).......   2005        1.181           1.326                  --
                                                               2004        1.164           1.181                  --
                                                               2003        1.000           1.164                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Money Market Portfolio -- Class B (6/03).........   2005        0.974           0.977              16,019
                                                               2004        0.989           0.974              16,065
                                                               2003        1.000           0.989              15,771

   Scudder Salomon Aggressive Growth Portfolio (6/03).......   2005        1.281           1.421              17,010
                                                               2004        1.174           1.281              25,700
                                                               2003        1.000           1.174               7,066

   Scudder Small Cap Growth Portfolio -- Class B (6/03).....   2005        1.225           1.280              82,170
                                                               2004        1.132           1.225              98,567
                                                               2003        1.000           1.132              26,844

   Scudder Strategic Income Portfolio -- Class B (6/03).....   2005        1.043           1.041             103,146
                                                               2004        0.984           1.043              93,649
                                                               2003        1.000           0.984              67,727

   Scudder Technology Growth Portfolio -- Class B (6/03)....   2005        1.207           1.221              51,485
                                                               2004        1.215           1.207              51,489
                                                               2003        1.000           1.215               3,504

   Scudder Templeton Foreign Value Portfolio (3/05).........   2005        1.053           1.128                  --

   Scudder Total Return Portfolio -- Class B (6/03).........   2005        1.106           1.126               8,355
                                                               2004        1.062           1.106              20,780
                                                               2003        1.000           1.062              25,525

   SVS Davis Venture Value Portfolio -- Class B (6/03)......   2005        1.262           1.350              83,509
                                                               2004        1.157           1.262              83,454
                                                               2003        1.000           1.157                  --

   SVS Dreman Financial Services Portfolio -- Class B
   (6/03)...................................................   2005        1.232           1.201              69,416
                                                               2004        1.129           1.232              74,007
                                                               2003        1.000           1.129              12,243

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Dreman High Return Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.293           1.361             188,060
                                                               2004        1.162           1.293             181,164
                                                               2003        1.000           1.162              93,860

   SVS Dreman Small Cap Value Portfolio -- Class B (6/03)...   2005        1.529           1.643             109,098
                                                               2004        1.244           1.529              89,555
                                                               2003        1.000           1.244              17,383

   SVS Eagle Focused Large Cap Growth Portfolio -- Class B
   (6/03)...................................................   2005        1.110           1.013                  --
                                                               2004        1.117           1.110              86,415
                                                               2003        1.000           1.117              47,085

   SVS Focus Value & Growth Portfolio -- Class B (6/03).....   2005        1.256           1.173                  --
                                                               2004        1.157           1.256               8,955
                                                               2003        1.000           1.157               8,857

   SVS II Scudder Large Cap Value Portfolio -- Class B
   (6/03)...................................................   2005        1.247           1.241              66,740
                                                               2004        1.162           1.247              76,632
                                                               2003        1.000           1.162              22,782

   SVS Index 500 Portfolio -- Class B (6/03)................   2005        1.218           1.236                  --
                                                               2004        1.131           1.218              66,700
                                                               2003        1.000           1.131              28,867

   SVS Janus Growth And Income Portfolio -- Class B
    (6/03)..................................................   2005        1.217           1.331              96,732
                                                               2004        1.119           1.217              90,781
                                                               2003        1.000           1.119              17,444

   SVS Janus Growth Opportunities Portfolio -- Class B
   (6/03)...................................................   2005        1.219           1.279              14,580
                                                               2004        1.109           1.219              13,894
                                                               2003        1.000           1.109                  --

   SVS MFS Strategic Value Portfolio -- Class B (6/03)......   2005        1.289           1.255              68,753
                                                               2004        1.121           1.289              58,522
                                                               2003        1.000           1.121               7,275

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   SVS Oak Strategic Equity Portfolio -- Class B (6/03).....   2005        1.178           1.102              57,070
                                                               2004        1.193           1.178              56,937
                                                               2003        1.000           1.193               2,567

   SVS Turner Mid Cap Growth Portfolio -- Class B (6/03)....   2005        1.313           1.430              14,804
                                                               2004        1.212           1.313              14,804
                                                               2003        1.000           1.212                  --

The Alger American Fund
   Alger American Balanced Portfolio -- Class S Shares
   (6/03)...................................................   2005        1.084           1.148              46,455
                                                               2004        1.061           1.084              89,018
                                                               2003        1.000           1.061              55,666

   Alger American Leveraged AllCap Portfolio -- Class S
   Shares (6/03)............................................   2005        1.184           1.323              26,448
                                                               2004        1.120           1.184              27,179
                                                               2003        1.000           1.120                  --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (6/03)...........................   2005        1.297           1.483                  --
                                                               2004        1.072           1.297                  --
                                                               2003        1.000           1.072                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)....   2005        1.276           1.597                  --
                                                               2004        1.043           1.276                  --
                                                               2003        1.000           1.043                  --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)....   2005        1.192           1.355                  --
                                                               2004        1.032           1.192                  --
                                                               2003        1.000           1.032                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio -- Service Shares
   (6/03)...................................................   2005        1.151           1.227                  --
                                                               2004        1.029           1.151                  --
                                                               2003        1.000           1.029                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. --
   Service Shares (6/03)....................................   2005        1.083           1.095                  --
                                                               2004        1.044           1.083                  --
                                                               2003        1.000           1.044                  --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio -- Class B
   (6/03)...................................................   2005        1.336           1.456                  --
                                                               2004        1.044           1.336                  --
                                                               2003        1.000           1.044                  --

   Scudder VIT Equity 500 Index Fund -- Class B2 (9/05).....   2005        1.000           1.005                  --

Scudder Variable Series I
   21st Century Growth Portfolio -- Class B (6/03)..........   2005        1.088           0.990                  --
                                                               2004        1.006           1.088                  --
                                                               2003        1.000           1.006                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Capital Growth Portfolio -- Class B (6/03)...............   2005        1.098           1.166                  --
                                                               2004        1.043           1.098                  --
                                                               2003        1.000           1.043                  --

   Global Discovery Portfolio -- Class B (6/03).............   2005        1.290           1.490                  --
                                                               2004        1.070           1.290                  --
                                                               2003        1.000           1.070                  --

   Growth and Income Portfolio -- Class B (6/03)............   2005        1.134           1.174                  --
                                                               2004        1.056           1.134                  --
                                                               2003        1.000           1.056                  --

   Health Sciences Portfolio -- Class B (6/03)..............   2005        1.165           1.232                  --
                                                               2004        1.090           1.165                  --
                                                               2003        1.000           1.090                  --

   International Portfolio -- Class B (6/03)................   2005        1.236           1.400                  --
                                                               2004        1.087           1.236                  --
                                                               2003        1.000           1.087                  --

   SVS I Scudder Bond Portfolio -- Class B (7/05)...........   2005        1.000           0.994                  --

Scudder Variable Series II
   Scudder Blue Chip Portfolio -- Class B (6/03)............   2005        1.198           1.286                  --
                                                               2004        1.059           1.198                  --
                                                               2003        1.000           1.059                  --

   Scudder Conservative Income Strategy Portfolio -- Class
   B (8/04).................................................   2005        1.041           1.054                  --
                                                               2004        1.000           1.041                  --

   Scudder Fixed Income Portfolio -- Class B (6/03).........   2005        1.035           1.032                  --
                                                               2004        1.016           1.035                  --
                                                               2003        1.000           1.016                  --

   Scudder Global Blue Chip Portfolio -- Class B (6/03).....   2005        1.206           1.447                  --
                                                               2004        1.078           1.206                  --
                                                               2003        1.000           1.078                  --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
NAME                                                           YEAR         YEAR         END OF YEAR        END OF YEAR
---------                                                      ----    -------------    -------------     ---------------
   Scudder Government & Agency Securities Portfolio --
   Class B (6/03)...........................................   2005        1.021           1.022                  --
                                                               2004        1.009           1.021                  --
                                                               2003        1.000           1.009                  --

   Scudder Growth & Income Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.075           1.106                  --
                                                               2004        1.000           1.075                  --

   Scudder Growth Portfolio -- Class B (6/03)...............   2005        1.060           1.018                  --
                                                               2004        1.033           1.060                  --
                                                               2003        1.000           1.033                  --

   Scudder Growth Strategy Portfolio -- Class B (8/04)......   2005        1.094           1.135                  --
                                                               2004        1.000           1.094                  --

   Scudder High Income Portfolio -- Class B (6/03)..........   2005        1.136           1.149                  --
                                                               2004        1.035           1.136                  --
                                                               2003        1.000           1.035                  --

   Scudder Income & Growth Strategy Portfolio -- Class B
   (8/04)...................................................   2005        1.057           1.080                  --
                                                               2004        1.000           1.057                  --

   Scudder International Select Equity Portfolio -- Class B
   (6/03)...................................................   2005        1.255           1.400                  --
                                                               2004        1.088           1.255                  --
                                                               2003        1.000           1.088                  --

   Scudder Mercury Large Cap Core Portfolio (3/05)..........   2005        1.063           1.145                  --

   Scudder Mid-Cap Growth Portfolio -- Class B (6/03).......   2005        1.033           1.159                  --
                                                               2004        1.019           1.033                  --
                                                               2003        1.000           1.019                  --

   Scudder Money Market Portfolio -- Class B (6/03).........   2005        0.981           0.984                  --
                                                               2004        0.997           0.981                  --
                                                               2003        1.000           0.997                  --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.122            1.243                 --
                                                                          2004        1.028            1.122                 --
                                                                          2003        1.000            1.028                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.090            1.139                 --
                                                                          2004        1.008            1.090                 --
                                                                          2003        1.000            1.008                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.094            1.091                 --
                                                                          2004        1.032            1.094                 --
                                                                          2003        1.000            1.032                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.013            1.024                 --
                                                                          2004        1.020            1.013                 --
                                                                          2003        1.000            1.020                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.128                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.074            1.093                 --
                                                                          2004        1.032            1.074                 --
                                                                          2003        1.000            1.032                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.161            1.241                 --
                                                                          2004        1.064            1.161                 --
                                                                          2003        1.000            1.064                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.129            1.100                 --
                                                                          2004        1.035            1.129                 --
                                                                          2003        1.000            1.035                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.188            1.250                 --
                                                                          2004        1.068            1.188                 --
                                                                          2003        1.000            1.068                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.302            1.399                --
                                                                          2004        1.060            1.302                --
                                                                          2003        1.000            1.060                --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.047            0.955                --
                                                                          2004        1.053            1.047                --
                                                                          2003        1.000            1.053                --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.140            1.064                --
                                                                          2004        1.050            1.140                --
                                                                          2003        1.000            1.050                --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.146            1.139                --
                                                                          2004        1.067            1.146                --
                                                                          2003        1.000            1.067                --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.140            1.157                --
                                                                          2004        1.059            1.140                --
                                                                          2003        1.000            1.059                --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.149            1.256                --
                                                                          2004        1.057            1.149                --
                                                                          2003        1.000            1.057                --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.147            1.202                --
                                                                          2004        1.044            1.147                --
                                                                          2003        1.000            1.044                --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.229            1.195                --
                                                                          2004        1.069            1.229                --
                                                                          2003        1.000            1.069                --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.009            0.944                --
                                                                          2004        1.022            1.009                --
                                                                          2003        1.000            1.022                --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.099            1.197                 --
                                                                          2004        1.015            1.099                 --
                                                                          2003        1.000            1.015                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.055            1.117                 --
                                                                          2004        1.034            1.055                 --
                                                                          2003        1.000            1.034                 --

    Alger American Leveraged AllCap Portfolio -- Class S
        Shares (6/03).................................................    2005        1.077            1.203                 --
                                                                          2004        1.020            1.077                 --
                                                                          2003        1.000            1.020                 --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.20%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.287            1.471                 --
                                                                          2004        1.065            1.287                 --
                                                                          2003        1.000            1.065                 --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/03)..............    2005        1.610            2.016                 --
                                                                          2004        1.318            1.610                 --
                                                                          2003        1.000            1.318                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.427            1.622                 --
                                                                          2004        1.236            1.427                 --
                                                                          2003        1.000            1.236                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.308            1.393                 --
                                                                          2004        1.170            1.308                 --
                                                                          2003        1.000            1.170                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.165            1.178                 --
                                                                          2004        1.124            1.165                 --
                                                                          2003        1.000            1.124                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.486            1.619              2,731
                                                                          2004        1.162            1.486              3,201
                                                                          2003        1.000            1.162                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.218            1.109                 --
                                                                          2004        1.126            1.218                 --
                                                                          2003        1.000            1.126                 --

    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.172            1.244                 --
                                                                          2004        1.114            1.172                 --
                                                                          2003        1.000            1.114                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.507            1.741                 --
                                                                          2004        1.251            1.507                 --
                                                                          2003        1.000            1.251                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.209            1.251                 --
                                                                          2004        1.126            1.209                 --
                                                                          2003        1.000            1.126                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.198            1.266                 --
                                                                          2004        1.121            1.198                 --
                                                                          2003        1.000            1.121                 --

    International Portfolio -- Class B (6/03).........................    2005        1.345            1.523                 --
                                                                          2004        1.183            1.345                 --
                                                                          2003        1.000            1.183                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.994                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.305            1.400                 --
                                                                          2004        1.154            1.305                 --
                                                                          2003        1.000            1.154                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.054                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.005            1.001             30,066
                                                                          2004        0.987            1.005             30,247
                                                                          2003        1.000            0.987                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.318            1.580                 --
                                                                          2004        1.179            1.318                 --
                                                                          2003        1.000            1.179                 --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.005            1.005                 --
                                                                          2004        0.994            1.005                 --
                                                                          2003        1.000            0.994                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.105            227,865
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.134            1.090                 --
                                                                          2004        1.107            1.134                 --
                                                                          2003        1.000            1.107                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.094            1.135                 --
                                                                          2004        1.000            1.094                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.195            1.209              3,293
                                                                          2004        1.090            1.195              3,296
                                                                          2003        1.000            1.090                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.080                 --
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.393            1.553             12,180
                                                                          2004        1.208            1.393             12,761
                                                                          2003        1.000            1.208                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.145                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.179            1.322                 --
                                                                          2004        1.163            1.179                 --
                                                                          2003        1.000            1.163                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.972            0.974                 --
                                                                          2004        0.989            0.972                 --
                                                                          2003        1.000            0.989                 --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.279            1.417                 --
                                                                          2004        1.174            1.279                 --
                                                                          2003        1.000            1.174                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.223            1.277                 --
                                                                          2004        1.131            1.223                 --
                                                                          2003        1.000            1.131                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.042            1.039                 --
                                                                          2004        0.984            1.042                 --
                                                                          2003        1.000            0.984                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.205            1.217                 --
                                                                          2004        1.214            1.205                 --
                                                                          2003        1.000            1.214                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.127                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.105            1.123                 --
                                                                          2004        1.062            1.105                 --
                                                                          2003        1.000            1.062                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.260            1.347                 --
                                                                          2004        1.156            1.260                 --
                                                                          2003        1.000            1.156                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.230            1.198                 --
                                                                          2004        1.128            1.230                 --
                                                                          2003        1.000            1.128                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.290            1.357             21,692
                                                                          2004        1.161            1.290             22,426
                                                                          2003        1.000            1.161                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.526            1.639              3,400
                                                                          2004        1.243            1.526              3,601
                                                                          2003        1.000            1.243                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.109            1.011                 --
                                                                          2004        1.116            1.109                 --
                                                                          2003        1.000            1.116                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.254            1.170                 --
                                                                          2004        1.156            1.254                 --
                                                                          2003        1.000            1.156                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.245            1.237                 --
                                                                          2004        1.161            1.245                 --
                                                                          2003        1.000            1.161                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.216            1.234                 --
                                                                          2004        1.130            1.216                 --
                                                                          2003        1.000            1.130                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.215            1.328                 --
                                                                          2004        1.118            1.215                 --
                                                                          2003        1.000            1.118                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.217            1.275                 --
                                                                          2004        1.109            1.217                 --
                                                                          2003        1.000            1.109                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.287            1.251                 --
                                                                          2004        1.120            1.287                 --
                                                                          2003        1.000            1.120                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.176            1.099             24,641
                                                                          2004        1.192            1.176             21,802
                                                                          2003        1.000            1.192                 --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.311            1.427                 --
                                                                          2004        1.211            1.311                 --
                                                                          2003        1.000            1.211                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.082            1.145                 --
                                                                          2004        1.061            1.082                 --
                                                                          2003        1.000            1.061                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares (6/03)    2005        1.182            1.320                 --
                                                                          2004        1.119            1.182                 --
                                                                          2003        1.000            1.119                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.285            1.468              6,012
                                                                          2004        1.064            1.285              7,623
                                                                          2003        1.000            1.064              9,823

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.608            2.010              1,898
                                                                          2004        1.317            1.608              2,234
                                                                          2003        1.000            1.317                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.425            1.617                 --
                                                                          2004        1.236            1.425                 --
                                                                          2003        1.000            1.236                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.306            1.390                 --
                                                                          2004        1.169            1.306                 --
                                                                          2003        1.000            1.169                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.163            1.175                 --
                                                                          2004        1.123            1.163                 --
                                                                          2003        1.000            1.123                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.484            1.615             19,465
                                                                          2004        1.162            1.484             20,060
                                                                          2003        1.000            1.162                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005              3,727

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.216            1.106                 --
                                                                          2004        1.125            1.216                 --
                                                                          2003        1.000            1.125                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.170            1.241              3,066
                                                                          2004        1.113            1.170                 --
                                                                          2003        1.000            1.113                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.505            1.737                 --
                                                                          2004        1.251            1.505                 --
                                                                          2003        1.000            1.251                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.207            1.248             10,003
                                                                          2004        1.125            1.207             10,998
                                                                          2003        1.000            1.125              9,265

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.196            1.263                 --
                                                                          2004        1.121            1.196                 --
                                                                          2003        1.000            1.121                 --

    International Portfolio -- Class B (6/03).........................    2005        1.343            1.519                 --
                                                                          2004        1.182            1.343                 --
                                                                          2003        1.000            1.182                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.994                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.302            1.396              2,781
                                                                          2004        1.153            1.302              2,813
                                                                          2003        1.000            1.153                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.052                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.003            0.999             55,310
                                                                          2004        0.986            1.003             51,292
                                                                          2003        1.000            0.986             10,155

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.316            1.576             16,091
                                                                          2004        1.178            1.316             16,091
                                                                          2003        1.000            1.178                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.004            1.003              8,871
                                                                          2004        0.994            1.004              9,494
                                                                          2003        1.000            0.994             10,065

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.104                 --
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.132            1.088                 --
                                                                          2004        1.106            1.132              3,066
                                                                          2003        1.000            1.106                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.094            1.133                 --
                                                                          2004        1.000            1.094                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.193            1.206             34,247
                                                                          2004        1.090            1.193             32,822
                                                                          2003        1.000            1.090                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.078             21,252
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.390            1.549             21,148
                                                                          2004        1.207            1.390             22,333
                                                                          2003        1.000            1.207                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.143                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.177            1.319                 --
                                                                          2004        1.162            1.177                 --
                                                                          2003        1.000            1.162                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.971            0.972                 --
                                                                          2004        0.988            0.971                 --
                                                                          2003        1.000            0.988                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.278            1.414                 --
                                                                          2004        1.173            1.278                 --
                                                                          2003        1.000            1.173                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.221            1.274             11,028
                                                                          2004        1.130            1.221             11,114
                                                                          2003        1.000            1.130                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.040            1.036              9,611
                                                                          2004        0.983            1.040              9,275
                                                                          2003        1.000            0.983                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.203            1.214                 --
                                                                          2004        1.213            1.203                 --
                                                                          2003        1.000            1.213                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.126                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.103            1.120                 --
                                                                          2004        1.061            1.103                 --
                                                                          2003        1.000            1.061                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.258            1.343             61,436
                                                                          2004        1.156            1.258             60,793
                                                                          2003        1.000            1.156                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.228            1.195                 --
                                                                          2004        1.127            1.228                 --
                                                                          2003        1.000            1.127                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.288            1.354              4,172
                                                                          2004        1.160            1.288              4,351
                                                                          2003        1.000            1.160                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.524            1.635             12,737
                                                                          2004        1.242            1.524             13,315
                                                                          2003        1.000            1.242                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.107            1.009                 --
                                                                          2004        1.116            1.107                 --
                                                                          2003        1.000            1.116                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.252            1.168                 --
                                                                          2004        1.155            1.252                 --
                                                                          2003        1.000            1.155                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.243            1.234              2,985
                                                                          2004        1.160            1.243              2,895
                                                                          2003        1.000            1.160                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.214            1.231                 --
                                                                          2004        1.130            1.214              2,961
                                                                          2003        1.000            1.130                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.213            1.324                 --
                                                                          2004        1.117            1.213                 --
                                                                          2003        1.000            1.117                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.215            1.272                 --
                                                                          2004        1.108            1.215                 --
                                                                          2003        1.000            1.108                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.285            1.248                 --
                                                                          2004        1.120            1.285                 --
                                                                          2003        1.000            1.120                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.174            1.096                 --
                                                                          2004        1.191            1.174                 --
                                                                          2003        1.000            1.191                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.309            1.423                 --
                                                                          2004        1.210            1.309                 --
                                                                          2003        1.000            1.210                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.080            1.142             12,721
                                                                          2004        1.060            1.080             13,875
                                                                          2003        1.000            1.060              9,662

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.180            1.316             64,802
                                                                          2004        1.119            1.180             67,545
                                                                          2003        1.000            1.119                 --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.294            1.477                 --
                                                                          2004        1.072            1.294                 --
                                                                          2003        1.000            1.072                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.273            1.590                 --
                                                                          2004        1.043            1.273                 --
                                                                          2003        1.000            1.043                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.189            1.349                 --
                                                                          2004        1.032            1.189                 --
                                                                          2003        1.000            1.032                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.148            1.222                 --
                                                                          2004        1.029            1.148                 --
                                                                          2003        1.000            1.029                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service
        Shares (6/03).................................................    2005        1.080            1.091                 --
                                                                          2004        1.044            1.080                 --
                                                                          2003        1.000            1.044                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.333            1.450                 --
                                                                          2004        1.044            1.333                 --
                                                                          2003        1.000            1.044                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.086            0.988                 --
                                                                          2004        1.005            1.086                 --
                                                                          2003        1.000            1.005                 --

    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.095            1.161                 --
                                                                          2004        1.043            1.095                 --
                                                                          2003        1.000            1.043                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.287            1.484                 --
                                                                          2004        1.070            1.287                 --
                                                                          2003        1.000            1.070                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.132            1.169                 --
                                                                          2004        1.055            1.132                 --
                                                                          2003        1.000            1.055                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.162            1.227                 --
                                                                          2004        1.090            1.162                 --
                                                                          2003        1.000            1.090                 --

    International Portfolio -- Class B (6/03).........................    2005        1.234            1.394                 --
                                                                          2004        1.086            1.234                 --
                                                                          2003        1.000            1.086                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.195            1.280                 --
                                                                          2004        1.059            1.195                 --
                                                                          2003        1.000            1.059                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.052                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.033            1.028                 --
                                                                          2004        1.016            1.033                 --
                                                                          2003        1.000            1.016                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.204            1.440                 --
                                                                          2004        1.078            1.204                 --
                                                                          2003        1.000            1.078                 --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.019            1.017                 --
                                                                          2004        1.009            1.019                 --
                                                                          2003        1.000            1.009                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.103                 --
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.057            1.015                 --
                                                                          2004        1.033            1.057                 --
                                                                          2003        1.000            1.033                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.132                 --
                                                                          2004        1.000            1.093                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.133            1.145                 --
                                                                          2004        1.035            1.133                 --
                                                                          2003        1.000            1.035                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.077                 --
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.252            1.394                 --
                                                                          2004        1.088            1.252                 --
                                                                          2003        1.000            1.088                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.143                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.031            1.154                 --
                                                                          2004        1.018            1.031                 --
                                                                          2003        1.000            1.018                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.979            0.979                 --
                                                                          2004        0.997            0.979                 --
                                                                          2003        1.000            0.997                 --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.119            1.238                 --
                                                                          2004        1.028            1.119                 --
                                                                          2003        1.000            1.028                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.088            1.134                 --
                                                                          2004        1.007            1.088                 --
                                                                          2003        1.000            1.007                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.091            1.086                 --
                                                                          2004        1.032            1.091                 --
                                                                          2003        1.000            1.032                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.011            1.020                 --
                                                                          2004        1.020            1.011                 --
                                                                          2003        1.000            1.020                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.125                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.072            1.088                 --
                                                                          2004        1.032            1.072                 --
                                                                          2003        1.000            1.032                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.158            1.235                 --
                                                                          2004        1.064            1.158                 --
                                                                          2003        1.000            1.064                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.127            1.096                 --
                                                                          2004        1.035            1.127                 --
                                                                          2003        1.000            1.035                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.185            1.245                 --
                                                                          2004        1.068            1.185                 --
                                                                          2003        1.000            1.068                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.299            1.393                 --
                                                                          2004        1.060            1.299                 --
                                                                          2003        1.000            1.060                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.044            0.952                 --
                                                                          2004        1.053            1.044                 --
                                                                          2003        1.000            1.053                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.137            1.061                 --
                                                                          2004        1.050            1.137                 --
                                                                          2003        1.000            1.050                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.143            1.134                 --
                                                                          2004        1.067            1.143                 --
                                                                          2003        1.000            1.067                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.138            1.153                 --
                                                                          2004        1.059            1.138                 --
                                                                          2003        1.000            1.059                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.146            1.251                 --
                                                                          2004        1.056            1.146                 --
                                                                          2003        1.000            1.056                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.144            1.197                 --
                                                                          2004        1.044            1.144                 --
                                                                          2003        1.000            1.044                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.226            1.190                 --
                                                                          2004        1.069            1.226                 --
                                                                          2003        1.000            1.069                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.007            0.940                 --
                                                                          2004        1.022            1.007                 --
                                                                          2003        1.000            1.022                 --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.097            1.192                 --
                                                                          2004        1.015            1.097                 --
                                                                          2003        1.000            1.015                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.053            1.113                 --
                                                                          2004        1.034            1.053                 --
                                                                          2003        1.000            1.034                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.074            1.198                 --
                                                                          2004        1.019            1.074                 --
                                                                          2003        1.000            1.019                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.283            1.464                 --
                                                                          2004        1.064            1.283                 --
                                                                          2003        1.000            1.064                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.605            2.005                 --
                                                                          2004        1.316            1.605                 --
                                                                          2003        1.000            1.316                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.423            1.613                 --
                                                                          2004        1.235            1.423                 --
                                                                          2003        1.000            1.235                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.303            1.386                 --
                                                                          2004        1.169            1.303                 --
                                                                          2003        1.000            1.169                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.161            1.172                 --
                                                                          2004        1.123            1.161                 --
                                                                          2003        1.000            1.123                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.482            1.610                 --
                                                                          2004        1.161            1.482                 --
                                                                          2003        1.000            1.161                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.215            1.104                 --
                                                                          2004        1.125            1.215                 --
                                                                          2003        1.000            1.125                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.168            1.237                 --
                                                                          2004        1.112            1.168                 --
                                                                          2003        1.000            1.112                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.503            1.732                 --
                                                                          2004        1.250            1.503                 --
                                                                          2003        1.000            1.250                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.205            1.244                 --
                                                                          2004        1.125            1.205                 --
                                                                          2003        1.000            1.125                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.194            1.260                 --
                                                                          2004        1.120            1.194                 --
                                                                          2003        1.000            1.120                 --

    International Portfolio -- Class B (6/03).........................    2005        1.341            1.515                 --
                                                                          2004        1.182            1.341                 --
                                                                          2003        1.000            1.182                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993              2,175

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.300            1.393                 --
                                                                          2004        1.153            1.300                 --
                                                                          2003        1.000            1.153                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.051                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.002            0.996              2,161
                                                                          2004        0.986            1.002                 --
                                                                          2003        1.000            0.986                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.314            1.572                 --
                                                                          2004        1.177            1.314                 --
                                                                          2003        1.000            1.177                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B (6/03)    2005        1.002            1.000                 --
                                                                          2004        0.993            1.002                 --
                                                                          2003        1.000            0.993                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.102                 --
                                                                          2004        1.000            1.074                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.131            1.085                 --
                                                                          2004        1.105            1.131                 --
                                                                          2003        1.000            1.105                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.132                 --
                                                                          2004        1.000            1.093                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.192            1.203                 --
                                                                          2004        1.089            1.192                 --
                                                                          2003        1.000            1.089                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.077                 --
                                                                          2004        1.000            1.056                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.388            1.545              1,564
                                                                          2004        1.207            1.388                 --
                                                                          2003        1.000            1.207                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.142                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.175            1.316                 --
                                                                          2004        1.162            1.175                 --
                                                                          2003        1.000            1.162                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.969            0.969                 --
                                                                          2004        0.988            0.969                 --
                                                                          2003        1.000            0.988                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.276            1.410              1,650
                                                                          2004        1.172            1.276                 --
                                                                          2003        1.000            1.172                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.219            1.271                 --
                                                                          2004        1.130            1.219                 --
                                                                          2003        1.000            1.130                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.038            1.033                 --
                                                                          2004        0.982            1.038                 --
                                                                          2003        1.000            0.982                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.201            1.211                 --
                                                                          2004        1.213            1.201                 --
                                                                          2003        1.000            1.213                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.125              2,093

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.101            1.117                 --
                                                                          2004        1.060            1.101                 --
                                                                          2003        1.000            1.060                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.256            1.340              3,408
                                                                          2004        1.155            1.256                 --
                                                                          2003        1.000            1.155                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.226            1.192                 --
                                                                          2004        1.127            1.226                 --
                                                                          2003        1.000            1.127                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.286            1.350                 --
                                                                          2004        1.160            1.286                 --
                                                                          2003        1.000            1.160                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.521            1.631              1,370
                                                                          2004        1.241            1.521                 --
                                                                          2003        1.000            1.241                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.105            1.007                 --
                                                                          2004        1.115            1.105                 --
                                                                          2003        1.000            1.115                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.250            1.166                 --
                                                                          2004        1.155            1.250                 --
                                                                          2003        1.000            1.155                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.241            1.231                 --
                                                                          2004        1.160            1.241                 --
                                                                          2003        1.000            1.160                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.212            1.228                 --
                                                                          2004        1.129            1.212                 --
                                                                          2003        1.000            1.129                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.211            1.321                 --
                                                                          2004        1.117            1.211                 --
                                                                          2003        1.000            1.117                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.213            1.269                 --
                                                                          2004        1.107            1.213                 --
                                                                          2003        1.000            1.107                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.283            1.245                 --
                                                                          2004        1.119            1.283                 --
                                                                          2003        1.000            1.119                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.173            1.093                 --
                                                                          2004        1.191            1.173                 --
                                                                          2003        1.000            1.191                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.307            1.419              3,250
                                                                          2004        1.210            1.307                 --
                                                                          2003        1.000            1.210                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.079            1.139                 --
                                                                          2004        1.060            1.079                 --
                                                                          2003        1.000            1.060                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.178            1.313                 --
                                                                          2004        1.118            1.178                 --
                                                                          2003        1.000            1.118                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.281            1.460                 --
                                                                          2004        1.063            1.281              2,000
                                                                          2003        1.000            1.063              2,000

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.603            2.000                 --
                                                                          2004        1.315            1.603              1,000
                                                                          2003        1.000            1.315              1,000

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.420            1.609                 --
                                                                          2004        1.234            1.420              1,000
                                                                          2003        1.000            1.234              1,000

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.301            1.383                 --
                                                                          2004        1.168            1.301              2,000
                                                                          2003        1.000            1.168              2,000

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.159            1.169                 --
                                                                          2004        1.122            1.159              3,000
                                                                          2003        1.000            1.122              3,000

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.479            1.606                 --
                                                                          2004        1.160            1.479                 --
                                                                          2003        1.000            1.160              2,000

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.004                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.213            1.102                 --
                                                                          2004        1.124            1.213              1,000
                                                                          2003        1.000            1.124              1,000

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.166            1.234                 --
                                                                          2004        1.112            1.166              2,000
                                                                          2003        1.000            1.112              2,000

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.500            1.728                 --
                                                                          2004        1.249            1.500              1,000
                                                                          2003        1.000            1.249              1,000

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.204            1.241                 --
                                                                          2004        1.124            1.204                 --
                                                                          2003        1.000            1.124              1,000

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.192            1.256                 --
                                                                          2004        1.119            1.192                 --
                                                                          2003        1.000            1.119              1,000

    International Portfolio -- Class B (6/03).........................    2005        1.339            1.511                 --
                                                                          2004        1.181            1.339              1,000
                                                                          2003        1.000            1.181              1,000

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.298            1.389                 --
                                                                          2004        1.152            1.298              2,000
                                                                          2003        1.000            1.152              2,000

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.039            1.049                 --
                                                                          2004        1.000            1.039                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.000            0.994                 --
                                                                          2004        0.985            1.000                 --
                                                                          2003        1.000            0.985              2,000

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.312            1.568                 --
                                                                          2004        1.177            1.312              1,000
                                                                          2003        1.000            1.177              1,000

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.000            0.998                 --
                                                                          2004        0.992            1.000              2,000
                                                                          2003        1.000            0.992              2,000

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.101                 --
                                                                          2004        1.000            1.074                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.129            1.083                 --
                                                                          2004        1.105            1.129              2,000
                                                                          2003        1.000            1.105              2,000

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.130                 --
                                                                          2004        1.000            1.093                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.190            1.200                 --
                                                                          2004        1.088            1.190                 --
                                                                          2003        1.000            1.088                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.075                 --
                                                                          2004        1.000            1.056                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.386            1.541                 --
                                                                          2004        1.206            1.386                 --
                                                                          2003        1.000            1.206              1,000

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.141                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.173            1.312                 --
                                                                          2004        1.161            1.173              1,000
                                                                          2003        1.000            1.161              1,000

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.968            0.967                 --
                                                                          2004        0.987            0.968              1,000
                                                                          2003        1.000            0.987              1,000

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.274            1.407                 --
                                                                          2004        1.172            1.274              1,000
                                                                          2003        1.000            1.172              1,000

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.217            1.267                 --
                                                                          2004        1.129            1.217                 --
                                                                          2003        1.000            1.129              1,000

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.037            1.031                 --
                                                                          2004        0.982            1.037                 --
                                                                          2003        1.000            0.982              2,000

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.199            1.208                 --
                                                                          2004        1.212            1.199              1,000
                                                                          2003        1.000            1.212              1,000

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.123                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.099            1.114                 --
                                                                          2004        1.060            1.099              2,000
                                                                          2003        1.000            1.060              2,000

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.254            1.336                 --
                                                                          2004        1.154            1.254                 --
                                                                          2003        1.000            1.154              1,000

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.225            1.189                 --
                                                                          2004        1.126            1.225              2,000
                                                                          2003        1.000            1.126              2,000

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.284            1.347                 --
                                                                          2004        1.159            1.284                 --
                                                                          2003        1.000            1.159              1,000

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.519            1.627                 --
                                                                          2004        1.241            1.519                 --
                                                                          2003        1.000            1.241              2,000

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.103            1.005                 --
                                                                          2004        1.115            1.103              1,000
                                                                          2003        1.000            1.115              1,000

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.248            1.164                 --
                                                                          2004        1.154            1.248              2,000
                                                                          2003        1.000            1.154              2,000

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.239            1.228                 --
                                                                          2004        1.159            1.239                 --
                                                                          2003        1.000            1.159              2,000

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.211            1.225                 --
                                                                          2004        1.129            1.211              1,000
                                                                          2003        1.000            1.129              1,000

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.209            1.318                 --
                                                                          2004        1.116            1.209              1,000
                                                                          2003        1.000            1.116              1,000

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.211            1.266                 --
                                                                          2004        1.107            1.211              1,000
                                                                          2003        1.000            1.107              1,000

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.281            1.242                 --
                                                                          2004        1.119            1.281              1,000
                                                                          2003        1.000            1.119              1,000

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.171            1.090                 --
                                                                          2004        1.190            1.171              1,000
                                                                          2003        1.000            1.190              1,000

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.305            1.416                 --
                                                                          2004        1.209            1.305              1,000
                                                                          2003        1.000            1.209              1,000

The Alger American Fund

    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.077            1.136                 --
                                                                          2004        1.059            1.077                 --
                                                                          2003        1.000            1.059                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares (6/03)    2005        1.176            1.310                 --
                                                                          2004        1.118            1.176                 --
                                                                          2003        1.000            1.118              3,000

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2 and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B and is no longer available as a funding option.

                         SCUDDER ADVOCATE ADVISOR -- ST!

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.291            1.479                 --
                                                                          2004        1.066            1.291                 --
                                                                          2003        1.000            1.066                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.615            2.026                 --
                                                                          2004        1.319            1.615                 --
                                                                          2003        1.000            1.319                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.432            1.630                 --
                                                                          2004        1.238            1.432                 --
                                                                          2003        1.000            1.238                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.312            1.401                 --
                                                                          2004        1.171            1.312                 --
                                                                          2003        1.000            1.171                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.168            1.184                 --
                                                                          2004        1.125            1.168                 --
                                                                          2003        1.000            1.125                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.491            1.627                 --
                                                                          2004        1.164            1.491                 --
                                                                          2003        1.000            1.164                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.006                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.222            1.113                 --
                                                                          2004        1.127            1.222                 --
                                                                          2003        1.000            1.127                 --

    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.175            1.250                 --
                                                                          2004        1.115            1.175                 --
                                                                          2003        1.000            1.115                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.512            1.750                 --
                                                                          2004        1.253            1.512                 --
                                                                          2003        1.000            1.253                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.213            1.257                 --
                                                                          2004        1.127            1.213                 --
                                                                          2003        1.000            1.127                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.201            1.273                 --
                                                                          2004        1.123            1.201                 --
                                                                          2003        1.000            1.123                 --

    International Portfolio -- Class B (6/03).........................    2005        1.349            1.531                 --
                                                                          2004        1.184            1.349                 --
                                                                          2003        1.000            1.184                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.995                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.309            1.407                 --
                                                                          2004        1.155            1.309                 --
                                                                          2003        1.000            1.155                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.041            1.057                 --
                                                                          2004        1.000            1.041                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.008            1.007                 --
                                                                          2004        0.988            1.008                 --
                                                                          2003        1.000            0.988                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.322            1.588                 --
                                                                          2004        1.180            1.322                 --
                                                                          2003        1.000            1.180                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.008            1.011                 --
                                                                          2004        0.995            1.008                 --
                                                                          2003        1.000            0.995                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.076            1.108                 --
                                                                          2004        1.000            1.076                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.138            1.094                 --
                                                                          2004        1.108            1.138                 --
                                                                          2003        1.000            1.108                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.095            1.138                 --
                                                                          2004        1.000            1.095                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.199            1.215                 --
                                                                          2004        1.091            1.199                 --
                                                                          2003        1.000            1.091                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.058            1.083                 --
                                                                          2004        1.000            1.058                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.397            1.561                 --
                                                                          2004        1.209            1.397                 --
                                                                          2003        1.000            1.209                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.147                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.183            1.329                 --
                                                                          2004        1.164            1.183                 --
                                                                          2003        1.000            1.164                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.975            0.979                 --
                                                                          2004        0.990            0.975                 --
                                                                          2003        1.000            0.990                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.284            1.425                 --
                                                                          2004        1.175            1.284                 --
                                                                          2003        1.000            1.175                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.227            1.284                 --
                                                                          2004        1.132            1.227                 --
                                                                          2003        1.000            1.132                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.045            1.044                 --
                                                                          2004        0.985            1.045                 --
                                                                          2003        1.000            0.985                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.209            1.224                 --
                                                                          2004        1.215            1.209                 --
                                                                          2003        1.000            1.215                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.130                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.108            1.129                 --
                                                                          2004        1.063            1.108                 --
                                                                          2003        1.000            1.063                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.264            1.354                 --
                                                                          2004        1.158            1.264                 --
                                                                          2003        1.000            1.158                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.234            1.204                 --
                                                                          2004        1.129            1.234                 --
                                                                          2003        1.000            1.129                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.295            1.364                 --
                                                                          2004        1.162            1.295                 --
                                                                          2003        1.000            1.162                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.531            1.648                 --
                                                                          2004        1.244            1.531                 --
                                                                          2003        1.000            1.244                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.112            1.015                 --
                                                                          2004        1.118            1.112                 --
                                                                          2003        1.000            1.118                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.258            1.175                 --
                                                                          2004        1.157            1.258                 --
                                                                          2003        1.000            1.157                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.249            1.244                 --
                                                                          2004        1.162            1.249                 --
                                                                          2003        1.000            1.162                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.220            1.239                 --
                                                                          2004        1.132            1.220                 --
                                                                          2003        1.000            1.132                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.219            1.335                 --
                                                                          2004        1.119            1.219                 --
                                                                          2003        1.000            1.119                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.221            1.282                 --
                                                                          2004        1.110            1.221                 --
                                                                          2003        1.000            1.110                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.291            1.258                 --
                                                                          2004        1.122            1.291                 --
                                                                          2003        1.000            1.122                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.180            1.105                 --
                                                                          2004        1.193            1.180                 --
                                                                          2003        1.000            1.193                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.315            1.434                 --
                                                                          2004        1.212            1.315                 --
                                                                          2003        1.000            1.212                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.086            1.151                 --
                                                                          2004        1.062            1.086                 --
                                                                          2003        1.000            1.062                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.185            1.326                 --
                                                                          2004        1.121            1.185                 --
                                                                          2003        1.000            1.121                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.298            1.486                 --
                                                                          2004        1.072            1.298                 --
                                                                          2003        1.000            1.072                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.277            1.601                 --
                                                                          2004        1.043            1.277                 --
                                                                          2003        1.000            1.043                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.193            1.358                 --
                                                                          2004        1.032            1.193                 --
                                                                          2003        1.000            1.032                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.152            1.229                 --
                                                                          2004        1.029            1.152                 --
                                                                          2003        1.000            1.029                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service
        Shares (6/03).................................................    2005        1.084            1.098                 --
                                                                          2004        1.044            1.084                 --
                                                                          2003        1.000            1.044                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.338            1.459                 --
                                                                          2004        1.044            1.338                 --
                                                                          2003        1.000            1.044                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.006                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.090            0.992                 --
                                                                          2004        1.006            1.090                 --
                                                                          2003        1.000            1.006                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.099            1.169                 --
                                                                          2004        1.043            1.099                 --
                                                                          2003        1.000            1.043                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.291            1.493                 --
                                                                          2004        1.070            1.291                 --
                                                                          2003        1.000            1.070                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.135            1.176                 --
                                                                          2004        1.056            1.135                 --
                                                                          2003        1.000            1.056                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.166            1.234                 --
                                                                          2004        1.090            1.166                 --
                                                                          2003        1.000            1.090                 --

    International Portfolio -- Class B (6/03).........................    2005        1.238            1.403                 --
                                                                          2004        1.087            1.238                 --
                                                                          2003        1.000            1.087                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.995                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.199            1.289                 --
                                                                          2004        1.059            1.199                 --
                                                                          2003        1.000            1.059                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.041            1.056                 --
                                                                          2004        1.000            1.041                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.037            1.034                 --
                                                                          2004        1.016            1.037                 --
                                                                          2003        1.000            1.016                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.208            1.450                 --
                                                                          2004        1.078            1.208                 --
                                                                          2003        1.000            1.078                 --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.022            1.024                 --
                                                                          2004        1.009            1.022                 --
                                                                          2003        1.000            1.009                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.076            1.107                 --
                                                                          2004        1.000            1.076                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.061            1.020                 --
                                                                          2004        1.034            1.061                 --
                                                                          2003        1.000            1.034                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.095            1.137                 --
                                                                          2004        1.000            1.095                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.137            1.152                 --
                                                                          2004        1.035            1.137                 --
                                                                          2003        1.000            1.035                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.058            1.082                 --
                                                                          2004        1.000            1.058                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.256            1.403                 --
                                                                          2004        1.088            1.256                 --
                                                                          2003        1.000            1.088                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.063            1.147                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.034            1.162                 --
                                                                          2004        1.019            1.034                 --
                                                                          2003        1.000            1.019                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.982            0.986                 --
                                                                          2004        0.998            0.982                 --
                                                                          2003        1.000            0.998                 --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.123            1.246                 --
                                                                          2004        1.028            1.123                 --
                                                                          2003        1.000            1.028                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.092            1.141                 --
                                                                          2004        1.008            1.092                 --
                                                                          2003        1.000            1.008                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.095            1.093                 --
                                                                          2004        1.032            1.095                 --
                                                                          2003        1.000            1.032                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.014            1.026                 --
                                                                          2004        1.020            1.014                 --
                                                                          2003        1.000            1.020                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.079            1.129                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.076            1.095                 --
                                                                          2004        1.032            1.076                 --
                                                                          2003        1.000            1.032                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.162            1.243                 --
                                                                          2004        1.064            1.162                 --
                                                                          2003        1.000            1.064                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.131            1.103                 --
                                                                          2004        1.035            1.131                 --
                                                                          2003        1.000            1.035                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.189            1.253                 --
                                                                          2004        1.068            1.189                 --
                                                                          2003        1.000            1.068                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.304            1.402                 --
                                                                          2004        1.060            1.304                 --
                                                                          2003        1.000            1.060                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.048            0.956                 --
                                                                          2004        1.054            1.048                 --
                                                                          2003        1.000            1.054                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.141            1.066                 --
                                                                          2004        1.050            1.141                 --
                                                                          2003        1.000            1.050                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.147            1.141                 --
                                                                          2004        1.068            1.147                 --
                                                                          2003        1.000            1.068                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.142            1.159                 --
                                                                          2004        1.060            1.142                 --
                                                                          2003        1.000            1.060                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.150            1.259                 --
                                                                          2004        1.057            1.150                 --
                                                                          2003        1.000            1.057                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.148            1.205                 --
                                                                          2004        1.044            1.148                 --
                                                                          2003        1.000            1.044                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.230            1.198                 --
                                                                          2004        1.069            1.230                 --
                                                                          2003        1.000            1.069                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.011            0.946                 --
                                                                          2004        1.023            1.011                 --
                                                                          2003        1.000            1.023                 --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.101            1.200                 --
                                                                          2004        1.016            1.101                 --
                                                                          2003        1.000            1.016                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.057            1.120                 --
                                                                          2004        1.034            1.057                 --
                                                                          2003        1.000            1.034                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.078            1.206                 --
                                                                          2004        1.020            1.078                 --
                                                                          2003        1.000            1.020                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.287            1.471                 --
                                                                          2004        1.065            1.287                 --
                                                                          2003        1.000            1.065                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.610            2.016                 --
                                                                          2004        1.318            1.610                 --
                                                                          2003        1.000            1.318                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.427            1.622                 --
                                                                          2004        1.236            1.427                 --
                                                                          2003        1.000            1.236                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.308            1.393                 --
                                                                          2004        1.170            1.308                 --
                                                                          2003        1.000            1.170                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.165            1.178                 --
                                                                          2004        1.124            1.165                 --
                                                                          2003        1.000            1.124                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.486            1.619              2,731
                                                                          2004        1.162            1.486              3,201
                                                                          2003        1.000            1.162                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.218            1.109                 --
                                                                          2004        1.126            1.218                 --
                                                                          2003        1.000            1.126                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.172            1.244                 --
                                                                          2004        1.114            1.172                 --
                                                                          2003        1.000            1.114                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.507            1.741                 --
                                                                          2004        1.251            1.507                 --
                                                                          2003        1.000            1.251                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.209            1.251                 --
                                                                          2004        1.126            1.209                 --
                                                                          2003        1.000            1.126                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.198            1.266                 --
                                                                          2004        1.121            1.198                 --
                                                                          2003        1.000            1.121                 --

    International Portfolio -- Class B (6/03).........................    2005        1.345            1.523                 --
                                                                          2004        1.183            1.345                 --
                                                                          2003        1.000            1.183                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.994                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.305            1.400                 --
                                                                          2004        1.154            1.305                 --
                                                                          2003        1.000            1.154                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.054                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.005            1.001             30,066
                                                                          2004        0.987            1.005             30,247
                                                                          2003        1.000            0.987                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.318            1.580                 --
                                                                          2004        1.179            1.318                 --
                                                                          2003        1.000            1.179                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.005            1.005                 --
                                                                          2004        0.994            1.005                 --
                                                                          2003        1.000            0.994                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.105            227,865
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.134            1.090                 --
                                                                          2004        1.107            1.134                 --
                                                                          2003        1.000            1.107                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.094            1.135                 --
                                                                          2004        1.000            1.094                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.195            1.209              3,293
                                                                          2004        1.090            1.195              3,296
                                                                          2003        1.000            1.090                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.080                 --
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.393            1.553             12,180
                                                                          2004        1.208            1.393             12,761
                                                                          2003        1.000            1.208                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.145                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.179            1.322                 --
                                                                          2004        1.163            1.179                 --
                                                                          2003        1.000            1.163                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.972            0.974                 --
                                                                          2004        0.989            0.972                 --
                                                                          2003        1.000            0.989                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.279            1.417                 --
                                                                          2004        1.174            1.279                 --
                                                                          2003        1.000            1.174                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.223            1.277                 --
                                                                          2004        1.131            1.223                 --
                                                                          2003        1.000            1.131                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.042            1.039                 --
                                                                          2004        0.984            1.042                 --
                                                                          2003        1.000            0.984                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.205            1.217                 --
                                                                          2004        1.214            1.205                 --
                                                                          2003        1.000            1.214                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.127                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.105            1.123                 --
                                                                          2004        1.062            1.105                 --
                                                                          2003        1.000            1.062                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.260            1.347                 --
                                                                          2004        1.156            1.260                 --
                                                                          2003        1.000            1.156                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.230            1.198                 --
                                                                          2004        1.128            1.230                 --
                                                                          2003        1.000            1.128                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.290            1.357             21,692
                                                                          2004        1.161            1.290             22,426
                                                                          2003        1.000            1.161                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.526            1.639              3,400
                                                                          2004        1.243            1.526              3,601
                                                                          2003        1.000            1.243                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.109            1.011                 --
                                                                          2004        1.116            1.109                 --
                                                                          2003        1.000            1.116                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.254            1.170                 --
                                                                          2004        1.156            1.254                 --
                                                                          2003        1.000            1.156                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.245            1.237                 --
                                                                          2004        1.161            1.245                 --
                                                                          2003        1.000            1.161                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.216            1.234                 --
                                                                          2004        1.130            1.216                 --
                                                                          2003        1.000            1.130                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.215            1.328                 --
                                                                          2004        1.118            1.215                 --
                                                                          2003        1.000            1.118                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.217            1.275                 --
                                                                          2004        1.109            1.217                 --
                                                                          2003        1.000            1.109                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.287            1.251                 --
                                                                          2004        1.120            1.287                 --
                                                                          2003        1.000            1.120                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.176            1.099             24,641
                                                                          2004        1.192            1.176             21,802
                                                                          2003        1.000            1.192                 --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.311            1.427                 --
                                                                          2004        1.211            1.311                 --
                                                                          2003        1.000            1.211                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund

    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.082            1.145                 --
                                                                          2004        1.061            1.082                 --
                                                                          2003        1.000            1.061                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.182            1.320                 --
                                                                          2004        1.119            1.182                 --
                                                                          2003        1.000            1.119                 --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.295            1.480                 --
                                                                          2004        1.072            1.295                 --
                                                                          2003        1.000            1.072                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.274            1.594                 --
                                                                          2004        1.043            1.274                 --
                                                                          2003        1.000            1.043                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.190            1.352                 --
                                                                          2004        1.032            1.190                 --
                                                                          2003        1.000            1.032                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.149            1.224                 --
                                                                          2004        1.029            1.149                 --
                                                                          2003        1.000            1.029                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service
        Shares (6/03).................................................    2005        1.081            1.093                 --
                                                                          2004        1.044            1.081                 --
                                                                          2003        1.000            1.044                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.335            1.453                 --
                                                                          2004        1.044            1.335                 --
                                                                          2003        1.000            1.044                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.087            0.989                 --
                                                                          2004        1.005            1.087                 --
                                                                          2003        1.000            1.005                 --

    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.097            1.164                 --
                                                                          2004        1.043            1.097                 --
                                                                          2003        1.000            1.043                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.288            1.487                 --
                                                                          2004        1.070            1.288                 --
                                                                          2003        1.000            1.070                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.133            1.171                 --
                                                                          2004        1.055            1.133                 --
                                                                          2003        1.000            1.055                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.163            1.229                 --
                                                                          2004        1.090            1.163                 --
                                                                          2003        1.000            1.090                 --

    International Portfolio -- Class B (6/03).........................    2005        1.235            1.397                 --
                                                                          2004        1.087            1.235                 --
                                                                          2003        1.000            1.087                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.994                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.196            1.283                 --
                                                                          2004        1.059            1.196                 --
                                                                          2003        1.000            1.059                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.053                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.034            1.030                 --
                                                                          2004        1.016            1.034                 --
                                                                          2003        1.000            1.016                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.205            1.443                 --
                                                                          2004        1.078            1.205                 --
                                                                          2003        1.000            1.078                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.020            1.019                 --
                                                                          2004        1.009            1.020                 --
                                                                          2003        1.000            1.009                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.104                 --
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.059            1.017                 --
                                                                          2004        1.033            1.059                 --
                                                                          2003        1.000            1.033                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.094            1.134                 --
                                                                          2004        1.000            1.094                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.134            1.147                 --
                                                                          2004        1.035            1.134                 --
                                                                          2003        1.000            1.035                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.079                 --
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.254            1.397                 --
                                                                          2004        1.088            1.254                 --
                                                                          2003        1.000            1.088                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.144                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.032            1.157                 --
                                                                          2004        1.018            1.032                 --
                                                                          2003        1.000            1.018                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.980            0.982                 --
                                                                          2004        0.997            0.980                 --
                                                                          2003        1.000            0.997                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.120            1.240                 --
                                                                          2004        1.028            1.120                 --
                                                                          2003        1.000            1.028                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.089            1.137                 --
                                                                          2004        1.008            1.089                 --
                                                                          2003        1.000            1.008                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.092            1.089                 --
                                                                          2004        1.032            1.092                 --
                                                                          2003        1.000            1.032                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.012            1.022                 --
                                                                          2004        1.020            1.012                 --
                                                                          2003        1.000            1.020                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.126                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.073            1.090                 --
                                                                          2004        1.032            1.073                 --
                                                                          2003        1.000            1.032                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.159            1.238                 --
                                                                          2004        1.064            1.159                 --
                                                                          2003        1.000            1.064                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.128            1.098                 --
                                                                          2004        1.035            1.128                 --
                                                                          2003        1.000            1.035                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.187            1.247                 --
                                                                          2004        1.068            1.187                 --
                                                                          2003        1.000            1.068                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.301            1.396                 --
                                                                          2004        1.060            1.301                 --
                                                                          2003        1.000            1.060                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.045            0.953                 --
                                                                          2004        1.053            1.045                 --
                                                                          2003        1.000            1.053                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.139            1.062                 --
                                                                          2004        1.050            1.139                 --
                                                                          2003        1.000            1.050                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.144            1.136                 --
                                                                          2004        1.067            1.144                 --
                                                                          2003        1.000            1.067                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.139            1.155                 --
                                                                          2004        1.059            1.139                 --
                                                                          2003        1.000            1.059                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.148            1.254                 --
                                                                          2004        1.057            1.148                 --
                                                                          2003        1.000            1.057                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.145            1.200                 --
                                                                          2004        1.044            1.145                 --
                                                                          2003        1.000            1.044                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.227            1.193                 --
                                                                          2004        1.069            1.227                 --
                                                                          2003        1.000            1.069                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.008            0.942                 --
                                                                          2004        1.022            1.008                 --
                                                                          2003        1.000            1.022                 --


                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.098            1.195                 --
                                                                          2004        1.015            1.098                 --
                                                                          2003        1.000            1.015                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.054            1.115                 --
                                                                          2004        1.034            1.054                 --
                                                                          2003        1.000            1.034                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.076            1.201                 --
                                                                          2004        1.019            1.076                 --
                                                                          2003        1.000            1.019                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.285            1.468              6,012
                                                                          2004        1.064            1.285              7,623
                                                                          2003        1.000            1.064              9,823

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.608            2.010              1,898
                                                                          2004        1.317            1.608              2,234
                                                                          2003        1.000            1.317                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.425            1.617                 --
                                                                          2004        1.236            1.425                 --
                                                                          2003        1.000            1.236                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.306            1.390                 --
                                                                          2004        1.169            1.306                 --
                                                                          2003        1.000            1.169                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
        (6/03)........................................................    2005        1.163            1.175                 --
                                                                          2004        1.123            1.163                 --
                                                                          2003        1.000            1.123                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.484            1.615             19,465
                                                                          2004        1.162            1.484             20,060
                                                                          2003        1.000            1.162                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005              3,727

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.216            1.106                 --
                                                                          2004        1.125            1.216                 --
                                                                          2003        1.000            1.125                 --

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.170            1.241              3,066
                                                                          2004        1.113            1.170                 --
                                                                          2003        1.000            1.113                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.505            1.737                 --
                                                                          2004        1.251            1.505                 --
                                                                          2003        1.000            1.251                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.207            1.248             10,003
                                                                          2004        1.125            1.207             10,998
                                                                          2003        1.000            1.125              9,265

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.196            1.263                 --
                                                                          2004        1.121            1.196                 --
                                                                          2003        1.000            1.121                 --

    International Portfolio -- Class B (6/03).........................    2005        1.343            1.519                 --
                                                                          2004        1.182            1.343                 --
                                                                          2003        1.000            1.182                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.994                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.302            1.396              2,781
                                                                          2004        1.153            1.302              2,813
                                                                          2003        1.000            1.153                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.052                 --
                                                                          2004        1.000            1.040                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.003            0.999             55,310
                                                                          2004        0.986            1.003             51,292
                                                                          2003        1.000            0.986             10,155

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.316            1.576             16,091
                                                                          2004        1.178            1.316             16,091
                                                                          2003        1.000            1.178                 --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.004            1.003              8,871
                                                                          2004        0.994            1.004              9,494
                                                                          2003        1.000            0.994             10,065

                         CONDENSED FINANCIAL INFORMATION


                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.075            1.104                 --
                                                                          2004        1.000            1.075                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.132            1.088                 --
                                                                          2004        1.106            1.132              3,066
                                                                          2003        1.000            1.106                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.094            1.133                 --
                                                                          2004        1.000            1.094                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.193            1.206             34,247
                                                                          2004        1.090            1.193             32,822
                                                                          2003        1.000            1.090                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.057            1.078             21,252
                                                                          2004        1.000            1.057                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.390            1.549             21,148
                                                                          2004        1.207            1.390             22,333
                                                                          2003        1.000            1.207                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.143                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.177            1.319                 --
                                                                          2004        1.162            1.177                 --
                                                                          2003        1.000            1.162                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.971            0.972                 --
                                                                          2004        0.988            0.971                 --
                                                                          2003        1.000            0.988                 --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.278            1.414                 --
                                                                          2004        1.173            1.278                 --
                                                                          2003        1.000            1.173                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.221            1.274             11,028
                                                                          2004        1.130            1.221             11,114
                                                                          2003        1.000            1.130                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.040            1.036              9,611
                                                                          2004        0.983            1.040              9,275
                                                                          2003        1.000            0.983                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.203            1.214                 --
                                                                          2004        1.213            1.203                 --
                                                                          2003        1.000            1.213                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.078            1.126                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.103            1.120                 --
                                                                          2004        1.061            1.103                 --
                                                                          2003        1.000            1.061                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.258            1.343             61,436
                                                                          2004        1.156            1.258             60,793
                                                                          2003        1.000            1.156                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.228            1.195                 --
                                                                          2004        1.127            1.228                 --
                                                                          2003        1.000            1.127                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.288            1.354              4,172
                                                                          2004        1.160            1.288              4,351
                                                                          2003        1.000            1.160                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.524            1.635             12,737
                                                                          2004        1.242            1.524             13,315
                                                                          2003        1.000            1.242                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.107            1.009                --
                                                                          2004        1.116            1.107                --
                                                                          2003        1.000            1.116                --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.252            1.168                --
                                                                          2004        1.155            1.252                --
                                                                          2003        1.000            1.155                --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.243            1.234             2,985
                                                                          2004        1.160            1.243             2,895
                                                                          2003        1.000            1.160                --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.214            1.231                --
                                                                          2004        1.130            1.214             2,961
                                                                          2003        1.000            1.130                --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.213            1.324                --
                                                                          2004        1.117            1.213                --
                                                                          2003        1.000            1.117                --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.215            1.272                --
                                                                          2004        1.108            1.215                --
                                                                          2003        1.000            1.108                --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.285            1.248                --
                                                                          2004        1.120            1.285                --
                                                                          2003        1.000            1.120                --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.174            1.096                --
                                                                          2004        1.191            1.174                --
                                                                          2003        1.000            1.191                --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.309            1.423                --
                                                                          2004        1.210            1.309                --
                                                                          2003        1.000            1.210                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.080            1.142             12,721
                                                                          2004        1.060            1.080             13,875
                                                                          2003        1.000            1.060              9,662

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.180            1.316             64,802
                                                                          2004        1.119            1.180             67,545
                                                                          2003        1.000            1.119                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.283            1.464                 --
                                                                          2004        1.064            1.283                 --
                                                                          2003        1.000            1.064                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.605            2.005                 --
                                                                          2004        1.316            1.605                 --
                                                                          2003        1.000            1.316                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.423            1.613                 --
                                                                          2004        1.235            1.423                 --
                                                                          2003        1.000            1.235                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.303            1.386                 --
                                                                          2004        1.169            1.303                 --
                                                                          2003        1.000            1.169                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
        (6/03)......................                                      2005        1.161            1.172                 --
                                                                          2004        1.123            1.161                 --
                                                                          2003        1.000            1.123                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.482            1.610                 --
                                                                          2004        1.161            1.482                 --
                                                                          2003        1.000            1.161                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.005                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.215            1.104                 --
                                                                          2004        1.125            1.215                 --
                                                                          2003        1.000            1.125                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.168            1.237                --
                                                                          2004        1.112            1.168                --
                                                                          2003        1.000            1.112                --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.503            1.732                --
                                                                          2004        1.250            1.503                --
                                                                          2003        1.000            1.250                --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.205            1.244                --
                                                                          2004        1.125            1.205                --
                                                                          2003        1.000            1.125                --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.194            1.260                --
                                                                          2004        1.120            1.194                --
                                                                          2003        1.000            1.120                --

    International Portfolio -- Class B (6/03).........................    2005        1.341            1.515                --
                                                                          2004        1.182            1.341                --
                                                                          2003        1.000            1.182                --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993             2,175

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.300            1.393                --
                                                                          2004        1.153            1.300                --
                                                                          2003        1.000            1.153                --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.040            1.051                --
                                                                          2004        1.000            1.040                --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.002            0.996             2,161
                                                                          2004        0.986            1.002                --
                                                                          2003        1.000            0.986                --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.314            1.572                --
                                                                          2004        1.177            1.314                --
                                                                          2003        1.000            1.177                --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.002            1.000                --
                                                                          2004        0.993            1.002                --
                                                                          2003        1.000            0.993                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.102                --
                                                                          2004        1.000            1.074                --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.131            1.085                --
                                                                          2004        1.105            1.131                --
                                                                          2003        1.000            1.105                --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.132                --
                                                                          2004        1.000            1.093                --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.192            1.203                --
                                                                          2004        1.089            1.192                --
                                                                          2003        1.000            1.089                --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.077                --
                                                                          2004        1.000            1.056                --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.388            1.545             1,564
                                                                          2004        1.207            1.388                --
                                                                          2003        1.000            1.207                --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.142                --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.175            1.316                --
                                                                          2004        1.162            1.175                --
                                                                          2003        1.000            1.162                --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.969            0.969                --
                                                                          2004        0.988            0.969                --
                                                                          2003        1.000            0.988                --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.276            1.410             1,650
                                                                          2004        1.172            1.276                --
                                                                          2003        1.000            1.172                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.219            1.271                --
                                                                          2004        1.130            1.219                --
                                                                          2003        1.000            1.130                --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.038            1.033                --
                                                                          2004        0.982            1.038                --
                                                                          2003        1.000            0.982                --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.201            1.211                --
                                                                          2004        1.213            1.201                --
                                                                          2003        1.000            1.213                --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.125             2,093

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.101            1.117                --
                                                                          2004        1.060            1.101                --
                                                                          2003        1.000            1.060                --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.256            1.340             3,408
                                                                          2004        1.155            1.256                --
                                                                          2003        1.000            1.155                --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.226            1.192                --
                                                                          2004        1.127            1.226                --
                                                                          2003        1.000            1.127                --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.286            1.350                --
                                                                          2004        1.160            1.286                --
                                                                          2003        1.000            1.160                --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.521            1.631             1,370
                                                                          2004        1.241            1.521                --
                                                                          2003        1.000            1.241                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.105            1.007                --
                                                                          2004        1.115            1.105                --
                                                                          2003        1.000            1.115                --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.250            1.166                --
                                                                          2004        1.155            1.250                --
                                                                          2003        1.000            1.155                --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.241            1.231                --
                                                                          2004        1.160            1.241                --
                                                                          2003        1.000            1.160                --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.212            1.228                --
                                                                          2004        1.129            1.212                --
                                                                          2003        1.000            1.129                --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.211            1.321                --
                                                                          2004        1.117            1.211                --
                                                                          2003        1.000            1.117                --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.213            1.269                --
                                                                          2004        1.107            1.213                --
                                                                          2003        1.000            1.107                --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.283            1.245                --
                                                                          2004        1.119            1.283                --
                                                                          2003        1.000            1.119                --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.173            1.093                --
                                                                          2004        1.191            1.173                --
                                                                          2003        1.000            1.191                --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.307            1.419             3,250
                                                                          2004        1.210            1.307                --
                                                                          2003        1.000            1.210                --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.079            1.139                 --
                                                                          2004        1.060            1.079                 --
                                                                          2003        1.000            1.060                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.178            1.313                 --
                                                                          2004        1.118            1.178                 --
                                                                          2003        1.000            1.118                 --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.292            1.473                 --
                                                                          2004        1.072            1.292                 --
                                                                          2003        1.000            1.072                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.271            1.587                 --
                                                                          2004        1.043            1.271                 --
                                                                          2003        1.000            1.043                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.188            1.346                 --
                                                                          2004        1.032            1.188                 --
                                                                          2003        1.000            1.032                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.147            1.219                 --
                                                                          2004        1.029            1.147                 --
                                                                          2003        1.000            1.029                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
        (6/03)........................................................    2005        1.079            1.088                 --
                                                                          2004        1.044            1.079                 --
                                                                          2003        1.000            1.044                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.332            1.447                 --
                                                                          2004        1.044            1.332                 --
                                                                          2003        1.000            1.044                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.004                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.085            0.986                 --
                                                                          2004        1.005            1.085                 --
                                                                          2003        1.000            1.005                 --

    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.094            1.159                 --
                                                                          2004        1.043            1.094                 --
                                                                          2003        1.000            1.043                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.285            1.481                 --
                                                                          2004        1.070            1.285                 --
                                                                          2003        1.000            1.070                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.130            1.166                 --
                                                                          2004        1.055            1.130                 --
                                                                          2003        1.000            1.055                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.161            1.224                 --
                                                                          2004        1.089            1.161                 --
                                                                          2003        1.000            1.089                 --

    International Portfolio -- Class B (6/03).........................    2005        1.232            1.391                 --
                                                                          2004        1.086            1.232                 --
                                                                          2003        1.000            1.086                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.194            1.278                 --
                                                                          2004        1.058            1.194                 --
                                                                          2003        1.000            1.058                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.039            1.050                 --
                                                                          2004        1.000            1.039                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.032            1.026                 --
                                                                          2004        1.016            1.032                 --
                                                                          2003        1.000            1.016                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.202            1.437                 --
                                                                          2004        1.078            1.202                 --
                                                                          2003        1.000            1.078                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        1.017            1.015                 --
                                                                          2004        1.009            1.017                 --
                                                                          2003        1.000            1.009                 --

    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.101                 --
                                                                          2004        1.000            1.074                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.056            1.014                 --
                                                                          2004        1.033            1.056                 --
                                                                          2003        1.000            1.033                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.131                 --
                                                                          2004        1.000            1.093                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.132            1.142                 --
                                                                          2004        1.035            1.132                 --
                                                                          2003        1.000            1.035                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.076                 --
                                                                          2004        1.000            1.056                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.251            1.391                 --
                                                                          2004        1.088            1.251                 --
                                                                          2003        1.000            1.088                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.062            1.141                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.029            1.152                 --
                                                                          2004        1.018            1.029                 --
                                                                          2003        1.000            1.018                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.978            0.977                 --
                                                                          2004        0.997            0.978                 --
                                                                          2003        1.000            0.997                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.118            1.235                 --
                                                                          2004        1.028            1.118                 --
                                                                          2003        1.000            1.028                 --

    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.087            1.132                 --
                                                                          2004        1.007            1.087                 --
                                                                          2003        1.000            1.007                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.090            1.084                 --
                                                                          2004        1.032            1.090                 --
                                                                          2003        1.000            1.032                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.010            1.018                 --
                                                                          2004        1.020            1.010                 --
                                                                          2003        1.000            1.020                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.077            1.124                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.071            1.086                 --
                                                                          2004        1.032            1.071                 --
                                                                          2003        1.000            1.032                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.157            1.233                 --
                                                                          2004        1.064            1.157                 --
                                                                          2003        1.000            1.064                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.125            1.093                 --
                                                                          2004        1.034            1.125                 --
                                                                          2003        1.000            1.034                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.184            1.242                 --
                                                                          2004        1.068            1.184                 --
                                                                          2003        1.000            1.068                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.298            1.390                 --
                                                                          2004        1.059            1.298                 --
                                                                          2003        1.000            1.059                 --

    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.043            0.951                 --
                                                                          2004        1.053            1.043                 --
                                                                          2003        1.000            1.053                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.136            1.059                 --
                                                                          2004        1.050            1.136                 --
                                                                          2003        1.000            1.050                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.142            1.132                 --
                                                                          2004        1.067            1.142                 --
                                                                          2003        1.000            1.067                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.137            1.151                 --
                                                                          2004        1.059            1.137                 --
                                                                          2003        1.000            1.059                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.145            1.248                 --
                                                                          2004        1.056            1.145                 --
                                                                          2003        1.000            1.056                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.143            1.195                 --
                                                                          2004        1.044            1.143                 --
                                                                          2003        1.000            1.044                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.224            1.188                 --
                                                                          2004        1.069            1.224                 --
                                                                          2003        1.000            1.069                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.006            0.938                 --
                                                                          2004        1.022            1.006                 --
                                                                          2003        1.000            1.022                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.096            1.190                 --
                                                                          2004        1.015            1.096                 --
                                                                          2003        1.000            1.015                 --

The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.052            1.110                 --
                                                                          2004        1.034            1.052                 --
                                                                          2003        1.000            1.034                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.073            1.196                 --
                                                                          2004        1.019            1.073                 --
                                                                          2003        1.000            1.019                 --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.281            1.460                --
                                                                          2004        1.063            1.281             2,000
                                                                          2003        1.000            1.063             2,000

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.603            2.000                --
                                                                          2004        1.315            1.603             1,000
                                                                          2003        1.000            1.315             1,000

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.420            1.609                --
                                                                          2004        1.234            1.420             1,000
                                                                          2003        1.000            1.234             1,000

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.301            1.383                --
                                                                          2004        1.168            1.301             2,000
                                                                          2003        1.000            1.168             2,000

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
        (6/03)........................................................    2005        1.159            1.169                --
                                                                          2004        1.122            1.159             3,000
                                                                          2003        1.000            1.122             3,000

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.479            1.606                --
                                                                          2004        1.160            1.479                --
                                                                          2003        1.000            1.160             2,000

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.004                --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.213            1.102                --
                                                                          2004        1.124            1.213             1,000
                                                                          2003        1.000            1.124             1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.166            1.234                --
                                                                          2004        1.112            1.166             2,000
                                                                          2003        1.000            1.112             2,000

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.500            1.728                --
                                                                          2004        1.249            1.500             1,000
                                                                          2003        1.000            1.249             1,000

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.204            1.241                --
                                                                          2004        1.124            1.204                --
                                                                          2003        1.000            1.124             1,000

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.192            1.256                --
                                                                          2004        1.119            1.192                --
                                                                          2003        1.000            1.119             1,000

    International Portfolio -- Class B (6/03).........................    2005        1.339            1.511                --
                                                                          2004        1.181            1.339             1,000
                                                                          2003        1.000            1.181             1,000

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.993                --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.298            1.389                --
                                                                          2004        1.152            1.298             2,000
                                                                          2003        1.000            1.152             2,000

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.039            1.049                --
                                                                          2004        1.000            1.039                --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        1.000            0.994                --
                                                                          2004        0.985            1.000                --
                                                                          2003        1.000            0.985             2,000

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.312            1.568                --
                                                                          2004        1.177            1.312             1,000
                                                                          2003        1.000            1.177             1,000

    Scudder Government & Agency Securities Portfolio -- Class B (6/03)    2005        1.000            0.998                --
                                                                          2004        0.992            1.000             2,000
                                                                          2003        1.000            0.992             2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.101                --
                                                                          2004        1.000            1.074                --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.129            1.083                --
                                                                          2004        1.105            1.129             2,000
                                                                          2003        1.000            1.105             2,000

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.093            1.130                --
                                                                          2004        1.000            1.093                --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.190            1.200                --
                                                                          2004        1.088            1.190                --
                                                                          2003        1.000            1.088                --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.075                --
                                                                          2004        1.000            1.056                --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.386            1.541                --
                                                                          2004        1.206            1.386                --
                                                                          2003        1.000            1.206             1,000

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.061            1.141                --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.173            1.312                --
                                                                          2004        1.161            1.173             1,000
                                                                          2003        1.000            1.161             1,000

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.968            0.967                --
                                                                          2004        0.987            0.968             1,000
                                                                          2003        1.000            0.987             1,000

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.274            1.407                --
                                                                          2004        1.172            1.274             1,000
                                                                          2003        1.000            1.172             1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.217            1.267                --
                                                                          2004        1.129            1.217                --
                                                                          2003        1.000            1.129             1,000

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.037            1.031                --
                                                                          2004        0.982            1.037                --
                                                                          2003        1.000            0.982             2,000

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.199            1.208                --
                                                                          2004        1.212            1.199             1,000
                                                                          2003        1.000            1.212             1,000

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.077            1.123                --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.099            1.114                --
                                                                          2004        1.060            1.099             2,000
                                                                          2003        1.000            1.060             2,000

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.254            1.336                --
                                                                          2004        1.154            1.254                --
                                                                          2003        1.000            1.154             1,000

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.225            1.189                --
                                                                          2004        1.126            1.225             2,000
                                                                          2003        1.000            1.126             2,000

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.284            1.347                --
                                                                          2004        1.159            1.284                --
                                                                          2003        1.000            1.159             1,000

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.519            1.627                --
                                                                          2004        1.241            1.519                --
                                                                          2003        1.000            1.241             2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.103            1.005                --
                                                                          2004        1.115            1.103             1,000
                                                                          2003        1.000            1.115             1,000

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.248            1.164                --
                                                                          2004        1.154            1.248             2,000
                                                                          2003        1.000            1.154             2,000

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.239            1.228                --
                                                                          2004        1.159            1.239                --
                                                                          2003        1.000            1.159             2,000

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.211            1.225                --
                                                                          2004        1.129            1.211             1,000
                                                                          2003        1.000            1.129             1,000

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.209            1.318                --
                                                                          2004        1.116            1.209             1,000
                                                                          2003        1.000            1.116             1,000

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.211            1.266                --
                                                                          2004        1.107            1.211             1,000
                                                                          2003        1.000            1.107             1,000

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.281            1.242                --
                                                                          2004        1.119            1.281             1,000
                                                                          2003        1.000            1.119             1,000

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.171            1.090                --
                                                                          2004        1.190            1.171             1,000
                                                                          2003        1.000            1.190             1,000

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.305            1.416                --
                                                                          2004        1.209            1.305             1,000
                                                                          2003        1.000            1.209             1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.077            1.136                --
                                                                          2004        1.059            1.077                --
                                                                          2003        1.000            1.059                --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.176            1.310                --
                                                                          2004        1.118            1.176                --
                                                                          2003        1.000            1.118             3,000

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (6/03)....................................    2005        1.279            1.456                 --
                                                                          2004        1.063            1.279                 --
                                                                          2003        1.000            1.063                 --

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/03).............    2005        1.600            1.995                 --
                                                                          2004        1.315            1.600                 --
                                                                          2003        1.000            1.315                 --

    Credit Suisse Trust Global Small Cap Portfolio (6/03).............    2005        1.418            1.605                 --
                                                                          2004        1.234            1.418                 --
                                                                          2003        1.000            1.234                 --

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio -- Service Shares (6/03)...........    2005        1.299            1.379                 --
                                                                          2004        1.167            1.299                 --
                                                                          2003        1.000            1.167                 --

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc. -- Service Shares
        (6/03)........................................................    2005        1.158            1.166                 --
                                                                          2004        1.121            1.158                 --
                                                                          2003        1.000            1.121                 --

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio -- Class B (6/03)........    2005        1.477            1.602                 --
                                                                          2004        1.160            1.477                 --
                                                                          2003        1.000            1.160                 --

    Scudder VIT Equity 500 Index Fund -- Class B2 (9/05)..............    2005        1.000            1.004                 --

Scudder Variable Series I
    21st Century Growth Portfolio -- Class B (6/03)...................    2005        1.211            1.100                 --
                                                                          2004        1.124            1.211                 --
                                                                          2003        1.000            1.124                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Capital Growth Portfolio -- Class B (6/03)........................    2005        1.164            1.231                 --
                                                                          2004        1.111            1.164                 --
                                                                          2003        1.000            1.111                 --

    Global Discovery Portfolio -- Class B (6/03)......................    2005        1.498            1.723                 --
                                                                          2004        1.249            1.498                 --
                                                                          2003        1.000            1.249                 --

    Growth and Income Portfolio -- Class B (6/03).....................    2005        1.202            1.238                 --
                                                                          2004        1.123            1.202                 --
                                                                          2003        1.000            1.123                 --

    Health Sciences Portfolio -- Class B (6/03).......................    2005        1.190            1.253                 --
                                                                          2004        1.119            1.190                 --
                                                                          2003        1.000            1.119                 --

    International Portfolio -- Class B (6/03).........................    2005        1.337            1.507                 --
                                                                          2004        1.180            1.337                 --
                                                                          2003        1.000            1.180                 --

    SVS I Scudder Bond Portfolio -- Class B (7/05)....................    2005        1.000            0.992                 --

Scudder Variable Series II
    Scudder Blue Chip Portfolio -- Class B (6/03).....................    2005        1.296            1.386                 --
                                                                          2004        1.151            1.296                 --
                                                                          2003        1.000            1.151                 --

    Scudder Conservative Income Strategy Portfolio -- Class B
    (8/04)............................................................    2005        1.039            1.048                 --
                                                                          2004        1.000            1.039                 --

    Scudder Fixed Income Portfolio -- Class B (6/03)..................    2005        0.999            0.991                 --
                                                                          2004        0.985            0.999                 --
                                                                          2003        1.000            0.985                 --

    Scudder Global Blue Chip Portfolio -- Class B (6/03)..............    2005        1.310            1.564                 --
                                                                          2004        1.176            1.310                 --
                                                                          2003        1.000            1.176                 --

    Scudder Government & Agency Securities Portfolio -- Class B
    (6/03)............................................................    2005        0.999            0.995                 --
                                                                          2004        0.992            0.999                 --
                                                                          2003        1.000            0.992                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Growth & Income Strategy Portfolio -- Class B (8/04)......    2005        1.074            1.099                 --
                                                                          2004        1.000            1.074                 --

    Scudder Growth Portfolio -- Class B (6/03)........................    2005        1.127            1.081                 --
                                                                          2004        1.104            1.127                 --
                                                                          2003        1.000            1.104                 --

    Scudder Growth Strategy Portfolio -- Class B (8/04)...............    2005        1.092            1.128                 --
                                                                          2004        1.000            1.092                 --

    Scudder High Income Portfolio -- Class B (6/03)...................    2005        1.188            1.197                 --
                                                                          2004        1.088            1.188                 --
                                                                          2003        1.000            1.088                 --

    Scudder Income & Growth Strategy Portfolio -- Class B (8/04)......    2005        1.056            1.074                 --
                                                                          2004        1.000            1.056                 --

    Scudder International Select Equity Portfolio -- Class B (6/03)...    2005        1.384            1.537                 --
                                                                          2004        1.205            1.384                 --
                                                                          2003        1.000            1.205                 --

    Scudder Mercury Large Cap Core Portfolio (3/05)...................    2005        1.036            1.140                 --

    Scudder Mid-Cap Growth Portfolio -- Class B (6/03)................    2005        1.172            1.309                 --
                                                                          2004        1.161            1.172                 --
                                                                          2003        1.000            1.161                 --

    Scudder Money Market Portfolio -- Class B (6/03)..................    2005        0.966            0.964                 --
                                                                          2004        0.987            0.966                 --
                                                                          2003        1.000            0.987                 --

    Scudder Salomon Aggressive Growth Portfolio (6/03)................    2005        1.272            1.403                 --
                                                                          2004        1.171            1.272                 --
                                                                          2003        1.000            1.171                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    Scudder Small Cap Growth Portfolio -- Class B (6/03)..............    2005        1.215            1.264                 --
                                                                          2004        1.128            1.215                 --
                                                                          2003        1.000            1.128                 --

    Scudder Strategic Income Portfolio -- Class B (6/03)..............    2005        1.035            1.028                 --
                                                                          2004        0.981            1.035                 --
                                                                          2003        1.000            0.981                 --

    Scudder Technology Growth Portfolio -- Class B (6/03).............    2005        1.198            1.205                 --
                                                                          2004        1.211            1.198                 --
                                                                          2003        1.000            1.211                 --

    Scudder Templeton Foreign Value Portfolio (3/05)..................    2005        1.053            1.122                 --

    Scudder Total Return Portfolio -- Class B (6/03)..................    2005        1.098            1.111                 --
                                                                          2004        1.059            1.098                 --
                                                                          2003        1.000            1.059                 --

    SVS Davis Venture Value Portfolio -- Class B (6/03)...............    2005        1.252            1.333                 --
                                                                          2004        1.154            1.252                 --
                                                                          2003        1.000            1.154                 --

    SVS Dreman Financial Services Portfolio -- Class B (6/03).........    2005        1.223            1.186                 --
                                                                          2004        1.125            1.223                 --
                                                                          2003        1.000            1.125                 --

    SVS Dreman High Return Equity Portfolio -- Class B (6/03).........    2005        1.282            1.344                 --
                                                                          2004        1.158            1.282                 --
                                                                          2003        1.000            1.158                 --

    SVS Dreman Small Cap Value Portfolio -- Class B (6/03)............    2005        1.517            1.622                 --
                                                                          2004        1.240            1.517                 --
                                                                          2003        1.000            1.240                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
    SVS Eagle Focused Large Cap Growth Portfolio -- Class B (6/03)....    2005        1.102            1.004                 --
                                                                          2004        1.114            1.102                 --
                                                                          2003        1.000            1.114                 --

    SVS Focus Value & Growth Portfolio -- Class B (6/03)..............    2005        1.246            1.162                 --
                                                                          2004        1.153            1.246                 --
                                                                          2003        1.000            1.153                 --

    SVS II Scudder Large Cap Value Portfolio -- Class B (6/03)........    2005        1.237            1.225                 --
                                                                          2004        1.158            1.237                 --
                                                                          2003        1.000            1.158                 --

    SVS Index 500 Portfolio -- Class B (6/03).........................    2005        1.209            1.223                 --
                                                                          2004        1.128            1.209                 --
                                                                          2003        1.000            1.128                 --

    SVS Janus Growth And Income Portfolio -- Class B (6/03)...........    2005        1.207            1.314                 --
                                                                          2004        1.115            1.207                 --
                                                                          2003        1.000            1.115                 --

    SVS Janus Growth Opportunities Portfolio -- Class B (6/03)........    2005        1.209            1.262                 --
                                                                          2004        1.106            1.209                 --
                                                                          2003        1.000            1.106                 --

    SVS MFS Strategic Value Portfolio -- Class B (6/03)...............    2005        1.279            1.239                 --
                                                                          2004        1.118            1.279                 --
                                                                          2003        1.000            1.118                 --

    SVS Oak Strategic Equity Portfolio -- Class B (6/03)..............    2005        1.169            1.088                 --
                                                                          2004        1.189            1.169                 --
                                                                          2003        1.000            1.189                 --

    SVS Turner Mid Cap Growth Portfolio -- Class B (6/03).............    2005        1.303            1.412                 --
                                                                          2004        1.208            1.303                 --
                                                                          2003        1.000            1.208                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                     NUMBER OF UNITS
PORTFOLIO                                                                         BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
NAME                                                                      YEAR        YEAR          END OF YEAR        END OF YEAR
---------                                                                 ----    -------------    -------------    ---------------
The Alger American Fund
    Alger American Balanced Portfolio -- Class S Shares (6/03)........    2005        1.075            1.133                 --
                                                                          2004        1.059            1.075                 --
                                                                          2003        1.000            1.059                 --

    Alger American Leveraged AllCap Portfolio -- Class S Shares
    (6/03)............................................................    2005        1.174            1.306                 --
                                                                          2004        1.117            1.174                 --
                                                                          2003        1.000            1.117                 --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.

On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B and is no longer available as a funding option.

On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio -- Class B and is no longer available as a funding option.

On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio -- Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund -- Class B2 and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio -- Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio -- Class B and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio -- Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio -- Class B and is no longer available as a funding option.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio -- Class B changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio -- Class B.

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1

                       STATEMENT OF ADDITIONAL INFORMATION

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                     VARIABLE ANNUITY SEPARATE ACCOUNT 2002

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MIC-Book-67-68-77-89                                                 May 1, 2006